                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05547

                                  Laudus Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
              -----------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                                 Evelyn Dilsaver
                                  Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
                 -----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                     ($)             ($)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                  80,588,278     86,442,376

  0.4%  SHORT-TERM INVESTMENT                            309,466        309,466
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                             80,897,744     86,751,842

(0.2)%  OTHER ASSETS AND LIABILITIES                                   (144,136)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   86,607,706

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
COMMON STOCK 99.8% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 3.1%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                27,600       1,139,328
Corn Products International, Inc.                          3,710         113,526
Dean Foods Co. *                                             940          34,959
General Mills, Inc.                                       13,770         711,358
Hansen Natural Corp. *                                       720         137,066
Kellogg Co.                                                3,930         190,330
Kraft Foods, Inc., Class A                                12,100         373,890
                                                                       ---------
                                                                       2,700,457
AIRLINES 0.9%
--------------------------------------------------------------------------------
FedEx Corp.                                                6,800         794,648

BANKS & CREDIT INSTITUTIONS 7.7%
--------------------------------------------------------------------------------
Bank of America Corp.                                     65,300       3,140,930
Capital One Financial Corp.                                4,300         367,435
Comerica, Inc.                                             4,500         233,955
CompuCredit Corp. *                                        1,089          41,861
Countrywide Financial Corp.                               25,600         974,848
KeyCorp                                                    1,100          39,248
U.S. Bancorp                                               5,010         154,709
UnionBanCal Corp.                                          3,000         193,770
Wachovia Corp.                                            26,670       1,442,314
Wells Fargo & Co.                                            700          46,956
                                                                       ---------
                                                                       6,636,026
BASIC MINERALS & METALS 3.5%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                               5,200         360,048
Carpenter Technology Corp.                                   800          92,400
Commercial Metals Co.                                      5,400         138,780
Freeport-McMoran Copper & Gold,
   Inc., Class B                                           7,900         437,739
Nucor Corp.                                               12,091         655,936
Phelps Dodge Corp.                                         5,800         476,528
Reliance Steel & Aluminum Co.                              1,400         116,130
Southern Copper Corp.                                      1,400         124,782
Steel Dynamics, Inc.                                       1,997         131,283
Titanium Metals Corp. *                                    1,500          51,570
United States Steel Corp.                                  6,300         441,756
                                                                       ---------
                                                                       3,026,952
BEER, LIQUOR, & TOBACCO 0.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         4,490         329,701

BIOTECHNOLOGY 1.8%
--------------------------------------------------------------------------------
Celgene Corp. *                                            7,767         368,389
Gilead Sciences, Inc. *                                   20,300       1,200,948
                                                                       ---------
                                                                       1,569,337
CARS & TRUCKS 1.1%
--------------------------------------------------------------------------------
Autoliv, Inc.                                              4,800         271,536
Eaton Corp.                                                  380          28,652
Oshkosh Truck Corp.                                          960          45,619
PACCAR, Inc.                                               7,000         576,660
TRW Automotive Holdings Corp. *                            2,130          58,107
                                                                       ---------
                                                                         980,574
CELLULAR & WIRELESS 0.7%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                       6,680         376,618
Sprint Nextel Corp.                                       10,410         208,096
                                                                       ---------
                                                                         584,714
CHEMICALS & RUBBER 0.3%
--------------------------------------------------------------------------------
FMC Corp.                                                  2,000         128,780
Monsanto Co.                                                 320          26,941
PPG Industries, Inc.                                         700          46,200
The Sherwin-Williams Co.                                     960          45,581
                                                                       ---------
                                                                         247,502
COMMERCIAL AIRCRAFT & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Goodrich Corp.                                               300          12,087
Rockwell Collins, Inc.                                     3,300         184,371
                                                                       ---------
                                                                         196,458
COMMUNICATIONS UTILITIES 4.8%
--------------------------------------------------------------------------------
AT&T Corp.                                                87,341       2,435,940
Google, Inc., Class A *                                    4,200       1,761,186
                                                                       ---------
                                                                       4,197,126
CONSTRUCTION MATERIALS 0.4%
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                        800          38,000
Martin Marietta Materials, Inc.                            1,200         109,380
MDU Resources Group, Inc.                                  6,200         226,982
                                                                       ---------
                                                                         374,362
CONSUMER DURABLES 0.3%
--------------------------------------------------------------------------------
Thor Industries, Inc.                                      1,700          82,365
Whirlpool Corp.                                            2,600         214,890
                                                                       ---------
                                                                         297,255
DRUGS & PHARMACEUTICALS 3.3%
--------------------------------------------------------------------------------
Endo Pharmaceutical Holdings, Inc. *                       2,900          95,642
Merck & Co., Inc.                                         54,400       1,981,792
Pfizer, Inc.                                              11,200         262,864
Wyeth                                                     11,250         499,612
                                                                       ---------
                                                                       2,839,910

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                               SHARES             ($)
ELECTRIC UTILITIES 3.6%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                      2,300           78,890
American Electric Power Co., Inc.                        17,893          612,835
Consolidated Edison, Inc.                                12,900          573,276
DTE Energy Co.                                            6,530          266,032
Entergy Corp.                                             1,470          104,003
FPL Group, Inc.                                          17,900          740,702
OGE Energy Corp.                                            630           22,069
PG&E Corp.                                               16,300          640,264
TXU Corp.                                                 1,200           71,748
                                                                       ---------
                                                                       3,109,819
FINANCIAL INVESTMENTS 0.1%
--------------------------------------------------------------------------------
InterDigital Communications Corp. *                         400           13,964
United Rentals, Inc. *                                    1,690           54,046
                                                                       ---------
                                                                          68,010
FURNITURE & HOUSEHOLD ITEMS 0.6%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                           2,430          225,796
Steelcase Inc., Class A                                   3,400           55,930
The Genlyte Group, Inc. *                                   940           68,084
Thomas & Betts Corp. *                                    3,100          159,030
                                                                       ---------
                                                                         508,840
GAS & OTHER PUBLIC UTILITIES 0.1%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                       1,600           60,992
Western Gas Resources, Inc.                                 740           44,289
                                                                       ---------
                                                                         105,281
GOVERNMENT AIRCRAFT & DEFENSE 1.5%
--------------------------------------------------------------------------------
General Dynamics Corp.                                    8,520          557,719
Lockheed Martin Corp.                                     1,600          114,784
Raytheon Co.                                             11,840          527,709
Textron, Inc.                                             1,130          104,163
The Boeing Co.                                              390           31,945
                                                                       ---------
                                                                       1,336,320
HEALTH CARE & HOSPITAL 1.6%
--------------------------------------------------------------------------------
Health Net, Inc. *                                        5,860          264,696
Humana, Inc. *                                            7,500          402,750
Laboratory Corp. of America
   Holdings *                                             6,500          404,495
Manor Care, Inc.                                          4,200          197,064
Pediatrix Medical Group, Inc. *                           2,320          105,096
                                                                       ---------
                                                                       1,374,101
INFORMATION & SERVICES 1.8%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                         8,410          626,377
Ceridian Corp. *                                          1,700           41,548
Convergys Corp. *                                         4,600           89,700
Corrections Corp. of America *                              800           42,352
Manpower, Inc.                                            1,839          118,799
Moody's Corp.                                             4,113          223,994
Paychex, Inc.                                               100            3,898
Pharmaceutical Product
   Development, Inc. (PPD)                                3,500          122,920
Robert Half International, Inc.                           2,567          107,814
The Brink's Co.                                             220           12,410
The Shaw Group, Inc. *                                    3,800          105,640
URS Corp. *                                               2,150           90,300
                                                                       ---------
                                                                       1,585,752
INSTRUMENTS 1.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                              3,359          106,010
Becton Dickinson & Co.                                    6,100          372,893
Honeywell International, Inc.                             7,410          298,623
Johnson & Johnson                                         5,500          329,560
Mettler-Toledo International, Inc. *                      2,200          133,254
PerkinElmer, Inc.                                            60            1,254
Tektronix, Inc.                                             600           17,652
Teleflex, Inc.                                            1,900          102,638
                                                                       ---------
                                                                       1,361,884
INSURANCE 7.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                 12,700          642,493
American Financial Group, Inc.                            2,480          106,392
American International Group, Inc.                       33,400        1,972,270
American National Insurance Co.                             400           51,888
AmerUs Group Co.                                          2,000          117,100
Arch Capital Group Ltd. *                                 2,738          162,802
CNA Financial Corp. *                                       300            9,888
HCC Insurance Holdings, Inc.                              2,080           61,235
Loews Corp.                                              22,500          797,625
MGIC Investment Corp.                                     4,400          286,000
Old Republic International Corp.                         11,700          250,029
Radian Group, Inc.                                        4,800          296,544
Reinsurance Group of America, Inc.                        1,300           63,895
StanCorp Financial Group, Inc.                            2,300          117,093
The Allstate Corp.                                       25,500        1,395,615
UnumProvident Corp.                                      11,380          206,319
W. R. Berkley Corp.                                       3,450          117,749
Wesco Financial Corp.                                       100           38,100
                                                                       ---------
                                                                       6,693,037
INTEGRATED OIL COMPANIES 10.4%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                      32,610        2,023,777
ConocoPhillips                                           26,250        1,720,162
Exxon Mobil Corp.                                        59,300        3,638,055
Marathon Oil Corp.                                       14,090        1,173,697
Occidental Petroleum Corp.                                4,410          452,246
                                                                       ---------
                                                                       9,007,937
IT HARDWARE 5.1%
--------------------------------------------------------------------------------
AVX Corp.                                                 2,770           43,738
Cisco Systems, Inc. *                                     4,970           97,064
Corning, Inc. *                                          28,183          681,747
Crown Castle International Corp. *                        9,390          324,331
Freescale Semiconductor, Inc.,
   Class A *                                              2,810           81,490
Harris Corp.                                              1,000           41,510
Integrated Device Technology, Inc. *                      8,820          125,068
Intersil Corp., Class A                                   7,800          181,350
L-3 Communications Holdings, Inc.                         5,800          437,436
LSI Logic Corp. *                                        21,700          194,215
MEMC Electronic Materials, Inc. *                         7,600          285,000
Motorola, Inc.                                           58,910        1,187,036

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF         VALUE
SECURITY                                                 SHARES            ($)
NVIDIA Corp. *                                              3,136         66,765
Texas Instruments, Inc.                                    17,048        516,384
The DIRECTV Group, Inc. *                                     720         11,880
Vishay Intertechnology, Inc. *                              8,650        136,065
                                                                       ---------
                                                                       4,411,079
LAND & WATER TRANSPORTATION 1.4%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          8,700        689,475
Con-way, Inc.                                                 610         35,337
Laidlaw International, Inc.                                 2,230         56,196
SEACOR Holdings, Inc. *                                       400         32,840
Swift Transportation Co., Inc. *                            2,290         72,731
Union Pacific Corp.                                         3,700        343,952
                                                                       ---------
                                                                       1,230,531
MAINFRAME & MINICOMPUTERS 1.1%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                     16,092        919,175
Sun Microsystems, Inc. *                                   10,100         41,915
                                                                       ---------
                                                                         961,090
METAL PRODUCTS & MACHINERY 4.5%
--------------------------------------------------------------------------------
Crane Co.                                                   1,700         70,720
Cummins, Inc.                                               1,800        220,050
Deere & Co.                                                 6,334        528,826
Emerson Electric Co.                                        4,900        410,669
General Electric Co.                                       54,650      1,801,264
Graco, Inc.                                                   100          4,598
Joy Global, Inc.                                            2,910        151,582
Kennametal, Inc.                                            1,900        118,275
Lincoln Electric Holdings, Inc.                             1,780        111,517
Parker Hannifin Corp.                                         300         23,280
SPX Corp.                                                     500         27,975
The Timken Co.                                              4,110        137,726
The Toro Co.                                                1,300         60,710
Trinity Industries, Inc.                                    3,000        121,200
Tyco International Ltd.                                     3,480         95,700
                                                                       ---------
                                                                       3,884,092
MISCELLANEOUS FINANCE 7.9%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                          4,100        226,812
Chicago Mercantile Exchange
   Holdings, Inc.                                             900        442,035
Citigroup, Inc.                                            22,790      1,099,390
JPMorgan Chase & Co.                                       18,900        793,800
Merrill Lynch & Co., Inc.                                  13,850        963,406
Morgan Stanley                                             26,620      1,682,650
Raymond James Financial, Inc.                               2,850         86,269
The Goldman Sachs Group, Inc.                              10,000      1,504,300
                                                                       ---------
                                                                       6,798,662
OIL & COAL RESOURCES 1.8%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   10,874        518,581
Arch Coal, Inc.                                             1,300         55,081
Cimarex Energy Co.                                          2,780        119,540
CONSOL Energy, Inc.                                         8,070        377,031
EOG Resources, Inc.                                           100          6,934
Questar Corp.                                               4,300        346,107
Ultra Petroleum Corp. *                                     2,308        136,795
                                                                       ---------
                                                                       1,560,069
OIL DISTRIBUTION 0.8%
--------------------------------------------------------------------------------
Frontier Oil Corp.                                          1,000         32,400
Oneok, Inc.                                                 1,810         61,612
Valero Energy Corp.                                         8,440        561,429
                                                                       ---------
                                                                         655,441
OIL DRILLING & SERVICES 2.5%
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                               900         75,537
ENSCO International, Inc.                                   8,000        368,160
Grant Prideco, Inc. *                                         800         35,800
Nabors Industries Ltd. *                                    4,060        137,187
Patterson-UTI Energy, Inc.                                  8,636        244,485
Pride International, Inc. *                                 1,470         45,908
Rowan Cos., Inc.                                            4,400        156,596
Schlumberger Ltd.                                          10,354        674,149
Tidewater, Inc.                                             2,040        100,368
Todco, Class A                                              2,290         93,547
Transocean, Inc. *                                          2,790        224,093
                                                                       ---------
                                                                       2,155,830
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.9%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                        66,780      2,115,590
Seagate Technology *                                        6,370        144,217
Western Digital Corp. *                                    10,900        215,929
                                                                       ---------
                                                                       2,475,736
PUBLISHING, BROADCASTING & CINEMA 1.6%
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                          2,560         79,232
Discovery Holding Co., Class A *                            7,950        116,308
Gannett Co., Inc.                                           3,400        190,162
News Corp., Class A                                         4,353         83,490
Omnicom Group, Inc.                                         8,540        760,829
Time Warner, Inc.                                           7,922        137,051
                                                                       ---------
                                                                       1,367,072
REAL ESTATE DEVELOPMENT 0.0%
--------------------------------------------------------------------------------
Service Corp. International                                 2,760         22,466

REAL ESTATE INVESTMENT TRUSTS 0.0%
--------------------------------------------------------------------------------
HRPT Properties Trust                                         320          3,699
New Plan Excel Realty Trust                                   100          2,469
                                                                       ---------
                                                                           6,168
RESTAURANTS, HOTELS & THEATERS 1.8%
--------------------------------------------------------------------------------
Brinker International, Inc.                                   900         32,670
Choice Hotels International, Inc.                           1,050         63,630
Darden Restaurants, Inc.                                    8,160        321,504
McDonald's Corp.                                           34,770      1,168,272
                                                                       ---------
                                                                       1,586,076
RETAIL 6.5%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                               700         23,828
AnnTaylor Stores Corp. *                                    3,600        156,168
AutoNation, Inc. *                                          3,700         79,328
Barnes & Noble, Inc.                                          900         32,850
Best Buy Co., Inc.                                          2,840        155,745

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES             ($)
Circuit City Stores, Inc.                                6,010           163,592
Claire's Stores, Inc.                                       11               281
Dillard's, Inc., Class A                                 3,600           114,660
Home Depot, Inc.                                        51,100         1,828,869
J.C. Penney Co., Inc.                                    5,870           396,284
Limited Brands, Inc.                                    17,100           437,589
Lowe's Cos., Inc.                                       24,010         1,456,687
Nordstrom, Inc.                                          3,520           128,480
Nutri/System, Inc. *                                     1,232            76,544
Sabre Holdings Corp., Class A                              110             2,420
Safeway, Inc.                                           12,510           325,260
Staples, Inc.                                            3,902            94,897
The Kroger Co.                                           2,600            56,836
Wal-Mart Stores, Inc.                                    1,700            81,889
                                                                      ----------
                                                                       5,612,207
SOAPS & COSMETICS 0.4%
--------------------------------------------------------------------------------
Procter & Gamble Co.                                     5,500           305,800

SOFTWARE 2.5%
--------------------------------------------------------------------------------
Amdocs Ltd. *                                              830            30,378
BMC Software, Inc. *                                    12,160           290,624
Cadence Design Systems, Inc. *                           4,496            77,106
Cognizant Technology Solutions
   Corp., Class A *                                      6,900           464,853
Computer Sciences Corp. *                                9,200           445,648
Compuware Corp. *                                       16,302           109,224
Emdeon Corp. *                                          12,508           155,224
Factset Research Systems, Inc.                             100             4,730
First American Corp.                                     1,640            69,323
International Business Machines
   Corp.                                                 1,000            76,820
Intuit, Inc. *                                             106             6,401
Microsoft Corp.                                         17,920           417,536
                                                                      ----------
                                                                       2,147,867
TEXTILES & APPAREL 0.4%
--------------------------------------------------------------------------------
Coach, Inc. *                                              390            11,661
Polo Ralph Lauren Corp.                                    680            37,332
VF Corp.                                                 4,900           332,808
                                                                      ----------
                                                                         381,801
WHOLESALE 1.1%
--------------------------------------------------------------------------------
Adesa, Inc.                                              2,930            65,163
Advanced Medical Optics, Inc. *                          1,230            62,361
Arrow Electronics, Inc. *                                6,099           196,388
Avnet, Inc. *                                            7,400           148,148
Genuine Parts Co.                                        1,580            65,823
MSC Industrial Direct Co., Class A                       2,600           123,682
W.W. Grainger, Inc.                                      2,700           203,121
WESCO International, Inc. *                              1,300            89,700
                                                                      ----------
                                                                         954,386
                                                                      ----------
TOTAL COMMON STOCK
(COST $80,588,278)                                                    86,442,376
                                                                      ----------

                                                   FACE AMOUNT           VALUE
SECURITY                                               ($)                ($)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

REPURCHASE AGREEMENT 0.4%
--------------------------------------------------------------------------------
State Street Bank dated 06/30/06,
 due 07/3/06 at 4.25% with a
 maturity value of $309,575
 (fully collateralized by
 Federal National Mortgage
 Association with a value
 of $316,263.)                                         309,466           309,466
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT
(COST $309,466)                                                          309,466
--------------------------------------------------------------------------------

END OF INVESTMENTS.

At June 30, 2006 the tax basis cost of the fund's investments was $81,015,950, and the unrealized appreciation and depreciation were $7,280,592 and ($1,544,700), respectively, with a net unrealized appreciation of $5,735,892.

* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                    COST                VALUE
HOLDINGS BY CATEGORY                                ($)                  ($)
--------------------------------------------------------------------------------
 99.3%  COMMON STOCK                            46,694,500           48,671,789

  0.5%  SHORT-TERM INVESTMENT                      249,342              249,342
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                       46,943,842           48,921,131
        COLLATERAL FOR

  7.0%  SECURITIES ON LOAN                       3,440,339            3,440,339

(6.8)%  OTHER ASSETS AND
        LIABILITIES                                                  (3,351,724)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   49,009,746

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
COMMON STOCK 99.3% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 3.0%
--------------------------------------------------------------------------------
General Mills, Inc.                                  1,000                51,660
Kellogg Co.                                          2,700               130,761
PepsiCo, Inc.                                       15,700               942,628
The Coca-Cola Co.                                    7,100               305,442
The Pepsi Bottling Group, Inc.                       1,700                54,655
                                                                    ------------
                                                                       1,485,146
AIRLINES 1.0%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                         800                20,336
FedEx Corp.                                          3,900               455,754
                                                                    ------------
                                                                         476,090
AUTOS 0.7%
--------------------------------------------------------------------------------
Autoliv, Inc.                                          483                27,323
BorgWarner, Inc.                                       600                39,060
Oshkosh Truck Corp.                                  1,700                80,784
PACCAR, Inc.                                         2,200               181,236
                                                                    ------------
                                                                         328,403
BANKS & CREDIT INSTITUTIONS 2.9%
--------------------------------------------------------------------------------
American Express Co.                                 6,200               329,964
Bank of America Corp.                                  400                19,240
Bank of Hawaii Corp.                                   200                 9,920
Capital One Financial Corp. (a)                      1,300               111,085
Countrywide Financial Corp.                          1,550                59,024
Hudson City Bancorp, Inc. (a)                        8,800               117,304
Mellon Financial Corp.                               1,600                55,088
Northern Trust Corp.                                 1,800                99,540
SLM Corp.                                            2,300               121,716
State Street Corp.                                   1,700                98,753
Synovus Financial Corp.                              4,700               125,866
TD Banknorth, Inc.                                   1,600                47,120
U.S. Bancorp                                           500                15,440
Wachovia Corp.                                         254                13,736
Wells Fargo & Co.                                    2,700               181,116
                                                                    ------------
                                                                       1,404,912
BASIC MINERALS & METALS 1.3%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc. (a)                     1,600               110,784
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                       2,900               160,689
Harsco Corp.                                         1,000                77,960
Phelps Dodge Corp.                                   1,800               147,888
Precision Castparts Corp.                            1,200                71,712
Southern Copper Corp. (a)                              800                71,304
                                                                    ------------
                                                                         640,337
BEER, LIQUOR, & TOBACCO 1.0%
--------------------------------------------------------------------------------
Altria Group, Inc.                                   5,200               381,836
Anheuser-Busch Cos., Inc.                            2,300               104,857
                                                                    ------------
                                                                         486,693
BIOTECHNOLOGY 2.1%
--------------------------------------------------------------------------------
Amgen, Inc. *                                        6,800               443,564
Genentech, Inc. *                                    2,500               204,500
Gilead Sciences, Inc. *                              6,300               372,708
                                                                    ------------
                                                                       1,020,772
CARS & TRUCKS 0.2%
--------------------------------------------------------------------------------
Eaton Corp.                                          1,000                75,400

CELLULAR & WIRELESS 0.7%
--------------------------------------------------------------------------------
Alltel Corp.                                         1,300                82,979
Embarq Corp (a)*                                       340                13,937
NII Holdings, Inc. (a)*                              1,900               107,122
Sprint Nextel Corp.                                  7,410               148,126
                                                                    ------------
                                                                         352,164
CHEMICALS & RUBBER 1.3%
--------------------------------------------------------------------------------
Monsanto Co.                                         3,300               277,827
Praxair, Inc.                                        1,800                97,200
The Dow Chemical Co.                                 4,610               179,928
The Scotts Miracle-Gro Co., Class A (a)                200                 8,464
The Sherwin-Williams Co.                             2,000                94,960
                                                                    ------------
                                                                         658,379
COMMERCIAL AIRCRAFT & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Goodrich Corp.                                       2,020                81,386
Rockwell Collins, Inc.                               2,600               145,262
                                                                    ------------
                                                                         226,648
COMMUNICATIONS UTILITIES 2.8%
--------------------------------------------------------------------------------
Akamai Technologies, Inc. (a)*                       3,000               108,570
American Tower Corp., Class A *                      5,900               183,608
Comcast Corp., Class A *                             4,700               153,878
Discovery Holding Co., Class A (a)*                  2,968                43,422
Google, Inc., Class A *                              1,600               670,928
Yahoo! Inc. *                                        6,800               224,400
                                                                    ------------
                                                                       1,384,806

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
CONSTRUCTION & HOMEBUILDING 0.4%
--------------------------------------------------------------------------------
Fluor Corp. (a)                                      1,400               130,102
Jacobs Engineering Group, Inc. *                     1,000                79,640
                                                                    ------------
                                                                         209,742
CONSTRUCTION MATERIALS 0.5%
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                  111                 5,273
Florida Rock Industries, Inc. (a)                    1,200                59,604
Martin Marietta Materials, Inc. (a)                  1,100               100,265
Vulcan Materials Co. (a)                             1,100                85,800
                                                                    ------------
                                                                         250,942
CONSUMER DURABLES 0.6%
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                4,200               230,538
Whirlpool Corp. (a)                                    600                49,590
                                                                    ------------
                                                                         280,128
DRUGS & PHARMACEUTICALS 4.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                  7,500               327,075
Allergan, Inc.                                         800                85,808
Bristol-Myers Squibb Co.                             4,120               106,543
Celgene Corp. (a)*                                   4,800               227,664
Eli Lilly & Co.                                      5,000               276,350
Endo Pharmaceutical Holdings, Inc. *                 1,600                52,768
Forest Laboratories, Inc. *                          1,700                65,773
Genzyme Corp. *                                      1,200                73,260
Merck & Co., Inc.                                    6,580               239,710
Schering-Plough Corp.                                7,200               137,016
Wyeth                                                9,100               404,131
                                                                    ------------
                                                                       1,996,098
ELECTRIC UTILITIES 0.8%
--------------------------------------------------------------------------------
PG&E Corp.                                             600                23,568
TXU Corp.                                            6,400               382,656
                                                                    ------------
                                                                         406,224
FOREST PRODUCTS & PAPER 1.3%
--------------------------------------------------------------------------------
3M Co.                                               7,100               573,467
Kimberly-Clark Corp.                                 1,100                67,870
                                                                    ------------
                                                                         641,337
FURNITURE & HOUSEHOLD ITEMS 0.6%
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                    500                39,650
Ethan Allen Interiors, Inc. (a)                        200                 7,310
International Game Technology                        5,300               201,082
Steelcase Inc., Class A (a)                            300                 4,935
Thomas & Betts Corp. *                                 900                46,170
                                                                    ------------
                                                                         299,147
GAS & OTHER PUBLIC UTILITIES 0.4%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                      2,200                24,992
Kinder Morgan, Inc. (a)                              1,600               159,824
Western Gas Resources, Inc. (a)                        560                33,516
                                                                    ------------
                                                                         218,332
GOVERNMENT AIRCRAFT & DEFENSE 2.2%
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                4,700               337,178
Raytheon Co.                                         1,900                84,683
Textron, Inc.                                          800                73,744
The Boeing Co.                                       7,290               597,124
                                                                    ------------
                                                                       1,092,729
HEALTH CARE & HOSPITAL 2.0%
--------------------------------------------------------------------------------
Aetna, Inc.                                          3,090               123,384
HCA, Inc. (a)                                        2,100                90,615
Health Net, Inc. *                                   1,800                81,306
Humana, Inc. *                                       2,000               107,400
Laboratory Corp. of America Holdings *               2,100               130,683
Manor Care, Inc. (a)                                 1,900                89,148
Sierra Health Services, Inc. *                         800                36,024
UnitedHealth Group, Inc.                             7,500               335,850
                                                                    ------------
                                                                         994,410
INFORMATION & SERVICES 3.0%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                    7,200               536,256
Ceridian Corp. *                                     2,100                51,324
CheckFree Corp. *                                    1,700                84,252
IAC/InterActiveCorp. *                               2,700                71,523
ITT Educational Services, Inc. *                     1,200                78,972
Manpower, Inc.                                         900                58,140
Moody's Corp.                                        3,160               172,094
Paychex, Inc.                                        2,084                81,234
Pharmaceutical Product Development, Inc.
   (PPD)                                             2,200                77,264
Robert Half International, Inc.                      2,700               113,400
The Brink's Co. (a)                                    200                11,282
The Corporate Executive Board Co.                      900                90,180
West Corp. *                                           600                28,746
                                                                    ------------
                                                                       1,454,667
INSTRUMENTS 6.7%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                         5,600               176,736
Baxter International, Inc.                           3,600               132,336
Becton Dickinson & Co.                               3,730               228,015
Boston Scientific Corp. *                            6,303               106,143
Danaher Corp.                                        3,600               231,552
Edwards Lifesciences Corp. (a)*                        170                 7,723
Johnson & Johnson                                   28,200             1,689,744
Medtronic, Inc.                                      6,500               304,980
Mettler-Toledo International, Inc. *                 1,000                60,570
PerkinElmer, Inc.                                    2,000                41,800
ResMed, Inc. (a)*                                    1,700                79,815
Stryker Corp.                                        1,400                58,954
Tektronix, Inc.                                        500                14,710
Thermo Electron Corp. *                              1,900                68,856
Zimmer Holdings, Inc. *                              1,200                68,064
                                                                    ------------
                                                                       3,269,998
INSURANCE 2.4%
--------------------------------------------------------------------------------
ACE Ltd.                                               600                30,354
AFLAC, Inc.                                          2,490               115,411
Ambac Financial Group, Inc. (a)                        800                64,880
American International Group, Inc.                   7,400               436,970
AON Corp.                                            1,300                45,266
Hanover Insurance Group, Inc.                          200                 9,492
HCC Insurance Holdings, Inc.                         1,600                47,104

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Philadelphia Consolidated Holding Corp. *            1,400                42,504
Prudential Financial, Inc.                           1,000                77,700
Radian Group, Inc.                                     300                18,534
The Progressive Corp.                                3,600                92,556
W. R. Berkley Corp.                                  1,450                49,489
WellPoint, Inc. *                                    1,900               138,263
                                                                    ------------
                                                                       1,168,523
INTEGRATED OIL COMPANIES 0.1%
--------------------------------------------------------------------------------
ConocoPhillips                                         816                53,472

IT HARDWARE 9.7%
--------------------------------------------------------------------------------
Amphenol Corp., Class A                              1,600                89,536
Applied Materials, Inc.                              8,100               131,868
Avocent Corp. *                                         15                   394
AVX Corp. (a)                                          200                 3,158
Broadcom Corp., Class A *                            2,400                72,120
Cisco Systems, Inc. *                               55,768             1,089,149
Corning, Inc. *                                     19,600               474,124
Crown Castle International Corp. (a)*                2,800                96,712
Harris Corp.                                         2,100                87,171
Intel Corp.                                         33,200               629,140
Intersil Corp., Class A                              2,000                46,500
L-3 Communications Holdings, Inc.                    1,100                82,962
Lam Research Corp. *                                 2,100                97,902
LSI Logic Corp. (a)*                                 4,070                36,427
MEMC Electronic Materials, Inc. *                    2,500                93,750
Micron Technology, Inc. *                            6,100                91,866
Molex, Inc. (a)                                      1,900                63,783
Motorola, Inc.                                      22,600               455,390
NVIDIA Corp. *                                       5,650               120,288
Qualcomm, Inc.                                      13,700               548,959
Texas Instruments, Inc.                              9,490               287,452
The DIRECTV Group, Inc. (a)*                         8,800               145,200
Vishay Intertechnology, Inc. *                       1,500                23,595
                                                                    ------------
                                                                       4,767,446
LAND & WATER TRANSPORTATION 2.6%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc. (a)                    2,600               138,580
Con-way, Inc.                                        1,400                81,102
Expeditors International of Washington,
   Inc.                                              3,600               201,636
J.B. Hunt Transport Services, Inc. (a)               3,100                77,221
Landstar Systems, Inc.                               1,600                75,568
Norfolk Southern Corp.                               1,500                79,830
Ryder System, Inc. (a)                                 670                39,148
Swift Transportation Co., Inc. (a)*                    700                22,232
United Parcel Service, Inc., Class B                 6,700               551,611
                                                                    ------------
                                                                       1,266,928
MAINFRAME & MINICOMPUTERS 1.9%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                               8,500               485,520
Dell, Inc. *                                        12,400               302,684
Sun Microsystems, Inc. (a)*                         29,362               121,852
                                                                    ------------
                                                                         910,056
METAL PRODUCTS & MACHINERY 8.0%
--------------------------------------------------------------------------------
Cummins, Inc.                                          700                85,575
Deere & Co.                                            800                66,792
Dover Corp.                                          2,100               103,803
Emerson Electric Co.                                 4,400               368,764
General Electric Co.                                50,310             1,658,218
Graco, Inc.                                          1,700                78,166
Illinois Tool Works, Inc.                            6,800               323,000
Joy Global, Inc.                                     2,000               104,180
Masco Corp. (a)                                      5,100               151,164
Parker Hannifin Corp.                                1,100                85,360
Rockwell Automation, Inc.                            3,300               237,633
The Black & Decker Corp.                             1,000                84,460
The Stanley Works                                    1,390                65,636
The Timken Co.                                       1,200                40,212
The Toro Co.                                         1,400                65,380
United Technologies Corp.                            6,460               409,693
                                                                    ------------
                                                                       3,928,036
MISCELLANEOUS FINANCE 3.0%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                     200                11,064
Ameriprise Financial, Inc.                           3,600               160,812
BlackRock, Inc., Class A                               600                83,502
Chicago Mercantile Exchange Holdings,
   Inc.                                                600               294,690
Eaton Vance Corp.                                    3,000                74,880
Federated Investors, Inc., Class B                   2,100                66,150
Franklin Resources, Inc.                             2,500               217,025
IndyMac Bancorp, Inc.                                   90                 4,126
Legg Mason, Inc.                                       700                69,664
Morgan Stanley                                       1,800               113,778
Nuveen Investments, Inc., Class A (a)                1,500                64,575
SEI Investments Co.                                    100                 4,888
T. Rowe Price Group, Inc.                            3,800               143,678
The Goldman Sachs Group, Inc.                        1,000               150,430
                                                                    ------------
                                                                       1,459,262
OIL & COAL RESOURCES 2.9%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                               800                38,152
Apache Corp.                                           200                13,650
Arch Coal, Inc.                                      1,500                63,555
Chesapeake Energy Corp. (a)                          2,800                84,700
CONSOL Energy, Inc.                                  2,600               121,472
Denbury Resources, Inc. *                            2,700                85,509
EOG Resources, Inc.                                  3,700               256,558
Newfield Exploration Co. *                           1,900                92,986
Noble Energy, Inc.                                   1,300                60,918
Peabody Energy Corp.                                 3,800               211,850
Range Resources Corp.                                3,100                84,289
Unit Corp. (a)*                                      1,200                68,268
XTO Energy, Inc. (a)                                 5,460               241,714
                                                                    ------------
                                                                       1,423,621
OIL DISTRIBUTION 0.3%
--------------------------------------------------------------------------------
Questar Corp. (a)                                      800                64,392

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Tesoro Petroleum Corp. (a)                           1,100                81,796
                                                                    ------------
                                                                         146,188
OIL DRILLING & SERVICES 3.9%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                   4,800               392,880
BJ Services Co.                                      5,000               186,300
Cameron International Corp. (a)*                     2,000                95,540
Diamond Offshore Drilling, Inc. (a)                  1,100                92,323
ENSCO International, Inc.                            1,910                87,898
FMC Technologies, Inc. *                             1,600               107,936
Grant Prideco, Inc. *                                2,200                98,450
Halliburton Co.                                      5,500               408,155
Helmerich & Payne, Inc.                              1,100                66,286
Hugoton Royalty Trust                                    1                    30
Patterson-UTI Energy, Inc.                           3,000                84,930
Pride International, Inc. *                          2,010                62,772
Rowan Cos., Inc. (a)                                 1,824                64,916
Smith International, Inc. (a)                        3,200               142,304
Tidewater, Inc.                                        700                34,440
                                                                    ------------
                                                                       1,925,160
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.8%
--------------------------------------------------------------------------------
EMC Corp. *                                         11,700               128,349
Network Appliance, Inc. *                            1,900                67,070
SanDisk Corp. (a)*                                   2,400               122,352
Western Digital Corp. *                              4,500                89,145
                                                                    ------------
                                                                         406,916
PUBLISHING, BROADCASTING & CINEMA 1.2%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                  200                 4,202
Monster Worldwide, Inc. *                            1,900                81,054
Omnicom Group, Inc.                                  2,700               240,543
The McGraw-Hill Cos., Inc.                           1,800                90,414
The Walt Disney Co.                                  3,300                99,000
Time Warner, Inc.                                    4,100                70,930
                                                                    ------------
                                                                         586,143
REAL ESTATE DEVELOPMENT 0.2%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *              3,600                89,640

REAL ESTATE INVESTMENT TRUSTS 0.1%
--------------------------------------------------------------------------------
ProLogis                                             1,100                57,332

RESTAURANTS, HOTELS & THEATERS 1.8%
--------------------------------------------------------------------------------
ARAMARK Corp., Class B                               2,100                69,531
Brinker International, Inc.                          2,000                72,600
CBRL Group, Inc. (a)                                   800                27,136
Choice Hotels International, Inc.                    1,000                60,600
Darden Restaurants, Inc.                             2,400                94,560
Las Vegas Sands Corp. *                                900                70,074
Penn National Gaming, Inc. (a)*                      1,600                62,048
Starbucks Corp. *                                    3,800               143,488
Starwood Hotels & Resorts Worldwide,
   Inc.                                              2,100               126,714
Wendy's International, Inc.                          1,400                81,606
YUM! Brands, Inc.                                    1,400                70,378
                                                                    ------------
                                                                         878,735
RETAIL 8.4%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                       400                22,172
AnnTaylor Stores Corp. (a)*                          1,000                43,380
AutoZone, Inc. *                                     1,000                88,200
Barnes & Noble, Inc.                                   200                 7,300
Best Buy Co., Inc.                                   5,800               318,072
Borders Group, Inc. (a)                                200                 3,692
Caremark Rx, Inc.                                    2,000                99,740
Circuit City Stores, Inc. (a)                        2,200                59,884
Claire's Stores, Inc.                                   49                 1,250
CVS Corp.                                            5,140               157,798
eBay, Inc. *                                         5,400               158,166
Home Depot, Inc.                                    20,100               719,379
J.C. Penney Co., Inc.                                1,400                94,514
Kohl's Corp. *                                       1,500                88,680
Limited Brands, Inc.                                 5,300               135,627
Lowe's Cos., Inc.                                    8,179               496,220
Nordstrom, Inc.                                      3,600               131,400
O'Reilly Automotive, Inc. (a)*                       2,300                71,737
Office Depot, Inc. *                                 1,300                49,400
Saks, Inc. (a)                                         100                 1,617
Staples, Inc.                                        7,032               171,018
Target Corp.                                         4,600               224,802
The Men's Wearhouse, Inc. (a)                        1,400                42,420
Wal-Mart Stores, Inc.                               14,300               688,831
Walgreen Co.                                         5,600               251,104
                                                                    ------------
                                                                       4,126,403
SOAPS & COSMETICS 2.6%
--------------------------------------------------------------------------------
Avon Products, Inc.                                  2,300                71,300
Colgate-Palmolive Co.                                1,900               113,810
Procter & Gamble Co.                                19,300             1,073,080
                                                                    ------------
                                                                       1,258,190
SOFTWARE 7.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                3,104                94,237
Automatic Data Processing, Inc.                      2,800               126,980
BMC Software, Inc. *                                 2,780                66,442
Cadence Design Systems, Inc. (a)*                    3,400                58,310
Citrix Systems, Inc. *                               2,900               116,406
Cognizant Technology Solutions Corp.,
   Class A *                                         2,100               141,477
Compuware Corp. *                                    4,771                31,966
Electronic Arts, Inc. *                              1,500                64,560
Emdeon Corp. *                                       5,616                69,695
Fidelity National Financial, Inc. (a)                  300                11,685
First Data Corp.                                     4,400               198,176
Global Payments, Inc.                                1,700                82,535
International Business Machines Corp.               13,000               998,660
Intuit, Inc. *                                       2,479               149,707
Microsoft Corp.                                     53,700             1,251,210
Oracle Corp. *                                      25,300               366,597
                                                                    ------------
                                                                       3,828,643
TEXTILES & APPAREL 0.3%
--------------------------------------------------------------------------------
Nike, Inc., Class B                                  1,230                99,630

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Polo Ralph Lauren Corp. (a)                            900                49,410
                                                                    ------------
                                                                         149,040
WHOLESALE 1.2%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)*                   1,700                86,190
Airgas, Inc.                                           200                 7,450
Arrow Electronics, Inc. *                              200                 6,440
Avnet, Inc. *                                        1,300                26,026
Cardinal Health, Inc.                                1,300                83,629
Express Scripts, Inc. *                              2,000               143,480
MSC Industrial Direct Co., Class A                   1,400                66,598
Sysco Corp.                                          2,800                85,568
Tech Data Corp. *                                      600                22,986
W.W. Grainger, Inc.                                    800                60,184
                                                                    ------------
                                                                         588,551
                                                                    ------------
TOTAL COMMON STOCK
(COST $46,694,500)                                                    48,671,789
                                                                    ------------

                                               FACE AMOUNT              VALUE
SECURITY                                           ($)                   ($)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

REPURCHASE AGREEMENT 0.5%
--------------------------------------------------------------------------------
State Street Bank & Trust Co. dated
   6/30/06, due 7/3/06 at 4.00% with a
   maturity value of $249,431 (fully
   collateralized by Federal Loan Bank
   Security, with a value of $255,729).            249,342               249,342
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $249,342)                                                          249,342

END OF INVESTMENTS.

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 7.0% OF NET ASSETS

State Street Navigator Security Lending
   Prime Portfolio                               3,440,339             3,440,339
                                                                    ------------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $3,440,339)                                                      3,440,339

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At June 30, 2006 the tax basis cost of the fund's investments was $47,283,999 and the unrealized appreciation and depreciation was $3,078,447 and ($1,441,315), respectively, with a net unrealized appreciation of $1,637,132.

 *  Non-income producing security

(a) All or a portion of this security is on loan

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                    ($)               ($)
--------------------------------------------------------------------------------
 98.7%  COMMON STOCK                                6,246,297          6,959,017

  0.7%  SHORT-TERM                                     52,385             52,385
        INVESTMENT
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                           6,298,682          7,011,402

  0.6%  OTHER ASSETS AND
        LIABILITIES                                                       39,492
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     7,050,894

                                                    NUMBER OF            VALUE
SECURITY                                              SHARES              ($)
COMMON STOCK 98.7% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.0%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                              2,100             86,688
Del Monte Foods Co.                                       900             10,107
General Mills, Inc.                                       200             10,332
Kellogg Co.                                               400             19,372
The Pepsi Bottling Group, Inc.                            500             16,075
                                                                       ---------
                                                                         142,574
AUTOS 0.3%
--------------------------------------------------------------------------------
PACCAR, Inc.                                              200             16,476
TRW Automotive Holdings Corp. *                           210              5,729
                                                                       ---------
                                                                          22,205
BANKS & CREDIT INSTITUTIONS 11.3%
--------------------------------------------------------------------------------
Bank of America Corp.                                   5,800            278,980
Capital One Financial Corp.                               800             68,360
Comerica, Inc.                                            650             33,794
Countrywide Financial Corp.                             1,800             68,544
IndyMac Bancorp, Inc.                                     200              9,170
KeyCorp                                                 1,500             53,520
PNC Financial Services Group,
  Inc.                                                  1,000             70,170
U.S. Bancorp                                            1,400             43,232
Wachovia Corp.                                          1,204             65,112
Washington Mutual, Inc.                                   700             31,906
Wells Fargo & Co.                                       1,100             73,788
                                                                       ---------
                                                                         796,576
BASIC MINERALS & METALS 2.1%
--------------------------------------------------------------------------------
Nucor Corp.                                             1,200             65,100
Phelps Dodge Corp.                                        600             49,296
United States Steel Corp.                                 500             35,060
                                                                       ---------
                                                                         149,456
BEER, LIQUOR, & TOBACCO 2.0%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        900             66,087
Loews Corp. - Carolina Group                              400             20,548
Reynolds American, Inc.                                   500             57,650
                                                                       ---------
                                                                         144,285
BIOTECHNOLOGY 0.7%
--------------------------------------------------------------------------------
Biogen Idec, Inc. *                                       800             37,064
Invitrogen Corp. *                                        200             13,214
                                                                       ---------
                                                                          50,278
CHEMICALS & RUBBER 0.5%
--------------------------------------------------------------------------------
FMC Corp.                                                 216             13,908
Lyondell Chemical Co.                                     900             20,394
Tronox, Inc., Class B                                      80              1,054
                                                                       ---------
                                                                          35,356
COMMUNICATIONS UTILITIES 4.1%
--------------------------------------------------------------------------------
AT&T Corp.                                              6,023            167,981
BellSouth Corp.                                         1,400             50,680
Verizon Communications, Inc.                            2,200             73,678
                                                                       ---------
                                                                         292,339
CONSTRUCTION MATERIALS 0.6%
--------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                           200             18,230
MDU Resources Group, Inc.                                 600             21,966
                                                                       ---------
                                                                          40,196
CONSUMER DURABLES 0.3%
--------------------------------------------------------------------------------
Whirlpool Corp.                                           290             23,968

DRUGS & PHARMACEUTICALS 3.5%
--------------------------------------------------------------------------------
Merck & Co., Inc.                                       3,000            109,290
Pfizer, Inc.                                            5,770            135,422
                                                                       ---------
                                                                         244,712
ELECTRIC UTILITIES 1.5%
--------------------------------------------------------------------------------
DTE Energy Co.                                            610             24,851
FPL Group, Inc.                                           760             31,449
PG&E Corp.                                              1,300             51,064
                                                                       ---------
                                                                         107,364
FINANCIAL INVESTMENTS 0.7%
--------------------------------------------------------------------------------
CIT Group, Inc.                                           800             41,832
Rent-A-Center, Inc. *                                     200              4,972
                                                                       ---------
                                                                          46,804
FURNITURE & HOUSEHOLD ITEMS 0.5%
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                    200             16,444
Thomas & Betts Corp. *                                    300             15,390
                                                                       ---------
                                                                          31,834
GAS & OTHER PUBLIC UTILITIES 0.4%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                       300             11,436
Allied Waste Industries, Inc. *                           800              9,088
Western Gas Resources, Inc.                               100              5,985
                                                                       ---------
                                                                          26,509
GOVERNMENT AIRCRAFT & DEFENSE 1.4%
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                    600             38,436
Raytheon Co.                                            1,300             57,941
                                                                       ---------
                                                                          96,377

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF            VALUE
SECURITY                                              SHARES              ($)
HEALTH CARE & HOSPITAL 0.8%
--------------------------------------------------------------------------------
Aetna, Inc.                                               500             19,965
Health Net, Inc. *                                        400             18,068
Humana, Inc.  *                                           300             16,110
                                                                       ---------
                                                                          54,143
INFORMATION & SERVICES 1.6%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                         600             44,688
Convergys Corp. *                                         700             13,650
Deluxe Corp.                                              300              5,244
Fidelity National Financial, Inc.                         700             27,265
Manpower, Inc.                                            300             19,380
The Brink's Co.                                           100              5,641
                                                                       ---------
                                                                         115,868
INSTRUMENTS 0.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                              400             12,624
Mettler-Toledo International, Inc. *                      200             12,114
Thermo Electron Corp. *                                   500             18,120
                                                                       ---------
                                                                          42,858
INSURANCE 9.2%
--------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                10                811
American Financial Group, Inc.                            300             12,870
American International Group, Inc.                      1,200             70,860
AmerUs Group Co.                                          300             17,565
AON Corp.                                               1,200             41,784
Assurant, Inc.                                            500             24,200
CIGNA Corp.                                               200             19,702
Cincinnati Financial Corp.                                400             18,804
Commerce Group, Inc.                                      400             11,816
Genworth Financial, Inc., Class A                         900             31,356
Loews Corp.                                             1,800             63,810
MGIC Investment Corp.                                     400             26,000
Old Republic International Corp.                        1,000             21,370
Radian Group, Inc.                                        320             19,769
The Chubb Corp.                                         1,400             69,860
The Hartford Financial Services
  Group, Inc.                                           1,000             84,600
The St. Paul Travelers Cos., Inc.                       2,000             89,160
UnumProvident Corp.                                     1,300             23,569
                                                                       ---------
                                                                         647,906
INTEGRATED OIL COMPANIES 12.5%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                     3,601            223,478
ConocoPhillips                                          1,377             90,235
Exxon Mobil Corp.                                       4,900            300,615
Hess Corp.                                              1,200             63,420
Marathon Oil Corp.                                      1,200             99,960
Occidental Petroleum Corp.                              1,000            102,550
                                                                       ---------
                                                                         880,258
IT HARDWARE 1.5%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                          1,000             24,420
LSI Logic Corp. *                                       1,120             10,024
Micron Technology, Inc. *                               1,400             21,084
Motorola, Inc.                                            785             15,818
Tellabs, Inc. *                                         1,800             23,958
Vishay Intertechnology, Inc. *                            600              9,438
                                                                       ---------
                                                                         104,742
LAND & WATER TRANSPORTATION 5.0%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe
  Corp.                                                 1,200             95,100
CSX Corp.                                                 900             63,396
Norfolk Southern Corp.                                  1,200             63,864
Overseas Shipholding Group, Inc.                          200             11,830
Ryder System, Inc.                                        300             17,529
Swift Transportation Co., Inc. *                          200              6,352
Union Pacific Corp.                                       900             83,664
YRC Worldwide, Inc. *                                     300             12,633
                                                                       ---------
                                                                         354,368
METAL PRODUCTS & MACHINERY 2.6%
--------------------------------------------------------------------------------
Cummins, Inc.                                             188             22,983
Deere & Co.                                               800             66,792
General Electric Co.                                    1,900             62,624
Terex Corp. *                                             200             19,740
The Timken Co.                                            300             10,053
                                                                       ---------
                                                                         182,192
MISCELLANEOUS FINANCE 12.6%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        340             18,809
Citigroup, Inc.                                         4,800            231,552
JPMorgan Chase & Co.                                    5,700            239,400
Lehman Brothers Holdings, Inc.                          1,600            104,240
Merrill Lynch & Co., Inc.                               1,600            111,296
Morgan Stanley                                            700             44,247
Raymond James Financial, Inc.                             500             15,135
The Goldman Sachs Group, Inc.                             800            120,344
                                                                       ---------
                                                                         885,023
OIL & COAL RESOURCES 4.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                1,600             76,304
Apache Corp.                                            1,200             81,900
Chesapeake Energy Corp.                                 1,000             30,250
Devon Energy Corp.                                      1,400             84,574
Kerr-McGee Corp.                                          105              7,282
Newfield Exploration Co. *                                300             14,682
Pogo Producing Co.                                        300             13,830
Questar Corp.                                             300             24,147
                                                                       ---------
                                                                         332,969
OIL DISTRIBUTION 2.1%
--------------------------------------------------------------------------------
Sunoco, Inc.                                              200             13,858
Tesoro Petroleum Corp.                                    170             12,641
Valero Energy Corp.                                     1,800            119,736
                                                                       ---------
                                                                         146,235
OIL DRILLING & SERVICES 1.0%
--------------------------------------------------------------------------------
ENSCO International, Inc.                                 300             13,806
Helmerich & Payne, Inc.                                   200             12,052
Patterson-UTI Energy, Inc.                                200              5,662
Pride International, Inc. *                               400             12,492
Rowan Cos., Inc.                                          300             10,677
Tidewater, Inc.                                           300             14,760
                                                                       ---------
                                                                          69,449
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.0%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     4,500            142,560

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF            VALUE
SECURITY                                              SHARES              ($)
PUBLISHING, BROADCASTING & CINEMA 2.6%
--------------------------------------------------------------------------------
Clear Channel Communications,
  Inc. *                                                1,400             43,330
Gannett Co., Inc.                                         400             22,372
Time Warner, Inc.                                       7,000            121,100
                                                                       ---------
                                                                         186,802
REAL ESTATE INVESTMENT TRUSTS 0.6%
--------------------------------------------------------------------------------
HRPT Properties Trust                                   1,000             11,560
iStar Financial, Inc.                                     500             18,875
New Plan Excel Realty Trust                               500             12,345
                                                                       ---------
                                                                          42,780
RESTAURANTS, HOTELS & THEATERS 1.7%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                          104              3,528
Darden Restaurants, Inc.                                  400             15,760
McDonald's Corp.                                        3,000            100,800
                                                                       ---------
                                                                         120,088
RETAIL 3.3%
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. *                                  300             13,014
AutoNation, Inc. *                                        800             17,152
Barnes & Noble, Inc.                                      300             10,950
Circuit City Stores, Inc.                                 500             13,610
Dillard's, Inc., Class A                                  300              9,555
Dollar Tree Stores, Inc. *                                300              7,950
J.C. Penney Co., Inc.                                     800             54,008
Office Depot, Inc. *                                    1,200             45,600
Sabre Holdings Corp., Class A                             600             13,200
Safeway, Inc.                                           1,700             44,200
The Kroger Co.                                            300              6,558
                                                                       ---------
                                                                         235,797
SOFTWARE 1.7%
--------------------------------------------------------------------------------
BMC Software, Inc. *                                      600             14,340
Cadence Design Systems, Inc. *                            666             11,422
Computer Sciences Corp. *                                 600             29,064
Electronic Data Systems Corp.                           1,500             36,090
Emdeon Corp. *                                             30                372
First American Corp.                                      400             16,908
Sybase, Inc. *                                            500              9,700
                                                                       ---------
                                                                         117,896
TEXTILES & APPAREL 0.3%
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                       500             18,530

WHOLESALE 0.4%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                 550             17,710
Avnet, Inc. *                                             500             10,010
                                                                       ---------
                                                                          27,720
TOTAL COMMON STOCK
(COST $6,246,297)                                                      6,959,017

SECURITY                                          FACE AMOUNT            VALUE
                                                       ($)                ($)
SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

REPURCHASE AGREEMENT 0.7%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
  dated 6/30/06, due 7/3/06 at
  4.25% with a maturity value of
  $52,404 (fully collateralized by
  Federal Home Loan Bank
  Securities with a value of
  $53,521)                                             52,385             52,385
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT
(COST $52,385)                                                            52,385

END OF INVESTMENTS.

At June 30, 2006 the tax basis cost of the fund's investments was $6,308,175, and the unrealized appreciation and depreciation were $776,940 and ($73,713), respectively, with a net unrealized appreciation of $703,227.

* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. DISCOVERY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                COST                   VALUE
HOLDINGS BY CATEGORY                             ($)                    ($)
--------------------------------------------------------------------------------
 97.9%  COMMON STOCK                         833,345,159            951,640,572

  0.7%  SHORT-TERM
        INVESTMENT                             6,480,030              6,480,030
--------------------------------------------------------------------------------
 98.6%  TOTAL INVESTMENTS                    839,825,189            958,120,602

  8.4%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                  81,509,578             81,509,578

(7.0)%  OTHER ASSETS AND
        LIABILITIES                                                 (68,065,905)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                  971,564,275

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
--------------------------------------------------------------------------------
COMMON STOCK 97.9% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.3%
--------------------------------------------------------------------------------
Cagle's, Inc., Class A *                           6,360                  48,336
Corn Products International, Inc. (a)             58,070               1,776,942
Flowers Foods, Inc. (a)                           81,535               2,335,162
Hansen Natural Corp. (a)*                          8,809               1,676,969
J & J Snack Foods Corp.                            4,451                 147,195
Lance, Inc. (a)                                   39,428                 907,633
National Beverage Corp. (a)*                       9,760                 140,056
Penford Corp.                                      1,589                  26,854
PepsiAmericas, Inc.                               96,490               2,133,394
Seaboard Corp.                                     1,200               1,536,000
Seneca Foods Corp., Class B *                      1,000                  23,485
Tasty Baking Co.                                  17,298                 162,601
The Andersons, Inc. (a)                           30,300               1,260,783
The Hain Celestial Group, Inc. (a)*               35,525                 915,124
                                                                   -------------
                                                                      13,090,534
AIRLINES 0.9%
--------------------------------------------------------------------------------
Air Methods Corp. *                                4,145                 108,516
AirNet Systems, Inc. (a)*                         12,170                  36,145
Alaska Air Group, Inc. (a)*                       78,670               3,101,171
Republic Airways Holdings, Inc. (a)*              57,914                 985,696
SkyWest, Inc. (a)                                194,541               4,824,617
                                                                   -------------
                                                                       9,056,145
AUTOS 1.7%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                    18,648                 463,403
Autoliv, Inc.                                     95,205               5,385,747
Oshkosh Truck Corp.                              160,060               7,606,051
Spartan Motors, Inc.                              11,746                 180,654
Supreme Industries, Inc., Class A                 26,700                 191,706
Sypris Solutions, Inc. (a)                        28,400                 268,380
TRW Automotive Holdings Corp. *                   71,994               1,963,996
                                                                   -------------
                                                                      16,059,937
BANKS & CREDIT INSTITUTIONS 3.6%
--------------------------------------------------------------------------------
1st Independence Financial Group,
   Inc.                                               98                   1,622
Accredited Home Lenders Holding
   Co. (a)*                                       52,592               2,514,424
Advanta Corp., Class A                             9,700                 318,063
Alliance Data Systems Corp. (a)*                   1,690                  99,406
Ameriana Bancorp                                   3,035                  41,094
American National Bankshares, Inc.                   100                   2,313
Ameris Bancorp (a)                                 6,732                 155,778
Anchor Bancorp Wisconsin, Inc. (a)                 2,776                  83,752
Auburn National Bancorporation,
   Inc.                                            1,300                  30,557
Bancfirst Corp.                                    4,300                 192,425
Banco Latinoamericano de
   Exportaciones, S.A., Class E                    6,120                  95,656
Bank of Hawaii Corp.                              17,510                 868,496
BankUnited Financial Corp., Class
   A (a)                                         105,500               3,219,860
Banner Corp.                                         811                  31,256
Bar Harbor Bankshares                                617                  17,862
Berkshire Bancorp, Inc.                              960                  15,680
Berkshire Hills Bancorp, Inc.                      7,706                 273,409
Beverly Hills Bancorp, Inc. (a)                   23,168                 222,876
BNCCORP, Inc. *                                    1,500                  19,125
BOE Financial Services of
   Virginia, Inc.                                    100                   3,195
Britton & Koontz Capital Corp.                       526                  10,204
Brunswick Bancorp *                                5,500                  69,025
Camco Financial Corp.                                100                   1,393
Capital Bank Corp. (a)                               703                  11,424
Capital Crossing Bank (a)*                        16,882                 415,297
Cardinal Financial Corp. (a)                       5,450                  63,329
Carver Bancorp, Inc.                               1,400                  24,220
Central Bancorp, Inc.                              1,000                  31,700
Centrue Financial Corp. *                          3,390                  78,004
CFS Bancorp, Inc.                                  3,530                  52,385
Citizens First Bancorp, Inc.                       4,700                 125,537
Citizens Holdings Co.                                700                  15,890
Citizens South Banking Corp.                         120                   1,524
Columbia Banking System, Inc.                      2,735                 102,234
Community Bank Shares of Indiana,
   Inc. (a)                                        4,277                  91,955
Community Capital Corp.                            3,009                  65,386
Community Financial Corp.                            860                  20,124
Community Shores Bank Corp. (a)*                   1,030                  12,865
Community West Bancshares                          4,594                  71,896
CompuCredit Corp. (a)*                            67,467               2,593,431
Consumer Portfolio Services, Inc. *                  567                   3,805
Cooperative Bankshares, Inc.                         700                  17,675
Corus Bankshares, Inc. (a)                       118,789               3,109,896

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
--------------------------------------------------------------------------------
Cowlitz Bancorp *                                  1,500                  24,075
Delta Financial Corp. (a)                         32,750                 322,587
Desert Community Bank                              1,200                  22,181
Dollar Financial Corp. *                          49,579                 892,422
Downey Financial Corp. (a)                           500                  33,925
ECB Bancorp, Inc.                                  1,698                  59,515
Electronic Clearing House, Inc. *                  9,850                 132,581
Elmira Savings Bank, FSB                           1,199                  31,774
Evans Bancorp, Inc. (a)                              940                  21,028
Exchange National Bancshares, Inc.                 7,492                 221,763
Federal Agricultural Mortgage
   Corp., Class C (a)                             27,230                 754,271
Fidelity Bancorp, Inc.                               650                  12,558
Fidelity Southern Corp.                            2,725                  48,451
First Bancorp of Indiana, Inc.                       900                  16,943
First Bancshares, Inc. (a)                           700                  11,648
First BancTrust Corp.                              5,645                  69,038
First Capital, Inc.                                  900                  16,650
First Citizens BancShares, Inc.,
   Class A                                         2,580                 517,290
First Defiance Financial Corp. (a)                 4,070                 107,244
First Federal Bancshares of
   Arkansas, Inc.                                  7,300                 165,199
First Federal Bancshares, Inc.                     2,693                  46,993
First Federal Bankshares, Inc.                     2,400                  52,080
First Financial Holdings, Inc. (a)                 3,280                 104,960
First Financial Service Corp.                        364                  11,102
First Franklin Corp.                               3,251                  51,203
First Indiana Corp.                                  500                  13,015
First M&F Corp.                                    6,200                 122,493
First Mariner Bancorp, Inc. *                      5,742                 110,821
First Niagra Financial Group, Inc. (a)           193,920               2,718,758
First Place Financial Corp. (a)                   20,151                 463,675
First Regional Bancorp (a)*                        4,937                 434,456
First United Corp.                                 4,965                 102,527
First West Virginia Bancorp, Inc.                  3,300                  62,700
FirstFed Financial Corp. (a)*                     41,200               2,376,004
FirstMerit Corp.                                   4,600                  96,324
Flag Financial Corp.                              10,886                 211,733
FMS Financial Corp.                                1,377                  22,197
FNB Corp. of North Carolina (a)                    5,628                 102,430
FNB Corp. of Virginia (a)                          5,596                 207,052
FNB Financial Services Corp.                         625                   9,475
Franklin Bank Corp. (a)*                          23,090                 466,187
Glen Burnie Bancorp                                  480                   8,030
Greene County Bancshares, Inc. (a)                   100                   3,096
GS Financial Corp.                                 1,070                  19,260
Guaranty Federal Bancshares, Inc.                  2,370                  66,478
Habersham Bancorp                                  7,400                 182,410
HF Financial Corp.                                 5,526                  94,495
HMN Financial, Inc. (a)                            2,097                  72,976
Home Federal Bancorp                               1,618                  45,304
Hopfed Bancorp, Inc.                                 675                  11,100
Horizon Bancorp                                    3,511                  91,672
Independent Bank Corp. Michigan (a)                1,670                  43,921
Integra Bank Corp.                                12,832                 279,096
Intervest Bancshares Corp. (a)*                   19,467                 788,413
ITLA Capital Corp. (a)                             9,856                 518,228
Lakeland Financial Corp. (a)                       2,018                  49,017
Leesport Financial Corp.                           4,447                 102,275
LSB Bancshares, Inc. (a)                          17,500                 302,400
LSB Financial Corp.                                4,500                 120,375
MAF Bancorp, Inc.                                    223                   9,553
MASSBANK Corp.                                    10,420                 341,255
Meta Financial Group, Inc.                           140                   3,044
MFB Corp.                                          2,000                  62,220
MidWestOne Financial Group, Inc.                  10,600                 204,050
Monroe Bancorp (a)                                   113                   1,800
MutualFirst Financial, Inc.                          164                   3,247
National Mercantile Bancorp *                      3,777                  50,159
New Hampshire Thrift Bancshares,
   Inc. (a)                                        1,200                  19,320
North Central Bancshares, Inc.                     1,450                  56,478
Northeast Bancorp                                  1,200                  25,200
Northrim BanCorp, Inc.                             1,730                  43,423
Northway Financial, Inc.                           1,400                  49,665
OceanFirst Financial Corp.                         5,143                 114,277
PAB Bankshares, Inc.                               2,100                  38,850
Pacific Capital Bancorp                           19,970                 621,466
Pacific Premier Bancorp, Inc. *                      147                   1,720
Park Bancorp, Inc.                                   905                  29,046
Parkvale Financial Corp.                             752                  21,996
Peoples Bancorp of North Carolina                 10,242                 268,443
Peoples Bancorp, Inc.                                500                  10,350
Peoples BancTrust Co., Inc.                        1,790                  41,152
Peoples Community Bancorp                            825                  16,376
PFF Bancorp, Inc.                                  4,310                 142,920
Pinnacle Bancshares, Inc.                          1,500                  21,720
Pocahontas Bancorp, Inc.                           1,800                  23,400
Premier Community Bankshares, Inc.                   997                  20,593
Princeton National Bancorp, Inc.                   2,961                  96,677
Provident Financial Holdings, Inc. (a)            12,320                 369,600
Renasant Corp. (a)                                 4,642                 187,305
Republic First Bancorp, Inc. *                    11,431                 156,036
River Valley Bancorp (a)                             500                   9,090
Royal Bancshares of Pennsylvania                     100                   2,428
Shore Bancshares, Inc.                            10,911                 296,015
Simmons First National Corp.,
   Class A (a)                                     8,190                 237,592
South Street Financial Corp. (a)                     133                   1,196
Southern Missouri Bancorp, Inc.                      100                   1,300
Sterling Financial Corp.                          10,381                 227,344
Team Financial, Inc.                               1,050                  15,750
Teche Holding Co.                                  1,000                  46,250
TF Financial Corp. (a)                             2,600                  75,010
Timberland Bancorp, Inc. (a)                       3,477                 108,552
United Bancshares, Inc.                            1,140                  17,784
United Community Financial Corp. (a)              20,663                 247,956
United Financial Corp.                             1,480                  31,702

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
--------------------------------------------------------------------------------
United Security Bancshares, Inc. (a)                 872                  25,794
Unity Bancorp, Inc.                                7,535                 116,714
Wainwright Bank & Trust Co.                        2,684                  29,253
Washington Banking Co.                             3,814                  84,213
Washington Savings Bank, F.S.B. *                  9,870                  84,783
Whitney Holding Corp.                                100                   3,537
Willow Grove Bancorp, Inc.                           330                   5,250
Wright Express Corp. (a)*                         25,480                 732,295
WSFS Financial Corp.                               2,302                 141,458
WVS Financial Corp.                                1,900                  31,531
                                                                   -------------
                                                                      34,886,060
BASIC MINERALS & METALS 4.0%
--------------------------------------------------------------------------------
A.M. Castle & Co. *                               16,160                 521,160
Aleris International, Inc. (a)*                   74,480               3,414,908
Allegheny Technologies, Inc. (a)                 160,780              11,132,407
Carpenter Technology Corp.                         1,370                 158,235
Chaparral Steel Co. (a)*                          18,925               1,362,979
Commercial Metals Co.                            114,250               2,936,225
Encore Wire Corp. (a)*                            49,500               1,779,030
Friedman Industries, Inc.                            320                   2,896
Harsco Corp.                                      15,206               1,185,460
Lone Star Technologies, Inc. (a)*                 20,697               1,118,052
Maverick Tube Corp. (a)*                          20,864               1,318,396
Mueller Industries, Inc.                          10,270                 339,218
Northwest Pipe Co. *                               7,801                 197,365
NS Group, Inc. *                                  48,300               2,660,364
Olympic Steel, Inc. (a)                           15,530                 549,607
Reliance Steel & Aluminum Co.                     21,910               1,817,434
Ryerson Tull, Inc. (a)                            38,342               1,035,234
Southern Copper Corp. (a)                            500                  44,565
Steel Dynamics, Inc.                              26,858               1,765,645
Superior Essex, Inc. (a)*                         46,827               1,401,532
Titanium Metals Corp. (a)*                       125,283               4,307,230
                                                                   -------------
                                                                      39,047,942
BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Digene Corp. (a)*                                 38,520               1,492,265
Harvard Bioscience, Inc. *                           100                     445
                                                                   -------------
                                                                       1,492,710
CELLULAR & WIRELESS 0.5%
--------------------------------------------------------------------------------
NII Holdings, Inc. (a)*                           88,200               4,972,716

CHEMICALS & RUBBER 1.6%
--------------------------------------------------------------------------------
A. Schulman, Inc. (a)                             33,693                 771,233
American Pacific Corp. (a)*                          706                   5,507
Arch Chemicals, Inc. (a)                          52,370               1,887,938
Bairnco Corp.                                      7,950                  93,254
FMC Corp.                                         89,890               5,788,017
Hercules, Inc. (a)*                               39,840                 607,958
ICO, Inc. (a)*                                     1,149                   5,653
Innospec, Inc. (a)                                15,340                 389,943
LESCO, Inc. (a)*                                   7,227                 112,308
NewMarket Corp. (a)                               43,630               2,140,488
PolyOne Corp. *                                  284,040               2,493,871
RPM International, Inc.                               10                     180
Stepan Co.                                        18,880                 596,230
Westlake Chemical Corp.                           36,860               1,098,428
                                                                   -------------
                                                                      15,991,008
COMMERCIAL AIRCRAFT & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Ducommun, Inc. *                                   1,920                  35,558
Ladish Co., Inc. (a)*                             21,600                 809,352
Sequa Corp., Class A *                            11,240                 916,060
Triumph Group, Inc. *                              1,590                  76,320
                                                                   -------------
                                                                       1,837,290
COMMUNICATIONS UTILITIES 1.5%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                        4,150                  86,444
CT Communications, Inc.                           56,678               1,296,226
D&E Communications, Inc.                          12,477                 135,251
Discovery Holding Co., Class A (a)*              196,581               2,875,980
General Communication, Inc., Class A (a)*        176,887               2,179,248
Golden Telecom, Inc. (a)                           2,242                  56,835
Hector Communications Corp.                        4,500                 157,680
j2 Global Communications, Inc. (a)*              147,007               4,589,558
Knology, Inc. *                                      880                   8,184
Playboy Enterprises, Inc., Class A *                 200                   1,906
Playboy Enterprises, Inc., Class B (a)*           40,080                 399,998
RCN Corp. (a)*                                    37,663                 938,939
The Knot, Inc. *                                  41,699                 872,760
Vignette Corp. *                                  87,821               1,280,430
                                                                   -------------
                                                                      14,879,439
CONSTRUCTION & HOMEBUILDING 0.5%
--------------------------------------------------------------------------------
Brookfield Homes Corp. (a)                         7,202                 237,306
Cavalier Homes, Inc. (a)*                          6,645                  35,219
Cavco Industries, Inc. *                             702                  31,197
Comfort Systems USA, Inc.                         18,450                 263,650
Granite Construction, Inc. (a)                    29,200               1,321,884
Insituform Technologies, Inc.,
   Class A (a)*                                   36,421                 833,677
MasTec, Inc. (a)*                                 18,290                 241,611
Meadow Valley Corp. *                              8,927                 102,214
Perini Corp. (a)*                                 68,490               1,541,025
Skyline Corp. (a)                                  1,130                  48,341
                                                                   -------------
                                                                       4,656,124
CONSTRUCTION MATERIALS 1.7%
--------------------------------------------------------------------------------
Ameron International Corp.                         4,180                 280,144
Eagle Materials, Inc. (a)                        127,749               6,068,077
Martin Marietta Materials, Inc.                   15,660               1,427,409
MDU Resources Group, Inc.                        222,378               8,141,259
Oil-Dri Corp. of America                           7,700                 151,690
U.S. Concrete, Inc. (a)*                          57,669                 637,242
                                                                   -------------
                                                                      16,705,821
CONSUMER DURABLES 0.4%
--------------------------------------------------------------------------------
Featherlite, Inc. *                                2,900                  13,021
Thor Industries, Inc. (a)                         72,770               3,525,707

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
Universal Electronics, Inc. *                     18,316                 324,376
                                                                   -------------
                                                                       3,863,104
DRUGS & PHARMACEUTICALS 1.1%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                          131,100               3,151,644
Dade Behring Holdings, Inc.                        1,110                  46,220
E-Z-EM, Inc. *                                     8,210                 111,656
Endo Pharmaceutical Holdings, Inc. *             202,626               6,682,606
Matrixx Initiatives, Inc. (a)*                    10,651                 165,730
Natural Alternative International,
   Inc. *                                          8,611                  92,310
Schiff Nutrition International,
   Inc. (a)*                                       8,400                  56,112
Sciele Pharma, Inc. (a)*                               7                     162
ViroPharma, Inc. (a)*                             24,660                 212,569
                                                                   -------------
                                                                      10,519,009
ELECTRIC UTILITIES 2.8%
--------------------------------------------------------------------------------
Alliant Energy Corp. (a)                         277,330               9,512,419
Central Vermont Public Service
   Corp. (a)                                         400                   7,392
CH Energy Group, Inc.                              5,276                 253,248
Cleco Corp. (a)                                  121,670               2,828,827
Duquesne Light Holdings, Inc. (a)                143,630               2,361,277
Foster Wheeler Ltd. *                             10,118                 437,098
Green Mountain Power Corp.                        14,600                 496,254
OGE Energy Corp. (a)                             100,810               3,531,374
Ormat Technologies, Inc. (a)                      23,700                 904,155
Pepco Holdings, Inc. (a)                         200,020               4,716,472
UIL Holdings Corp.                                20,070               1,129,740
Unisource Energy Corp.                             5,490                 171,014
Unitil Corp.                                       2,580                  62,075
Westar Energy, Inc.                               36,570                 769,798
                                                                   -------------
                                                                      27,181,143
FINANCIAL INVESTMENTS 0.8%
--------------------------------------------------------------------------------
Aaron Rents, Inc. (a)                              5,170                 138,970
Ampal-American Israel Corp., Class A *               300                   1,500
California First National Bancorp                  2,138                  30,360
Electro Rent Corp. *                                 505                   8,090
ePlus, Inc. *                                     19,220                 217,762
GATX Corp. (a)                                    18,060                 767,550
InterDigital Communications Corp.(a)*             87,012               3,037,589
Jackson Hewitt Tax Service, Inc.(a)               44,939               1,408,838
Municipal Mortgage & Equity, L.L.C                 2,510                  68,172
PICO Holdings, Inc. (a)*                          19,300                 622,425
SRS Labs, Inc. *                                   9,180                  45,808
The Enstar Group, Inc. (a)*                          100                   9,219
United Rentals, Inc. (a)*                          9,140                 292,297
Universal Compression Holdings,
   Inc. *                                         15,790                 994,296
UTEK Corp. (a)                                       600                  12,030
Willis Lease Finance Corp. *                      21,670                 204,131
                                                                   -------------
                                                                       7,859,037
FOREST PRODUCTS & PAPER 0.2%
--------------------------------------------------------------------------------
Cenveo, Inc. (a)*                                 13,010                 233,530
CSS Industries, Inc. (a)                           3,400                  97,750
Lydall, Inc. *                                    27,160                 250,415
Mod-Pac Corp. *                                    5,143                  51,173
Nashua Corp. *                                     5,700                  39,159
Universal Forest Products, Inc. (a)               26,800               1,681,164
                                                                   -------------
                                                                       2,353,191
FURNITURE & HOUSEHOLD ITEMS 2.7%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                          2,003                  10,616
Acuity Brands, Inc. (a)                           30,760               1,196,872
Aldila, Inc.                                      13,950                 353,214
American Biltrite, Inc. *                            945                   9,847
AZZ, Inc. *                                        6,530                 171,151
Bassett Furniture Industries, Inc.                16,230                 300,417
Callaway Golf Co.                                225,450               2,928,596
Channell Commercial Corp. (a)*                     5,350                  17,655
Chase Corp.                                        1,300                  19,240
Chromcraft Revington, Inc. *                       2,700                  31,455
Communications Systems, Inc.                      10,040                 102,810
Cybex International, Inc. (a)*                    22,220                 144,208
Ethan Allen Interiors, Inc. (a)                  115,500               4,221,525
Genlyte Group, Inc. *                              1,894                 137,182
Griffon Corp. (a)*                                21,760                 567,936
JAKKS Pacific, Inc. (a)*                          44,595                 895,914
Kimball International, Inc., Class B                 768                  15,137
La-Z-Boy, Inc. (a)                               101,349               1,418,886
Mity Enterprises, Inc. *                             410                   7,421
Movado Group, Inc. (a)                            57,590               1,321,691
Myers Industries, Inc.                            30,580                 525,670
National Presto Industries, Inc.                  12,960                 677,549
Preformed Line Products Co. (a)                    4,200                 159,180
Raven Industries, Inc. (a)                        11,664                 367,416
Steelcase Inc., Class A (a)                      195,170               3,210,546
Summa Industries                                   1,341                  13,209
The Lamson & Sessions Co. (a)*                    18,300                 518,988
Thomas & Betts Corp. *                           124,540               6,388,902
Tredegar Corp.                                       800                  12,656
UFP Technologies, Inc. *                             720                   4,334
West Pharmaceutical Services, Inc.(a)              3,740                 135,687
                                                                   -------------
                                                                      25,885,910
GAS & OTHER PUBLIC UTILITIES 2.2%
--------------------------------------------------------------------------------
AGL Resources, Inc. (a)                           87,812               3,347,393
American States Water Co.                          4,310                 153,652
Artesian Resources Corp., Class A                  3,368                  97,200
California Water Service Group                     8,990                 321,303
Casella Waste Systems, Inc., Class A *            10,794                 141,293
Delta Natural Gas Co., Inc.                        6,123                 150,075
Energy West, Inc.                                    210                   1,894
Florida Public Utilites Co.                        8,640                 108,778
Industrial Services of America,
   Inc. *                                            200                   1,150
Nicor, Inc. (a)                                  108,740               4,512,710
RGC Resources, Inc.                                3,037                  76,305

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
SJW Corp.                                         28,840                 733,978
The Laclede Group, Inc. (a)                       19,820                 681,015
Vectren Corp. (a)                                 45,788               1,247,723
Waste Industries USA, Inc.                        19,269                 437,021
Western Gas Resources, Inc. (a)                  158,467               9,484,250
                                                                   -------------
                                                                      21,495,740
GOVERNMENT AIRCRAFT & DEFENSE 0.0%
--------------------------------------------------------------------------------
Herley Industries, Inc. (a)*                      15,527                 174,058
Reinhold Industries, Inc., Class A                 2,200                  26,114
Smith & Wesson Holding Corp. (a)*                  9,630                  79,158
Todd Shipyards Corp.                               3,150                  72,450
                                                                   -------------
                                                                         351,780
HEALTH CARE & HOSPITAL 1.9%
--------------------------------------------------------------------------------
Allied Healthcare International,
   Inc. (a)*                                      45,054                 120,745
Almost Family, Inc. *                              6,400                 153,600
American Shared Hospital Services                 13,430                  82,057
Five Star Quality Care, Inc. *                       700                   7,749
Gentiva Health Services, Inc. *                    3,658                  58,638
Health Net, Inc. (a)*                              3,340                 150,868
IntegraMed America, Inc. *                         1,160                  11,542
Manor Care, Inc. (a)                             198,648               9,320,564
MEDTOX Scientific, Inc. *                         15,480                 143,964
National Dentex Corp. *                            2,470                  57,304
National Healthcare Corp. (a)                      6,724                 299,554
National Home Health Care Corp.                    1,891                  18,721
Pediatric Services of America,
   Inc. *                                          9,932                 123,951
Pediatrix Medical Group, Inc. *                  156,700               7,098,510
Psychemedics Corp.                                 1,790                  31,432
Res-Care, Inc. *                                  25,250                 505,000
Stratagene Corp. (a)*                              1,282                   7,910
                                                                   -------------
                                                                      18,192,109
INFORMATION & SERVICES 5.0%
--------------------------------------------------------------------------------
Ablest, Inc. *                                     1,510                  12,835
Ambassadors Groups, Inc.                          13,252                 382,718
Bioanalytical Systems, Inc. *                      7,300                  53,290
Capital Title Group, Inc.                         47,049                 346,751
Carriage Services, Inc. (a)*                      28,630                 131,412
Cass Information Systems, Inc.                     1,275                  62,080
CBIZ, Inc. (a)*                                   89,932                 666,396
CDI Corp.                                         37,859               1,097,911
CheckFree Corp. *                                 28,847               1,429,657
Convergys Corp. (a)*                              92,740               1,808,430
Corrections Corp. of America (a)*                 96,445               5,105,798
Ecology & Environment, Inc.                        4,050                  40,622
Exponent, Inc. *                                  49,520                 836,888
Forrester Research, Inc. *                        37,884               1,059,994
Franklin Covey Co. *                              32,800                 242,720
Henry Bros. Electronics, Inc. *                      530                   2,677
ICT Group, Inc. (a)*                              21,617                 530,265
Jones Lang LaSalle, Inc. (a)                       5,557                 486,515
Kelly Services, Inc., Class A                     55,467               1,507,038
Kendle International, Inc. *                      34,234               1,257,415
Kforce, Inc. (a)*                                 58,869                 911,881
Layne Christensen Co. (a)*                        10,792                 305,953
Mac-Gray Corp. *                                  14,200                 175,370
Manpower, Inc.                                    13,608                 879,077
MAXIMUS, Inc.                                     11,400                 263,910
Metal Management, Inc.                            74,567               2,283,242
Michael Baker Corp. *                             21,500                 466,550
Monro Muffler Brake, Inc.                         27,107                 882,604
MPS Group, Inc. (a)*                             191,574               2,885,104
National Technical Systems, Inc. *                12,880                  85,008
NCO Group, Inc. (a)*                              73,439               1,941,727
Nobel Learning Communities, Inc. *                16,300                 165,037
Opinion Research Corp. *                           2,700                  16,484
Parexel International Corp. (a)*                  48,053               1,386,329
PDI, Inc. *                                        1,500                  21,585
Pharmaceutical Product
   Development, Inc. (PPD) (a)                   166,788               5,857,595
RCM Technologies, Inc. *                           7,818                  39,246
Schnitzer Steel Industries, Inc.,
   Class A (a)                                    45,528               1,615,333
Security National Financial Corp.,
   Class A (a)*                                    1,443                   6,205
Silverleaf Resorts, Inc. (a)*                        630                   2,325
Spherion Corp. (a)*                               31,150                 284,088
SRI/Surgical Express, Inc. *                       7,739                  48,369
Steiner Leisure Ltd. *                             4,714                 186,344
TeleTech Holdings, Inc. (a)*                     108,755               1,376,838
The Brink's Co.                                   18,390               1,037,380
The Dun & Bradstreet Corp. *                          80                   5,574
The Shaw Group, Inc. (a)*                         26,470                 735,866
URS Corp. *                                      115,565               4,853,730
Vertrue, Inc. (a)*                                    86                   3,701
Volt Information Sciences, Inc.(a)*               24,083               1,122,268
West Corp. *                                      36,733               1,759,878
                                                                   -------------
                                                                      48,666,013
INSTRUMENTS 5.1%
--------------------------------------------------------------------------------
Aeroflex, Inc. (a)*                                1,640                  19,139
Allied Healthcare Products, Inc. *                19,600                 113,680
Armor Holdings, Inc. (a)*                        101,684               5,575,334
Arthrocare Corp. (a)*                             39,046               1,640,322
Astro-Med, Inc.                                    1,653                  19,753
Atrion Corp.                                         770                  54,662
Bio-Rad Laboratories, Inc., Class A (a)*           8,570                 556,536
Candela Corp. (a)*                                17,019                 269,921
Checkpoint Systems, Inc. *                        80,370               1,785,018
Coherent, Inc. (a)*                              102,561               3,459,383
Data I/O Corp. *                                     200                     616
Datascope Corp.                                   33,275               1,026,201
DJ Orthopedics, Inc. *                            62,540               2,303,348
Edwards Lifesciences Corp. *                      63,617               2,890,120
Encore Medical Corp. (a)*                            249                   1,198
Enpath Medical, Inc. (a)*                            100                   1,138
Esterline Technologies Corp. *                    47,660               1,982,179
FEI Co. *                                            130                   2,948
Frequency Electronics, Inc.                          581                   7,541

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
Haemonetics Corp. (a)*                            40,850               1,899,934
Hurco Cos., Inc. *                                   200                   5,138
Integra LifeSciences Holdings
   Corp. (a)*                                      4,799                 186,249
Iridex Corp. (a)*                                  9,840                  96,334
K-Tron International, Inc. *                       2,400                 122,400
LeCroy Corp. (a)*                                 30,855                 442,769
Meridian Bioscience, Inc. (a)                     47,572               1,186,921
Mesa Laboratories, Inc.                            1,308                  20,274
Misonix, Inc. *                                    4,380                  21,243
MOCON, Inc.                                        3,123                  29,637
Molecular Devices Corp. (a)*                       8,292                 253,404
MTS Systems Corp.                                  8,910                 352,034
New Brunswick Scientific Co., Inc. *               6,925                  55,608
O.I. Corp.                                         4,685                  58,914
Oakley, Inc. (a)                                   6,100                 102,785
OSI Systems, Inc. (a)*                            37,232                 661,613
Palomar Medical Technologies, Inc. *               6,556                 299,150
Perceptron, Inc. *                                19,660                 158,460
PerkinElmer, Inc.                                352,693               7,371,284
Sirona Dental Systems, Inc. (a)                    1,219                  48,297
SonoSite, Inc. (a)*                               47,613               1,858,812
Span-America Medical Systems, Inc.                 7,600                  82,840
Steris Corp.                                     172,915               3,952,837
Teleflex, Inc. (a)                                88,140               4,761,323
The Spectranetics Corp. (a)*                      27,310                 292,763
Tollgrade Communications, Inc. *                  26,340                 255,498
Universal Security Instruments,
   Inc. *                                          4,700                 106,643
Viasys Healthcare, Inc. (a)*                      97,900               2,506,240
Vital Signs, Inc.                                  9,978                 494,210
ZEVEX International, Inc. (a)*                    14,925                 241,785
Zygo Corp. *                                      12,170                 199,466
                                                                   -------------
                                                                      49,833,902
INSURANCE 6.5%
--------------------------------------------------------------------------------
American Financial Group, Inc.                   146,563               6,287,553
American National Insurance Co.                   15,033               1,950,081
American Physicians Service Group,
   Inc.                                            7,700                 112,805
American Safety Insurance Holdings
   Ltd. *                                          3,200                  52,800
AmerUs Group Co. (a)                             120,060               7,029,513
Arch Capital Group Ltd. *                        105,451               6,270,116
Argonaut Group, Inc. *                            12,667                 380,517
Baldwin & Lyons, Inc., Class B                     4,275                 109,012
Delphi Financial Group, Inc.,
   Class A (a)                                    17,700                 643,572
FBL Financial Group, Inc., Class A (a)             1,300                  42,120
Great American Financial
   Resources, Inc.                                26,160                 547,529
Harleysville Group, Inc.                           4,070                 129,100
HCC Insurance Holdings, Inc. (a)                 221,226               6,512,893
Horace Mann Educators Corp.                       91,570               1,552,111
Investors Title Co.                                2,411                 106,639
Kansas City Life Insurance Co. (a)                 4,243                 178,927
Max Re Capital Ltd.                              109,164               2,384,142
Meadowbrook Insurance Group, Inc. *               48,311                 401,947
Mercer Insurance Group, Inc.                       6,690                 125,304
Merchants Group, Inc.                              4,110                 125,519
National Western Life Insurance
   Co., Class A                                    3,398                 814,331
NYMAGIC, Inc. (a)                                 11,450                 332,622
Odyssey Re Holdings Corp.                            260                   6,851
Old Republic International Corp. (a)             178,170               3,807,493
Philadelphia Consolidated Holding
   Corp. (a)*                                     83,927               2,548,024
Presidential Life Corp. (a)                       36,337                 893,163
ProCentury Corp.                                  36,600                 501,786
Protective Life Corp.                              9,300                 433,566
Radian Group, Inc. (a)                            76,340               4,716,285
Reinsurance Group of America, Inc. (a)            96,640               4,749,856
RTW, Inc. *                                        4,400                  48,356
Safety Insurance Group, Inc. (a)                  33,245               1,580,800
Scottish Re Group Ltd.                           161,470               2,693,320
Selective Insurance Group, Inc. (a)               10,600                 592,222
StanCorp Financial Group, Inc.                    25,000               1,272,750
State Auto Financial Corp.                         1,944                  63,258
The Midland Co. (a)                                5,465                 207,561
Unico American Corp. *                            10,910                 116,628
United America Indemnity Ltd.,
   Class A *                                      26,483                 551,906
USI Holdings Corp. (a)*                            6,721                  90,129
Wesco Financial Corp.                              1,820                 693,420
Zenith National Insurance Corp.                   43,815               1,738,141
                                                                   -------------
                                                                      63,394,668
IT HARDWARE 6.1%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. (a)*             89,451               1,184,331
American Technical Ceramics Corp. *                9,650                 127,380
Amkor Technology, Inc. (a)*                        3,472                  32,845
Anaren, Inc. (a)*                                 51,915               1,063,738
Applied Innovation, Inc. *                         4,280                  15,836
Arris Group, Inc. (a)*                           313,700               4,115,744
BTU International, Inc. (a)*                       4,539                  61,594
CalAmp Corp. *                                    25,689                 228,375
Cobra Electronics Corp.                           12,141                 114,490
Comarco, Inc. *                                    2,076                  20,739
CTS Corp. (a)                                     41,845                 623,072
Cymer, Inc. (a)*                                   3,063                 142,307
Digi International, Inc. *                           130                   1,629
DSP Group, Inc. (a)*                              56,334               1,399,900
EMS Technologies, Inc. *                          22,514                 404,577
Espey Manufacturing & Electronics
   Corp.                                           3,600                  60,120
Exar Corp. *                                     107,911               1,431,979
Glenayre Technologies, Inc. (a)*                  38,006                 100,336
Globecomm Systems, Inc. (a)*                      28,188                 210,001
Imation Corp.                                    110,698               4,544,153

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
Integrated Device Technology, Inc. (a)*           62,560                 887,101
Intersil Corp., Class A (a)                      296,200               6,886,650
IXYS Corp. *                                       4,378                  42,029
LSI Logic Corp. (a)*                             998,760               8,938,902
MEMC Electronic Materials, Inc. *                  4,100                 153,750
Merrimac Industries, Inc. *                        1,400                  13,804
Microsemi Corp. (a)*                              33,646                 820,289
ON Semiconductor Corp. (a)*                      415,958               2,445,833
Park Electrochemical Corp. (a)                    52,220               1,344,665
Plexus Corp. (a)*                                138,453               4,736,477
Powerwave Technologies, Inc. (a)*                 47,284                 431,230
RF Micro Devices, Inc. (a)*                        6,917                  41,294
Semitool, Inc. (a)*                               45,946                 414,433
Sigmatron International, Inc. (a)*                 6,278                  52,798
Sirenza Microdevices, Inc. (a)*                   18,568                 225,416
SonicWALL, Inc. (a)*                             162,280               1,458,897
Sparton Corp.                                      8,224                  69,493
Spectrum Control, Inc. *                           9,160                  84,730
Standard Microsystems Corp. (a)*                  26,903                 587,292
Stratos International, Inc. *                     33,725                 231,016
Sycamore Networks, Inc. (a)*                     191,319                 776,755
Symmetricom, Inc. (a)*                               598                   4,228
Technitrol, Inc.                                 110,740               2,563,631
Trident Microsystems, Inc. (a)*                  103,648               1,967,239
Vishay Intertechnology, Inc. (a)*                482,360               7,587,523
Vodavi Technology, Inc. *                          1,772                  10,154
White Electronic Designs Corp. *                  10,930                  55,524
Woodhead Industries                                  550                  10,527
Zoran Corp. *                                      1,800                  43,812
                                                                   -------------
                                                                      58,768,638
LAND & WATER TRANSPORTATION 2.4%
--------------------------------------------------------------------------------
Arkansas Best Corp.                               77,657               3,899,158
B & H Ocean Carriers Ltd. (a)*                     2,390                  43,020
Celadon Group, Inc. *                              4,981                 109,792
Con-way, Inc.                                     52,289               3,029,102
Frozen Food Express Industries,
   Inc. (a)*                                       4,975                  54,824
HUB Group, Inc., Class A (a)*                     12,800                 313,984
J.B. Hunt Transport Services, Inc.
   (a)                                               125                   3,114
Kirby Corp. (a)*                                  50,500               1,994,750
Laidlaw International, Inc.                       95,933               2,417,512
Marten Transport Ltd. *                           11,049                 240,205
Old Dominion Freight Line *                       34,461               1,295,389
SEACOR Holdings, Inc. (a)*                        53,626               4,402,695
Smithway Motor Xpress Corp., Class A *               810                   8,254
Swift Transportation Co., Inc. (a)*              138,366               4,394,504
USA Truck, Inc. (a)*                                 226                   4,027
Werner Enterprises, Inc. (a)                      67,702               1,372,320
                                                                   -------------
                                                                      23,582,650
MAINFRAME & MINICOMPUTERS 0.0%
--------------------------------------------------------------------------------
Neoware Systems, Inc. (a)*                         6,190                  76,075

METAL PRODUCTS & MACHINERY 4.9%
--------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                 4,146                  22,098
Ampco-Pittsburgh Corp.                             1,734                  49,679
Astec Industries, Inc. *                           4,670                 159,340
Baldor Electric Co.                                2,800                  87,612
Bonso Electronic International,
   Inc.                                           11,533                  47,285
Chicago Rivet & Machine Co.                          420                   9,660
CIRCOR International, Inc.                         1,800                  54,882
CompX International, Inc. (a)                      1,500                  26,850
Cummins, Inc. (a)                                 71,763               8,773,027
Eastern Co.                                        3,280                  67,732
Electro Scientific Industries,
   Inc. *                                         19,628                 353,108
EnerSys (a)*                                      14,824                 309,822
EnPro Industries, Inc. (a)*                       64,300               2,160,480
Evans & Sutherland Computer Corp. *                6,553                  32,765
Flow International Corp. (a)*                     85,002               1,195,978
Freightcar America, Inc.                          27,361               1,518,809
Gardner Denver, Inc. *                            31,260               1,203,510
Gehl Co. (a)*                                      7,387                 188,590
Gerber Scientific, Inc. *                         64,500                 839,145
Graham Corp. (a)                                     800                  14,816
Hardinge, Inc.                                     7,952                 122,858
International Aluminum Corp.                       3,120                 118,560
JLG Industries, Inc. (a)                          44,600               1,003,500
Joy Global, Inc.                                  79,319               4,131,727
Kadant, Inc. (a)*                                 47,200               1,085,600
Kennametal, Inc.                                 128,440               7,995,390
Lennox International, Inc.                        75,300               1,993,944
Lifetime Brands, Inc. (a)                          6,462                 140,032
Lincoln Electric Holdings, Inc. (a)                  800                  50,120
Material Sciences Corp. *                         23,850                 215,366
Mestek, Inc. (a)*                                 10,700                 177,620
NCI Building Systems, Inc. (a)*                   16,300                 866,671
NN, Inc. (a)                                       5,709                  70,506
Nordson Corp.                                      1,390                  68,360
North American Galvanizing &
   Coatings, Inc. *                                2,790                  15,512
P & F Industries, Inc. *                           3,250                  39,813
Q.E.P. Co., Inc. *                                 2,189                  17,184
Regal Beloit Corp. (a)                            76,330               3,369,969
Robbins & Myers, Inc. (a)                         23,760                 621,086
Shiloh Industries, Inc. *                            450                   6,768
SL Industries, Inc. *                             10,470                 169,405
Standex International Corp.                       16,690                 506,541
TB Woods Corp. *                                  13,687                 149,188
Tennant Co. (a)                                    1,000                  50,280
The Oilgear Co. *                                    300                   3,969
The Timken Co. (a)                               160,570               5,380,701
The Toro Co.                                         400                  18,680
Trinity Industries, Inc. (a)                       1,305                  52,722
Twin Disc, Inc.                                    3,360                 102,850
Veeco Instruments, Inc. (a)*                      53,688               1,279,922
Velcro Industries N.V.                            17,743                 248,225
Woodward Governor Co.                             26,610                 811,871
                                                                   -------------
                                                                      48,000,128

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
MISCELLANEOUS FINANCE 2.2%
--------------------------------------------------------------------------------
A.G. Edwards, Inc. (a)                           199,160              11,017,531
Knight Capital Group, Inc., Class A *            348,063               5,301,000
Piper Jaffray Cos. (a)*                              300                  18,363
Raymond James Financial, Inc. (a)                128,265               3,882,582
SWS Group, Inc. (a)                               42,104               1,015,548
Value Line, Inc. (a)                               2,407                 102,779
                                                                   -------------
                                                                      21,337,803
OIL & COAL RESOURCES 1.6%
--------------------------------------------------------------------------------
Bois d'Arc Energy, Inc. (a)*                      24,400                 401,868
Callon Petroleum Co. (a)*                         35,440                 685,409
Cimarex Energy Co. (a)                           158,080               6,797,440
Denbury Resources, Inc. *                         47,920               1,517,626
Foundation Coal Holdings, Inc.                    27,830               1,306,062
Panhandle Royalty Co., Class A                       100                   1,875
Penn Virginia Corp.                                6,174                 431,439
Petrohawk Energy Corp. (a)*                       56,367                 710,224
Swift Energy Co. (a)*                             12,200                 523,746
Teton Energy Corp. *                             101,220                 579,991
W&T Offshore, Inc. (a)                            35,030               1,362,317
Whiting Petroleum Corp. (a)*                      18,387                 769,864
                                                                   -------------
                                                                      15,087,861
OIL DISTRIBUTION 2.1%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                     9,109                 298,411
Frontier Oil Corp. (a)                           266,010               8,618,724
Giant Industries, Inc. *                          43,200               2,874,960
Tesoro Petroleum Corp. (a)                       113,480               8,438,373
                                                                   -------------
                                                                      20,230,468
OIL DRILLING & SERVICES 6.1%
--------------------------------------------------------------------------------
Bolt Technology Corp. *                           14,000                 168,980
Dril-Quip, Inc. (a)*                              16,600               1,368,504
Grant Prideco, Inc. *                            116,156               5,197,981
Grey Wolf, Inc. (a)*                               3,560                  27,412
Helix Energy Solutions Group, Inc.(a)*             9,800                 395,528
Helmerich & Payne, Inc.                          107,490               6,477,347
Hydril Co. *                                       6,800                 533,936
Lufkin Industries, Inc. (a)                       29,340               1,743,676
NATCO Group, Inc., Class A *                       2,700                 108,540
Oceaneering International, Inc.(a)*               81,400               3,732,190
Oil States International, Inc. (a)*                8,300                 284,524
Patterson-UTI Energy, Inc.                       280,448               7,939,483
Pride International, Inc. *                       59,060               1,844,444
Rowan Cos., Inc. (a)                             206,000               7,331,540
Tetra Technologies, Inc. (a)*                    189,556               5,741,651
Tidewater, Inc. (a)                              170,100               8,368,920
Todco, Class A (a)*                              147,200               6,013,120
Veritas DGC, Inc. (a)*                             4,100                 211,478
W-H Energy Services, Inc. (a)*                    34,750               1,766,343
                                                                   -------------
                                                                      59,255,597
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.7%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc.,
   Class A (a)*                                   37,660                 203,364
Ballantyne of Omaha, Inc. *                           10                      38
Electronics for Imaging, Inc. (a)*                13,980                 291,902
Hypercom Corp. *                                 113,450               1,060,758
Key Tronic Corp. (a)*                              9,770                  38,201
LaserCard Corp. (a)*                               1,680                  21,991
M-Systems Flash Disk Pioneers Ltd. *               2,008                  59,497
Printronix, Inc.                                   2,745                  36,783
Western Digital Corp. (a)*                       277,040               5,488,162
                                                                   -------------
                                                                       7,200,696
PUBLISHING, BROADCASTING & CINEMA 0.3%
--------------------------------------------------------------------------------
Banta Corp. (a)                                   42,000               1,945,860
Champion Industries, Inc.                          7,808                  65,119
Emak Worldwide, Inc. *                               200                     968
Media General, Inc., Class A (a)                   8,270                 346,430
Regent Communications, Inc. (a)*                  35,184                 143,903
Source Interlink Cos., Inc. (a)*                  17,256                 205,347
Tufco Technologies, Inc. *                         2,042                  14,355
World Wrestling Entertainment,
   Inc. (a)                                        8,160                 137,822
                                                                   -------------
                                                                       2,859,804
REAL ESTATE DEVELOPMENT 0.6%
--------------------------------------------------------------------------------
AMREP Corp. (a)*                                  11,150                 605,668
Avatar Holdings, Inc. (a)*                         6,881                 392,010
IHOP Corp. (a)                                    19,650                 944,772
ILX Resorts, Inc.                                  5,160                  48,401
J.W. Mays, Inc. *                                    500                   9,075
Patriot Transportation Holding,
   Inc. *                                            600                  52,068
Service Corp. International (a)                  144,690               1,177,777
Stewart Enterprises, Inc., Class A (a)           273,298               1,571,463
Stratus Properties, Inc. *                           400                  10,720
Tarragon Corp. (a)                                25,496                 353,120
United Capital Corp. (a)*                          8,600                 227,900
Wellsford Real Properties, Inc. *                 12,500                  88,375
                                                                   -------------
                                                                       5,481,349
REAL ESTATE INVESTMENT TRUSTS 4.6%
--------------------------------------------------------------------------------
Ashford Hospitality Trust (a)                     95,396               1,203,898
Associated Estates Realty Corp.                      780                   9,672
Commercial Net Lease Realty (a)                   52,016               1,037,719
Correctional Properties Trust (a)                 33,035                 817,616
Eagle Hospitality Properties
   Trust, Inc.                                    11,080                 106,700
Entertainment Properties Trust (a)                14,830                 638,431
Extra Space Storage, Inc.                         34,170                 554,921
Gladstone Commercial Corp. (a)                     1,680                  31,517
Glenborough Realty Trust, Inc.                       770                  16,586
Highland Hospitality Corp. (a)                   158,943               2,237,917
Home Properties, Inc. (a)                         34,130               1,894,556
Hospitality Properties Trust (a)                 160,980               7,070,242
HRPT Properties Trust (a)                        622,560               7,196,794
LaSalle Hotel Properties (a)                       9,760                 451,888
LTC Properties, Inc.                              32,580                 728,163
Mission West Properties, Inc. (a)                 22,700                 251,516
Monmouth Capital Corp.                             2,770                  14,820

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
Monmouth Real Estate Investment
   Corp., Class A                                 54,900                 442,494
National Health Investors, Inc. (a)               49,300               1,325,677
National Health Realty, Inc. (a)                   7,700                 145,915
New Plan Excel Realty Trust (a)                   31,470                 776,994
Omega Healthcare Investors, Inc. (a)             164,890               2,179,846
One Liberty Properties, Inc.                      21,600                 410,400
Presidential Realty Corp., Class B                 5,410                  36,653
Reckson Associates Realty Corp. (a)              171,272               7,087,235
Senior Housing Properties Trust                      400                   7,164
Strategic Hotel & Resorts, Inc. (a)              112,320               2,329,517
Sunstone Hotel Investors, Inc. (a)                90,151               2,619,788
Supertel Hospitality, Inc. (a)                       494                   3,211
Taubman Centers, Inc. (a)                         52,506               2,147,495
Trizec Properties, Inc. (a)                           30                     859
Windrose Medical Properties Trust                 46,650                 681,090
Winston Hotels, Inc.                              12,060                 147,735
Winthrop Realty Trust *                           73,970                 439,382
                                                                   -------------
                                                                      45,044,411
RESTAURANTS, HOTELS & THEATERS 2.5%
--------------------------------------------------------------------------------
Analogic Corp. (a)                                   528                  24,610
Benihana, Inc. *                                   7,446                 202,755
Bob Evans Farms, Inc. (a)                         14,166                 425,122
Brinker International, Inc. (a)                   97,900               3,553,770
CBRL Group, Inc. (a)                              79,861               2,708,885
Champps Entertainment, Inc. (a)*                  37,800                 247,968
Choice Hotels International, Inc.                 68,310               4,139,586
Dover Downs Gaming &
   Entertainment, Inc. (a)                        46,500                 913,260
Frisch's Restaurants, Inc.                         3,280                  77,834
Interstate Hotels & Resorts, Inc. (a)*            85,100                 790,579
Isle of Capri Casinos, Inc. (a)*                  26,952                 691,319
J. Alexander's Corp.                              10,580                  90,247
Jack in the Box, Inc. (a)*                        33,287               1,304,850
Landry's Restaurants, Inc. (a)                       400                  12,980
Lodgian, Inc. (a)*                                72,940               1,039,395
Luby's, Inc. (a)*                                  7,182                  74,908
Marcus Corp.                                      34,800                 726,624
McCormick & Schmick's Seafood
   Restaurants, Inc. *                             3,735                  88,893
Mexican Restaurants, Inc. *                          944                   9,950
Nathan's Famous, Inc. *                            5,324                  71,874
Papa John's International, Inc. (a)*              28,635                 950,682
Penn National Gaming, Inc. (a)*                    5,174                 200,648
Pinnacle Entertainment, Inc. (a)*                 14,125                 432,931
Red Lion Hotels Corp. *                           32,700                 358,065
Sands Regent (a)*                                 11,607                 168,301
Speedway Motorsports, Inc.                        35,740               1,348,828
Star Buffet, Inc.                                  3,900                  30,350
Trump Entertainment Resorts, Inc. (a)*            64,281               1,295,262
Vail Resorts, Inc. (a)*                           63,650               2,361,415
                                                                   -------------
                                                                      24,341,891
RETAIL 6.5%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*             80,900                 466,793
AnnTaylor Stores Corp. (a)*                      200,589               8,701,551
Barnes & Noble, Inc. (a)                          31,090               1,134,785
Big Lots, Inc. (a)*                              122,756               2,096,672
Blair Corp.                                        2,638                  78,481
Books-A-Million, Inc.                              9,730                 162,296
Brown Shoe Co., Inc. (a)                          61,905               2,109,722
Casey's General Stores, Inc. (a)                     100                   2,501
Charming Shoppes, Inc. (a)*                      180,193               2,025,369
Circuit City Stores, Inc. (a)                     20,090                 546,850
Claire's Stores, Inc. (a)                         20,890                 532,904
Coldwater Creek, Inc. (a)*                       102,295               2,737,414
Cost-U-Less, Inc. *                                7,770                  62,782
Deb Shops, Inc.                                    2,772                  66,833
Dillard's, Inc., Class A (a)                      76,066               2,422,702
EZCORP, Inc., Class A *                           31,794               1,198,316
Factory Card & Party Outlet Corp. *                4,444                  36,219
First Cash Financial Services,
   Inc. *                                         18,388                 363,163
Genesco, Inc. *                                   70,500               2,387,835
Gottschalks, Inc. (a)*                            18,517                 120,731
Group 1 Automotive, Inc. (a)                      20,100               1,132,434
GSI Commerce, Inc. (a)*                           98,050               1,326,616
Hastings Entertainment, Inc. (a)*                 26,530                 206,934
Haverty Furniture Cos., Inc.                       8,420                 132,110
Insight Enterprises, Inc. (a)*                     5,290                 100,774
Jennifer Convertibles, Inc. *                        100                     545
Lithia Motors, Inc., Class A (a)                  46,600               1,412,912
Longs Drug Stores Corp. (a)                       95,120               4,339,374
Nutri/System, Inc. (a)*                           54,370               3,378,008
O'Reilly Automotive, Inc. (a)*                   108,358               3,379,686
PC Connection, Inc. (a)*                             100                     585
Retail Ventures, Inc. (a)*                           440                   7,841
REX Stores Corp. *                                   200                   2,870
Rush Enterprises, Inc., Class A (a)*               3,556                  64,613
Rush Enterprises, Inc., Class B *                 32,497                 549,199
Sabre Holdings Corp., Class A                    357,170               7,857,740
Shoe Carnival, Inc. *                              7,685                 183,364
Smart & Final, Inc. *                              1,180                  19,871
Sonic Automotive, Inc. (a)                        32,260                 715,527
Spartan Stores, Inc.                              65,948                 964,819
Sport Chalet, Inc., Class A *                      2,950                  24,190
Sport Chalet, Inc., Class B (a)*                     450                   3,578
Stage Stores, Inc. (a)                            58,523               1,931,259
Stamps.com, Inc. (a)*                             48,100               1,338,142
Syms Corp. *                                       1,400                  25,760
Systemax, Inc. (a)*                               19,776                 154,253
The Bon-Ton Stores, Inc. (a)                       4,724                 103,361
The Buckle, Inc.                                     400                  16,748
The Cato Corp., Class A (a)                       86,060               2,224,651
The Children's Place Retail
   Stores, Inc. (a)*                              31,562               1,895,298

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
The Dress Barn, Inc. (a)*                         16,600                 420,810
The Men's Wearhouse, Inc. (a)                      6,330                 191,799
Village Super Market, Inc., Class A                1,000                  65,370
Weis Markets, Inc. (a)                            31,490               1,297,388
Zones, Inc. *                                        300                   1,911
                                                                   -------------
                                                                      62,724,259
SOAPS & COSMETICS 0.1%
--------------------------------------------------------------------------------
CCA Industries, Inc. (a)                             570                   5,256
CPAC, Inc.                                         6,162                  34,676
Elizabeth Arden, Inc. (a)*                        32,774                 585,999
Parlux Fragrances, Inc. (a)*                      29,070                 281,688
                                                                   -------------
                                                                         907,619
SOFTWARE 6.0%
--------------------------------------------------------------------------------
American Software, Inc., Class A                  16,950                 113,904
Black Box Corp. (a)                               47,851               1,834,129
BMC Software, Inc. (a)*                          543,900              12,999,210
Cadence Design Systems, Inc. (a)*                372,942               6,395,955
Captaris, Inc. *                                   2,141                   9,956
CIBER, Inc. (a)*                                  43,910                 289,367
Computer Programs & Systems, Inc. (a)              2,013                  80,439
Computer Task Group, Inc. *                        5,095                  25,475
Compuware Corp. (a)*                             255,947               1,714,845
CSP, Inc. *                                        7,852                  56,142
Document Sciences Corp. *                            619                   3,863
Eclipsys Corp. (a)*                               59,563               1,081,664
Edgewater Technology, Inc. (a)*                   11,133                  77,263
Emdeon Corp. (a)*                                409,421               5,080,915
First American Corp.                             151,743               6,414,177
Harris Interactive, Inc. (a)*                     48,168                 274,558
Imergent, Inc. (a)*                               33,250                 432,250
Inforte Corp. (a)*                                 6,870                  32,564
Integral Systems, Inc. (a)                           348                   9,337
Intergraph Corp. *                                 8,941                 281,552
Internet Security Systems, Inc. (a)*              61,172               1,153,092
Interwoven, Inc. (a)*                              9,200                  78,936
INX, Inc. *                                          150                     900
JDA Software Group, Inc. (a)*                         24                     337
John H. Harland Co.                               13,219                 575,026
Keane, Inc. (a)*                                     300                   3,750
Lawson Software, Inc. (a)*                        82,999                 556,093
Lightbridge, Inc. *                               57,625                 746,244
Manatron, Inc. (a)*                                  698                   4,108
ManTech International Corp., Class A *            16,515                 509,653
MapInfo Corp. *                                   25,101                 327,568
Moldflow Corp. *                                  18,749                 219,551
MRO Software, Inc. (a)*                           19,096                 383,257
NetManage, Inc. *                                 22,461                 111,631
NetScout Systems, Inc. *                           4,470                  39,872
Novell, Inc. (a)*                                     16                     106
PC-Tel, Inc. *                                       850                   7,259
Perot Systems Corp., Class A *                   200,470               2,902,806
Quest Software, Inc. *                                21                     295
Radiant Systems, Inc. (a)*                        45,315                 478,979
RealNetworks, Inc. (a)*                          335,877               3,593,884
Smith Micro Software, Inc. (a)*                    4,300                  68,886
SPSS, Inc. *                                      53,200               1,709,848
Sybase, Inc. (a)*                                243,961               4,732,843
Sykes Enterprises, Inc. *                         48,799                 788,592
TechTeam Global, Inc. *                            4,989                  45,649
The TriZetto Group, Inc. (a)*                     22,772                 336,798
THQ, Inc. (a)*                                    66,276               1,431,562
Tier Technologies, Inc., Class B (a)*              1,800                  11,340
TSR, Inc.                                          4,099                  17,735
Tyler Technologies, Inc. *                         3,200                  35,840
                                                                   -------------
                                                                      58,080,005
TEXTILES & APPAREL 1.6%
--------------------------------------------------------------------------------
Albany International Corp., Class A (a)           73,101               3,098,751
Culp, Inc. (a)*                                    4,260                  20,831
Cutter & Buck, Inc.                                2,640                  30,281
Decorator Industries, Inc. (a)                     3,640                  32,323
G-III Apparel Group Ltd. (a)*                      4,306                  41,768
Guess?, Inc. *                                    10,600                 442,550
Hallwood Group, Inc. *                               717                  80,304
Hampshire Group Ltd. *                            10,430                 177,310
Hartmarx Corp. (a)*                               37,080                 222,480
Lacrosse Footwear, Inc. *                          1,360                  16,361
Phillips-Van Heusen Corp.                         84,010               3,205,822
R.G. Barry Corp. *                                 3,180                  21,465
Skechers U.S.A., Inc., Class A (a)*               61,000               1,470,710
Steven Madden Ltd.                                52,352               1,550,651
Stride Rite Corp. (a)                             97,657               1,288,096
The Gymboree Corp. *                              61,560               2,139,826
Weyco Group, Inc.                                  4,122                  95,713
Wolverine World Wide, Inc.                        48,120               1,122,640
                                                                   -------------
                                                                      15,057,882
WHOLESALE 3.2%
--------------------------------------------------------------------------------
ADDvantage Technologies Group,
   Inc. *                                         16,600                  82,502
Adesa, Inc. (a)                                   74,920               1,666,221
Agilysys, Inc.                                     1,469                  26,442
All American Semiconductor, Inc. *                 9,050                  32,580
Applied Industrial Technologies,
   Inc.                                           71,827               1,746,126
Aristotle Corp. *                                  5,497                  45,625
Arrow Electronics, Inc. (a)*                     209,671               6,751,406
Avnet, Inc. *                                    410,900               8,226,218
BlueLinx Holdings, Inc. (a)                       33,100                 431,293
Coast Distribution System, Inc.                    9,400                  81,780
Delta Apparel, Inc.                                5,370                  92,042
First Aviation Services, Inc. *                    2,600                  10,322
Huttig Building Products, Inc. (a)*               25,271                 204,695
IKON Office Solutions, Inc. (a)                    8,800                 110,880
Industrial Distribution Group,
   Inc. *                                         13,683                 120,821
Keystone Automotive Industries,
   Inc. (a)*                                      46,171               1,949,340
Lawson Products, Inc.                              3,268                 128,825
Lenox Group, Inc. *                                2,000                  14,180

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
LKQ Corp. (a)*                                    31,498                 598,462
Man Sang Holdings, Inc. *                          8,840                  44,907
NACCO Industries, Inc., Class A                   12,800               1,758,848
Nu Horizons Electronics Corp. (a)*                 4,118                  39,739
Park-Ohio Holdings Corp. (a)*                      7,500                 129,525
Tech Data Corp. *                                      1                      38
TESSCO Technologies, Inc. *                        8,400                 168,336
Traffix, Inc.                                      6,490                  34,981
Valley National Gases, Inc.                       11,800                 308,570
WESCO International, Inc. *                       94,600               6,527,400
                                                                   -------------
                                                                      31,332,104
                                                                   -------------
TOTAL COMMON STOCK
(COST $833,345,159)                                                  951,640,572
                                                                   -------------


SECURITY                                     FACE AMOUNT               VALUE
                                                 ($)                    ($)
SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

REPURCHASE AGREEMENT 0.7%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 6/30/06, due 7/3/06 at
   4.25% with a maturity value of
   $ 6,482,325 (fully
   collateralized by Federal
   National Mortgage Assoication
   Security with a value of
   $6,482,325)                                 6,480,030               6,480,030
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $6,480,030)                                                      6,480,030

END OF INVESTMENTS.

                                               NUMBER OF               VALUE
SECURITY                                        SHARES                  ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.4% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                    81,509,578              81,509,578
                                                                   -------------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $81,509,578)                                                    81,509,578

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At June 30, 2006 the tax basis cost of the fund's investments was $840,441, and the unrealized appreciation and depreciation were $138,428 and ($20,749), respectively, with a net unrealized appreciation of $117,680.

 *  Non-income producing security.

(a) All or a portion of this security is on loan.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                 COST                  VALUE
HOLDINGS BY CATEGORY                              ($)                   ($)
--------------------------------------------------------------------------------
 98.4%  COMMON STOCK                          888,926,321         1,149,443,791

  0.4%  SHORT-TERM
        INVESTMENT                              4,655,343             4,655,343

--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                     893,581,664         1,154,099,134

  7.4%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                   86,346,721            86,346,721

(6.2)%  OTHER ASSETS AND
        LIABILITIES                                                 (72,964,001)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                1,167,481,854

                                                NUMBER OF               VALUE
SECURITY                                         SHARES                  ($)
COMMON STOCK 98.4% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.6%
--------------------------------------------------------------------------------
Diedrich  Coffee, Inc. *                            8,186                 29,879
Flowers Foods, Inc. (a)                           248,034              7,103,694
J & J Snack Foods Corp.                            16,508                545,919
Lance, Inc. (a)                                   156,800              3,609,536
National Beverage Corp. (a)*                       69,800              1,001,630
Seaboard Corp.                                      4,580              5,862,400
Seneca Foods Corp., Class B *                         400                  9,394
Tasty Baking Co.                                      470                  4,418
                                                                   -------------
                                                                      18,166,870
AIRLINES 1.4%
--------------------------------------------------------------------------------
Air Methods Corp. *                                18,014                471,606
AirNet Systems, Inc. *                             38,600                114,642
Alaska Air Group, Inc. (a)*                       257,500             10,150,650
SkyWest, Inc. (a)                                 248,461              6,161,833
                                                                   -------------
                                                                      16,898,731
AUTOS 0.3%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                     82,405              2,047,764
Dorman Products, Inc. *                             8,021                 94,487
Spartan Motors, Inc.                                9,052                139,220
Strattec Security Corp. *                           2,500                124,525
Supreme Industries, Inc., Class A                  36,694                263,463
Sypris Solutions, Inc. (a)                         93,419                882,810
                                                                   -------------
                                                                       3,552,269
BANKS & CREDIT INSTITUTIONS 6.5%
--------------------------------------------------------------------------------
1st Source Corp.                                   21,936                742,095
Accredited Home Lenders Holding
   Co. (a)*                                       175,457              8,388,599
Advanta Corp., Class A                            148,677              4,875,119
American Community Bancshares,
   Inc.                                             8,100                 99,225
Anchor Bancorp Wisconsin, Inc.                     15,921                480,337
Auburn National Bancorporation,
   Inc.                                               100                  2,351
BankUnited Financial Corp., Class A               107,889              3,292,772
Berkshire Bancorp, Inc.                            20,100                328,293
Berkshire Hills Bancorp, Inc.                      15,681                556,362
Beverly Hills Bancorp, Inc.                        10,496                100,972
Blue River Bancshares, Inc. *                         100                    685
BNCCORP, Inc. *                                    10,667                136,004
BOE Financial Services of
   Virginia, Inc.                                     301                  9,615
Britton & Koontz Capital Corp.                      5,473                106,176
Brunswick Bancorp *                                   210                  2,636
Camco Financial Corp.                                 540                  7,520
Capital Crossing Bank (a)*                         26,237                645,430
Cardinal Financial Corp.                            6,666                 77,459
Carver Bancorp, Inc.                               22,600                390,980
Central Bancorp, Inc.                                 320                 10,144
Centrue Financial Corp. *                          10,100                232,401
CFS Bancorp, Inc.                                  24,352                361,384
Codorus Valley Bancorp, Inc.                          168                  3,221
Community Bank Shares of Indiana,
   Inc.                                             1,030                 22,145
Community Capital Corp.                             3,588                 77,967
Community Central Bank Corp.                          100                  1,165
Community Financial Corp.                           2,175                 50,895
Community Shores Bank Corp. *                         180                  2,248
Community West Bancshares                          11,100                173,715
Consumer Portfolio Services, Inc. *                40,312                270,494
Cooperative Bankshares, Inc. (a)                      289                  7,297
Corus Bankshares, Inc. (a)                        348,489              9,123,442
Cowlitz Bancorp *                                  36,907                592,357
Crescent Banking Co.                                1,473                 60,584
Delta Financial Corp. (a)                          91,500                901,275
Desert Community Bank                              39,358                727,509
Dollar Financial Corp. *                          112,558              2,026,044
ECB Bancorp, Inc.                                   2,089                 73,219
Elmira Savings Bank, FSB                           12,000                317,997
Federal Agricultural Mortgage
   Corp., Class C (a)                              34,590                958,143
Fidelity Bancorp, Inc.                                 60                  1,159
Fidelity Southern Corp.                             9,457                168,145
First Bancorp of Indiana, Inc.                      2,646                 49,811
First Bancshares, Inc.                             11,901                198,033
First BancTrust Corp.                              12,550                153,486
First Citizens BancShares, Inc.,
   Class A (a)                                     14,941              2,995,670
First Defiance Financial Corp. (a)                  3,262                 85,954
First Federal Bancshares of
   Arkansas, Inc.                                  14,584                330,036
First Federal Bancshares, Inc.                      1,250                 21,813
First Federal Bankshares, Inc.                      5,999                130,178
First Financial Service Corp.                         100                  3,050
First Indiana Corp.                                 2,191                 57,032
First Mariner Bancorp, Inc. *                         660                 12,738
First Place Financial Corp. (a)                    64,199              1,477,219
First Regional Bancorp (a)*                         3,400                299,200

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF               VALUE
SECURITY                                         SHARES                  ($)
First West Virginia Bancorp, Inc.                     330                  6,270
FirstFed Financial Corp. (a)*                      99,480              5,737,012
FMS Financial Corp.                                   580                  9,350
FNB Corp. of North Carolina (a)                     7,564                137,665
FNB Corp. of Virginia                                 700                 25,900
Franklin Bank Corp. (a)*                           21,392                431,904
Glen Burnie Bancorp                                   360                  6,023
Great Pee Dee Bancorp, Inc.                         1,900                 28,975
Greene County Bancshares, Inc.                        120                  3,715
GS Financial Corp.                                  8,660                155,880
Guaranty Federal Bancshares, Inc.                   3,052                 85,609
Habersham Bancorp                                  25,078                618,173
HF Financial Corp.                                 25,416                434,614
Hingham Institution for Savings                     9,400                355,132
HMN Financial, Inc.                                16,950                589,860
Horizon Bancorp                                     6,123                159,872
Integra Bank Corp.                                 14,818                322,291
Intervest Bancshares Corp. *                       50,500              2,045,250
ITLA Capital Corp.                                  7,008                368,481
Lincoln Bancorp                                     2,000                 35,700
LSB Financial Corp.                                 3,882                103,844
MASSBANK Corp.                                     12,262                401,580
Mayflower Co-operative Bank                            40                    505
Meta Financial Group, Inc.                          2,000                 43,490
MFB Corp.                                           3,400                105,774
MidWestOne Financial Group, Inc.                   22,442                432,008
National Mercantile Bancorp *                      13,770                182,866
New Hampshire Thrift Bancshares,
   Inc.                                            10,030                161,483
North Central Bancshares, Inc.                        300                 11,685
North Valley Bancorp                               12,220                212,506
Northeast Bancorp                                     100                  2,100
Northway Financial, Inc.                           14,700                521,482
Pacific Capital Bancorp (a)                       335,100             10,428,312
Park Bancorp, Inc.                                 12,608                404,654
Parkvale Financial Corp.                            1,900                 55,575
Patriot National Bancorp, Inc.                      7,490                219,719
Peoples Bancorp of North Carolina                   1,599                 41,920
Peoples Bancorp, Inc.                                 900                 18,630
Peoples BancTrust Co., Inc.                        14,700                337,953
Peoples Community Bancorp                           2,700                 53,595
Pinnacle Bancshares, Inc.                           1,640                 23,747
Pocahontas Bancorp, Inc.                           19,597                254,761
Premier Financial Bancorp, Inc. *                   2,200                 32,428
Princeton National Bancorp, Inc.                      327                 10,677
Provident Community Bancshares,
   Inc.                                               100                  1,774
Provident Financial Holdings, Inc.                 40,331              1,209,930
PSB Bancorp, Inc. *                                43,941                485,548
QCR Holdings, Inc. (a)                              8,250                142,230
Renasant Corp. (a)                                  6,000                242,100
Republic Bancorp, Inc., Class A (a)                    60                  1,236
Republic First Bancorp, Inc. *                      5,677                 77,492
Royal Bancshares of Pennsylvania                      200                  4,856
South Street Financial Corp. (a)                      393                  3,533
Southern Missouri Bancorp, Inc.                    12,548                163,124
Team Financial, Inc.                               16,178                242,670
Teche Holding Co.                                   3,900                180,375
TF Financial Corp. (a)                             10,266                296,174
Timberland Bancorp, Inc.                           20,500                640,010
United Bancshares, Inc.                            11,438                178,433
United Community Financial Corp.                   19,551                234,612
United Financial Corp.                              4,608                 98,703
United Security Bancshares, Inc. (a)                1,180                 34,904
Unity Bancorp, Inc.                                19,111                296,030
Wainwright Bank & Trust Co.                        52,305                570,121
Washington Banking Co.                              8,397                185,406
Washington Savings Bank, F.S.B. *                  12,850                110,382
Wright Express Corp. (a)*                          72,300              2,077,902
WSFS Financial Corp.                               10,114                621,505
WVS Financial Corp. (a)                               252                  4,182
                                                                   -------------
                                                                      75,942,002
BASIC MINERALS & METALS 3.7%
--------------------------------------------------------------------------------
A.M. Castle & Co. *                                 1,740                 56,115
Aleris International, Inc. *                       73,850              3,386,022
Carpenter Technology Corp. (a)                      6,000                693,000
Chaparral Steel Co. *                              27,580              1,986,312
Commercial Metals Co.                              79,972              2,055,280
CommScope, Inc. (a)*                              177,780              5,585,848
Encore Wire Corp. (a)*                            135,522              4,870,661
L.B. Foster Co., Class A *                         61,100              1,482,897
Northwest Pipe Co. *                               43,927              1,111,353
NS Group, Inc. (a)*                               177,100              9,754,668
Olympic Steel, Inc. (a)                            44,134              1,561,902
Reliance Steel & Aluminum Co.                       8,655                717,932
Ryerson Tull, Inc. (a)                            242,476              6,546,852
Superior Essex, Inc. (a)*                         120,985              3,621,081
Synalloy Corp. *                                    1,000                 12,880
Universal Stainless & Alloy
   Products, Inc. *                                 1,040                 30,441
                                                                   -------------
                                                                      43,473,244
BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Digene Corp. *                                     46,719              1,809,894
Harvard Bioscience, Inc. *                         95,329                424,214
                                                                   -------------
                                                                       2,234,108
CHEMICALS & RUBBER 1.5%
--------------------------------------------------------------------------------
A. Schulman, Inc. (a)                             354,582              8,116,382
American Pacific Corp. *                           23,274                181,537
Arch Chemicals, Inc.                              183,504              6,615,319
Bairnco Corp.                                      14,680                172,197
Hercules, Inc. *                                    9,050                138,103
ICO, Inc. *                                         9,709                 47,768
Innospec, Inc.                                     25,240                641,601
NewMarket Corp. (a)                                 1,800                 88,308
PolyOne Corp. (a)*                                 40,910                359,190
Stepan Co.                                         20,000                631,600
Westlake Chemical Corp. (a)                        10,080                300,384
                                                                   -------------
                                                                      17,292,389
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ladish Co., Inc. *                                      2                     75

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Sequa Corp., Class A (a)*                          11,030                898,945
                                                                   -------------
                                                                         899,020
COMMUNICATIONS UTILITIES 2.0%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                        67,050              1,396,651
CT Communications, Inc.                           172,300              3,940,501
D&E Communications, Inc.                           48,664                527,518
Gilat Satellite Networks Ltd. *                       790                  6,162
Golden Telecom, Inc. (a)                          146,200              3,706,170
Hector Communications Corp.                        18,670                654,197
j2 Global Communications, Inc. (a)*                46,696              1,457,849
Knology, Inc. *                                     9,461                 87,987
Playboy Enterprises, Inc., Class A *                2,120                 20,204
Playboy Enterprises, Inc., Class B (a)*           175,310              1,749,594
RCN Corp. *                                        97,848              2,439,351
The Knot, Inc. *                                   62,315              1,304,253
United Online, Inc. (a)                           312,245              3,746,940
Vignette Corp. (a)*                               160,126              2,334,637
                                                                   -------------
                                                                      23,372,014
CONSTRUCTION & HOMEBUILDING 2.2%
--------------------------------------------------------------------------------
Brookfield Homes Corp. (a)                        125,759              4,143,759
Cavalier Homes, Inc. (a)*                          10,050                 53,265
Cavco Industries, Inc. *                              590                 26,220
Granite Construction, Inc. (a)                    346,300             15,677,001
MasTec, Inc. (a)*                                  57,340                757,461
Meadow Valley Corp. *                              20,044                229,504
Perini Corp. *                                    227,280              5,113,800
Skyline Corp.                                         290                 12,406
                                                                   -------------
                                                                      26,013,416
CONSTRUCTION MATERIALS 0.5%
--------------------------------------------------------------------------------
Ameron International Corp. (a)                     52,200              3,498,444
Continental Materials Corp. (a)*                    6,600                178,860
Oil-Dri Corp. of America                            6,780                133,566
Patrick Industries, Inc. *                          7,274                 82,378
Rock of Ages Corp.                                 45,217                219,303
U.S. Concrete, Inc. *                             208,102              2,299,527
                                                                   -------------
                                                                      6,412,078
CONSUMER DURABLES 0.1%
--------------------------------------------------------------------------------
Universal Electronics, Inc. *                      84,584              1,497,983

DRUGS & PHARMACEUTICALS 1.1%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                           397,270              9,550,371
E-Z-EM, Inc. *                                     89,960              1,223,456
Matrixx Initiatives, Inc. (a)*                     12,411                193,115
Natural Alternative International,
   Inc. *                                           7,217                 77,366
Polydex Pharmaceuticals Ltd. (a)*                   1,652                 15,107
Schiff Nutrition International,
   Inc. *                                         120,000                801,600
Sciele Pharma, Inc. (a)*                               62                  1,438
ViroPharma, Inc. (a)*                              62,051                534,880
                                                                   -------------
                                                                      12,397,333
ELECTRIC UTILITIES 2.0%
--------------------------------------------------------------------------------
CH Energy Group, Inc.                             148,449              7,125,552
Duquesne Light Holdings, Inc. (a)                 423,790              6,967,108
Green Mountain Power Corp.                         13,800                469,062
UIL Holdings Corp.                                137,800              7,756,762
Unisource Energy Corp.                             44,140              1,374,961
Unitil Corp.                                          200                  4,812
                                                                   -------------
                                                                      23,698,257
FINANCIAL INVESTMENTS 1.3%
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                  57,235              1,538,477
Ampal-American Israel Corp., Class A *                100                    500
California First National Bancorp                  36,431                517,320
Electro Rent Corp. (a)*                            39,645                635,113
ePlus, Inc. *                                      39,279                445,031
G-III Apparel Group Ltd. *                         19,731                191,391
Jackson Hewitt Tax Service, Inc.                  283,389              8,884,245
Municipal Mortgage & Equity, L.L.C                  9,650                262,094
PICO Holdings, Inc. (a)*                           32,322              1,042,385
SRS Labs, Inc. *                                   32,260                160,977
The Enstar Group, Inc. (a)*                           340                 31,345
Universal Compression Holdings,
   Inc. *                                          17,250              1,086,232
UTEK Corp.                                            400                  8,020
Willis Lease Finance Corp. *                       77,928                734,082
                                                                   -------------
                                                                      15,537,212
FOREST PRODUCTS & PAPER 1.8%
--------------------------------------------------------------------------------
Cenveo, Inc. (a)*                                 446,142              8,008,249
CSS Industries, Inc. (a)                            3,000                 86,250
Lydall, Inc. *                                      6,840                 63,065
Mod-Pac Corp. *                                       529                  5,263
Nashua Corp. *                                      2,410                 16,557
Universal Forest Products, Inc.                   201,730             12,654,523
                                                                   -------------
                                                                      20,833,907
FURNITURE & HOUSEHOLD ITEMS 3.3%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                           1,040                  5,512
Acuity Brands, Inc.                               106,740              4,153,253
Aldila, Inc.                                       38,429                973,022
American Biltrite, Inc. *                          19,310                201,210
Bassett Furniture Industries, Inc. (a)            103,716              1,919,783
Callaway Golf Co.                                 107,090              1,391,099
Channell Commercial Corp. *                         3,197                 10,550
Chase Corp.                                         8,700                128,760
Chromcraft Revington, Inc. *                       12,200                142,130
Communications Systems, Inc.                       59,900                613,376
Cybex International, Inc. *                        27,580                178,994
Ethan Allen Interiors, Inc. (a)                    40,412              1,477,059
Flexsteel Industries, Inc.                         20,710                269,230
Genlyte Group, Inc. (a)*                          130,400              9,444,872
Griffon Corp. (a)*                                184,054              4,803,809
JAKKS Pacific, Inc. (a)*                          189,186              3,800,747
Kimball International, Inc., Class B                2,141                 42,199
La-Z-Boy, Inc. (a)                                106,510              1,491,140

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Movado Group, Inc. (a)                            167,300              3,839,535
National Presto Industries, Inc. (a)               11,000                575,080
Preformed Line Products Co. (a)                       965                 36,574
Steelcase Inc., Class A (a)                        49,733                818,108
Summa Industries                                    2,600                 25,610
West Pharmaceutical Services, Inc. (a)             67,873              2,462,433
                                                                   -------------
                                                                      38,804,085
GAS & OTHER PUBLIC UTILITIES 0.4%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A                   3,255                 93,939
California Water Service Group (a)                  8,830                315,584
Casella Waste Systems, Inc., Class A *             25,582                334,868
Delta Natural Gas Co., Inc.                           499                 12,231
Energy West, Inc.                                     360                  3,247
Florida Public Utilites Co.                           600                  7,554
Industrial Services of America,
   Inc. *                                             105                    604
Nicor, Inc. (a)                                       300                 12,450
RGC Resources, Inc.                                 2,500                 62,813
SJW Corp.                                          25,000                636,250
The Laclede Group, Inc. (a)                        69,300              2,381,148
Waste Industries USA, Inc.                         24,994                566,864
                                                                   -------------
                                                                       4,427,552
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
--------------------------------------------------------------------------------
Herley Industries, Inc. *                              18                    202
Todd Shipyards Corp.                               46,680              1,073,640
                                                                   -------------
                                                                       1,073,842
HEALTH CARE & HOSPITAL 1.4%
--------------------------------------------------------------------------------
Allied Healthcare International,
   Inc. (a)*                                      164,317                440,370
Almost Family, Inc. *                              18,600                446,400
American Shared Hospital Services                  47,400                289,614
Five Star Quality Care, Inc. *                    107,113              1,185,741
Genesis HealthCare Corp. *                        185,815              8,802,056
Gentiva Health Services, Inc. *                     3,678                 58,958
IntegraMed America, Inc. *                          8,337                 82,951
MEDTOX Scientific, Inc. *                           8,062                 74,977
National Dentex Corp. *                            56,400              1,308,480
National Healthcare Corp.                          12,059                537,228
National Home Health Care Corp.                    63,292                626,591
NovaMed, Inc. (a)*                                  2,680                 18,090
Pediatric Services of America,
   Inc. *                                          45,714                570,511
Pediatrix Medical Group, Inc. *                       840                 38,052
Res-Care, Inc. *                                   77,483              1,549,660
                                                                   -------------
                                                                      16,029,679
INFORMATION & SERVICES 6.2%
--------------------------------------------------------------------------------
Ablest, Inc. *                                      2,560                 21,760
Bioanalytical Systems, Inc. *                      10,400                 75,920
Carriage Services, Inc. (a)*                      135,000                619,650
CBIZ, Inc. (a)*                                   506,713              3,754,743
CDI Corp. (a)                                     116,700              3,384,300
CPI Corp.                                             180                  5,526
Devcon International Corp. *                          870                  5,524
Ecology & Environment, Inc.                        25,210                252,856
Exponent, Inc. *                                  105,200              1,777,880
Forrester Research, Inc. *                         26,291                735,622
Franklin Covey Co. *                              178,850              1,323,490
Gartner, Inc., Class A *                          101,740              1,444,708
ICT Group, Inc. (a)*                               44,667              1,095,682
Kelly Services, Inc., Class A (a)                 223,895              6,083,227
Kendle International, Inc. (a)*                   143,100              5,256,063
Kforce, Inc. *                                      7,820                121,132
Layne Christensen Co. (a)*                         56,162              1,592,193
Mac-Gray Corp. (a)*                                19,320                238,602
Metal Management, Inc.                            110,996              3,398,698
Michael Baker Corp. *                              65,390              1,418,963
Monro Muffler Brake, Inc. (a)                      93,620              3,048,267
MPS Group, Inc. *                                 824,508             12,417,090
National Technical Systems, Inc. *                  9,626                 63,532
NCO Group, Inc. (a)*                              233,224              6,166,443
Nobel Learning Communities, Inc. *                  4,980                 50,422
Opinion Research Corp. *                           63,216                385,934
Parexel International Corp. *                     129,759              3,743,547
PDI, Inc. *                                           100                  1,439
RCM Technologies, Inc. *                           91,523                459,445
Schnitzer Steel Industries, Inc.,
   Class A (a)                                    154,310              5,474,919
Security National Financial Corp.,
   Class A *                                       36,588                157,328
Silverleaf Resorts, Inc. *                          1,940                  7,159
Spherion Corp. *                                  312,413              2,849,207
SRI/Surgical Express, Inc. *                        3,322                 20,762
TeleTech Holdings, Inc. (a)*                      332,800              4,213,248
Vertrue, Inc. *                                         5                    215
Volt Information Sciences, Inc. (a)*                8,280                385,848
VSE Corp.                                           8,441                251,289
Westaff, Inc. *                                       100                    424
                                                                   -------------
                                                                      72,303,057
INSTRUMENTS 6.1%
--------------------------------------------------------------------------------
Allied Healthcare Products, Inc. *                 78,652                456,182
Armor Holdings, Inc. *                             26,269              1,440,329
Arthrocare Corp. (a)*                             139,167              5,846,406
Atrion Corp.                                       12,370                878,146
Badger Meter, Inc. (a)                              7,080                191,160
Bio-Rad Laboratories, Inc., Class A (a)*           13,870                900,718
Bruker BioSciences Corp. (a)*                      10,590                 56,762
Candela Corp. (a)*                                 68,259              1,082,588
Checkpoint Systems, Inc. (a)*                     382,540              8,496,213
Coherent, Inc. *                                    1,726                 58,218
Datascope Corp.                                   145,114              4,475,316
DJ Orthopedics, Inc. (a)*                         203,580              7,497,851
Encore Medical Corp. *                              3,483                 16,753
Escalon Medical Corp. (a)*                            395                  1,995
Esterline Technologies Corp. (a)*                 129,720              5,395,055
Frequency Electronics, Inc.                         1,960                 25,441
Haemonetics Corp. *                               239,700             11,148,447
Iridex Corp. *                                     30,125                294,924

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF             VALUE
SECURITY                                         SHARES                ($)
K-Tron International, Inc. *                       25,210              1,285,710
Kewaunee Scientific Corp.                          25,868                229,449
LeCroy Corp. (a)*                                  31,811                456,488
LifeCell Corp. (a)*                                34,487              1,066,338
Meridian Bioscience, Inc.                          96,014              2,395,549
Mesa Laboratories, Inc.                             1,700                 26,350
Misonix, Inc. *                                    53,922                261,522
Molecular Devices Corp. (a)*                       33,876              1,035,251
New Brunswick Scientific Co., Inc. *               50,938                409,032
O.I. Corp.                                         29,264                367,995
Oakley, Inc. (a)                                   64,170              1,081,264
OSI Systems, Inc. (a)*                             96,589              1,716,386
OYO Geospace Corp. *                                2,645                151,056
Palomar Medical Technologies, Inc. (a)*            82,515              3,765,159
Perceptron, Inc. *                                 64,037                516,138
Schmitt Industries, Inc. *                          6,508                 48,485
Span-America Medical Systems, Inc.                 27,300                297,570
The Spectranetics Corp. (a)*                       63,837                684,333
Viasys Healthcare, Inc. (a)*                      273,560              7,003,136
Vicon Industries, Inc. *                           35,120                 98,336
ZEVEX International, Inc. (a)*                     25,725                416,745
                                                                   -------------
                                                                      71,574,796
INSURANCE 5.5%
--------------------------------------------------------------------------------
Ambassadors International, Inc. (a)                 2,256                 52,452
American National Insurance Co.                     4,430                574,660
American Physicians Service Group,
   Inc.                                            22,300                326,695
American Safety Insurance Holdings
   Ltd. *                                          76,900              1,268,850
Argonaut Group, Inc. *                             53,751              1,614,680
Capital Title Group, Inc.                          50,024                368,677
Delphi Financial Group, Inc.,
   Class A                                        358,125             13,021,425
FBL Financial Group, Inc., Class A                 42,500              1,377,000
FPIC Insurance Group, Inc. (a)*                    83,400              3,231,750
Great American Financial
   Resources, Inc.                                 84,200              1,762,306
Horace Mann Educators Corp.                       324,699              5,503,648
Kansas City Life Insurance Co.                     38,701              1,632,021
LandAmerica Financial Group, Inc.                     469                 30,297
Max Re Capital Ltd.                               354,423              7,740,598
Meadowbrook Insurance Group, Inc. *                26,950                224,224
Mercer Insurance Group, Inc.                       18,157                340,081
Merchants Group, Inc.                              11,170                341,132
National Western Life Insurance
   Co., Class A *                                  24,363              5,838,593
NYMAGIC, Inc.                                      29,070                844,484
Odyssey Re Holdings Corp.                             100                  2,635
Ohio Casualty Corp. (a)                            57,171              1,699,694
Presidential Life Corp.                            64,311              1,580,764
RTW, Inc. (a)*                                     41,410                455,096
Scottish Re Group Ltd. (a)                        359,450              5,995,626
SCPIE Holdings, Inc. *                              4,300                 99,975
Selective Insurance Group, Inc. (a)                95,013              5,308,376
State Auto Financial Corp. (a)                      5,923                192,734
The Midland Co.                                    13,926                528,910
Unico American Corp. *                             50,686                541,833
United America Indemnity Ltd.,
   Class A *                                       30,370                632,911
Wesco Financial Corp.                               3,500              1,333,500
                                                                   -------------
                                                                      64,465,627
IT HARDWARE 7.6%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. (a)*             253,290              3,353,560
American Technical Ceramics Corp. *                   100                  1,320
Amkor Technology, Inc. *                          157,514              1,490,082
Amtech Systems, Inc. *                             29,100                202,827
Anaren, Inc. (a)*                                  18,056                369,967
Arris Group, Inc. (a)*                            866,834             11,372,862
BTU International, Inc. *                             834                 11,317
CalAmp Corp. *                                     48,870                434,454
Cobra Electronics Corp.                            63,985                603,379
Comarco, Inc. *                                     5,316                 53,107
CTS Corp.                                          12,920                192,379
Cymer, Inc. (a)*                                   11,677                542,513
DSP Group, Inc. (a)*                              220,449              5,478,158
EMS Technologies, Inc. *                          131,819              2,368,787
Espey Manufacturing & Electronics
   Corp.                                           21,600                360,720
Exar Corp. (a)*                                   277,963              3,688,569
Glenayre Technologies, Inc. (a)*                   23,667                 62,481
Globecomm Systems, Inc. (a)*                       50,780                378,311
Imation Corp.                                     262,260             10,765,773
IXYS Corp. (a)*                                    85,589                821,654
Kulicke & Soffa Industries, Inc. (a)*              96,455                714,732
Merrimac Industries, Inc. *                        34,300                338,198
Microsemi Corp. (a)*                               45,093              1,099,367
MKS Instruments, Inc. *                             4,999                100,580
ON Semiconductor Corp. (a)*                     1,040,640              6,118,963
Orbital Sciences Corp. *                           40,870                659,642
Park Electrochemical Corp.                         15,413                396,885
Plexus Corp. *                                    306,499             10,485,331
Powerwave Technologies, Inc. (a)*                  10,791                 98,414
Semitool, Inc. (a)*                               104,566                943,185
Sigmatron International, Inc. *                     6,283                 52,840
Sirenza Microdevices, Inc. *                      234,571              2,847,692
SonicWALL, Inc. (a)*                              435,877              3,918,534
Spectrum Control, Inc. *                           95,516                883,523
Standard Microsystems Corp. (a)*                   79,828              1,742,645
Stratos International, Inc. *                      76,485                523,922
Sycamore Networks, Inc. (a)*                      446,849              1,814,207
Symmetricom, Inc. (a)*                             22,583                159,662
Technitrol, Inc. (a)                              249,600              5,778,240
Trident Microsystems, Inc. (a)*                   321,778              6,107,347
Vicor Corp.                                         1,576                 26,114

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF             VALUE
SECURITY                                         SHARES                ($)
Vodavi Technology, Inc. *                           1,912                 10,956
White Electronic Designs Corp. *                   29,860                151,689
Zoran Corp. (a)*                                   33,347                811,666
                                                                   -------------
                                                                      88,336,554
LAND & WATER TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Arkansas Best Corp. (a)                            63,564              3,191,548
B & H Ocean Carriers Ltd. (a)*                     10,410                187,380
Celadon Group, Inc. *                              66,357              1,462,508
EGL, Inc. (a)*                                    305,478             15,334,996
HUB Group, Inc., Class A *                         15,600                382,668
Isramco, Inc. *                                    10,725                173,852
Marten Transport Ltd. *                            11,305                245,771
Swift Transportation Co., Inc. (a)*                45,961              1,459,721
USA Truck, Inc. (a)*                               14,897                265,465
Werner Enterprises, Inc. (a)                          400                  8,108
                                                                   -------------
                                                                      22,712,017
MAINFRAME & MINICOMPUTERS 0.0%
--------------------------------------------------------------------------------
Neoware Systems, Inc. (a)*                             10                    123

METAL PRODUCTS & MACHINERY 5.9%
--------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                 44,926                239,456
Ampco-Pittsburgh Corp.                              1,120                 32,088
Astec Industries, Inc. *                           22,360                762,923
Bonso Electronic International,
   Inc.                                            51,296                210,314
Chicago Rivet & Machine Co.                         5,110                117,530
CompX International, Inc.                           3,210                 57,459
Eastern Co.                                           900                 18,585
Electro Scientific Industries,
   Inc. *                                             200                  3,598
EnerSys (a)*                                       16,548                345,853
EnPro Industries, Inc. *                          209,137              7,027,003
Evans & Sutherland Computer Corp. *                68,301                341,505
Gehl Co. *                                         22,366                571,004
Gerber Scientific, Inc. *                         110,840              1,442,028
Hardinge, Inc.                                     85,092              1,314,671
International Aluminum Corp.                       37,100              1,409,800
Kadant, Inc. (a)*                                  25,760                592,480
Kennametal, Inc.                                  213,520             13,291,620
Lennox International, Inc.                        509,700             13,496,856
Material Sciences Corp. *                           2,820                 25,465
Mestek, Inc. (a)*                                   1,800                 29,880
Middleby Corp. *                                    9,871                854,434
NN, Inc.                                            9,761                120,548
P & F Industries, Inc. *                            9,350                114,538
Q.E.P. Co., Inc. *                                  9,288                 72,911
Regal Beloit Corp.                                239,960             10,594,234
Robbins & Myers, Inc. (a)                          10,550                275,777
Rofin-Sinar Technologies, Inc. (a)*                     2                    115
SL Industries, Inc. *                              35,600                576,008
Standex International Corp.                        87,930              2,668,675
Tech/Ops Sevcon, Inc.                                 300                  1,896
The Oilgear Co. *                                     300                  3,969
Twin Disc, Inc. (a)                                63,000              1,928,430
Veeco Instruments, Inc. (a)*                       98,640              2,351,578
Velcro Industries N.V.                                875                 12,241
Woodward Governor Co.                             253,722              7,741,058
                                                                   -------------
                                                                      68,646,530
MISCELLANEOUS FINANCE 1.3%
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Class A *             703,373             10,712,371
Piper Jaffray Cos. *                               17,030              1,042,406
SWS Group, Inc.                                   123,219              2,972,042
                                                                   -------------
                                                                      14,726,819
OIL & COAL RESOURCES 1.7%
--------------------------------------------------------------------------------
Bois d'Arc Energy, Inc. (a)*                       63,600              1,047,492
Callon Petroleum Co. *                             64,390              1,245,303
Foundation Coal Holdings, Inc.                        798                 37,450
Petrohawk Energy Corp. (a)*                       592,644              7,467,314
Prime-Energy, Inc. *                                6,800                523,260
Swift Energy Co. (a)*                             114,040              4,895,737
Teton Energy Corp. *                               49,550                283,921
W&T Offshore, Inc. (a)                            109,900              4,274,011
Whiting Petroleum Corp. (a)*                        7,311                306,112
                                                                   -------------
                                                                      20,080,600
OIL DISTRIBUTION 0.1%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                     11,550                378,378
Giant Industries, Inc. *                           11,810                785,955
                                                                   -------------
                                                                       1,164,333
OIL DRILLING & SERVICES 5.0%
--------------------------------------------------------------------------------
Atwood Oceanics, Inc. (a)*                            140                  6,944
Dawson Geophysical Co. (a)*                        54,968              1,691,366
Lufkin Industries, Inc.                            68,546              4,073,689
NATCO Group, Inc., Class A *                      153,900              6,186,780
Oceaneering International, Inc. *                  61,000              2,796,850
Oil States International, Inc. (a)*               109,300              3,746,804
Superior Energy Services, Inc. *                   59,990              2,033,661
Tetra Technologies, Inc. (a)*                     108,390              3,283,133
Todco, Class A (a)*                               353,618             14,445,295
Veritas DGC, Inc. (a)*                            345,100             17,800,258
W-H Energy Services, Inc. (a)*                     34,100              1,733,303
                                                                   -------------
                                                                      57,798,083
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.7%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc.,
   Class A *                                       36,190                195,426
Brocade Communications Systems,
   Inc. *                                           2,490                 15,288
Electronics for Imaging, Inc. *                   118,525              2,474,802
Hypercom Corp. *                                  403,450              3,772,257
Interphase Corp. *                                    400                  2,312
Key Tronic Corp. *                                 16,280                 63,655
LaserCard Corp. (a)*                                  865                 11,323
M-Systems Flash Disk Pioneers Ltd. (a)*            22,687                672,216
Printronix, Inc.                                   67,977                910,892
                                                                   -------------
                                                                      8,118,171
PUBLISHING, BROADCASTING & CINEMA 1.0%
--------------------------------------------------------------------------------
Banta Corp.                                         2,600                120,458
Champion Industries, Inc.                          20,690                172,554
Emak Worldwide, Inc. (a)*                          11,175                 54,087
Media General, Inc., Class A (a)                  201,830              8,454,659
Regent Communications, Inc. (a)*                   30,179                123,432
Source Interlink Cos., Inc. (a)*                  190,312              2,264,713

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF             VALUE
SECURITY                                          SHARES               ($)
Tufco Technologies, Inc. *                         17,915                125,942
World Wrestling Entertainment,
   Inc.                                                20                    338
                                                                   -------------
                                                                      11,316,183
REAL ESTATE DEVELOPMENT 0.5%
--------------------------------------------------------------------------------
AMREP Corp. *                                      34,825              1,891,694
Avatar Holdings, Inc. (a)*                         30,176              1,719,127
ILX Resorts, Inc.                                  28,300                265,454
J.W. Mays, Inc. *                                  17,100                310,365
Patriot Transportation Holding,
   Inc. *                                           4,236                367,600
Stewart Enterprises, Inc., Class A (a)             55,850                321,137
Tarragon Corp. (a)                                 13,206                182,903
United Capital Corp. (a)*                           7,750                205,375
                                                                   -------------
                                                                       5,263,655
REAL ESTATE INVESTMENT TRUSTS 3.9%
--------------------------------------------------------------------------------
Ashford Hospitality Trust (a)                     447,493              5,647,362
Associated Estates Realty Corp.                     1,910                 23,684
Commercial Net Lease Realty (a)                   109,010              2,174,749
Correctional Properties Trust                      49,700              1,230,075
Eagle Hospitality Properties
   Trust, Inc. (a)                                  4,560                 43,913
Extra Space Storage, Inc.                             100                  1,624
Gladstone Commercial Corp.                          3,560                 66,786
Glenborough Realty Trust, Inc. (a)                  2,070                 44,588
Highland Hospitality Corp.                        461,320              6,495,386
LaSalle Hotel Properties                           54,900              2,541,870
LTC Properties, Inc. (a)                          187,670              4,194,424
Mission West Properties, Inc.                     107,590              1,192,097
Monmouth Capital Corp.                                930                  4,975
National Health Investors, Inc.                   197,370              5,307,279
National Health Realty, Inc. (a)                   10,200                193,290
One Liberty Properties, Inc.                       17,160                326,040
Presidential Realty Corp., Class B                    650                  4,404
Strategic Hotel & Resorts, Inc. (a)               296,090              6,140,907
Sunstone Hotel Investors, Inc.                    215,151              6,252,288
Supertel Hospitality, Inc.                            580                  3,770
Windrose Medical Properties Trust                 160,890              2,348,994
Winston Hotels, Inc.                               14,530                177,992
Winthrop Realty Trust *                           255,720              1,518,977
                                                                   -------------
                                                                      45,935,474
RESTAURANTS, HOTELS & THEATERS 2.1%
--------------------------------------------------------------------------------
Ark Restaurants Corp.                              34,814                981,059
Benihana, Inc. *                                   10,604                288,747
Bob Evans Farms, Inc.                             101,709              3,052,287
Dover Downs Gaming &
   Entertainment, Inc.                                225                  4,419
Dover Motorsports, Inc.                             6,460                 37,920
Frisch's Restaurants, Inc.                         26,900                638,337
Interstate Hotels & Resorts, Inc. *               196,260              1,823,255
Isle of Capri Casinos, Inc. (a)*                   84,597              2,169,913
J. Alexander's Corp.                               28,530                243,361
Jack in the Box, Inc. *                            54,930              2,153,256
Lodgian, Inc. *                                   215,960              3,077,430
Marcus Corp.                                       48,530              1,013,306
Max & Erma's Restaurants, Inc. *                    4,223                 35,473
McCormick & Schmick's Seafood
   Restaurants, Inc. *                              5,626                133,899
Nathan's Famous, Inc. *                            35,277                476,240
Papa John's International, Inc. (a)*               64,600              2,144,720
Pinnacle Entertainment, Inc. *                     84,740              2,597,281
Red Lion Hotels Corp. *                               570                  6,242
Sands Regent *                                     34,058                493,841
Speedway Motorsports, Inc.                          3,760                141,902
Star Buffet, Inc.                                   8,123                 63,213
Trump Entertainment Resorts, Inc. *                13,620                274,443
Vail Resorts, Inc. (a)*                            76,200              2,827,020
                                                                   -------------
                                                                      24,677,564
RETAIL 5.3%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*             259,953              1,499,929
Big Lots, Inc. *                                   10,670                182,244
Blair Corp.                                        15,070                448,333
Books-A-Million, Inc. (a)                          32,610                543,935
Charming Shoppes, Inc. (a)*                       885,605              9,954,200
Cost-U-Less, Inc. *                                38,049                307,436
EZCORP, Inc., Class A *                           107,491              4,051,336
Factory Card & Party Outlet Corp. *                 4,445                 36,227
Gottschalks, Inc. *                                34,380                224,158
Group 1 Automotive, Inc.                          132,470              7,463,360
GSI Commerce, Inc. (a)*                           267,905              3,624,755
Hastings Entertainment, Inc. *                     62,260                485,628
Jennifer Convertibles, Inc. *                       8,230                 44,854
Lithia Motors, Inc., Class A                      129,838              3,936,688
Longs Drug Stores Corp.                           148,770              6,786,887
Nutri/System, Inc. (a)*                            32,816              2,038,858
Retail Ventures, Inc. (a)*                         72,210              1,286,782
REX Stores Corp. *                                 47,400                680,190
Rush Enterprises, Inc., Class A (a)*                6,000                109,020
Rush Enterprises, Inc., Class B *                  12,100                204,490
Shoe Carnival, Inc. *                                 421                 10,045
Spartan Stores, Inc.                               16,294                238,381
Sport Chalet, Inc., Class A *                      61,315                502,783
Sport Chalet, Inc., Class B *                       4,499                 35,767
Stage Stores, Inc. (a)                            257,104              8,484,432
Stamps.com, Inc. (a)*                             135,094              3,758,315
Systemax, Inc. *                                   37,588                293,186
The Bon-Ton Stores, Inc. (a)                        6,121                133,927
The Children's Place Retail
   Stores, Inc. (a)*                               35,947              2,158,617
The Dress Barn, Inc. (a)*                           5,806                147,182
Village Super Market, Inc., Class A                17,092              1,117,304
Weis Markets, Inc. (a)                             33,900              1,396,680
                                                                   -------------
                                                                      62,185,929
SOAPS & COSMETICS 0.4%
--------------------------------------------------------------------------------
Cascade International, Inc. (a)*                   39,200                     --

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF             VALUE
SECURITY                                         SHARES                ($)
CPAC, Inc.                                         35,810                201,517
Elizabeth Arden, Inc. (a)*                        189,605              3,390,137
Parlux Fragrances, Inc. (a)*                      168,766              1,635,343
                                                                   -------------
                                                                       5,226,997
SOFTWARE 6.9%
--------------------------------------------------------------------------------
American Software, Inc., Class A                  221,600              1,489,152
Ansoft Corp. (a)*                                   6,024                123,372
Black Box Corp.                                   168,550              6,460,521
Captaris, Inc. *                                   10,100                 46,965
CIBER, Inc. (a)*                                   50,190                330,752
Computer Task Group, Inc. (a)*                     52,658                263,290
CSP, Inc. *                                        19,892                142,228
Eclipsys Corp. (a)*                               175,624              3,189,332
Edgewater Technology, Inc. *                      111,194                771,686
EuroWeb International Corp. (a)*                    4,178                 10,654
Harris Interactive, Inc. *                        115,731                659,667
Imergent, Inc. (a)*                                90,536              1,176,968
Informatica Corp. (a)*                             11,126                146,418
Inforte Corp. *                                    15,630                 74,086
Intergraph Corp. *                                 52,803              1,662,766
Interwoven, Inc. (a)*                              18,238                156,482
INX, Inc. *                                         1,110                  6,660
JDA Software Group, Inc. (a)*                     111,932              1,570,406
Lawson Software, Inc. (a)*                        369,878              2,478,183
Lightbridge, Inc. *                                79,915              1,034,899
Manatron, Inc. *                                   26,371                155,220
ManTech International Corp., Class A *             71,906              2,219,019
MapInfo Corp. *                                    55,357                722,409
Mentor Graphics Corp. (a)*                        674,800              8,758,904
Moldflow Corp. *                                  119,890              1,403,912
MRO Software, Inc. *                               61,152              1,227,321
Ness Technologies, Inc. (a)*                       20,007                215,075
NetManage, Inc. *                                  97,697                485,554
NetScout Systems, Inc. (a)*                        18,471                164,761
Omtool Ltd. *                                       1,004                  4,630
PC-Tel, Inc. *                                     12,277                104,846
PDF Solutions, Inc. (a)*                           32,629                404,926
Perot Systems Corp., Class A (a)*                 715,100             10,354,648
Quest Software, Inc. (a)*                         253,833              3,563,815
Radiant Systems, Inc. (a)*                        168,235              1,778,244
RealNetworks, Inc. (a)*                           810,860              8,676,202
Smith Micro Software, Inc. *                       15,000                240,300
SPSS, Inc. *                                      122,659              3,942,260
Stellent, Inc. (a)                                 45,365                433,236
Sybase, Inc. (a)*                                  24,770                480,538
Sykes Enterprises, Inc. *                         306,831              4,958,389
TechTeam Global, Inc. *                            76,940                704,001
The TriZetto Group, Inc. (a)*                     397,068              5,872,636
TheStreet.com, Inc.                                   300                  3,846
Tier Technologies, Inc., Class B (a)*             170,900              1,076,670
Tripos, Inc. *                                        430                    933
TSR, Inc.                                          51,100                221,099
Tyler Technologies, Inc. (a)*                       1,300                 14,560
webMethods, Inc. *                                 66,677                658,102
                                                                   -------------
                                                                      80,640,543
TEXTILES & APPAREL 2.4%
--------------------------------------------------------------------------------
Albany International Corp., Class A (a)           224,311              9,508,543
Culp, Inc. *                                       38,280                187,189
Cutter & Buck, Inc.                                 6,624                 75,977
Decorator Industries, Inc. (a)                        710                  6,305
Hallwood Group, Inc. *                             10,270              1,150,240
Hampshire Group Ltd. *                             68,212              1,159,604
Hartmarx Corp. *                                      200                  1,200
Lacrosse Footwear, Inc. *                           1,188                 14,292
Phillips-Van Heusen Corp.                         235,900              9,001,944
R.G. Barry Corp. *                                  1,120                  7,560
Skechers U.S.A., Inc., Class A (a)*                71,390              1,721,213
Stride Rite Corp.                                  14,720                194,157
The Gymboree Corp. (a)*                           134,107              4,661,559
Weyco Group, Inc.                                   1,673                 38,847
                                                                   -------------
                                                                      27,728,630
WHOLESALE 2.4%
--------------------------------------------------------------------------------
Agilysys, Inc. (a)                                  9,603                172,854
All American Semiconductor, Inc. *                 36,412                131,083
Anixter International, Inc. *                         300                 14,238
Applied Industrial Technologies,
   Inc.                                            16,365                397,845
Aristotle Corp. *                                  16,924                140,469
Bell Microproducts, Inc. (a)*                       1,432                  7,762
BlueLinx Holdings, Inc.                            97,020              1,264,171
Brown Shoe Co., Inc.                              285,870              9,742,450
Coast Distribution System, Inc.                    28,890                251,343
Delta Apparel, Inc.                                44,760                767,186
First Aviation Services, Inc. *                     8,100                 32,157
Huttig Building Products, Inc. (a)*                23,260                188,406
IKON Office Solutions, Inc. (a)                   164,810              2,076,606
Industrial Distribution Group,
   Inc. *                                          97,800                863,574
Keystone Automotive Industries,
   Inc. *                                          69,705              2,942,945
Lawson Products, Inc.                               1,000                 39,420
Lenox Group, Inc. *                               103,010                730,341
LKQ Corp. (a)*                                      6,500                123,500
Man Sang Holdings, Inc. *                             200                  1,016
NACCO Industries, Inc., Class A                    47,820              6,570,946
Nu Horizons Electronics Corp. *                    40,590                391,694
TESSCO Technologies, Inc. *                        28,671                574,567
Traffix, Inc.                                       1,160                  6,252
Valley National Gases, Inc.                        13,600                355,640
Watsco, Inc., Class B                               3,300                199,650
                                                                   -------------
                                                                      27,986,115
TOTAL COMMON STOCK
(COST $888,926,321)                                                1,149,443,791
                                                                   -------------

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                              FACE AMOUNT              VALUE
SECURITY                                          ($)                   ($)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

REPURCHASE AGREEMENT 0.4%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 6/30/06, due 7/3/06 at
   4.25% with a maturity value of
   $4,656,992 (fully
   collateralized by Federal
   National Mortgage Association
   with a value of $4,750,377)                  4,655,343              4,655,343
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $4,655,343)                                                      4,655,343

END OF INVESTMENTS.

                                                NUMBER OF             VALUE
SECURITY                                         SHARES                ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 7.4% OF NET ASSETS

State Street Navigtor Security
   Lending Prime Portoflio                     86,346,721             86,346,721
                                                                   -------------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $86,346,721)                                                    86,346,721

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At June 30, 2006 the tax basis cost of the fund's investments was $894,528,136 and the unrealized gains and losses were $287,108,721 and ($27,537,723), respectively, with a net unrealized appreciation of $259,570,998.

 *  Non-income producing security.

(a) All or a portion of this security is on loan.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                      ($)             ($)
--------------------------------------------------------------------------------
 88.8%  COMMON STOCK                                  62,898,749      67,729,868

  9.9%  SHORT-TERM INVESTMENT                          7,510,711       7,510,711
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                             70,409,460      75,240,579

  1.3%  OTHER ASSETS AND LIABILITIES                                     995,230
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    76,235,809

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
COMMON STOCK 88.8% OF NET ASSETS

AUSTRALIA 4.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
ABB Grain Ltd.                                             5,000          25,266
AWB Ltd.                                                   2,223           7,160
Futuris Corp., Ltd.                                       30,700          47,875
                                                                      ----------
                                                                          80,301
BANKS & CREDIT INSTITUTIONS  1.4%
Australia & New Zealand Banking Group Ltd.                 4,000          79,084
Commonwealth Bank of Australia                            13,800         454,608
National Australia Bank Ltd.                               3,800          98,877
St. George Bank Ltd.                                       1,400          30,482
Westpac Banking Corp.                                     21,800         375,735
                                                                      ----------
                                                                       1,038,786
BASIC MINERALS & METALS  0.6%
Downer EDI Ltd.                                           14,600          80,665
Macmahon Holdings Ltd.                                    20,622          12,265
Rio Tinto Ltd.                                             4,800         277,803
Smorgon Steel Group Ltd.                                  22,680          28,313
Straits Resources Ltd.                                     9,300          27,472
Zinifex Ltd.                                               3,200          23,996
                                                                      ----------
                                                                         450,514
BEER, LIQUOR, & TOBACCO  0.1%
Lion Nathan Ltd.                                          11,000          63,686

CELLULAR & WIRELESS  0.2%
Telstra Corp., Ltd.                                       50,100         136,908

CONSTRUCTION & HOMEBUILDING  0.1%
Leighton Holdings Ltd.                                     6,800          87,641

CONSTRUCTION MATERIALS  0.3%
Adelaide Brighton Ltd.                                     6,300          11,974
Rinker Group Ltd.                                         14,300         173,185
                                                                      ----------
                                                                         185,159
DRUGS & PHARMACEUTICALS  0.0%
Mayne Pharma Ltd. *                                        4,870           9,383

FOREST PRODUCTS & PAPER  0.2%
Amcor Ltd.                                                22,200         110,094
PaperlinX Ltd.                                             4,900          11,364
                                                                      ----------
                                                                         121,458
HEALTH CARE & HOSPITAL  0.0%
DCA Group Ltd.                                            13,900          28,803

INSTRUMENTS  0.1%
Ansell Ltd.                                                8,000          57,495

INSURANCE  0.3%
Insurance Australia Group Ltd.                             3,800          15,101
Promina Group Ltd.                                        10,174          42,423
Suncorp.-Metway Ltd.                                      11,800         169,285
                                                                      ----------
                                                                         226,809

OIL & COAL RESOURCES  0.6%
BHP Billiton Ltd.                                         14,100         304,966
New Hope Corp., Ltd.                                      33,494          30,466
Santos Ltd.                                               12,500         112,491
                                                                      ----------
                                                                         447,923
PUBLISHING, BROADCASTING & CINEMA  0.0%
Austereo Group Ltd.                                        3,862           4,871

REAL ESTATE DEVELOPMENT  0.1%
Lend Lease Corp., Ltd.                                     9,400          97,645

RESTAURANTS, HOTELS & THEATERS  0.2%
Amalgamated Holdings Ltd.                                  2,575           9,337
TABCORP Holdings Ltd.                                     12,500         141,101
                                                                      ----------
                                                                         150,438
RETAIL  0.1%
Coles Myer Ltd.                                            7,300          61,626
Symbion Health Ltd.                                       16,800          38,161
                                                                      ----------
                                                                          99,787
WHOLESALE  0.1%
Alesco Corp., Ltd.                                         1,054           7,076
Boral Ltd.                                                15,000          90,824
Sims Group Ltd.                                              400           5,946
                                                                      ----------
                                                                         103,846
                                                                      ----------
                                                                       3,391,453
AUSTRIA 0.4%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.1%
Boehler-Uddeholm AG                                          164           8,957
Voestalpine AG                                               303          45,971
                                                                      ----------
                                                                          54,928
OIL DISTRIBUTION  0.3%
OMV AG                                                     4,002         237,999

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
REAL ESTATE DEVELOPMENT  0.0%
Immofinanz Immobilien Anlagen AG *                         2,700          29,983
                                                                      ----------
                                                                         322,910
BELGIUM 1.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.9%
Fortis                                                    19,600         667,993

CHEMICALS & RUBBER  0.3%
Solvay SA                                                  2,200         252,782

FINANCIAL INVESTMENTS  0.2%
Compagnie Nationale a Portefeuille (CNP)/Nationale
    Portefeuille Maatschappij (NPM)                          312         107,623

INSTRUMENTS  0.0%
Agfa Gevaert N.V.                                          1,131          27,385

RETAIL  0.3%
Delhaize Group                                             3,184         220,601
                                                                      ----------
                                                                       1,276,384
DENMARK 1.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.6%
Danske Bank A/S                                           13,000         493,672

BEER, LIQUOR, & TOBACCO  0.2%
Carlsberg A/S                                              2,100         153,415

LAND & WATER TRANSPORTATION  0.3%
AP Moller - Maersk A/S                                        27         210,627
                                                                      ----------
                                                                         857,714
FINLAND 1.6%
--------------------------------------------------------------------------------
AIRLINES  0.0%
Finnair Oyj                                                1,001          15,552

BASIC MINERALS & METALS  0.1%
Rautaruukki Oyj                                            2,387          71,871

CHEMICALS & RUBBER  0.1%
Kemira Oyj                                                 3,000          49,286

FOREST PRODUCTS & PAPER  0.1%
UPM-Kymmene Oyj                                            4,192          90,076

IT HARDWARE  1.3%
Elcoteq Network Corp., Class A                             1,600          32,187
Nokia Oyj                                                 47,501         962,975
                                                                      ----------
                                                                         995,162
                                                                      ----------
                                                                       1,221,947
FRANCE 6.8%
--------------------------------------------------------------------------------
AIRLINES  0.2%
Air France-KLM                                             5,679         133,364

AUTOS  0.2%
PSA Peugeot Citroen                                        1,998         124,089

BANKS & CREDIT INSTITUTIONS  1.3%
BNP Paribas S.A.                                          10,200         975,367
Societe Generale                                             332          48,747
                                                                      ----------
                                                                       1,024,114
BASIC MINERALS & METALS  0.0%
Nexans S.A.                                                  280          19,897

CHEMICALS & RUBBER  0.4%
Compagnie Generale des Etablissements Michelin,
    Class B                                                4,500         270,373

CONSTRUCTION & HOMEBUILDING  0.2%
Bouygues SA                                                2,717         139,515

CONSTRUCTION MATERIALS  0.8%
Ciments Francais                                             638         105,781
Compagnie de Saint-Gobain                                  7,400         528,049
                                                                      ----------
                                                                         633,830
DRUGS & PHARMACEUTICALS  0.3%
Sanofi-Aventis                                             2,600         253,319

FINANCIAL INVESTMENTS  0.1%
Societe Fonciere Financiere et de Participations
    (FFP)                                                    270          63,573

INSTRUMENTS  0.1%
Bacou-Dalloz                                                 280          33,337

INSURANCE  0.3%
CNP Assurances                                             2,510         238,246

INTEGRATED OIL COMPANIES  0.5%
Total SA                                                   5,485         360,319

IT HARDWARE  0.5%
Alcatel SA *                                              32,000         403,648

METAL PRODUCTS & MACHINERY  0.2%
Valeo SA                                                   3,200         113,896

MISCELLANEOUS FINANCE  0.8%
Credit Agricole S.A.                                      12,800         485,760
Natexis Banques Populaires                                   630         144,857
                                                                      ----------
                                                                         630,617
PUBLISHING, BROADCASTING & CINEMA  0.0%
Havas SA                                                   5,427          27,654

RESTAURANTS, HOTELS & THEATERS  0.4%
Pierre & Vacances                                            800          87,692
Sodexho Alliance SA                                        4,800         230,351
                                                                      ----------
                                                                         318,043
RETAIL  0.0%
Rallye SA                                                    526          23,356

SOAPS & COSMETICS  0.4%
Christian Dior SA                                          3,200         313,579

SOFTWARE  0.1%
Atos Origin SA *                                           1,000          65,371
                                                                      ----------
                                                                       5,190,140

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
GERMANY 6.6%
--------------------------------------------------------------------------------
AUTOS  0.9%
DaimlerChrysler AG                                        13,800         680,940

BASIC MINERALS & METALS  0.3%
Norddeutsche Affinerie AG                                  1,601          39,083
ThyssenKrupp AG                                            4,900         167,492
                                                                      ----------
                                                                         206,575
CELLULAR & WIRELESS  0.1%
Mobilcom AG *                                              1,884          40,338

CHEMICALS & RUBBER  1.4%
BASF AG                                                    5,000         401,123
Bayer AG                                                  13,800         633,476
                                                                      ----------
                                                                       1,034,599
CONSTRUCTION & HOMEBUILDING  0.1%
Bilfinger Berger AG                                        1,490          80,878

DRUGS & PHARMACEUTICALS  0.2%
Merck KGaA *                                               2,000         181,548

ELECTRIC UTILITIES  0.8%
E.ON AG                                                    5,380         618,435

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Rheinmetall AG                                             1,400          97,286

INFORMATION & SERVICES  0.1%
TUI AG                                                     4,754          94,223

INSTRUMENTS  0.1%
Fresenius AG                                                 600          99,055

INSURANCE  0.9%
Allianz AG                                                 4,500         708,545

IT HARDWARE  0.5%
Infineon Technologies AG *                                 7,056          78,521
Siemens AG                                                 3,400         295,351
                                                                      ----------
                                                                         373,872
LAND & WATER TRANSPORTATION  0.2%
Deutsche Post AG                                           6,000         160,770

MISCELLANEOUS FINANCE  0.9%
Deutsche Bank AG                                           6,100         685,538
                                                                      ----------
                                                                       5,062,602
GREECE 0.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Coca Cola Hellenic Bottling Co., S.A.                        454          13,518

BANKS & CREDIT INSTITUTIONS  0.1%
Bank of Greece                                               479          57,032
                                                                      ----------
                                                                          70,550
HONG KONG 1.7%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Cathay Pacific Airways Ltd. *                             48,000          83,982

BANKS & CREDIT INSTITUTIONS  0.3%
Fubon Bank (Hong Kong) Ltd.                               12,000           4,408
Hang Seng Bank Ltd.                                       15,600         197,551
                                                                      ----------
                                                                         201,959
CELLULAR & WIRELESS  0.0%
Hutchison Telecommunications International Ltd. *         17,000          27,425

ELECTRIC UTILITIES  0.3%
CLP Holdings Ltd.                                         36,000         210,651

LAND & WATER TRANSPORTATION  0.0%
Transport International Holdings Ltd.                      6,800          35,577

MISCELLANEOUS FINANCE  0.2%
BOC Hong Kong (Holdings) Ltd.                             32,000          62,652
Guoco Group Ltd.                                           6,000          70,999
                                                                      ----------
                                                                         133,651
REAL ESTATE DEVELOPMENT  0.6%
Cheung Kong (Holdings) Ltd.                               10,000         108,493
Chinese Estates Holdings Ltd.                             52,000          56,194
Hang Lung Properties Ltd.                                 48,000          86,215
Henderson Investment Ltd.                                 10,909          18,737
Hongkong Land Holdings Ltd.                                5,000          18,311
Hopewell Holdings Ltd.                                     2,000           5,644
Hopson Development Holdings Ltd.                           8,000          16,568
Kerry Properties Ltd.                                     23,500          80,274
Swire Pacific Ltd.                                         2,500          25,803
Wheelock Properties Ltd.                                   5,000           3,931
                                                                      ----------
                                                                         420,170
RETAIL  0.2%
Jardine Strategic Holdings Ltd.                           11,000         118,730

SOFTWARE  0.0%
Tencent Holdings Ltd.                                     12,000          25,235
                                                                      ----------
                                                                       1,257,380
IRELAND 0.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Kerry Group plc                                            1,881          39,892

CONSTRUCTION MATERIALS  0.2%
CRH plc                                                    5,352         174,377

OIL & COAL RESOURCES  0.0%
Dragon Oil plc *                                           2,322           6,783
                                                                      ----------
                                                                         221,052
ITALY 3.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  1.5%
Banca Intesa S.p.A.                                      105,000         612,644

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
Banche Popolari Unite Scpa                                 9,100         235,637
SanPaolo IMI S.p.A.                                       13,047         230,659
UniCredito Italiano S.p.A.                                14,000         109,495
                                                                      ----------
                                                                       1,188,435
CHEMICALS & RUBBER  0.2%
Pirelli & C. S.p.A. *                                    152,000         132,142

COMMUNICATIONS UTILITIES  0.1%
Telecom Italia S.p.A.                                     30,000          83,492

CONSTRUCTION MATERIALS  0.5%
Caltagirone S.p.A.                                        12,000         137,077
Italcementi S.p.A.                                         7,200         181,956
Italmobiliare S.p.A.                                         743          65,025
                                                                      ----------
                                                                         384,058
GAS & OTHER PUBLIC UTILITIES  0.3%
Snam Rete Gas S.p.A                                       48,000         210,913

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Finmeccanica S.p.A.                                        3,309          73,412

INSURANCE  0.0%
Fondiaria-Sai S.p.A.                                         288          11,761

INTEGRATED OIL COMPANIES  0.9%
Eni S.p.A.                                                22,800         669,703

METAL PRODUCTS & MACHINERY  0.1%
Danieli & Co. S.p.A.                                       4,353          48,353

PUBLISHING, BROADCASTING & CINEMA  0.0%
C.I.R. S.p.A. - Compagnie Industriali Riunite              2,882           8,205
                                                                      ----------
                                                                       2,810,474
JAPAN 21.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Kinki Coca-Cola Bottling Co., Ltd. *                       2,000          19,113
Mikuni Coca-Cola Bottling Co., Ltd.                        1,700          19,326
                                                                      ----------
                                                                          38,439
AIRLINES  0.1%
Japan Airlines Corp. *                                    39,000          97,823

AUTOS  0.4%
CALSONIC KANSEI Corp.                                     11,000          70,235
Fuji Heavy Industries Ltd.                                31,000         181,535
HI-LEX Corp.                                                 400           6,843
Mitsuba Corp.                                              3,000          32,392
                                                                      ----------
                                                                         291,005
BANKS & CREDIT INSTITUTIONS  3.4%
Acom Co., Ltd.                                             3,010         163,341
Daishi Bank Ltd.                                           6,000          26,742
Kagoshima Bank Ltd.                                        2,000          14,756
Mitsubishi Tokyo Financial Group, Inc.                        78       1,093,399
Mizuho Financial Group, Inc.                                  45         381,638
Orient Corp.                                              28,000          91,564
San-in Godo Bank Ltd.                                      3,000          28,455
Sanyo Shinpan Finance Co., Ltd.                              570          29,003
Shiga Bank Ltd.                                            5,000          32,177
Shinki Co., Ltd.                                           2,400          14,755
Sumitomo Mitsui Financial Group, Inc.                         62         656,569
Takefuji Corp.                                             1,100          65,566
The Sumitomo Trust & Banking Co., Ltd.                     2,000          21,896
                                                                      ----------
                                                                       2,619,861
BASIC MINERALS & METALS  2.6%
JFE Holdings, Inc.                                        10,900         462,788
Kobe Steel Ltd.                                           94,000         294,280
Maruichi Steel Tube Ltd.                                   3,900          87,138
Mitsubishi Materials Corp.                                41,000         175,369
Nakayama Steel Works Ltd.                                  5,000          19,164
Nippon Steel Corp.                                       118,000         447,160
Nisshin Steel Co., Ltd.                                   43,000         138,427
Osaka Steel Co., Ltd.                                      1,700          31,094
Sumitomo Electric Industries Ltd.                         18,500         270,979
Tokyo Steel Manufacturing Co., Ltd.                          700          15,340
Yodogawa Steel Works Ltd.                                  8,000          43,880
                                                                      ----------
                                                                       1,985,619
BEER, LIQUOR, & TOBACCO  0.6%
Asahi Breweries Ltd.                                       9,600         134,740
Japan Tobacco, Inc.                                           82         299,463
                                                                      ----------
                                                                         434,203
CARS & TRUCKS  0.8%
Toyota Motor Corp.                                        11,100         580,133

CELLULAR & WIRELESS  0.3%
NTT DoCoMo, Inc.                                             131         191,658

CHEMICALS & RUBBER  0.5%
Mitsubishi Chemical Holdings Corp.                        39,000         243,831
Mitsui Chemicals, Inc.                                    14,000          91,494
Sakai Chemical Industry Co., Ltd.                          3,000          15,292
                                                                      ----------
                                                                         350,617
COMMUNICATIONS UTILITIES  0.6%
Nippon Telegraph & Telephone Corp. (NTT)                      96         468,727

CONSTRUCTION & HOMEBUILDING  0.2%
Chudenko Corp.                                               600           9,564
Kinden Corp.                                               6,000          51,426
Kyudenko Corp.                                             2,000          11,878
Maeda Corp.                                                3,000          15,256
Nippo Corp.                                                2,000          16,989
Taikisha Ltd.                                              1,500          18,814
Yurtec Corp.                                               2,000          10,552
                                                                      ----------
                                                                         134,479
CONSTRUCTION MATERIALS  0.4%
Asahi Glass Co., Ltd.                                     17,000         215,764
Maeda Road Construction Co., Ltd.                          3,000          22,883

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
Taiheiyo Cement Corp.                                     25,000          92,264
                                                                      ----------
                                                                         330,911
CONSUMER DURABLES  0.8%
ALPINE ELECTRONICS, INC.                                     500           6,885
Matsushita Electric Industrial Co., Ltd.                  27,000         570,052
                                                                      ----------
                                                                         576,937
DRUGS & PHARMACEUTICALS  0.2%
CAWACHI Ltd.                                                 900          30,911
Kaken Pharmaceutical Co., Ltd.                             5,000          37,528
Nippon Shinyaku Co., Ltd.                                  3,000          25,704
Torii Pharmaceutical Co., Ltd.                             1,200          20,809
                                                                      ----------
                                                                         114,952
FINANCIAL INVESTMENTS  0.0%
Ricoh Leasing Co., Ltd.                                      700          20,282

FURNITURE & HOUSEHOLD ITEMS  0.0%
NIFCO, Inc.                                                1,500          29,735

GAS & OTHER PUBLIC UTILITIES  0.3%
Osaka Gas Co., Ltd.                                       72,000         231,526

INFORMATION & SERVICES  0.0%
TKC Corp.                                                    700          15,053

INSTRUMENTS  0.0%
Hitachi Medical Corp.                                      2,000          22,057

INSURANCE  0.7%
Millea Holdings, Inc.                                         17         316,454
Mitsui Sumitomo Insurance Co., Ltd.                       15,000         188,151
Nisshin Fire & Marine Insurance Co., Ltd.                  3,000          13,892
                                                                      ----------
                                                                         518,497
IT HARDWARE  0.7%
Alps Electric Co., Ltd.                                    8,300         103,762
Citizen Watch Co., Ltd.                                    4,900          44,342
Hitachi Kokusai Electric, Inc.                             1,000          11,424
Omron Corp.                                                  200           5,090
Rohm Co., Ltd.                                             2,800         250,582
Sanyo Electric Co., Ltd. *                                34,000          73,087
Toshiba Corp.                                              5,000          32,647
Toshiba Tec Corp.                                          7,000          34,699
                                                                      ----------
                                                                         555,633
LAND & WATER TRANSPORTATION  1.1%
Central Japan Railway Co.                                     18         179,331
Nagoya Railroad Co., Ltd.                                 33,000         107,054
Nippon Yusen Kabushiki Kaisha                             41,000         266,830
Nishi-Nippon Railroad Co., Ltd.                            2,000           7,658
West Japan Railway Co.                                        62         257,088
                                                                      ----------
                                                                         817,961
METAL PRODUCTS & MACHINERY  1.5%
Amada Co., Ltd.                                            2,000          21,000
Glory Ltd.                                                 1,100          21,188
Heiwa Corp.                                                2,200          30,524
Hitachi Ltd.                                              70,000         462,469
Komatsu Ltd.                                              10,000         198,990
Mitsubishi Heavy Industries Ltd.                          87,000         375,886
Sekisui Jushi Corp.                                        2,000          15,108
Toyo Seikan Kaisha Ltd.                                    3,000          54,467
                                                                      ----------
                                                                       1,179,632
MISCELLANEOUS FINANCE  1.0%
Daiwa Securities Group, Inc.                              34,000         405,137
Nikko Cordial Corp.                                       24,500         313,004
Shinsei Bank Ltd.                                         11,000          69,716
                                                                      ----------
                                                                         787,857
OIL & COAL RESOURCES  0.2%
INPEX Holdings, Inc. *                                        19         167,686

OIL DISTRIBUTION  0.9%
Cosmo Oil Co., Ltd.                                       16,000          72,112
Nippon Mining Holdings, Inc.                              26,000         219,463
Nippon Oil Corp.                                          36,000         263,415
Showa Shell Sekiyu K.K.                                    8,300          97,505
                                                                      ----------
                                                                         652,495
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  2.3%
Brother Industries Ltd.                                   10,000          98,663
Canon, Inc.                                               13,050         639,571
Eizo Nanao Corp.                                             800          25,092
Fuji Photo Film Co., Ltd.                                 11,900         399,496
Konica Minolta Holdings, Inc. *                           20,500         259,390
Ricoh Co., Ltd.                                           16,000         313,869
                                                                      ----------
                                                                       1,736,081
PUBLISHING, BROADCASTING & CINEMA  0.3%
Dai Nippon Printing Co., Ltd.                             13,000         201,005

REAL ESTATE DEVELOPMENT  0.2%
Sekisui House Ltd.                                        10,000         137,226

RETAIL  0.6%
Aichi Toyota Motor Co., Ltd.                               2,000          36,767
Aoki International Co., Ltd.                               2,000          34,607
Aoyama Trading Co., Ltd.                                   1,900          59,508
HANKYU DEPARTMENT STORES, Inc.                             9,000          69,824
Parco Co., Ltd.                                              700           7,158
Sazaby, Inc.                                                 500          14,159
Seven & I Holdings Co., Ltd.                               1,000          32,971
The Daiei, Inc. *                                          3,850          80,889
Uny Co., Ltd.                                              9,000         132,734
                                                                      ----------
                                                                         468,617
SOFTWARE  0.5%
Fujitsu Business Systems Ltd.                                200           3,042
Fujitsu Ltd.                                              53,000         410,761
                                                                      ----------
                                                                         413,803
TEXTILES & APPAREL  0.2%
Japan Wool Textile Co., Ltd.                               3,000          25,703
Kurabo Industries Ltd.                                     9,000          28,541
ONWARD KASHIYAMA Co., Ltd.                                 8,000         123,106

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
Tokyo Style Co., Ltd.                                      1,000          11,903
                                                                      ----------
                                                                         189,253
TRADING COMPANY  0.2%
Itochu Corp.                                               6,000          52,806
Sojitz Corp. *                                            18,500          73,152
                                                                      ----------
                                                                         125,958
WHOLESALE  0.1%
Kamei Corp.                                                2,000          15,411
SUZUKEN Co., Ltd.                                          2,200          87,280
                                                                      ----------
                                                                         102,691
                                                                      ----------
                                                                      16,588,412
LUXEMBOURG 0.1%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.1%
Arcelor                                                    1,779          86,098

NETHERLANDS 2.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.6%
Unilever NV                                               20,444         462,992

BANKS & CREDIT INSTITUTIONS  0.4%
ABN AMRO Holding N.V.                                      2,453          67,177
ING Groep N.V.                                             6,771         265,813
                                                                      ----------
                                                                         332,990
CHEMICALS & RUBBER  0.4%
Akzo Nobel N.V.                                              527          28,386
Koninklijke DSM N.V.                                       6,000         249,631
                                                                      ----------
                                                                         278,017
COMMERCIAL AIRCRAFT & COMPONENTS  0.5%
European Aeronautic Defense & Space Co.                   13,200         378,659

INFORMATION & SERVICES  0.1%
Koninklijke BAM Groep N.V.                                 3,605          71,529

WHOLESALE  0.0%
Univar N.V.                                                  316          14,957
                                                                      ----------
                                                                       1,539,144
NEW ZEALAND 0.0%
--------------------------------------------------------------------------------
LAND & WATER TRANSPORTATION  0.0%
Mainfreight Ltd.                                           2,741           9,273

OIL DISTRIBUTION  0.0%
The New Zealand Refining Co., Ltd.                         3,468          13,942

PUBLISHING, BROADCASTING & CINEMA  0.0%
Sky Network Television Ltd.                                  595           2,084
                                                                      ----------
                                                                          25,299
NORWAY 1.0%
--------------------------------------------------------------------------------
LAND & WATER TRANSPORTATION  0.0%
Stolt-Nielsen S.A.                                           845          19,802

OIL & COAL RESOURCES  1.0%
Norsk Hydro ASA                                           11,455         303,812
Statoil ASA                                               16,100         458,939
                                                                      ----------
                                                                         762,751

                                                                      ----------
                                                                         782,553
PORTUGAL 0.3%
--------------------------------------------------------------------------------
FINANCIAL INVESTMENTS  0.3%
Banco Comercial Portugues S.A.                            88,047         250,129

SINGAPORE 0.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Asia Food & Properties Ltd.                               26,000          11,648
Golden Agri-Resources Ltd.                                12,000           5,311
                                                                      ----------
                                                                          16,959

AIRLINES  0.1%
Singapore Airlines Ltd.                                    5,000          40,112

BANKS & CREDIT INSTITUTIONS  0.6%
Overseas-Chinese Banking Corp., Ltd.                      50,000         208,537
United Overseas Bank Ltd.                                 22,000         216,601
                                                                      ----------
                                                                         425,138
COMMUNICATIONS UTILITIES  0.2%
Singapore Telecommunications Ltd.                        116,000         186,316

FINANCIAL INVESTMENTS  0.0%
Overseas Union Enterprise Ltd.                             3,000          19,185

REAL ESTATE DEVELOPMENT  0.0%
Guocoland Ltd.                                             8,000          12,245
                                                                      ----------
                                                                         699,955
SPAIN 5.3%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Iberia Lineas Aereas de Espana S.A.                       42,000         108,356

BANKS & CREDIT INSTITUTIONS  1.2%
Banco Bilbao Vizcaya Argentaria S.A.                       6,300         129,637
Banco Popular Espanol SA                                   6,000          89,463
Banco Santander Central Hispano S.A.                      46,000         672,170
                                                                      ----------
                                                                         891,270
COMMUNICATIONS UTILITIES  1.1%
Telefonica S.A.                                           49,936         830,067

CONSTRUCTION & HOMEBUILDING  0.5%
Acciona S.A.                                               1,000         155,154
Fomento de Construcciones y Contratas S.A.                 1,800         136,772
Obrascon Huarte Lain S.A. *                                2,849          53,239
                                                                      ----------
                                                                         345,165
CONSTRUCTION MATERIALS  0.0%
Cementos Portland Valderrivas S.A.                           105          10,931

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
ELECTRIC UTILITIES  1.4%
Endesa S.A.                                               11,200         389,143
Iberdrola S.A.                                            18,500         636,669
                                                                      ----------
                                                                       1,025,812
INTEGRATED OIL COMPANIES  0.8%
Repsol YPF, S.A.                                          22,000         630,035

PUBLISHING, BROADCASTING & CINEMA  0.1%
Gestevision Telecinco S.A.                                 4,143          99,284

REAL ESTATE DEVELOPMENT  0.1%
Corporacion Financiera Alba S.A.                             103           5,707
Inmobiliaria Urbis S.A.                                    3,044          79,064
                                                                      ----------
                                                                          84,771
                                                                      ----------
                                                                       4,025,691
SWEDEN 0.8%
--------------------------------------------------------------------------------
AIRLINES  0.1%
SAS AB *                                                   6,702          70,467

CELLULAR & WIRELESS  0.7%
Tele2 AB, Class B                                          8,000          80,830
TeliaSonera AB                                            80,000         453,753
                                                                      ----------
                                                                         534,583
GOVERNMENT AIRCRAFT & DEFENSE  0.0%
Saab AB                                                      411          10,440

METAL PRODUCTS & MACHINERY  0.0%
AB SKF, Class B                                            1,847          29,129
                                                                      ----------
                                                                         644,619
SWITZERLAND 7.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.6%
Barry Callebaut AG                                           250         105,503
Nestle S.A.                                                1,020         319,781
                                                                      ----------
                                                                         425,284
AIRLINES  0.0%
Swissair Group (a)                                            30              --

BIOTECHNOLOGY  0.3%
Serono S.A., Class B                                         360         247,786

CHEMICALS & RUBBER  0.7%
Ciba Specialty Chemicals AG                                3,000         167,243
Syngenta AG *                                              2,600         344,242
                                                                      ----------
                                                                         511,485
CONSTRUCTION MATERIALS  0.5%
Holcim Ltd.                                                5,200         398,634

DRUGS & PHARMACEUTICALS  1.4%
Novartis AG, Reg'd                                        11,400         615,218
Roche Holdings AG                                          2,600         429,032
                                                                      ----------
                                                                       1,044,250
ELECTRIC UTILITIES  0.0%
Centralschweizerische Kraftwerke AG                           80          18,981

FURNITURE & HOUSEHOLD ITEMS  0.4%
Compagnie Financiere Richemont AG, Series A                7,200         328,976

INSURANCE  1.1%
Baloise Holding AG, Class R                                1,200          92,106
Swiss Life Holding *                                         607         142,051
Zurich Financial Services AG                               2,800         612,985
                                                                      ----------
                                                                         847,142
METAL PRODUCTS & MACHINERY  0.4%
ABB Ltd.                                                  15,000         194,760
Saurer AG *                                                  191          14,516
Sulzer AG                                                    122          91,375
                                                                      ----------
                                                                         300,651
MISCELLANEOUS FINANCE  2.2%
Credit Suisse Group                                        7,069         394,394
UBS AG, Reg'd.                                            11,800       1,291,689
                                                                      ----------
                                                                       1,686,083
RETAIL  0.0%
Charles Vogele Holding AG *                                  107           7,735
                                                                      ----------
                                                                       5,817,007
UNITED KINGDOM 20.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.7%
Unilever plc                                              23,999         538,847

AIRLINES  0.0%
British Airways plc *                                        110             697

AUTOS  0.0%
GKN plc                                                    1,873           9,439

BANKS & CREDIT INSTITUTIONS  3.6%
Barclays plc                                              14,379         163,004
Hilton Group plc                                          44,400         770,516
HSBC Holdings plc                                         31,200         548,967
Lloyds TSB Group plc                                       7,810          76,507
Royal Bank of Scotland Group plc                          36,900       1,211,237
                                                                      ----------
                                                                       2,770,231
BASIC MINERALS & METALS  1.5%
BHP Billiton plc                                           9,477         184,379
Corus Group plc                                           24,000         202,058
Rio Tinto plc                                             14,000         737,180
                                                                      ----------
                                                                       1,123,617
BEER, LIQUOR, & TOBACCO  0.2%
Gallaher Group plc                                         2,878          44,955
Scottish & Newcastle plc                                   7,327          68,989
                                                                      ----------
                                                                         113,944
CELLULAR & WIRELESS  1.3%
Vodafone Group plc                                       464,000         987,550

CONSTRUCTION MATERIALS  0.2%
Hanson plc                                                12,355         149,965

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
DRUGS & PHARMACEUTICALS  1.4%
AstraZeneca plc                                            3,200         192,419
GlaxoSmithKline plc                                       23,538         656,874
Shire Pharmaceuticals plc                                 12,600         184,173
                                                                      ----------
                                                                       1,033,466
ELECTRIC UTILITIES  0.5%
Scottish Power plc                                        32,182         346,670

FINANCIAL INVESTMENTS  0.4%
3i Group plc *                                             8,424         140,246
F&C Asset Management plc                                  14,852          52,108
Schroders plc                                              7,000         130,540
                                                                      ----------
                                                                         322,894
FOREST PRODUCTS & PAPER  0.9%
Anglo American plc                                        16,800         685,399

GOVERNMENT AIRCRAFT & DEFENSE  0.6%
BAE Systems plc                                           69,786         476,746

INFORMATION & SERVICES  0.1%
AMEC plc                                                  17,600         103,431

INSURANCE  1.6%
Aviva plc                                                 46,200         653,855
Friends Provident plc                                     30,000          99,199
Henderson Group plc                                       28,265          39,674
Old Mutual plc                                           111,000         335,169
Royal & Sun Alliance Insurance Group plc                  22,117          54,985
                                                                      ----------
                                                                       1,182,882
INTEGRATED OIL COMPANIES  4.0%
BP plc                                                    62,400         723,509
Royal Dutch Shell plc, Class A                            39,900       1,340,628
Royal Dutch Shell plc, Class B                            28,000         978,019
                                                                      ----------
                                                                       3,042,156
LAND & WATER TRANSPORTATION  0.8%
Antofagasta plc                                           25,500         197,418
Arriva plc                                                 5,000          55,065
Carnival plc                                               1,310          53,262
FirstGroup plc                                             4,395          38,049
National Express Group plc                                 7,229         118,445
Stagecoach Group plc                                      55,000         117,090
                                                                      ----------
                                                                         579,329
MISCELLANEOUS FINANCE  1.5%
Amvescap plc                                              25,000         228,716
Investec plc                                               1,478          70,359
Legal & General Group plc                                160,000         378,714
Prudential plc                                            40,578         458,851
                                                                      ----------
                                                                       1,136,640
OIL & COAL RESOURCES  0.5%
Xstrata plc                                               10,500         399,651

OIL DRILLING & SERVICES  0.0%
Expro International Group plc                                991          12,444

REAL ESTATE DEVELOPMENT  0.2%
Hammerson plc                                              4,420          96,622
Liberty International plc                                  2,776          54,606
                                                                      ----------
                                                                         151,228
RESTAURANTS, HOTELS & THEATERS  0.5%
Compass Group plc                                         37,867         183,457
Greene King plc                                            4,642          70,570
Luminar plc                                                  877           8,973
Millennium & Copthorne Hotels plc                          9,702          77,634
Whitbread plc                                              3,004          64,693
                                                                      ----------
                                                                         405,327
RETAIL  0.0%
Kingfisher plc                                             3,585          15,802
                                                                      ----------
                                                                      15,588,355

TOTAL COMMON STOCK
(COST $62,898,749)                                                    67,729,868
                                                                      ----------

                                                     FACE AMOUNT         VALUE
SECURITY                                                 ($)              ($)
SHORT-TERM INVESTMENT 9.9% OF NET ASSETS

REPURCHASE AGREEMENT 9.9%
--------------------------------------------------------------------------------
State Street Bank & Trust Co. dated 06/30/06, due
    07/03/06 at 4.25% with a maturity value of
    $7,513,371 (fully collateralized by a Federal
    National Mortgage Security with a value of
    $7,663,296).                                       7,510,711       7,510,711
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $7,510,711)                                                      7,510,711

END OF INVESTMENTS.

At June 30, 2006 the tax basis cost of the fund's investments was $70,533,837, and the unrealized appreciation and depreciation were $6,577,593 and ($1,870,851), respectively, with a net unrealized appreciation of $4,706,742.

 *  Non-income producing security.

(a) Bankrupt Security/ Delisted.

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of June 30, 2006 FT Interactive's fair valuations were used for all relevant international securities.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                 COST                  VALUE
HOLDINGS BY CATEGORY                              ($)                   ($)
--------------------------------------------------------------------------------
 98.2%   COMMON STOCK                        1,306,837,809        1,454,320,117

  0.1%   PREFERRED STOCK                         1,226,625            1,770,055

   --%   RIGHTS                                         --                  178

   --%   WARRANTS                                       --               17,545

  0.7%   SHORT-TERM INVESTMENT                   9,255,078            9,255,078
--------------------------------------------------------------------------------
 99.0%   TOTAL INVESTMENTS                   1,317,319,512        1,465,362,973

  8.5%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                    126,552,657          126,552,657

(7.5)%   OTHER ASSETS AND
         LIABILITIES                                               (111,196,614)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                               1,480,719,016

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
COMMON STOCK 98.2% OF NET ASSETS

AUSTRALIA 3.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.5%
ABB Grain Ltd.                                     148,098               748,372
Auspine Ltd.                                        12,200                38,235
AWB Ltd. (a)                                       506,316             1,630,901
Forest Enterprises Australia Ltd.                  291,389               142,935
Futuris Corp., Ltd. (a)                          1,091,969             1,702,853
Great Southern Plantations Ltd. (a)                565,518             1,443,652
Ridley Corp., Ltd.                                 340,500               305,718
Timbercorp Ltd. (a)                                339,725             1,015,800
                                                                  --------------
                                                                       7,028,466
AUTOS  0.0%
Pacifica Group Ltd.                                155,110               259,262

BANKS & CREDIT INSTITUTIONS  0.4%
Adelaide Bank Ltd. (a)                             206,447             1,989,633
Bank Of Queensland Ltd. (a)                        127,032             1,320,709
Bendigo Bank Ltd. (a)                              226,914             2,172,176
                                                                  --------------
                                                                       5,482,518
BASIC MINERALS & METALS  0.8%
Ausdrill Ltd.                                      556,300               580,655
CBH Resources Ltd. (a)                           2,219,914               562,422
Consolidated Rutile Ltd.                           190,475                94,144
Downer EDI Ltd.                                    511,316             2,825,023
Equigold NL                                        197,545               232,852
Felix Resources Ltd.                               441,636               529,664
Iluka Resources Ltd. (a)                           245,723             1,196,088
Independence Group NL                              365,835               740,820
Macmahon Holdings Ltd.                           1,699,900             1,011,005
Mincor Resources NL                              1,034,384               728,207
Portman Ltd.                                       104,901               386,047
Resolute Mining Ltd. (a)*                          359,026               468,424
Smorgon Steel Group Ltd.                         1,422,508             1,775,831
Sons Of Gwalia Ltd. (a)(b)*                         58,024                    --
Straits Resources Ltd.                             330,522               976,361
                                                                  --------------
                                                                      12,107,543
COMMUNICATIONS UTILITIES  0.0%
B Digital Ltd.                                   1,122,740                96,142

CONSTRUCTION & HOMEBUILDING  0.0%
Sunland Group Ltd.                                 257,922               417,709
Watpac Ltd.                                          3,200                 5,945
                                                                  --------------
                                                                         423,654
CONSTRUCTION MATERIALS  0.1%
Adelaide Brighton Ltd.                             808,331             1,536,293

DRUGS & PHARMACEUTICALS  0.1%
Mayne Pharma Ltd. (a)*                             407,708               785,569

FINANCIAL INVESTMENTS  0.1%
Coates Hire Ltd.                                   275,100             1,305,685

FOREST PRODUCTS & PAPER  0.0%
Amcor Ltd.                                          29,541               146,500
PaperlinX Ltd. (a)                                 168,813               391,510
                                                                  --------------
                                                                         538,010
GAS & OTHER PUBLIC UTILITIES  0.0%
Hastings Diversified Utilities Fund                110,700               232,758

GOVERNMENT AIRCRAFT & DEFENSE  0.0%
Austal Ltd.                                         50,661               112,511

HEALTH CARE & HOSPITAL  0.1%
DCA Group Ltd. (a)                                 921,792             1,910,072

INFORMATION & SERVICES  0.2%
Campbell Brothers Ltd.                                 309                 4,160
Candle Australia Ltd.                               50,173               126,756
MYOB Ltd. (a)                                      305,229               207,445
Programmed Maintenance Services Ltd.                42,800               127,515
Spotless Group Ltd. (a)                            272,548               970,427
Vision Systems Ltd. (a)                            599,045               828,357
                                                                  --------------
                                                                       2,264,660
INSTRUMENTS  0.1%
Ansell Ltd.                                        266,900             1,918,191

INSURANCE  0.0%
OAMPS Ltd.                                          48,000               120,872

LAND & WATER TRANSPORTATION  0.0%
K & S Corp., Ltd.                                    4,644                12,582

MISCELLANEOUS FINANCE  0.0%
IOOF Holdings Ltd.                                   6,000                37,887

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
OIL & COAL RESOURCES  0.0%

ARC Energy Ltd. *                                   13,600                15,814
New Hope Corp., Ltd.                               521,437               474,306
                                                                  --------------
                                                                         490,120
PUBLISHING, BROADCASTING & CINEMA  0.1%
Austereo Group Ltd.                                495,747               625,206
PMP Ltd. *                                         492,898               543,238
Village Roadshow Ltd. *                            185,339               330,572
                                                                  --------------
                                                                       1,499,016
REAL ESTATE DEVELOPMENT  0.2%
Lend Lease Corp., Ltd.                             295,900             3,073,728

RESTAURANTS, HOTELS & THEATERS  0.0%
Amalgamated Holdings Ltd.                          118,887               431,093

RETAIL  0.4%
Brazin Ltd.                                        447,313               463,255
David Jones Ltd. (a)                               893,500             1,971,850
Symbion Health Ltd. (a)                          1,175,697             2,670,567
                                                                  --------------
                                                                       5,105,672
SOFTWARE  0.1%
HPAL Ltd.                                          317,379               400,923
SMS Management & Technology Ltd.                     5,219                12,037
UXC Ltd.                                           577,992               429,077
                                                                  --------------
                                                                         842,037
TEXTILES & APPAREL  0.1%
Pacific Brands Ltd. (a)                          1,083,771             1,731,562

WHOLESALE  0.3%
Alesco Corp., Ltd.                                 189,428             1,271,777
Australian Pharmmaceutical  Industries
   Ltd.                                            620,700             1,064,993
Boral Ltd.                                          92,700               561,289
Corporate Express Australia Ltd.                    77,100               342,572
Funtastic Ltd.                                     361,500               428,202
GWA International Ltd.                              36,571                84,473
Housewares International Ltd.                       11,313                11,611
Sims Group Ltd.                                     22,000               327,032
                                                                  --------------
                                                                       4,091,949
                                                                  --------------
                                                                      53,437,852
AUSTRIA 1.3%
--------------------------------------------------------------------------------
AIRLINES  0.0%
Austrian Airlines *                                 11,918               101,825

BANKS & CREDIT INSTITUTIONS  0.2%
Erste Bank der oesterreichischen
   Sparkassen AG                                    41,803             2,350,067

BASIC MINERALS & METALS  0.8%
Boehler-Uddeholm AG                                 98,560             5,383,015
Voestalpine AG (a)                                  43,280             6,566,419
                                                                  --------------
                                                                      11,949,434
BEER, LIQUOR, & TOBACCO  0.0%
Ottakringer Brauerei AG                                564                66,728

CONSTRUCTION & HOMEBUILDING  0.0%
Allgemeine Baugesellschaft-A. Porr AG                  560                82,371

REAL ESTATE DEVELOPMENT  0.3%
Immofinanz Immobilien Anlagen AG *                 417,600             4,637,355

TEXTILES & APPAREL  0.0%
Linz Textil Hdg AG                                      57                10,207
                                                                  --------------
                                                                      19,197,987
BELGIUM 1.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Floridienne S.A.                                       666                63,859

CHEMICALS & RUBBER  0.0%
Solvay SA                                            2,133               245,084

COMMERCIAL AIRCRAFT & COMPONENTS  0.0%
Societe Anonyme Belge de Constructions
   Aeronautques (SABCA)                                666                19,320

CONSTRUCTION & HOMEBUILDING  0.1%
Compagnie Francois d' Enterprises (CFE)              1,335             1,305,305

CONSTRUCTION MATERIALS  0.0%
Carrieres Unies de Porphyre S.A.                        11                39,212

FINANCIAL INVESTMENTS  0.2%
Brederode (SA Financiere)                              268                 9,290
Econocom Group                                      62,739               501,013
GIMV N.V.                                           34,093             1,981,245
Quest For Growth                                    22,000               250,346
                                                                  --------------
                                                                       2,741,894
INFORMATION & SERVICES  0.0%
Umicore                                                335                44,725

INSTRUMENTS  0.4%
Agfa Gevaert N.V. (a)                              265,000             6,416,389

IT HARDWARE  0.1%
EVS Broadcast Equipment S.A.                        14,970               739,308

METAL PRODUCTS & MACHINERY  0.1%
Ion Bearn Applications *                            43,530               647,265
Laundry Systems Group *                             31,418               367,370
Picanol                                              7,693               134,012
                                                                  --------------
                                                                       1,148,647
REAL ESTATE DEVELOPMENT  0.1%
Cofinimmo                                            8,211             1,419,497

RESTAURANTS, HOTELS & THEATERS  0.1%
S.A. D'Ieteren N.V.                                  4,050             1,309,014

RETAIL  0.3%
Brantano Group N.V. (a)                              4,261               245,009
Delhaize Group (a)                                  69,956             4,846,859
                                                                  --------------
                                                                       5,091,868

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
SOFTWARE  0.0%
Dolmen Computer Applications N.V. (a)                5,289                76,199

WHOLESALE  0.0%
Atenor Group                                        11,372               406,764
SAPEC S.A.                                           2,737               297,015
                                                                  --------------
                                                                         703,779
                                                                  --------------
                                                                      21,364,100
CANADA 6.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Canada Bread Co., Ltd.                              33,400             1,868,521
Saputo, Inc.                                        45,900             1,451,876
                                                                  --------------
                                                                       3,320,397
AIRLINES  0.2%
ACE Aviation Holdings, Inc., Class A *              72,300             2,017,509
Transat A.T., Inc., Class A                         17,300               374,732
                                                                  --------------
                                                                       2,392,241
BANKS & CREDIT INSTITUTIONS  0.1%
Canadian Western Bank                               18,500               709,307
Laurentian Bank of Canada                            5,000               130,834
                                                                  --------------
                                                                         840,141
BASIC MINERALS & METALS  1.2%
Agnico-Eagle Mines Ltd.                            107,400             3,560,758
Aur Resources Inc.                                 128,300             2,045,812
Gerdau Ameristeel Corp.                            149,900             1,501,283
Inmet Mining Corp.                                 136,100             5,084,090
IPSCO, Inc.                                         30,256             2,896,586
LionOre Mining International Ltd. *                272,200             1,477,678
Northgate Minerals Corp. *                          70,600               258,038
Teck Cominco Ltd., Class B                           5,000               300,009
                                                                  --------------
                                                                      17,124,254
BIOTECHNOLOGY  0.1%
QLT, Inc. *                                        163,200             1,143,263

CHEMICALS & RUBBER  0.4%
Agrium, Inc.                                        57,400             1,332,803
Methanex Corp.                                     199,700             4,209,389
                                                                  --------------
                                                                       5,542,192
COMMUNICATIONS UTILITIES  0.4%
Cogeco Cable, Inc.                                  79,700             1,490,760
Corus Entertainment, Inc., Class B                 119,000             3,864,329
                                                                  --------------
                                                                       5,355,089
DRUGS & PHARMACEUTICALS  0.1%
Angiotech Pharmaceuticals, Inc. *                   83,500               973,905

ELECTRIC UTILITIES  0.3%
ATCO Ltd., Class I                                 158,900             5,209,836

FOREST PRODUCTS & PAPER  0.4%
Canfor Corp. *                                      87,200             1,015,498
Cascades, Inc.                                     182,200             1,805,188
Domtar, Inc.                                        42,300               261,083
Intertape Polymer Group, Inc. *                    133,100               903,787
Norbord, Inc.                                      133,000             1,119,950
West Fraser Timber Co., Ltd.                        46,700             1,568,799
                                                                  --------------
                                                                       6,674,305
FURNITURE & HOUSEHOLD ITEMS  0.0%
Royal Group Technologies Ltd. *                     12,200               136,612

INFORMATION & SERVICES  0.2%
FirstService Corp. *                                89,500             2,401,259

INSURANCE  0.3%
Industrial Alliance Insurance and
   Financial Services, Inc.                        126,000             3,602,903
Kingsway Financial Services, Inc.                   40,400               729,972
                                                                  --------------
                                                                       4,332,875
IT HARDWARE  0.4%
ATI Technologies, Inc. *                           129,100             1,875,842
CAE, Inc.                                          484,000             3,685,389
Celestica, Inc. *                                  105,700             1,000,850
                                                                  --------------
                                                                       6,562,081
METAL PRODUCTS & MACHINERY  0.2%
Husky Injection Molding Systems Ltd. *               3,500                15,206
Linamar Corp.                                      198,600             2,631,277
                                                                  --------------
                                                                       2,646,483
MISCELLANEOUS FINANCE  0.1%
Dundee Corp., Class A *                              7,300               241,699
Dundee Wealth Management, Inc.                     163,000             1,584,296
                                                                  --------------
                                                                       1,825,995
OIL DRILLING & SERVICES  0.4%
Compton Petroleum Corp. *                           26,500               306,473
Ensign Energy Services, Inc.                         8,200               168,510
Pan-Ocean Energy Corp., Ltd. *                       1,900                74,856
Real Resources, Inc. *                              64,100             1,186,335
Trican Well Service Ltd.                           220,400             4,402,867
                                                                  --------------
                                                                       6,139,041
PUBLISHING, BROADCASTING & CINEMA  0.7%
Astral Media, Inc.                                 143,400             4,480,688
Torstar Corp., Class B                             107,500             1,926,968
Transcontinental, Inc., Class A                    217,200             3,696,856
                                                                  --------------
                                                                      10,104,512
REAL ESTATE DEVELOPMENT  0.0%
BPO Properties Ltd.                                  4,700               183,150
First Capital Realty, Inc.                             100                 2,060
                                                                  --------------
                                                                         185,210
RETAIL  0.2%
Empire Co., Ltd., Class A                           15,300               585,520
Sobeys, Inc.                                        78,200             2,647,998
                                                                  --------------
                                                                       3,233,518

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
SOAPS & COSMETICS  0.1%
CCL Industries, Inc., Class B                       50,500             1,465,735

SOFTWARE  0.1%
CGI Group, Inc. *                                    3,600                22,445
Open Text Corp. *                                  148,200             2,125,488
                                                                  --------------
                                                                       2,147,933
                                                                  --------------
                                                                      89,756,877
CHINA 0.4%
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS  0.1%
Shanghai Industrial Holdings Ltd.                  509,000               994,927

FINANCIAL INVESTMENTS  0.0%
Asia Satellite Telecommunications
   Holdings Ltd.                                    46,498                78,588

LAND & WATER TRANSPORTATION  0.1%
GZI Transportation Ltd.                            614,000               254,906
Sichuan Expressway Co., Ltd.                     3,560,146               564,182
Sinotrans Ltd.                                      16,000                 5,054
                                                                  --------------
                                                                         824,142
METAL PRODUCTS & MACHINERY  0.1%
Harbin Power Equipment Co., Ltd.                 1,544,000             1,841,601
Jingwei Textile Machinery Co., Ltd.,
   Class H                                         124,000                31,108
                                                                  --------------
                                                                       1,872,709
OIL DRILLING & SERVICES  0.0%
Shandong Molong Petroleum Machinery Co.,
   Ltd.                                             25,000                 6,116

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.0%
Great Wall Technology Co., Ltd.,
   Class H                                       2,771,920               525,710

TEXTILES & APPAREL  0.1%
Weiqiao Textile Co., Ltd.                          915,000             1,173,809
                                                                  --------------
                                                                       5,476,001
DENMARK 1.0%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
Ostjydsk Bank A/S                                      751               130,513
Sydbank A/S                                        134,032             4,445,149
                                                                  --------------
                                                                       4,575,662
BEER, LIQUOR, & TOBACCO  0.3%
Carlsberg A/S                                       62,697             4,580,315

CONSTRUCTION & HOMEBUILDING  0.1%
Arkil Holding A/S                                    1,015               161,861
Monberg & Thorsen A/S, Class B                      10,656             1,098,344
                                                                  --------------
                                                                       1,260,205
FINANCIAL INVESTMENTS  0.0%
SmallCap Danmark A/S                                13,872               176,272

FOREST PRODUCTS & PAPER  0.0%
Brodrene Hartmann A/S                                1,270                36,880

FURNITURE & HOUSEHOLD ITEMS  0.0%
ITH Industri Invest A/S                                245                 9,034

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Satair A/S                                           2,654               100,927
Thrane & Thrane A/S                                 18,139               939,123
                                                                  --------------
                                                                       1,040,050
INFORMATION & SERVICES  0.1%
PER Aarsleff A/S, Class B                            7,416               560,403

LAND & WATER TRANSPORTATION  0.0%
DFDS A/S                                             6,009               424,714

METAL PRODUCTS & MACHINERY  0.0%
GPV Industri A/S                                     2,971               149,655

PUBLISHING, BROADCASTING & CINEMA  0.0%
Gyldendalske Boghandel                                 398                44,337
SKAKO Industries A/S                                 4,500               226,086
                                                                  --------------
                                                                         270,423
REAL ESTATE DEVELOPMENT  0.1%
Keops A/S (a)                                      232,086               838,851

WHOLESALE  0.0%
Sanistaal A/S, Class B                               4,394               550,185
                                                                  --------------
                                                                      14,472,649
FINLAND 0.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Lannen Tehtaat Oyi                                  13,978               348,225
Raisio plc, Class K                                  4,381                 9,059
Raisio plc, Class V                                114,589               242,917
                                                                  --------------
                                                                         600,201
AIRLINES  0.2%
Finnair Oyj (a)                                    224,000             3,480,190

BASIC MINERALS & METALS  0.6%
Outokumpu Oyj                                      108,752             2,542,045
Rautaruukki Oyj                                    191,825             5,775,745
                                                                  --------------
                                                                       8,317,790
FINANCIAL INVESTMENTS  0.0%
Amanda Capital Oyj                                   1,400                 5,121

INSTRUMENTS  0.0%
Larox Oyj                                           26,000               262,265

IT HARDWARE  0.0%
Elcoteq Network Corp., Class A (a)                   1,894                38,101
Okmetic Oyj *                                       13,371                55,587
                                                                  --------------
                                                                          93,688
MISCELLANEOUS FINANCE  0.0%
Neomarkka Oyj                                       21,000               220,563
Norvestia Oyj, Class B                              34,896               363,572
                                                                  --------------
                                                                         584,135
REAL ESTATE DEVELOPMENT  0.0%
Sponda Oyj                                           6,070                62,111

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
SOFTWARE  0.0%
Tekla Oyj                                           56,519               343,189
                                                                  --------------
                                                                      13,748,690
FRANCE 9.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Bongrain S.A.                                        2,531               187,438
Evialis                                              8,700               408,554
Fromageries Bel S.A.                                     1                   190
Sucriere de Pithiviers Le Vieil                         41                38,049
                                                                  --------------
                                                                         634,231
AIRLINES  0.4%
Air France-KLM                                     239,684             5,628,667

AUTOS  0.7%
PSA Peugeot Citroen (a)                            169,930            10,553,739

BANKS & CREDIT INSTITUTIONS  0.0%
Caisse Regionale du Credit Agricole
   Mutuel Loire Haute-Loire                            815                68,671
Societe de Development Regional de la
   Bretagne                                          8,106                35,251
                                                                  --------------
                                                                         103,922
BEER, LIQUOR, & TOBACCO  0.2%
Remy Cointreau S.A. (a)                             73,323             3,757,639

CHEMICALS & RUBBER  1.1%
Compagnie Generale des Etablissements
   Michelin, Class B (a)                           163,000             9,793,504
Eramet                                              40,800             5,814,624
Societe Anonyme d'Explosifs et de
   Produits Chimiques                                  572               310,409
                                                                  --------------
                                                                      15,918,537
COMMERCIAL AIRCRAFT & COMPONENTS  0.0%
TLD Group *                                          1,100                37,425

CONSTRUCTION & HOMEBUILDING  0.8%
Eiffage SA (a)                                      94,200             7,973,019
Technip SA (a)                                      60,068             3,309,736
                                                                  --------------
                                                                      11,282,755
CONSTRUCTION MATERIALS  0.6%
Ciments Francais                                    51,600             8,555,361

FINANCIAL INVESTMENTS  0.4%
Altamir et Compagnie                                 1,676               352,575
IDI *                                                1,523                77,920
Societe Alsacienne et Lorraine de
   Valeurs d'Entreprises et de
   Participations                                    4,000               553,509
Societe Fonciere Financiere et de
   Participations (FFP)                             19,440             4,577,255
                                                                  --------------
                                                                       5,561,259
INFORMATION & SERVICES  0.5%
A Novo (a)*                                        122,284               120,423
ADLPartner *                                         7,132               132,272
Compagnie Generale de Geophysique SA *              34,700             5,953,583
Ginger *                                            13,000               235,827
Groupe Crit                                         11,949               522,590
Groupe Diffusion Plus                                   85                 3,381
Groupe ONET                                            602               312,062
Prodef S.A.                                            270               150,846
                                                                  --------------
                                                                       7,430,984
INSTRUMENTS  0.1%
Bacou-Dalloz (a)                                    13,910             1,656,122

INSURANCE  0.6%
CNP Assurances (a)                                  88,100             8,362,330

IT HARDWARE  0.3%
Thomson (a)                                        251,864             4,161,934
Wavecom S.A. *                                      20,834               226,112
                                                                  --------------
                                                                       4,388,046
LAND & WATER TRANSPORTATION  0.0%
Compagnie du Mont-Blanc                                 43                 4,349

METAL PRODUCTS & MACHINERY  0.4%
Gevelot                                              3,516               264,587
Valeo SA (a)                                       155,202             5,524,053
                                                                  --------------
                                                                       5,788,640
MISCELLANEOUS FINANCE  0.6%
Natexis Banques Populaires                          39,510             9,084,579
Viel et Compagnie (a)                               72,979               421,914
                                                                  --------------
                                                                       9,506,493
OIL DISTRIBUTION  0.0%
Esso S.A.F                                             299                71,441
Rubis                                                4,372               305,596
                                                                  --------------
                                                                         377,037
PUBLISHING, BROADCASTING & CINEMA  0.3%
Havas SA (a)                                       908,416             4,628,894

REAL ESTATE DEVELOPMENT  0.0%
Compagnie Industrielle et Financiere d'
   Entreprises                                         598               132,285
Eurosic                                                581                33,515
Icade Fonciere des Pimonts S.A.                         40                 5,276
                                                                  --------------
                                                                         171,076
RESTAURANTS, HOTELS & THEATERS  0.7%
Compagnie des Alpes (a)                              2,065               184,473
Groupe Flo *                                        36,625               373,769
Pierre & Vacances                                    2,739               300,235
Sodexho Alliance SA (a)                            185,200             8,887,706
                                                                  --------------
                                                                       9,746,183
RETAIL  0.2%
Rallye SA                                           68,400             3,037,165
Vet' Affaires *                                      6,000               168,681
                                                                  --------------
                                                                       3,205,846

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
SOAPS & COSMETICS  0.0%
Jacques Bogart S.A.                                     16                 1,946

SOFTWARE  1.1%
Atos Origin SA *                                    91,534             5,983,701
Cap Gemini SA (a)                                  168,300             9,597,951
GFI Informatique                                    20,400               157,852
Prosodie S.A.                                       10,195               260,328
                                                                  --------------
                                                                      15,999,832
WHOLESALE  0.0%
Bricodeal                                              318                22,470
L.D.C. S.A. (a)                                      7,255               635,933
                                                                  --------------
                                                                         658,403
                                                                  --------------
                                                                     133,959,716
GERMANY 7.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Frosta AG                                           10,062               163,693
Sachsenmilch AG *                                       11                40,183
Suedzucker AG                                       24,056               532,876
                                                                  --------------
                                                                         736,752
BANKS & CREDIT INSTITUTIONS  0.0%
Albis Leasing AG                                    22,012                67,895

BASIC MINERALS & METALS  0.4%
Norddeutsche Affinerie AG                          100,172             2,445,371
ThyssenKrupp AG                                     96,294             3,291,512
                                                                  --------------
                                                                       5,736,883
BEER, LIQUOR, & TOBACCO  0.0%
Sektkellerei Schloss Wachenheim AG                  26,488               328,643

CELLULAR & WIRELESS  0.0%
Drillisch AG                                       108,870               635,458

CHEMICALS & RUBBER  0.4%
Lanxess *                                          169,243             6,673,167

COMMUNICATIONS UTILITIES  0.2%
Mobilcom AG (a)*                                   129,290             2,768,171

CONSTRUCTION & HOMEBUILDING  0.5%
Bilfinger Berger AG                                 86,600             4,700,676
Hochtief AG                                         55,162             3,066,844
Lindner Holding KGaA                                 2,202                99,281
Strabag AG *                                           950               100,781
                                                                  --------------
                                                                       7,967,582
CONSTRUCTION MATERIALS  0.2%
Dyckerhoff AG (a)                                   54,630             2,656,986

DRUGS & PHARMACEUTICALS  0.4%
Merck KGaA *                                        58,900             5,346,598

FINANCIAL INVESTMENTS  0.1%
Deutsche Beteiligungs AG                            57,386             1,193,048
Edel Music AG *                                     56,216               246,781
                                                                  --------------
                                                                       1,439,829
GAS & OTHER PUBLIC UTILITIES  0.1%
INTERSEROH AG                                       35,017             1,350,247

GOVERNMENT AIRCRAFT & DEFENSE  0.4%
Rheinmetall AG (a)                                  76,400             5,309,051

HEALTH CARE & HOSPITAL  0.0%
Maternus-Kliniken AG *                              36,915                85,871

INFORMATION & SERVICES  0.5%
D. Logistics AG (a)*                               120,000               275,858
Ruecker AG                                          28,950               233,280
TUI AG (a)                                         373,579             7,404,254
                                                                  --------------
                                                                       7,913,392
INSTRUMENTS  0.6%
Fresenius AG                                        51,200             8,452,709

INSURANCE  0.1%
DBV-Winterthur Holding AG                              150                10,301
Wuerttembergische Lebensversicherung AG             32,600             1,642,863
                                                                  --------------
                                                                       1,653,164
IT HARDWARE  0.8%
ADCapital AG                                           498                 6,783
Infineon Technologies AG *                       1,004,000            11,172,776
                                                                  --------------
                                                                      11,179,559
LAND & WATER TRANSPORTATION  0.0%
Bremer Lagerhaus Gesellschaft AG                       446                 6,492

METAL PRODUCTS & MACHINERY  0.8%
Deutz AG *                                          32,817               256,955
Duerr AG *                                          37,500               988,511
Gildemeister AG (a)                                170,000             1,578,223
KSB AG *                                             3,420               989,016
Salzgitter AG                                       93,876             7,930,729
                                                                  --------------
                                                                      11,743,434
MISCELLANEOUS FINANCE  0.0%
Value Management & Research AG                      16,720                83,931

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.5%
Heidelberger Druckmaschinen AG (a)                 150,600             6,830,788
Koenig & Bauer AG                                    9,040               274,732
                                                                  --------------
                                                                       7,105,520
REAL ESTATE DEVELOPMENT  0.0%
Anterra Vermoegensverwaltung AG                        650                20,569
Bau-Verein zu Hamburg AG *                           1,000                 9,229
Deutsche Real Estate AG *                           25,653                89,940
TAG Tegernsee Immobilien- und
   Beteiligungs-AG *                                26,717               283,978
                                                                  --------------
                                                                         403,716
RESTAURANTS, HOTELS & THEATERS  0.0%
IFA Hotel & Touristik AG                            25,000               252,293

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
RETAIL  0.5%
Hornback Baumarkt Aktiengesellschaft                37,600             1,874,729
KarstadtQuelle AG (a)*                             194,265             5,145,668
                                                                  --------------
                                                                       7,020,397
SOAPS & COSMETICS  0.1%
Fuchs Petrolub AG                                   27,305             1,358,479

SOFTWARE  0.0%
Computerlinks Comp                                   3,306                55,599
GFT Technologies AG *                               18,063                55,628
PC- Ware AG                                         12,805               219,694
PSI AG fuer Produkte und Systeme der
   Informationstechnologie *                        33,650               205,090
                                                                  --------------
                                                                         536,011
WHOLESALE  0.5%
GEA Group AG                                       368,331             6,297,157
Herlitz AG *                                        38,000               225,653
KAP Beteiligungs AG                                  1,223                42,236
WMF-Wuerttemebgische
   Metallwarenfabrik AG                              6,000               153,143
                                                                  --------------
                                                                       6,718,189
                                                                  --------------
                                                                     105,530,419
GREECE 0.8%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.4%
Agricultural Bank of Greece                        604,262             3,051,101
Bank of Greece                                      26,314             3,133,045
                                                                  --------------
                                                                       6,184,146
COMMUNICATIONS UTILITIES  0.0%
Hellenic Telecommunications Organization
   S.A. *                                           15,000               330,399

CONSTRUCTION & HOMEBUILDING  0.0%
Aegek S.A. *                                        22,055                33,256

OIL DISTRIBUTION  0.4%
Hellenic Petroleum S.A.                            386,000             5,120,798

RETAIL  0.0%
Nirefs Aquaculture S.A.                            125,987               512,374
                                                                  --------------
                                                                      12,180,973
HONG KONG 1.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Asia Financial Holdings Ltd.                     1,066,000               576,164
Fubon Bank (Hong Kong) Ltd.                        998,000               366,607
Liu Chong Hing Bank Ltd.                           285,000               553,291
Public Financial Holdings Ltd.                     152,000               122,156
Wing Lung Bank Ltd.                                 93,800               809,368
                                                                  --------------
                                                                       2,427,586
CELLULAR & WIRELESS  0.0%
SmarTone Telecommunications Holdings
   Ltd.                                             23,500                23,369

COMMUNICATIONS UTILITIES  0.0%
Tom Online, Inc. *                               1,710,800               417,467

CONSUMER DURABLES  0.0%
Alco Holdings Ltd.                                  66,000                30,653

FINANCIAL INVESTMENTS  0.0%
Peregrine Investment Holdings Ltd. (b)              84,000                    --

INFORMATION & SERVICES  0.0%
USI Holdings Ltd.                                  292,727               124,398
Wai Kee Holdings Ltd.                               48,000                14,992
                                                                  --------------
                                                                         139,390
INSTRUMENTS  0.0%
Moulin Global Eyecare Holdings Ltd. (b)*           268,000                    --

IT HARDWARE  0.2%
Man Yue International Holdings Ltd.              1,230,000               243,224
Truly International Holdings Ltd.                  718,760               945,164
Varitronix International Ltd.                      100,000                59,904
Vtech Holdings Ltd.                                366,000             1,906,904
                                                                  --------------
                                                                       3,155,196
LAND & WATER TRANSPORTATION  0.2%
Transport International Holdings Ltd.              414,800             2,170,204

MISCELLANEOUS FINANCE  0.2%
Allied Properties HK Ltd.                          332,000               368,888
COL Capital Ltd.                                   480,000               167,105
Guoco Group Ltd.                                   237,000             2,804,463
Sun Hung Kai & Co., Ltd.                           103,000                93,402
                                                                  --------------
                                                                       3,433,858
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.0%
Proview International Holdings Ltd.              2,102,000               346,889

PUBLISHING, BROADCASTING & CINEMA  0.0%
Next Media Ltd.                                    790,000               440,640

REAL ESTATE DEVELOPMENT  0.6%
Allied Group Ltd.                                  185,600               487,872
Chevalier International Holdings Ltd.              308,000               387,025
China Motor Bus Co., Ltd.                            4,000                29,873
Chinese Estates Holdings Ltd.                    1,502,000             1,623,147
Goldlion Holdings Ltd.                             300,000                39,424
Hong Kong Ferry (Holdings) Co., Ltd.               294,280               325,931
Hopson Development Holdings Ltd.                   454,000               940,252
Keck Seng Investments                              340,000               103,975
Kerry Properties Ltd.                              590,000             2,015,403
Lippo Ltd.                                          21,000                 7,147
Polytec Asset Holdings Ltd.                        250,000                64,327
Tai Cheung Holdings Ltd.                         1,353,520               694,109
Tomson Group Ltd.                                  135,820                36,823

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Wheelock Properties Ltd.                         1,364,000             1,072,320
Wing On Co. International Ltd.                     256,500               433,115
                                                                  --------------
                                                                       8,260,743
RESTAURANTS, HOTELS & THEATERS  0.1%
Harbour Centre Development Ltd.                    180,000               288,957
Hongkong & Shanghai Hotels Ltd.                    952,192             1,054,929
                                                                  --------------
                                                                       1,343,886
RETAIL  0.0%
Linmark Group Ltd.                                 618,000                98,139

SOFTWARE  0.1%
Champion Technology Holdings Ltd.                3,587,582               587,351
SUNeVision Holdings Ltd.                         1,050,280               176,130
                                                                  --------------
                                                                         763,481
WHOLESALE  0.0%
Tan Chong International Ltd.                     1,236,000               278,511
                                                                  --------------
                                                                      23,330,012
IRELAND 0.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.4%
Kerry Group plc                                    277,832             5,892,158

CONSTRUCTION & HOMEBUILDING  0.1%
Abbey plc                                           95,712             1,154,431

IT HARDWARE  0.0%
Vislink plc                                        263,135               311,417

LAND & WATER TRANSPORTATION  0.0%
Irish Continental Group plc *                       19,095               260,688

MISCELLANEOUS FINANCE  0.0%
IFG Group plc                                      104,737                   225

OIL & COAL RESOURCES  0.1%
Dragon Oil plc *                                   440,439             1,286,613

WHOLESALE  0.1%
DCC plc                                             32,227               772,946
                                                                  --------------
                                                                       9,903,221
ITALY 4.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
Centrale del Latte di Torino & C S.p.A.                693                 3,687
La Doria S.p.A.                                    107,874               340,406
                                                                  --------------
                                                                         344,093
BANKS & CREDIT INSTITUTIONS  0.7%
Banca Piccolo Credito Valtellinese Scarl             5,594                77,304
Banca Popolare di Milano Scarl (BPM)                 8,710               110,883
Banca Popolare Italiana (a)*                       304,610             2,891,244
Banche Popolari Unite Scpa                         298,891             7,739,538
Banco di Sardegna S.p.A.                             1,532                34,123
                                                                  --------------
                                                                      10,853,092
BASIC MINERALS & METALS  0.1%
KME Group *                                      1,191,104               622,576

CHEMICALS & RUBBER  0.0%
Montefibre S.p.A. *                                431,574               179,954

COMMUNICATIONS UTILITIES  0.1%
Sirti S.p.A.                                       646,000             1,842,195

CONSTRUCTION & HOMEBUILDING  0.1%
Astaldi S.p.A.                                      48,558               290,831
Vianini Lavori S.p.A.                              134,442             1,590,767
                                                                  --------------
                                                                       1,881,598
CONSTRUCTION MATERIALS  1.1%
Buzzi Unicem S.p.A. (a)                             95,311             2,184,321
Caltagirone S.p.A.                                 118,192             1,350,114
Cementir S.p.A.                                     21,338               157,186
Italcementi S.p.A. (a)                             338,800             8,562,022
Italmobiliare S.p.A.                                51,402             4,498,576
                                                                  --------------
                                                                      16,752,219
ELECTRIC UTILITIES  0.4%
ACEA S.p.A                                          25,956               358,909
C.I.R. S.p.A. - Compagnie Industriali
   Riunite (a)                                   1,620,000             4,611,991
Cofide S.p.A. - Compagnia Finanziaria de
   Benedetti (a)                                 1,120,261             1,454,697
                                                                  --------------
                                                                       6,425,597
FINANCIAL INVESTMENTS  0.1%
ACSM Como S.p.A *                                   47,000               134,280
Mondo TV S.p.A. *                                   14,488               491,106
                                                                  --------------
                                                                         625,386
FURNITURE & HOUSEHOLD ITEMS  0.0%
Targetti Sankey S.p.A.                              48,232               377,171

GOVERNMENT AIRCRAFT & DEFENSE  0.3%
Finmeccanica S.p.A. (a)                            221,074             4,904,644

INFORMATION & SERVICES  0.0%
I Grandi Viaggi S.p.A.                             113,000               289,933

INSTRUMENTS  0.0%
Gefran S.p.A.                                       52,276               310,657

INSURANCE  0.2%
Fondiaria-Sai S.p.A. (a)                            26,789             1,093,949
Premafin Finanziaria S.p.A.                        571,292             1,588,643
                                                                  --------------
                                                                       2,682,592
LAND & WATER TRANSPORTATION  0.1%
Autostrada Torino-Milano S.p.A.                     38,853               794,427

METAL PRODUCTS & MACHINERY  0.2%
Biesse S.p.A.                                       66,578               953,051
Danieli & Co. S.p.A. (a)                           143,186             1,590,518
                                                                  --------------
                                                                       2,543,569
MISCELLANEOUS FINANCE  0.1%
Mittel S.p.A.                                      129,001               815,397

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
OIL DISTRIBUTION  0.1%
Cam Finanziaria S.p.A. (a)                         784,000             1,739,905

PUBLISHING, BROADCASTING & CINEMA  0.0%
Monrif S.p.A.                                      284,710               436,647

REAL ESTATE DEVELOPMENT  0.2%
Aedes S.p.A                                        304,139             2,004,413
IPI S.p.A.                                           9,935               108,648
                                                                  --------------
                                                                       2,113,061
RESTAURANTS, HOTELS & THEATERS  0.0%
ITALJOLLY - Compagnia Italiana dei Jolly
   Hotels S.p.A *                                   25,551               480,504

RETAIL  0.1%
Gruppo Coin S.p.A. *                               383,923             1,935,450

SOAPS & COSMETICS  0.0%
Mirato S.p.A.                                       27,431               307,686

SOFTWARE  0.1%
Engineering Ingegneria Informatica
   S.p.A.                                           16,899               625,937

TEXTILES & APPAREL  0.1%
Stefanel S.p.A.                                    132,000               663,189

WHOLESALE  0.0%
Boero Bartolomeo S.p.A.                             15,300               322,896
                                                                  --------------
                                                                      60,870,375
JAPAN 21.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.6%
Coca-Cola Central Japan Co., Ltd. (a)                  262             2,184,378
DyDo Drinco, Inc.                                   46,600             2,047,652
Fuji Foods, Inc.                                    14,000                47,314
Kinki Coca-Cola Bottling Co., Ltd. *                10,000                95,568
Morinaga & Co., Ltd. (a)                           128,000               352,376
Morinaga Milk Industry Co., Ltd.                   144,000               556,722
Nichiwa Sangyo Co., Ltd.                            17,000                75,767
Nisshin Seifun Group, Inc.                         241,500             2,695,031
Tokatsu Foods Co., Ltd.                             28,000               156,387
Yonekyu Corp.                                       17,000               193,317
                                                                  --------------
                                                                       8,404,512
AUTOS  0.5%
Aichi Machine Industry Co., Ltd.                   331,000               945,721
Calsonic Kansei Corp.                               26,000               166,010
Daido Metal Co., Ltd. (a)                          161,000             1,013,380
Fuji Heavy Industries Ltd.                         265,000             1,551,834
HI-LEX Corp.                                        28,600               489,232
Kanto Auto Works Ltd.                               59,000               724,330
Kyokuto Kaihatsu Kogyo Co., Ltd.                    52,300               400,102
Mitsuba Corp. (a)                                   99,000             1,068,938
Pacific Industrial Co., Ltd.                        40,000               242,454
Topre Corp.                                         14,400               135,653
Topy Industries Ltd.                               274,000               972,889
                                                                  --------------
                                                                       7,710,543
BANKS & CREDIT INSTITUTIONS  1.6%
Aichi Bank Ltd.                                     22,300             2,499,036
Akita Bank Ltd.                                    250,000             1,330,728
Daishi Bank Ltd.                                   255,000             1,136,547
Higo Bank Ltd.                                      39,000               289,206
Hitachi Capital Corp.                               23,500               411,389
Hyakugo Bank Ltd.                                  244,000             1,629,110
Kagawa Bank Ltd.                                   124,000               795,933
Kita-Nippon Bank Ltd.                               11,600               576,913
Kiyo Holdings Inc. *                               175,000               315,592
Miyazaki Bank Ltd.                                 164,000               838,543
Nanto Bank Ltd.                                     63,000               358,604
Nishi-Nippon City Bank Ltd. (a)                     42,000               201,311
Orient Corp. (a)                                   709,000             2,318,527
San-in Godo Bank Ltd.                               46,000               436,306
Sanyo Electric Credit Co., Ltd.                     12,200               257,583
Sanyo Shinpan Finance Co., Ltd.                     29,200             1,485,757
Shiga Bank Ltd.                                    251,000             1,615,314
Shimizu Bank Ltd.                                   13,100               601,230
Shinki Co., Ltd.                                   231,400             1,422,587
Taiko Bank Ltd.                                    156,000               483,219
The Bank of Iwate Ltd.                              14,000               874,630
The Kumamoto Family Bank Ltd.                       48,000               117,862
The Mie Bank Ltd.                                  317,000             1,732,400
Toho Bank Ltd.                                     331,000             1,504,089
Tomato Bank Ltd.                                    75,000               182,137
Yamagata Bank Ltd.                                 128,000               697,155
                                                                  --------------
                                                                      24,111,708
BASIC MINERALS & METALS  2.6%
Ahresty Corp.                                       54,200             1,435,621
Asahi Industries Co., Ltd.                             124               383,594
Chubu Steel Plate Co Ltd.                          106,500             1,415,649
Fujikura Ltd. (a)                                  242,000             2,671,427
Godo Steel Ltd. (a)                                 17,000               101,755
Hitachi Cable Ltd. (a)                             328,000             1,520,915
Kurimoto Ltd. (a)                                  214,000               599,983
Mitsubishi Materials Corp. (a)                     380,000             1,625,371
Mitsui Mining & Smelting Co., Ltd.                 108,000               639,104
Nakayama Steel Works Ltd. (a)                      454,000             1,740,125
Nichia Steel Works Ltd.                            154,000               605,051
Nippon Light Metal Co., Ltd. (a)                   716,000             1,963,027
Nippon Yakin Kogyo Co., Ltd. (a)                   300,500             1,320,271
Nisshin Steel Co., Ltd. (a)                      1,216,000             3,914,578
Osaka Steel Co., Ltd.                              128,200             2,344,848
Ryobi Ltd.                                         448,000             2,945,675
Showa Electric Wire & Cable Co., Ltd.              348,000               498,884
Sumitomo Pipe & Tube Co., Ltd.                      98,000               544,212
Sumitomo Titanium Corp.                             17,000             2,698,663
Toho Titanium Co., Ltd.                              1,100                59,538
Tokyo Steel Manufacturing Co., Ltd.                124,800             2,734,922
Tokyo Tekko Co Ltd                                  61,000               506,977
Toyo Kohan Co., Ltd.                               127,000               434,885
Yamato Kogyo Co., Ltd.                             159,100             3,559,046
Yodogawa Steel Works Ltd.                          460,000             2,523,076
                                                                  --------------
                                                                      38,787,197

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
BEER, LIQUOR, & TOBACCO  0.0%
Mercian Corp.                                       21,000                53,311
Oenon Holdings, Inc. (a)                            12,000                46,728
                                                                  --------------
                                                                         100,039
CHEMICALS & RUBBER  0.8%
Arakawa Chemical Industries Ltd.                    18,200               210,536
Atomix Co., Ltd.                                     3,000                14,449
Dainippon Ink & Chemicals, Inc. (a)                339,000             1,274,543
Kureha Chemical Industry Co., Ltd.                 314,000             1,499,378
Nippon Shokubai Co., Ltd. (a)                       49,000               600,110
Sakai Chemical Industry Co., Ltd.                  183,000               932,818
Showa Denko K.K. (a)                               477,000             2,123,212
SOFT99 Corp.                                        21,000               213,335
Sunstar, Inc.                                       39,000               200,861
Tokyo Ohka Kogyo Co., Ltd.                          55,400             1,416,828
Tokyo Printing Ink Manufacturing Co.,
   Ltd.                                              7,000                20,193
Ube Industries Ltd.                              1,239,000             3,586,655
                                                                  --------------
                                                                      12,092,918
COMMERCIAL AIRCRAFT & COMPONENTS  0.0%
Sumitomo Precision Products Co., Ltd.               82,000               488,080

CONSTRUCTION & HOMEBUILDING  1.1%
Asahi Kogyosha Co., Ltd.                             4,000                17,385
Asanuma Corp.                                      182,000               358,178
C-Cube Corp.                                        53,000               236,016
Dai-Dan Co., Ltd.                                   39,000               241,067
Daiho Corp. (a)                                     11,000                26,135
Daiichi Kensetu Corp.                               24,000               193,299
Fukuda Corp.                                         3,000                13,895
Hazama Corp. (a)                                     6,500                13,330
Kinden Corp.                                       206,000             1,765,623
Koatsu Kogyo Co., Ltd.                              13,000                55,491
Kodensha Co., Ltd.                                  42,000               147,404
Kumagai Gumi Co., Ltd. (a)*                         48,000               137,747
Kyudenko Corp.                                     182,000             1,080,925
Maeda Corp.                                        323,000             1,642,599
NEC Networks & System Integration Corp.             75,500               927,194
Nippo Corp.                                         52,000               441,720
Nippon Densetsu Kogyo Co., Ltd.                    122,000               810,121
Nippon Dentsu Co., Ltd.                             30,000               115,922
Nippon Road Co., Ltd.                              185,000               422,423
Nishimatsu Construction Co., Ltd. (a)              743,000             2,771,252
Ohmoto Gumi Co., Ltd.                               13,000                96,424
Oki Wintech Co., Ltd.                               28,000               160,248
Oriental Construction Co., Ltd.                      6,600                25,698
PanaHome Corp.                                      94,000               709,708
Sanki Engineering Co., Ltd.                         12,000                85,047
Sanyo Engineering & Construction, Inc.              21,000               133,639
Seibu Electric Industry Co., Ltd.                   61,000               343,707
Taihei Dengyo Kaisha Ltd.                            6,000                41,391
Taikisha Ltd.                                      118,200             1,482,536
Taisei Oncho Co., Ltd.                              45,000               177,478
Taisei Rotec Corp.                                 212,000               409,458
Takamatsu Corp.                                     39,500               760,569
Techno Ryowa Ltd.                                    2,300                14,356
Tsuchiya Home Co., Ltd.                             18,400                50,767
Wakachiku Construction Co., Ltd.                     8,000                13,509
Yokogawa Construction Co., Ltd.                      5,400                17,738
Yondenko Corp.                                      60,000               351,416
Yurtec Corp.                                        50,000               263,784
Zenitaka Corp.                                      57,000               158,697
                                                                  --------------
                                                                      16,713,896
CONSTRUCTION MATERIALS  1.1%
Central Glass Co., Ltd.                            143,000               850,883
DC Co., Ltd.                                        12,000                62,517
Fujimi, Inc.                                        15,300               357,968
Maeda Road Construction Co., Ltd.                  152,000             1,159,405
Mitani Sekisan Co., Ltd.                             9,000                69,258
Nihon Yamamura Glaaa Co., Ltd.                     378,000             1,145,562
Nippon Sheet Glass Co., Ltd. (a)                   712,000             3,961,793
Nittetsu Mining Co., Ltd.                           65,000               464,159
Noritake Co., Ltd.                                 296,000             1,646,112
Noritz Corp.                                       146,900             2,665,124
Sankyo Rikagaku Co., Ltd.                            4,000                51,398
Sanwa Shutter Corp. (a)                            130,000               765,896
Sumitomo Osaka Cement Co., Ltd. (a)                227,000               698,997
Taiheiyo Cement Corp.                              536,000             1,978,134
Toto Ltd.                                           21,000               200,464
Yokogawa Bridge Corp.                                6,000                34,358
                                                                  --------------
                                                                      16,112,028
CONSUMER DURABLES  0.0%
Zojirushi Corp.                                      2,000                20,278

DRUGS & PHARMACEUTICALS  0.5%
Cawachi Ltd.                                        65,900             2,263,398
Kaken Pharmaceutical Co., Ltd. (a)                 324,000             2,431,848
Nikken Chemicals Co., Ltd.                         219,000               680,646
Nippon Shinyaku Co., Ltd. (a)                       67,000               574,045
Nissui Pharmaceutical Co., Ltd.                      5,000                40,445
Torii Pharmaceutical Co., Ltd.                      91,600             1,588,393
                                                                  --------------
                                                                       7,578,775
FINANCIAL INVESTMENTS  0.3%
Gecoss Corp.                                        29,700               182,888
Ricoh Leasing Co., Ltd.                             80,900             2,344,025
Sankyo Frontier Co., Ltd.                           39,000               160,350
UFJ Central Leasing Co., Ltd.                       36,300             1,829,613
                                                                  --------------
                                                                       4,516,876
FOREST PRODUCTS & PAPER  0.0%
Nihon Decoluxe Co., Ltd.                             2,000                14,156

FURNITURE & HOUSEHOLD ITEMS  0.4%
Mitsubishi Plastics, Inc.                          301,000               988,744
Paramount Bed Co., Ltd.                             41,500               947,714
Riso Kagaku Corp.                                   36,200               632,682
Roland Corp.                                        82,400             1,875,551
Sekisui Chemical Co., Ltd.                          34,000               293,751
Tachikawa Corp.                                     60,600               423,997

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Toso  Co., Ltd.                                     21,000                69,875
Tsutsunaka Plastic Industry Co., Ltd.               59,000               230,455
                                                                  --------------
                                                                       5,462,769
GAS & OTHER PUBLIC UTILITIES  0.0%
Keiyo Gas Co., Ltd.                                 44,000               230,682
Otaki Gas Co., Ltd.                                 19,000               103,581
                                                                  --------------
                                                                         334,263
GOVERNMENT AIRCRAFT & DEFENSE  0.2%
Mitsui Engineering & Shipbuilding Co.,
   Ltd. (a)                                        855,000             2,620,127

INFORMATION & SERVICES  0.5%
AUTOBACS SEVEN Co., Ltd.                            77,400             3,372,372
Chodai Co., Ltd.                                    20,500                90,507
CTI Engineering Co., Ltd.                           49,500               399,636
Eight Consultants Co., Ltd.                              9                38,535
Eikoh, Inc.                                         52,000               291,370
Hitachi System & Services Ltd.                         400                 8,955
Horipro, Inc.                                          400                 4,159
Ichishin Co., Ltd.                                  17,500                82,921
Johnan Academic Preparatory Institute,
   Inc.                                             24,000                77,460
Keiiyu Co., Ltd.                                    20,600               188,799
Kinki Nippon Tourist Co., Ltd.                      15,000                56,326
Original Engineering Consultants Co.,
   Ltd.                                             13,000                60,160
Secom Joshinetsu Co., Ltd.                          14,600               341,466
TKC Corp.                                           81,500             1,752,630
Toyo TEC Co., Ltd.                                     500                 5,896
Wesco, Inc.                                         55,400               255,560
                                                                  --------------
                                                                       7,026,752
INSTRUMENTS  0.1%
Fukuda Denshi Co., Ltd.                                900                29,489
Furuno Electric Co., Ltd                             3,000                31,905
Hitachi Medical Corp.                              102,000             1,124,914
                                                                  --------------
                                                                       1,186,308
INSURANCE  0.0%
Nisshin Fire & Marine Insurance Co.,
   Ltd.                                             42,000               194,493

IT HARDWARE  1.8%
Alps Electric Co., Ltd. (a)                        183,400             2,292,771
Citizen Watch Co., Ltd. (a)                        255,700             2,313,925
Daiichikosho Co., Ltd.                             200,000             2,244,087
Dainippon Screen Mfg. Co., Ltd. (a)                360,000             3,294,874
Daishinku Corp.                                     12,000                69,021
Enplas Corp.                                        71,500             1,376,045
Futaba Corp.                                        48,600             1,248,519
Hitachi Kokusai Electric, Inc. (a)                 269,000             3,073,128
Minebea Co., Ltd.                                  282,000             1,537,805
Mitsumi Electric Co., Ltd. (a)                     130,500             1,544,149
Nippon Antenna Co., Ltd.                            19,000               150,038
Nippon Signal Co., Ltd                             232,000             2,221,178
Oki Electric Industry Co., Ltd. (a)                 65,000               153,155
Shindengen Electric Manufacturing Co.,
   Ltd. (a)                                        289,000             1,433,826
Tamura Corp.                                        55,000               223,709
Teikoku Tsushin Kogyo Co., Ltd                       4,000                19,963
Toshiba Tec Corp.                                  626,000             3,103,047
                                                                  --------------
                                                                      26,299,240
LAND & WATER TRANSPORTATION  0.7%
Daiwa Logistics Co., Ltd.                            2,200                21,567
Hitachi Transport System Ltd.                      159,000             1,600,014
Isewan Terminal Service Co., Ltd.                   75,000               513,014
K.R.S. Corp.                                         7,000               105,098
Kawanishi Warehouse Co., Ltd.                        7,000                73,454
Meiko Trans Co., Ltd.                               26,000               328,954
Nagoya Railroad Co., Ltd. (a)                      564,000             1,829,651
Nippon Konpo Unyu Soko Co., Ltd.                   156,000             2,235,408
Nissin Corp.                                        52,000               222,682
Seino Transportation Co., Ltd. (a)                 272,000             2,874,730
Tokyo Kisen Co., Ltd.                               10,000                67,019
                                                                  --------------
                                                                       9,871,591
METAL PRODUCTS & MACHINERY  2.2%
ABILIT Corp.                                        14,100               138,298
Aida Engineering Ltd.                               13,000                87,979
Amada Co., Ltd.                                    181,000             1,900,475
Asahi Diamond Industrial Co., Ltd.                 144,000             1,257,157
Corona Corp.                                        49,100               899,305
Ebara Corp. (a)                                    706,000             3,016,941
Fuji Electric Holdings Co., Ltd.                   503,000             2,634,250
Fuji Machine Manufacturing Co Ltd                   44,000             1,068,363
Fujitec Co., Ltd. (a)                              123,000               813,303
Glory Ltd.                                         116,600             2,245,973
Heiwa Corp. (a)                                     86,500             1,200,163
Hokkan Holdings, Ltd.                               19,000                70,661
Ishikawajima Transportation Machinery
   Co., Ltd.                                        16,000                70,498
Ishikawajima-Harima Heavy industries
   Co., Ltd. (a)                                   653,000             2,068,404
Kioritz Corp.                                      247,000               927,036
Komori Corp. (a)                                   148,000             3,152,887
Nakano Refrigerators Co., Ltd.                       2,000                25,980
Nippon Thompson Co., Ltd.                          154,000             1,808,796
Nireco Corp.                                         1,000                 9,166
Nissei Plastic Industrial Co., Ltd.                 41,600               382,542
Nissin Electric Co., Ltd. (a)                      267,000             1,264,753
NOHMI BOSAI Ltd.                                     8,000                63,528
Piolax Inc.                                          8,800               192,597
Sanso Electric Co., Ltd.                            15,000                77,224
Sekisui Jushi Corp.                                138,000             1,042,455
Shibuya Kogyo Co Ltd.                                4,900                40,973
ShinMaywa Industries Ltd.                          378,000             1,981,936
Sinko Kogyo Co., Ltd.                               72,000               285,975
Sintokogio Ltd.                                    156,000             2,074,215
Sumitomo Heavy Industries Ltd.                       4,000                36,960
Takeuchi Mfg. Co., Ltd.                              1,900                85,352
Tsubakimoto Chain Co.                              191,000             1,249,745
Tsurumi Manufacturing Co Ltd.                        4,000                39,714

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Wakita & Co., Ltd.                                  50,000               459,047
                                                                  --------------
                                                                      32,672,651
MISCELLANEOUS FINANCE  0.6%
Daiko Clearing Services Corp. (a)                   31,400               475,614
Japan Asia Investment Co., Ltd.                     17,000               121,866
Matsui Securities Co., Ltd.                          6,800                64,512
Mito Securities Co., Ltd.                          167,000             1,011,058
Okasan Holdings, Inc. (a)                          281,000             2,704,566
Osaka Securities Finance Co., Ltd.                  55,300               361,356
SMBC Friend Securities Co., Ltd.                   387,000             3,241,600
Takagi Securities Co., Ltd.                         32,000               178,319
Toyo Securities Co., Ltd.                           47,000               260,020
                                                                  --------------
                                                                       8,418,911
OIL & COAL RESOURCES  0.1%
Japan Petroleum Exploration Co., Ltd.               34,700             2,205,539

OIL DISTRIBUTION  0.4%
Cosmo Oil Co., Ltd.                                483,000             2,176,893
Itohchu Enex Co., Ltd.                             267,900             1,703,220
Showa Shell Sekiyu K.K. (a)                        192,300             2,259,059
                                                                  --------------
                                                                       6,139,172
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.4%
Brother Industries Ltd.                            250,000             2,466,574
Canon Finetech, Inc.                               104,100             1,744,225
Eizo Nanao Corp.                                    70,300             2,205,017
Noritsu Koki Co., Ltd.                               2,400                54,375
                                                                  --------------
                                                                       6,470,191
PUBLISHING, BROADCASTING & CINEMA  0.0%
Chubu-Nippon Broadcasting Co., Ltd.                    300                 3,748
RKB Mainichi Broadcasting Corp.                     12,000               119,934
                                                                  --------------
                                                                         123,682
REAL ESTATE DEVELOPMENT  1.0%
Airport Facilties Co., Ltd.                        171,000             1,163,859
Aoki Marine Co., Ltd.                                5,000                21,135
Cowboy Co., Ltd.                                    55,000               177,830
Hankyu Holdings, Inc. (a)                          207,000             1,011,057
HASEKO Corp. (a)*                                1,117,500             3,800,785
Hosoda Corp.                                        41,000               240,413
J Bridge Corp. *                                    70,000               370,513
Japan Airport Terminal Co., Ltd.                    51,100               555,390
Nisshin Fudosan Co., Ltd.                           68,700             1,007,849
Tokyu Land Corp. (a)                               552,000             4,300,564
Towa Real Estate Development Co.,
   Ltd. (a)*                                       369,000             2,104,973
Yuraku Real Estate Co., Ltd.                        39,000               212,429
                                                                  --------------
                                                                      14,966,797
RESTAURANTS, HOTELS & THEATERS  0.2%
Daikoku Denki Co., Ltd.                              7,600               237,734
Daisyo Corp.                                        71,900             1,101,235
Friendly Corp.                                       9,000                41,658
Gourmet Kineya Co., Ltd.                            45,000               357,221
Matsuya Foods Co., Ltd.                              4,300                76,006
Royal Holdings Co., Ltd. (a)                         5,700                88,389
Shidax Corp.                                           940             1,094,410
                                                                  --------------
                                                                       2,996,653
RETAIL  1.4%
Aichi Toyota Motor Co., Ltd.                        20,000               367,668
Aoki International Co., Ltd.                       100,000             1,730,348
Aoyama Trading Co., Ltd.                           103,600             3,244,768
Belluna Co., Ltd.                                    3,000                57,431
Blue Grass Co., Ltd.                                15,000               267,547
Daiwa Co., Ltd.                                     35,000               112,140
Hankyu Department Stores, Inc. (a)                  39,000               302,569
Haruyama Trading Co., Ltd.                          21,900               297,936
Izumiya Co., Ltd.                                   77,000               605,275
Jeans Mate Corp.                                    24,400               299,510
Kasumi Co Ltd.                                      66,000               410,625
Maxvalu Nishinihon Co., Ltd.                         8,900               122,732
Okuwa Co., Ltd                                     125,000             1,605,290
Parco Co., Ltd.                                    143,000             1,462,225
Poplar Co., Ltd.                                     2,300                24,628
Sanei-International Co Ltd.                          3,800               168,724
Sazaby, Inc.                                        42,300             1,197,896
Senshukai Co., Ltd.                                119,000             1,273,109
The Daiei, Inc. (a)*                               129,300             2,716,601
Three F Co., Ltd.                                      200                 1,669
Uny Co., Ltd.                                      251,000             3,701,821
Valor Co Ltd.                                        6,300               114,985
                                                                  --------------
                                                                      20,085,497
SOAPS & COSMETICS  0.0%
ADERANS Co., Ltd.                                       85                 2,293

SOFTWARE  0.1%
Fujitsu Business Systems Ltd.                       76,900             1,169,585
Japan Process Development Co., Ltd.                  9,600                90,665
NEC Fielding Ltd. (a)                               50,000               592,528
                                                                  --------------
                                                                       1,852,778
TEXTILES & APPAREL  0.6%
Fuji Corp.                                          11,000               123,194
Fujix Ltd.                                           9,000                55,860
Ichikawa Co., Ltd.                                  79,000               318,906
Japan Wool Textile Co., Ltd.                       272,000             2,330,332
Jichodo Co., Ltd.                                    6,000                56,524
King Co., Ltd.                                      45,000               169,489
Kurabo Industries Ltd.                             790,000             2,505,275
Morishita Co., Ltd.                                  8,000                83,887
ONWARD KASHIYAMA Co., Ltd. (a)                      20,000               307,765
Tokyo Style Co., Ltd.                              250,000             2,975,796
Yagi Corp.                                          30,000               108,823
                                                                  --------------
                                                                       9,035,851
TRADING COMPANY  0.2%
Sojitz Corp. (a)*                                  701,400             2,773,453

WHOLESALE  1.3%
Canon Sales Co., Inc. (a)                          107,000             2,205,699
Daiwabo Information System Co., Ltd.                 6,000                96,497
Denkyosha Co., Ltd.                                 12,000               104,366

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Fujitsu Devices Inc.                                 1,000                14,255
Hanwa Co Ltd.                                        7,000                27,185
Inaba Denki Sangyo Co., Ltd.                         4,600               154,864
Japan Pulp & Paper Co., Ltd.                        54,000               210,894
Kaga Electronics Co., Ltd. (a)                      92,200             1,872,168
Kamei Corp.                                         93,000               716,624
Kanaden Corp.                                       91,000               632,189
Kato Sangyo Co., Ltd.                               81,900             1,193,966
Mitani Corp.                                        15,000               182,471
Mitsuuroko Co., Ltd.                                65,000               466,056
Nagahori Corp.                                      53,000               292,286
Onoken Co., Ltd.                                    57,300               815,895
Ryoden Trading Co., Ltd.                           159,000             1,258,959
Ryosan Co., Ltd.                                    73,100             1,915,155
Ryoyo Electro Corp.                                 10,800               138,213
San-Ai Oil Co., Ltd.                                29,000               126,729
Sanshin Electronics Co., Ltd.                       77,000               833,486
Shinko Shoji Co., Ltd.                              10,000               134,668
Sinanen Co., Ltd.                                  235,000             1,179,781
SUZUKEN Co., Ltd. (a)                               69,600             2,761,213
TEN ARROWS Co., Ltd.                                 6,700                49,168
Tokiwa Yakuhin Co., Ltd.                            10,000                39,167
Totech Corp.                                        22,000               181,899
Trusco Nakayama Corp.                               30,900               606,882
Tsuzuki Densan Co., Ltd.                            19,200               105,250
Uehara Sei Shoji Co., Ltd.                          43,000               266,120
Yuasa Funashoku Co., Ltd.                            2,000                 6,326
                                                                  --------------
                                                                      18,588,431
                                                                  --------------
                                                                     315,978,448
MALAYSIA 0.0%
--------------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT  0.0%
Rekapacific Berhad (b)*                             24,000                    --

NETHERLANDS 2.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.0%
CSM NV                                               4,657               129,591
Koninklijke Wessanen N.V.                           34,929               474,857
                                                                  --------------
                                                                         604,448
BANKS & CREDIT INSTITUTIONS  0.1%
Kas Bank N.V.                                       54,000             1,410,109

BASIC MINERALS & METALS  0.0%
Draka Holding (a)*                                   3,500                62,802

CONSTRUCTION & HOMEBUILDING  0.1%
Batenburg Beheer N.V.                                2,126               134,846
Heijmans N.V. (a)                                   16,502               818,701
                                                                  --------------
                                                                         953,547
FOREST PRODUCTS & PAPER  0.0%
Crown Van Gelder N.V.                                8,400               199,087

FURNITURE & HOUSEHOLD ITEMS  0.0%
Hunter Douglas N.V.                                  1,168                78,656

INFORMATION & SERVICES  0.4%
Grontmij N.V.                                          390                35,142
Koninklijke BAM Groep N.V.                         277,900             5,513,997
                                                                  --------------
                                                                       5,549,139
LAND & WATER TRANSPORTATION  0.0%
H.E.S. Beheer N.V.                                  18,000               362,888

METAL PRODUCTS & MACHINERY  0.1%
BE Semiconductor Industries N.V. (a)*               74,902               429,698
Koninklijke Nedschroef Holding N.V.                  4,789               245,470
                                                                  --------------
                                                                         675,168
MISCELLANEOUS FINANCE  0.0%
Van der Moolen Holding N.V. (a)                     86,141               625,502

OIL & COAL RESOURCES  0.8%
Koninklijke DSM N.V.                               291,000            12,107,087

PUBLISHING, BROADCASTING & CINEMA  0.1%
DOCdata N.V.                                        20,107               206,514
Wegener N.V.                                        87,917             1,308,478
                                                                  --------------
                                                                       1,514,992
SOFTWARE  0.1%
Getronics N.V. (a)                                  77,000               827,052

WHOLESALE  0.5%
Amsterdam Commodities N.V.                          57,051               261,856
Buhrmann N.V.                                      301,000             4,363,939
Neways Electronic International N.V.                29,321               290,447
Univar N.V.                                         55,200             2,612,737
                                                                  --------------
                                                                       7,528,979
                                                                  --------------
                                                                      32,499,456
NEW ZEALAND 0.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
AFFCO Holdings Ltd.                                887,761               210,619
PGG Wrightson Ltd.                                  10,235                13,834
Sanford Ltd.                                        93,757               285,996
                                                                  --------------
                                                                         510,449
ELECTRIC UTILITIES  0.0%
TrustPower Ltd.                                      5,277                22,844

LAND & WATER TRANSPORTATION  0.1%
Mainfreight Ltd.                                   234,510               793,380
Tourism Holdings Ltd.                              195,389               211,988
                                                                  --------------
                                                                       1,005,368
METAL PRODUCTS & MACHINERY  0.0%
Fletcher Building Ltd.                              88,835               495,283

PUBLISHING, BROADCASTING & CINEMA  0.0%
Sky Network Television Ltd.                        106,735               373,812

REAL ESTATE DEVELOPMENT  0.0%
Millennium & Capthorne Hotels New
   Zealand Ltd.                                  1,147,522               419,589

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
RETAIL  0.0%
Hallenstein Glasson Holdings Ltd.                   52,084               166,283

WHOLESALE  0.0%
Fisher & Paykel Healthcare Corp.                     1,500                 3,945
                                                                  --------------
                                                                       2,997,573
NORWAY 0.5%
--------------------------------------------------------------------------------
GOVERNMENT AIRCRAFT & DEFENSE  0.3%
Aker Yards A/S                                      46,341             3,256,805
Kongsberg Gruppen A/S                               55,613             1,250,595
                                                                  --------------
                                                                       4,507,400
LAND & WATER TRANSPORTATION  0.1%
Fosen Trafikklag ASA                                   187                15,771
Stolt-Nielsen S.A. (a)                              85,054             1,993,215
                                                                  --------------
                                                                       2,008,986
MISCELLANEOUS FINANCE  0.0%
Skiens Aktiemolle ASA                                8,622               160,670

OIL DRILLING & SERVICES  0.1%
Petrolia Drilling ASA (a)*                         487,405               222,517
TGS Nopec Geophysical Co. ASA *                     20,756               367,817
                                                                  --------------
                                                                         590,334
                                                                  --------------
                                                                       7,267,390
PORTUGAL 0.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
Banco Espirito Santo, S.A.                         264,262             3,561,523

FINANCIAL INVESTMENTS  0.3%
Banco Comercial Portugues S.A.                   1,596,713             4,536,039

REAL ESTATE DEVELOPMENT  0.0%
Teixeira Duarte - Engenharia Construcoes
   S.A.                                             14,952                27,730

RESTAURANTS, HOTELS & THEATERS  0.0%
Ibersol SGPS S.A.                                   35,747               368,064
Solverde                                                 1                    14
                                                                  --------------
                                                                         368,078
                                                                  --------------
                                                                       8,493,370
SINGAPORE 0.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Asia Food & Properties Ltd.                      2,182,000               977,562
Golden Agri-Resources Ltd.                       1,784,200               789,565
                                                                  --------------
                                                                       1,767,127
AUTOS  0.1%
Jardine Cycle & Carriage Ltd.                      102,000               644,991

FINANCIAL INVESTMENTS  0.2%
K1 Ventures Ltd. *                               2,583,000               580,205
Kim Eng Holdings Ltd.                              901,513               800,588
Metro Holdings Ltd.                                128,000                64,349
Overseas Union Enterprise Ltd.                     290,500             1,857,723
                                                                  --------------
                                                                       3,302,865
FURNITURE & HOUSEHOLD ITEMS  0.0%
Fu Yu Corp., Ltd.                                1,047,000               257,984

INFORMATION & SERVICES  0.0%
United Engineers Ltd.                               51,000                58,903

IT HARDWARE  0.1%
WBL Corp., Ltd.                                    202,160               689,760

LAND & WATER TRANSPORTATION  0.0%
SBS Transit Ltd.                                   167,500               229,514
Singapore Shipping Corp., Ltd.                     104,000                35,527
                                                                  --------------
                                                                         265,041
METAL PRODUCTS & MACHINERY  0.0%
Amtek Engineering Ltd.                             148,120                47,300

MISCELLANEOUS FINANCE  0.1%
G.K. Goh Holdings Ltd.                             496,083               272,028
Hotung Investment Holdings Ltd. *                2,185,000               252,437
UOB-Kay Hian Holdings Ltd.                       1,331,850             1,002,196
                                                                  --------------
                                                                       1,526,661
OIL DISTRIBUTION  0.1%
Singapore Petroleum Co., Ltd.                      619,000             1,978,989

REAL ESTATE DEVELOPMENT  0.1%
China Merchants Holdings Pacific Ltd.               10,000                 4,912
Guocoland Ltd.                                     447,000               684,175
Haw Par Corp., Ltd.                                 11,000                39,663
                                                                  --------------
                                                                         728,750
RESTAURANTS, HOTELS & THEATERS  0.0%
Amara Holdings Ltd.                                269,000                43,311
Hotel Grand Central Ltd.                            13,000                 5,467
Hotel Plaza Ltd.                                   231,000               181,591
Raffles Holdings Ltd.                               24,000                10,524
Stamford Land Corp., Ltd.                          660,000               124,916
                                                                  --------------
                                                                         365,809
SOFTWARE  0.0%
GES International Ltd.                             241,000               156,984

WHOLESALE  0.0%
Asia Pacific Breweries Ltd.                          1,000                 6,874
GP Industries Ltd.                                 149,000                58,599
                                                                  --------------
                                                                          65,473
                                                                  --------------
                                                                      11,856,637
SOUTH KOREA 3.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Daehan Flour Mill Co., Ltd.                            622                90,429
Dongwon F&B Co., Ltd.                                2,290               150,856
Lotte Confectionery Co., Ltd.                          270               339,876
Lotte Samkang Co., Ltd.                              2,644               427,283
Namyang Dairy Products Co., Ltd.                       573               414,390
Ottogi Corp.                                           130                15,622
Samyang Corp.                                          320                17,729
Samyang Genex Co Ltd.                                1,500               131,958
                                                                  --------------
                                                                       1,588,143

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
BASIC MINERALS & METALS  0.4%
Dongbu Steel Co., Ltd.                               9,440                73,114
INI Steel Co.                                       70,310             2,532,480
Korea Iron & Steel Co Ltd.                          17,020               582,852
Korea Zinc Co., Ltd.                                27,950             2,190,925
                                                                  --------------
                                                                       5,379,371
CHEMICALS & RUBBER  0.2%
Hankook Tire Manft                                 114,880             1,348,113
Honam Petrochemical Corp.                           28,110             1,371,293
                                                                  --------------
                                                                       2,719,406
COMMUNICATIONS UTILITIES  0.2%
KTHitel Co., Ltd. *                                 51,390               363,781
LS Cable Ltd.                                       24,650               871,370
SKC Co., Ltd.                                       47,280             1,035,336
                                                                  --------------
                                                                       2,270,487
CONSTRUCTION & HOMEBUILDING  0.2%
Daelim Industrial Co., Ltd.                         10,210               640,100
Dongwon Development Co., Ltd.                       29,900               362,052
Hyundai Development Co.                             40,900             1,767,870
Korea Development Corp.                              1,429                29,924
Poonglim Industrial Co., Ltd.                       82,910               698,038
                                                                  --------------
                                                                       3,497,984
CONSTRUCTION MATERIALS  0.1%
Asia Cement Co., Ltd.                               19,410               756,965
Hyundai Cement Co., Ltd.                             8,390               253,800
                                                                  --------------
                                                                       1,010,765
DRUGS & PHARMACEUTICALS  0.1%
Boryung Pharmaceutical Co., Ltd.                       186                 5,573
Green Cross Holdings Corp.                           8,910               465,079
Il Dong Pharmaceutical Co., Ltd.                    18,460               716,024
Shin Poong Pharmaceutical Co., Ltd.                  5,330               125,311
                                                                  --------------
                                                                       1,311,987
FOREST PRODUCTS & PAPER  0.0%
Hansol Paper Co., Ltd.                              50,870               541,365
Shinmoorim Paper Manufacturing Co., Ltd.            15,000               134,509
                                                                  --------------
                                                                         675,874
FURNITURE & HOUSEHOLD ITEMS  0.0%
Kumho Electric Co., Ltd.                             5,410               243,899

GAS & OTHER PUBLIC UTILITIES  0.1%
E1 Corp.                                            10,540               435,951
KyungDong City Gas Co., Ltd.                           410                14,627
Pusan City Gas Co., Ltd.                               430                 8,735
Samchully Co., Ltd.                                  7,430               762,774
Seoul City Gas Co., Ltd.                             8,380               589,678
                                                                  --------------
                                                                       1,811,765
GOVERNMENT AIRCRAFT & DEFENSE  0.0%
Hanjin Heavy Industries & Construction
   Co., Ltd.                                         4,650               124,524

INFORMATION & SERVICES  0.0%
Samho International Co., Ltd.                       33,600               460,239

INSTRUMENTS  0.1%
INTOPS Co., Ltd.                                    33,570               794,765

INSURANCE  0.4%
First Fire & Marine Insurance Co., Ltd. *          107,530               389,608
Korean Reinsurance Co.                             199,501             2,238,632
LG Insurance Co., Ltd.                             109,870             1,647,852
Meritz Fire & Marine Insurance Co., Ltd.           172,530             1,025,862
Shindongah Fire & Marine Insurance Co.,
   Ltd. *                                              690                 4,712
                                                                  --------------
                                                                       5,306,666
IT HARDWARE  0.1%
LG Micron Ltd.                                      14,880               673,157
Sam Young Electronics Co., Ltd.                     19,760               164,550
                                                                  --------------
                                                                         837,707
LAND & WATER TRANSPORTATION  0.2%
Hyundai Merchant Marine Co Ltd.                    109,420             2,089,829
Korea Line Corp.                                    15,880               467,390
                                                                  --------------
                                                                       2,557,219
METAL PRODUCTS & MACHINERY  0.0%
SFA Engineering Corp.                                  920                32,162

MISCELLANEOUS FINANCE  0.4%
Samsung Securities Co., Ltd.                        25,840             1,387,845
Tong Yang Investment Bank *                        153,240             1,985,810
Woori Investment & Securities Co., Ltd.            150,240             3,135,569
                                                                  --------------
                                                                       6,509,224
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.2%
Samsung Techwin Co., Ltd.                           97,150             2,661,090

RETAIL  0.1%
Hyundai Department Store Co., Ltd.                  26,800             2,069,483

SOAPS & COSMETICS  0.1%
LG Household & Health Care Ltd.                     16,990             1,463,310

SOFTWARE  0.2%
Hyundai Information Technology Co.,
   Ltd. *                                          189,320               555,134
NHN Corp. *                                          7,850             2,722,486
                                                                  --------------
                                                                       3,277,620
TEXTILES & APPAREL  0.2%
Cheil Industries, Inc.                              85,640             2,985,778
Ilshin Spinning Co., Ltd.                            2,840               112,103
                                                                  --------------
                                                                       3,097,881
WHOLESALE  0.1%
BSE Holdings Co., Ltd. *                             3,030                26,843
DC Chemical Co., Ltd.                               30,250             1,162,820
Dong Ah Tire & Rubber Co., Ltd.                      6,440                37,552

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Samsung Fine Chemicals Co., Ltd.                    36,790               932,309
                                                                  --------------
                                                                       2,159,524
                                                                  --------------
                                                                      51,861,095
SPAIN 5.0%
--------------------------------------------------------------------------------
AIRLINES  0.3%
Iberia Lineas Aereas de Espana S.A. (a)          1,914,000             4,937,928

BANKS & CREDIT INSTITUTIONS  0.8%
Banco de Sabadell SA (a)                           353,291            12,365,424

CHEMICALS & RUBBER  0.0%
La Seda de Barcelona S.A., Class B (a)*            129,417               368,313

CONSTRUCTION & HOMEBUILDING  1.3%
Acciona S.A. (a)                                    32,047             4,972,214
Fomento de Construcciones y Contratas
   S.A. (a)                                        130,274             9,898,794
Obrascon Huarte Lain S.A. *                        186,909             3,492,766
Uralita S.A. (a)                                   216,000             1,073,596
                                                                  --------------
                                                                      19,437,370
CONSTRUCTION MATERIALS  0.2%
Cementos Portland Valderrivas S.A.                  34,207             3,560,999

INFORMATION & SERVICES  0.1%
Dinamia Capital Privado. Sociedad de
   Capital Riesgo S.A.                              24,837               635,260

INSTRUMENTS  0.0%
Indo Internacional S.A.                             23,290               299,978

METAL PRODUCTS & MACHINERY  0.1%
Construcciones y Auxiliar de
   Ferrocarriles S.A.                                9,115             1,198,720

PUBLISHING, BROADCASTING & CINEMA  0.4%
Gestevision Telecinco S.A. (a)                     257,346             6,167,130

REAL ESTATE DEVELOPMENT  0.7%
Corporacion Financiera Alba S.A.                    91,728             5,082,483
Inmobiliaria Urbis S.A.                            201,805             5,241,639
                                                                  --------------
                                                                      10,324,122
RESTAURANTS, HOTELS & THEATERS  0.7%
NH Hoteles, S.A. (a)                               279,000             5,000,917
Sol Melia, S.A. (a)                                286,044             4,617,212
                                                                  --------------
                                                                       9,618,129
WHOLESALE  0.4%
Compania de Distribucion Integral
   Logista S.A.                                     71,058             4,238,278
Pescanova S.A.                                         376                11,166
Unipapel S.A.                                       31,763               800,342
                                                                  --------------
                                                                       5,049,786
                                                                  --------------
                                                                      73,963,159
SWEDEN 1.8%
--------------------------------------------------------------------------------
AIRLINES  0.3%
SAS AB (a)*                                        360,000             3,785,182

BANKS & CREDIT INSTITUTIONS  0.0%
Hagstromer & Qviberg AB                             11,748               269,451

BASIC MINERALS & METALS  0.6%
Boliden AB                                         501,439             9,220,341
Profilgruppen AB                                     3,615                41,079
                                                                  --------------
                                                                       9,261,420
CHEMICALS & RUBBER  0.0%
Geveko AB                                           10,024               270,722

COMMUNICATIONS UTILITIES  0.3%
Tele2 AB, Class B (a)                              452,000             4,566,884

FINANCIAL INVESTMENTS  0.0%
Novestra AB                                         72,878               249,520

GOVERNMENT AIRCRAFT & DEFENSE  0.4%
Saab AB                                            213,000             5,410,432

INFORMATION & SERVICES  0.0%
Active Biotech AB *                                 33,759               308,165
Poolia AB                                            1,112                 7,097
                                                                  --------------
                                                                         315,262
LAND & WATER TRANSPORTATION  0.0%
Rederi AB Transatlantic                             65,778               315,173

METAL PRODUCTS & MACHINERY  0.0%
AB Traction, shares B                               10,890                95,536
Midway Holdings AB                                  37,868               260,257
                                                                  --------------
                                                                         355,793
MISCELLANEOUS FINANCE  0.0%
Svolder AB                                          21,132               206,010

REAL ESTATE DEVELOPMENT  0.0%
Home Properties AB                                   3,078                45,355

RESTAURANTS, HOTELS & THEATERS  0.0%
Cherryforetagen AB *                                20,978                71,588

SOFTWARE  0.1%
Addnode AB *                                        34,730               121,162
Bure Equity AB *                                 1,095,228               424,367
Observer AB *                                       14,464                55,181
                                                                  --------------
                                                                         600,710
WHOLESALE  0.1%
Beijer AB G&L                                       14,027               317,152
OEM International AB                                20,200               448,248
                                                                  --------------
                                                                         765,400
                                                                  --------------
                                                                      26,488,902
SWITZERLAND 7.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Barry Callebaut AG                                  10,895             4,597,844

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Groupe Minoteries S.A.                                 614               123,549
                                                                  --------------
                                                                       4,721,393
AUTOS  0.1%
Rieter Holding AG                                    3,561             1,367,589

BANKS & CREDIT INSTITUTIONS  0.2%
Banque Cantonale du Jura                               187                66,775
Banque Cantonale Vaudoise                            5,924             2,026,340
Graubunder Kantonalbank                                712               613,658
St. Galler Kantonalbank                                504               172,799
Verwaltungs- und Privat-Bank AG                        297                63,028
                                                                  --------------
                                                                       2,942,600
BASIC MINERALS & METALS  0.2%
Georg Fischer AG - Reg'd. *                          4,700             2,013,010
Swiss Steel AG                                       7,800               382,095
UMS Schweizerische Metallwerke
   Holding AG *                                     18,631               253,439
                                                                  --------------
                                                                       2,648,544
BIOTECHNOLOGY  0.6%
Serono S.A., Class B (a)                            12,540             8,631,219

CHEMICALS & RUBBER  0.8%
Ciba Specialty Chemicals AG                        126,446             7,049,054
Clariant AG (a)*                                   350,253             4,958,956
                                                                  --------------
                                                                      12,008,010
CONSTRUCTION MATERIALS  0.2%
Forbo Holding AG *                                   7,335             1,895,492
Vetropack Holding S.A.                                 546               530,301
                                                                  --------------
                                                                       2,425,793
DRUGS & PHARMACEUTICALS  0.1%
Siegfried Holding AG                                 8,385             1,189,899

ELECTRIC UTILITIES  0.0%
Energiedienst Holding AG *                             550               221,141

FINANCIAL INVESTMENTS  0.2%
AIG Private Equity Ltd. *                            9,798             1,265,105
LO Holding Lausanne-Ouchy S.A.                         197               157,968
OZ Holding AG                                          408                30,781
Private Equity Holding AG *                          3,000                82,774
Schweizerhall Holding AG                            10,924             1,019,267
                                                                  --------------
                                                                       2,555,895
FOREST PRODUCTS & PAPER  0.1%
Harwanne Compagnie de participations
   industielles et financieres S.A.                  1,663               333,267
Industrieholding Cham AG                             2,117               657,446
                                                                  --------------
                                                                         990,713
INFORMATION & SERVICES  0.2%
Kuoni Reisen Holding AG *                            5,747             3,224,769

INSTRUMENTS  0.1%
Carlo Gavazzi Holding AG                             2,007               349,228
Comet Holding AG                                     2,000               328,542
Inficon Holding AG                                   8,287               982,862
Medisize Holding AG *                                5,370               368,967
                                                                  --------------
                                                                       2,029,599
INSURANCE  1.7%
Baloise Holding AG, Class R (a)                     99,600             7,644,834
Helvetia Patria Holding                             14,849             3,903,827
Schweiz Natl-Vers-Ges                                3,206             1,786,515
Swiss Life Holding (a)*                             48,240            11,289,149
Vaudoise Assurances Holding S.A.                     4,126               577,968
                                                                  --------------
                                                                      25,202,293
IT HARDWARE  0.1%
Huber & Suhner AG                                   15,445             1,570,940
Lem Holding AG                                       3,680               508,707
Schaffner Holding AG *                                 660                85,217
SEZ Holding AG *                                     6,476               165,573
                                                                  --------------
                                                                       2,330,437
LAND & WATER TRANSPORTATION  0.0%
Jungfraubahn Holding AG                             16,574               582,322

METAL PRODUCTS & MACHINERY  1.2%
Agie Charmilles Holding AG                           6,538               736,654
Bucher Industries AG                                28,496             2,307,723
Conzzeta Holding AG                                  1,075             1,758,600
Feintool International Holding AG (a)                1,932               494,707
Gurit-Heberlein AG                                     537               301,515
Phoenix Mecano AG                                      560               206,433
Saurer AG *                                         43,200             3,283,137
SIG Holding AG *                                     4,203               924,197
Sulzer AG                                            7,172             5,371,621
Tornos S.A. *                                       45,301               421,777
WMH Walter Meier AG                                  2,983               302,542
Zehnder Group AG                                       750             1,163,669
                                                                  --------------
                                                                      17,272,575
REAL ESTATE DEVELOPMENT  0.5%
Flughafen AG                                        14,297             3,122,910
Intershop Holdings AG                                7,040             1,491,333
MCH Messe Schweiz Holdings AG                        1,293               376,641
Pax-Anlage AG                                           60                38,814
PSP Swiss Property AG *                             37,600             1,942,290
Zueblin Immobilien Holding AG *                     84,889               787,828
                                                                  --------------
                                                                       7,759,816
RESTAURANTS, HOTELS & THEATERS  0.0%
Moevenpick Holding AG *                              1,855               526,882

RETAIL  0.1%
Charles Vogele Holding AG *                         16,699             1,207,177

SOFTWARE  0.1%
Kardex AG *                                         17,835               780,146

WHOLESALE  0.6%
Also Holding AG                                     15,840               740,069
Bobst Group AG                                      60,400             2,654,550
Daetwyler Holding AG                                   445             1,671,331

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Eichhof Holding AG                                     420               537,320
Metraux Services Holding AG                          1,633               266,197
Valora Holding AG                                   11,250             2,434,803
                                                                  --------------
                                                                       8,304,270
                                                                  --------------
                                                                     108,923,082
UNITED KINGDOM 16.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.6%
Anglo-Eastern Plantations                           24,668               115,512
Carr's Milling Industries plc                       27,358               236,510
Nichols plc                                         99,000               410,079
Tate & Lyle plc                                    790,200             8,840,352
                                                                  --------------
                                                                       9,602,453
AIRLINES  0.1%
Alpha Airports Group plc                           218,096               255,694
British Airways plc *                              155,955               987,966
John Menzies plc                                    39,930               341,135
                                                                  --------------
                                                                       1,584,795
BANKS & CREDIT INSTITUTIONS  0.0%
Hitachi Capital UK plc                              90,595               358,015

BASIC MINERALS & METALS  2.2%
Antofagasta plc                                  1,149,000             8,895,441
Avocet Mining plc *                                288,000               887,411
Bodycote International                             864,000             4,051,837
Castings plc                                        91,893               469,419
Corus Group plc                                  1,108,000             9,328,370
Golden Prospect plc                                191,471               187,657
Vedanta Resources plc (a)                          341,085             8,650,595
                                                                  --------------
                                                                      32,470,730
BEER, LIQUOR, & TOBACCO  0.5%
Gallaher Group plc                                 199,879             3,122,154
Scottish & Newcastle plc                           392,000             3,690,939
                                                                  --------------
                                                                       6,813,093
CHEMICALS & RUBBER  0.0%
Elementis plc                                      186,766               271,524

COMMERCIAL AIRCRAFT & COMPONENTS  0.0%
Senior plc                                         590,528               628,095

COMMUNICATIONS UTILITIES  0.2%
COLT Telecom Group plc *                           977,753             1,073,099
Kingston Communications (Hull) plc               1,165,693             1,183,330
                                                                  --------------
                                                                       2,256,429
CONSTRUCTION & HOMEBUILDING  0.1%
Wilson Bowden plc                                   41,482             1,120,053

CONSTRUCTION MATERIALS  0.7%
Cookson Group plc                                  437,099             4,238,932
Hanson plc                                         466,276             5,659,676
                                                                  --------------
                                                                       9,898,608
DRUGS & PHARMACEUTICALS  0.6%
Shire Pharmaceuticals plc                          657,600             9,612,053

ELECTRIC UTILITIES  0.0%
Scottish Power plc                                  62,931               677,898

FINANCIAL INVESTMENTS  0.4%
3i Group plc *                                      40,799               679,240
Ashtead Group plc                                  238,326               737,244
City Merchants High Yield Trust plc                 87,826               293,752
Compel Group plc                                   108,000               165,587
F&C Asset Management plc                           921,000             3,231,307
Lavendon Group plc                                  37,195               200,153
NewMedia SPARK plc *                                62,796                17,085
Schroders plc                                       28,848               537,973
Vp plc                                               9,039                51,568
                                                                  --------------
                                                                       5,913,909
FOREST PRODUCTS & PAPER  0.0%
DS Smith plc                                       215,376               596,895

FURNITURE & HOUSEHOLD ITEMS  0.3%
British Polythene Industries plc                    28,873               319,691
Carclo plc                                         184,000               233,073
Dialight plc                                       108,000               410,983
F.W. Thorpe plc                                     35,881               298,765
MFI Furniture Group plc                          1,789,736             3,574,349
                                                                  --------------
                                                                       4,836,861
GAS & OTHER PUBLIC UTILITIES  0.2%
Hunting plc                                        273,883             1,967,238
Severn Trent plc                                    63,488             1,372,687
                                                                  --------------
                                                                       3,339,925
GOVERNMENT AIRCRAFT & DEFENSE  0.3%
Babcock International Group plc                    198,092             1,207,958
Chemring Group plc                                  60,323             1,304,203
Raymarine plc                                       76,299               568,398
Trafficmaster plc *                                131,865                89,004
VT Group plc                                       223,317             2,008,900
                                                                  --------------
                                                                       5,178,463
INFORMATION & SERVICES  1.3%
Alfred McAlpine plc                                105,640               870,469
AMEC plc                                           746,000             4,384,046
Chime Communications plc                            48,561                32,328
Christie Group plc                                  92,000               280,841
Communisis plc                                     397,462               562,265
Creston plc                                        114,869               342,541
First Choice Holidays plc                          787,406             3,325,526
Glotel plc *                                       132,000               198,956
Group 4 Securicor plc                              956,065             2,960,967
Harvey Nash Group plc *                             28,514                32,428
Huntsworth plc                                     129,508               210,748
Interior Services Group plc                         14,474                70,131
Johnson Service Group plc                           31,161               237,318
Keller Group plc                                   171,789             1,845,677
Management Consulting Group plc                    416,977               423,907
Metnor Group plc                                    44,000               225,381
MICE Group plc                                     448,000               275,459
Next Fifteen Communications plc                    156,902               156,352
Nord Anglia Education plc *                        127,950               349,607

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
Tenon Group plc                                    416,000               169,239
Tribal Group plc                                   133,542               487,914
Waterman Group plc                                 104,000               274,052
Wincanton Plc                                      195,915             1,127,289
XKO Group plc                                      104,000               194,902
                                                                  --------------
                                                                      19,038,343
INSTRUMENTS  0.1%
FKI plc                                            470,779               933,203
Oxford Instruments plc                              69,597               271,555
                                                                  --------------
                                                                       1,204,758
INSURANCE  1.7%
Chaucer Holdings plc                               873,000               968,933
Friends Provident plc                            1,872,000             6,190,013
Henderson Group plc                              2,881,384             4,044,415
Highway Insurance Holdings plc                      33,060                45,671
Kiln plc                                           416,738               664,671
Old Mutual plc                                   3,233,247             9,762,926
Royal & Sun Alliance Insurance Group plc         1,499,919             3,728,942
Windsor plc                                        170,000               120,451
                                                                  --------------
                                                                      25,526,022
IT HARDWARE  0.2%
Filtronic plc (a)                                  200,809               834,975
Pace Micro Technology plc *                         59,344                39,515
TT electronics plc                                 392,000             1,341,041
Vitec Group plc                                      4,763                38,419
Zetex plc                                          338,707               422,778
                                                                  --------------
                                                                       2,676,728
LAND & WATER TRANSPORTATION  1.5%
AEA Technology plc *                               214,486               402,684
Arriva plc                                         465,300             5,124,314
Autologic Holdings plc                             150,214               191,665
Braemar Seascope Group plc                          64,440               485,606
Clarkson plc                                        14,765               233,458
FirstGroup plc                                     735,163             6,364,469
National Express Group plc                         230,178             3,771,413
Stagecoach Group plc                             2,325,000             4,949,711
TDG plc                                            149,266               619,671
                                                                  --------------
                                                                      22,142,991
METAL PRODUCTS & MACHINERY  0.1%
Alumasc Group plc                                   88,000               248,163
Delta plc                                            4,588                10,049
Eleco plc                                           39,975                48,604
MS International Plc                                 5,526                17,988
The 600 Group plc                                   37,500                40,220
Trifast plc                                        227,089               221,515
Wagon plc                                          103,148               442,043
                                                                  --------------
                                                                       1,028,582
MISCELLANEOUS FINANCE  1.8%
Amvescap plc                                       760,776             6,960,062
Investec plc                                       152,292             7,249,717
Legal & General Group plc                        4,996,000            11,825,365
                                                                  --------------
                                                                      26,035,144
OIL & COAL RESOURCES  0.1%
Global Energy Development plc *                     10,344                36,439
Venture Production plc *                           127,417             1,686,947
                                                                  --------------
                                                                       1,723,386
OIL DRILLING & SERVICES  0.4%
Abbot Group plc                                    540,000             2,969,400
Expro International Group plc                      202,004             2,536,644
Petrofac Ltd.                                        5,465                26,307
                                                                  --------------
                                                                       5,532,351
REAL ESTATE DEVELOPMENT  1.0%
Brixton plc                                        586,688             5,190,991
Halladale Group plc                                 80,000               197,366
Hammerson plc                                      400,000             8,744,129
Rugby Estates plc                                   30,000               274,090
                                                                  --------------
                                                                      14,406,576
RESTAURANTS, HOTELS & THEATERS  1.6%
Compass Group plc                                1,828,000             8,856,227
Greene King plc                                      4,520                68,716
Lonrho Africa plc *                                 33,871                16,128
Luminar plc                                          1,176                12,032
Millennium & Copthorne Hotels plc                  615,000             4,921,179
Regent Inns plc *                                  348,000               539,058
Sportech plc *                                   1,777,556               361,577
Ultimate Leisure Group plc                          90,000               340,494
Whitbread plc                                      383,350             8,255,704
                                                                  --------------
                                                                      23,371,115
RETAIL  0.1%
C.I. Traders Ltd.                                   33,985                52,194
Jacques Vert plc *                                  43,312                11,629
John David Group plc                               122,000               575,286
Woolworths Group plc                               994,584               579,013
                                                                  --------------
                                                                       1,218,122
SOAPS & COSMETICS  0.1%
McBride plc                                        241,592               793,001

SOFTWARE  0.5%
Anite Group plc *                                  866,101             1,044,178
Computacenter plc *                                524,000             2,292,361
Dimension Data Holdings plc *                    3,734,795             2,450,269
Horizon Technology Group plc *                      77,652                92,102
Intec Telecom Systems plc *                      1,048,000             1,046,459
InTechnology plc *                                 350,000               247,939
iSOFT Group plc (a)                                157,421               224,238
Microgen plc *                                     137,167               150,921
Morse plc                                          434,485               630,709
                                                                  --------------
                                                                       8,179,176
WHOLESALE  0.2%
Abacus Group plc                                   131,031               351,284
Acal plc                                            82,250               540,198
Arla Foods UK plc                                  627,317               594,378
Dawson Holdings plc                                194,763               424,984
Fayrewood plc                                       71,615               113,890
Goldshield Group plc                                67,220               356,337

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
James Latham plc                                    57,804               204,697
Lambert Howarth Group plc                           78,000               140,271
                                                                  --------------
                                                                       2,726,039
                                                                  --------------
                                                                     250,762,133
                                                                  --------------
TOTAL COMMON STOCK
(COST $1,306,837,809)                                              1,454,320,117
                                                                  --------------
PREFERRED STOCK 0.1% OF NET ASSETS

AUSTRIA 0.0%
--------------------------------------------------------------------------------
MIBA AG                                              1,600               225,246

GERMANY 0.1%
--------------------------------------------------------------------------------
Jungheinrich AG                                     47,379             1,544,809
                                                                  --------------
TOTAL PREFERRED STOCK
(COST $1,226,625)                                                      1,770,055

RIGHTS  0.0% OF NET ASSETS

AUSTRALIA 0.0%
--------------------------------------------------------------------------------
Watpac Ltd. *                                          800                   178
                                                                  --------------
TOTAL RIGHTS
(COST $ -- )                                                                 178

WARRANTS 0.0% OF NET ASSETS

HONG KONG 0.0%
--------------------------------------------------------------------------------
Allied Properties HK Ltd. *                         43,600                 6,793
Sun Hung Kai & Co., Ltd. *                          50,000                10,752
                                                                  --------------
                                                                          17,545
                                                                  --------------
TOTAL WARRANTS
(COST $ -- )                                                              17,545

                                               FACE AMOUNT              VALUE
SECURITY                                           ($)                   ($)
SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

REPURCHASE AGREEMENT 0.7%
--------------------------------------------------------------------------------
State Street Bank & Trust Co. dated
   06/30/06, due 07/3/06 at 4.25% with
   a maturity value of $9,258,355
   (fully collateralized by Federal
   National Mortgage Association with
   a value of $9,442,349)                        9,255,078             9,255,078
                                                                  --------------
TOTAL SHORT-TERM INVESTMENT
(COST $9,255,078)                                                      9,255,078

END OF INVESTMENTS.

                                                 NUMBER OF              VALUE
SECURITY                                          SHARES                 ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN  8.5% OF NET ASSETS

State Street Navigtor Security Lending
   Prime Portoflio                             126,552,657           126,552,657
                                                                  --------------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $126,552,657)                                                  126,552,657

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At June 30, 2006 the tax basis cost of the fund's investments was $1,318,329,459 and the unrealized appreciation and depreciation were $198,240,570 and ($51,207,056), respectively, with a net unrealized appreciation of $147,033,514.

*   Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Bankrupt security/delisted.

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of June 30, 2006 FT Interactive's fair valuations were used for all relevant international securities.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                    COST               VALUE
HOLDINGS BY CATEGORY                                 ($)                ($)
--------------------------------------------------------------------------------
  94.1%   COMMON STOCK                            28,200,640         30,408,280

   5.4%   SHORT-TERM INVESTMENT                    1,754,353          1,754,353
--------------------------------------------------------------------------------
  99.5%   TOTAL INVESTMENTS                       29,954,993         32,162,633

(91.5)%   SHORT SALES                            (30,565,342)       (29,567,679)

  90.1%   DEPOSITS WITH BROKER
          AND CUSTODIAN BANK FOR
          SECURITIES SOLD SHORT                   29,109,465         29,109,465

   1.9%   OTHER ASSETS AND
          LIABILITIES                                                   614,774
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                 32,319,193

                                                   NUMBER OF             VALUE
SECURITY                                            SHARES                ($)
COMMON STOCK (a) 94.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 3.5%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                               580             23,942
General Mills, Inc.                                    9,200            475,272
Kellogg Co.                                            8,700            421,341
Kraft Foods, Inc., Class A                             6,900            213,210
The Pepsi Bottling Group, Inc.                           300              9,645
                                                                     -----------
                                                                      1,143,410
AIRLINES 0.0%
--------------------------------------------------------------------------------
FedEx Corp.                                              100             11,686

AUTOS 1.5%
--------------------------------------------------------------------------------
PACCAR, Inc.                                           5,776            475,827

BANKS & CREDIT INSTITUTIONS 9.5%
--------------------------------------------------------------------------------
Bank of America Corp.                                 26,800          1,289,080
Capital One Financial Corp.                            7,900            675,055
Comerica, Inc.                                         5,930            308,301
Countrywide Financial Corp.                           17,840            679,347
Regions Financial Corp.                                2,500             82,800
Wachovia Corp.                                           500             27,040
                                                                     -----------
                                                                      3,061,623
BASIC MINERALS & METALS 2.0%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                             200             13,848
Nucor Corp.                                            6,060            328,755
United States Steel Corp.                              4,200            294,504
                                                                     -----------
                                                                        637,107
BEER, LIQUOR, & TOBACCO 0.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     3,700            271,691

BIOTECHNOLOGY  2.2%
--------------------------------------------------------------------------------
Gilead Sciences, Inc. *                               11,800            698,088

CELLULAR & WIRELESS 1.0%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                   4,200            236,796
Sprint Nextel Corp.                                    4,130             82,559
                                                                     -----------
                                                                        319,355
CHEMICALS & RUBBER 0.0%
--------------------------------------------------------------------------------
The Sherwin-Williams Co.                                 100              4,748

COMMUNICATIONS UTILITIES 3.6%
--------------------------------------------------------------------------------
AT&T Corp.                                            22,700            633,103
Google, Inc., Class A *                                1,300            545,129
                                                                     -----------
                                                                      1,178,232
CONSUMER DURABLES 0.7%
--------------------------------------------------------------------------------
Whirlpool Corp.                                        2,600            214,890

DRUGS & PHARMACEUTICALS 0.4%
--------------------------------------------------------------------------------
Celgene Corp. *                                        2,675            126,875

ELECTRIC UTILITIES 5.2%
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                     12,500            428,125
Consolidated Edison, Inc.                              9,150            406,626
DTE Energy Co.                                         6,210            252,996
FPL Group, Inc.                                        3,030            125,381
PG&E Corp.                                            12,100            475,288
                                                                     -----------
                                                                      1,688,416
HEALTH CARE & HOSPITAL 0.9%
--------------------------------------------------------------------------------
Health Net, Inc. *                                     4,090            184,745
Humana, Inc. *                                         2,000            107,400
                                                                     -----------
                                                                        292,145
INFORMATION & SERVICES 1.6%
--------------------------------------------------------------------------------
Cendant Corp.                                          4,570             74,445
Manpower, Inc.                                           400             25,840
Paychex, Inc.                                          3,530            137,600
Robert Half International, Inc.                        6,400            268,800
                                                                     -----------
                                                                        506,685
INSTRUMENTS 2.8%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp.               6,900            223,215
Becton Dickinson & Co.                                 6,800            415,684
Honeywell International, Inc.                          6,550            263,965
                                                                     -----------
                                                                        902,864
INSURANCE 7.4%
--------------------------------------------------------------------------------
ACE Ltd.                                              10,200            516,018
Cincinnati Financial Corp.                             3,411            160,351
Loews Corp.                                           15,000            531,750
MGIC Investment Corp.                                  3,500            227,500
Radian Group, Inc.                                     3,300            203,874

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES               ($)
The Allstate Corp.                                    13,620             745,423
                                                                     -----------
                                                                       2,384,916
INTEGRATED OIL COMPANIES 6.3%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                    5,840             362,430
Exxon Mobil Corp.                                     15,850             972,398
Marathon Oil Corp.                                     8,140             678,062
Occidental Petroleum Corp. *                             100              10,255
                                                                     -----------
                                                                       2,023,145
IT HARDWARE 6.0%
--------------------------------------------------------------------------------
Cisco Systems, Inc. *                                    100               1,953
Crown Castle International Corp. *                     8,000             276,320
Harris Corp.                                             400              16,604
L-3 Communications Holdings, Inc.                      4,040             304,697
Lam Research Corp. *                                   5,097             237,622
MEMC Electronic Materials, Inc. *                      5,000             187,500
Motorola, Inc.                                        15,220             306,683
NVIDIA Corp. *                                        11,100             236,319
The DIRECTV Group, Inc. *                             22,331             368,461
                                                                     -----------
                                                                       1,936,159
LAND & WATER TRANSPORTATION 4.2%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                     8,800             697,400
C.H. Robinson Worldwide, Inc.                            378              20,147
Expeditors International of Washington,
   Inc.                                                  400              22,404
Union Pacific Corp.                                    6,760             628,410
                                                                     -----------
                                                                       1,368,361
MAINFRAME & MINICOMPUTERS 0.6%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                 3,380             193,066
Sun Microsystems, Inc. *                                 309               1,282
                                                                     -----------
                                                                         194,348
METAL PRODUCTS & MACHINERY 2.1%
--------------------------------------------------------------------------------
Emerson Electric Co.                                     800              67,048
Parker Hannifin Corp.                                    700              54,320
Rockwell Automation, Inc.                              6,200             446,462
Tyco International Ltd.                                3,800             104,500
                                                                     -----------
                                                                         672,330
MISCELLANEOUS FINANCE 6.0%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings,
   Inc.                                                1,200             589,380
Citigroup, Inc.                                          100               4,824
JPMorgan Chase & Co.                                   7,830             328,860
Merrill Lynch & Co., Inc.                              7,200             500,832
Morgan Stanley                                         7,950             502,519
                                                                     -----------
                                                                       1,926,415
OIL & COAL RESOURCES 3.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              12,930             616,632
CONSOL Energy, Inc.                                      270              12,614
Newfield Exploration Co. *                             4,350             212,889
Ultra Petroleum Corp. *                                5,600             331,912
                                                                     -----------
                                                                       1,174,047
OIL DISTRIBUTION 0.3%
--------------------------------------------------------------------------------
Valero Energy Corp.                                    1,660             110,423

OIL DRILLING & SERVICES 3.1%
--------------------------------------------------------------------------------
ENSCO International, Inc.                              5,270             242,525
Nabors Industries Ltd. *                               3,940             133,133
Patterson-UTI Energy, Inc.                             3,100              87,761
Schlumberger Ltd.                                      8,420             548,226
Transocean, Inc. *                                       100               8,032
                                                                     -----------
                                                                       1,019,677
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.6%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   16,590             525,571

PUBLISHING, BROADCASTING & CINEMA 1.7%
--------------------------------------------------------------------------------
Gannett Co., Inc.                                      1,400              78,302
Omnicom Group, Inc.                                    5,130             457,032
                                                                     -----------
                                                                         535,334
RESTAURANTS, HOTELS & THEATERS 2.6%
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                               5,600             220,640
McDonald's Corp.                                      18,350             616,560
                                                                     -----------
                                                                         837,200
RETAIL 9.3%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                         200              11,086
Best Buy Co., Inc.                                     4,400             241,296
Home Depot, Inc.                                      16,400             586,956
Limited Brands, Inc.                                  11,900             304,521
Lowe's Cos., Inc.                                     11,100             673,437
Nordstrom, Inc.                                        3,200             116,800
Safeway, Inc.                                         15,300             397,800
Staples, Inc.                                          7,031             170,994
The Kroger Co.                                        23,500             513,710
                                                                     -----------
                                                                       3,016,600
SOFTWARE 2.2%
--------------------------------------------------------------------------------
Amdocs Ltd. *                                            670              24,522
Cadence Design Systems, Inc. *                         2,660              45,619
Cognizant Technology Solutions Corp.,
   Class A *                                           4,353             293,262
Computer Sciences Corp. *                              6,420             310,985
Fidelity National Financial, Inc.                        410              15,969
Intuit, Inc. *                                           220              13,286
                                                                     -----------
                                                                         703,643
TEXTILES & APPAREL 0.7%
--------------------------------------------------------------------------------
VF Corp.                                               3,300             224,136

WHOLESALE 0.7%
--------------------------------------------------------------------------------
Genuine Parts Co.                                        100               4,166
W.W. Grainger, Inc.                                    2,900             218,167
                                                                     -----------
                                                                         222,333
TOTAL COMMON STOCK
(COST $28,200,640)                                                    30,408,280

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 FACE AMOUNT            VALUE
SECURITY                                             ($)                 ($)
SHORT-TERM INVESTMENT 5.4% OF NET ASSETS

REPURCHASE AGREEMENT 5.4%
--------------------------------------------------------------------------------
Custodian Trust Company dated 6/30/06,
   due 7/3/06 at 4.60% with a maturity
   value of 1,755,011 (fully
   collateralized by U.S. Treasury Bill
   with a value of $1,805,643)                     1,754,353           1,754,353
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,754,353)                                                      1,754,353

END OF INVESTMENTS.

At June 30, 2006 the tax basis cost of the fund's investments was $30,120,889, and the unrealized appreciation and depreciation was $2,475,596 and ($433,852), respectively, with a net unrealized appreciation of $2,031,744.

 *  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

SHORT SALES 91.5% OF NET ASSETS

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES               ($)
AGRICULTURE, FOOD & BEVERAGE 3.9%
--------------------------------------------------------------------------------
Bunge Ltd.                                             4,200             211,050
The Coca-Cola Co.                                     14,200             610,884
The Hershey Co.                                        3,023             166,477
Wm. Wrigley Jr. Co., Class A                           5,100             231,336
Wm. Wrigley Jr. Co., Class B                           1,275              57,757
                                                                     -----------
                                                                       1,277,504
AUTOS 0.1%
--------------------------------------------------------------------------------
General Motors Corp.                                   1,300              38,727

BANKS & CREDIT INSTITUTIONS 9.6%
--------------------------------------------------------------------------------
American Express Co.                                   9,680             515,170
Commerce Bancorp, Inc.                                 6,800             242,556
E*TRADE Financial Corp. *                             13,780             314,459
Fifth Third Bancorp                                   14,500             535,775
Ford Motor Co.                                        56,400             390,852
Freddie Mac                                           11,160             636,232
Huntington Bancshares, Inc.                            3,800              89,604
National City Corp.                                    3,970             143,674
New York Community Bancorp, Inc.                       2,900              47,879
Popular, Inc.                                          9,500             182,400
                                                                     -----------
                                                                       3,098,601
BEER, LIQUOR, & TOBACCO 0.9%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                              6,260             285,393

BIOTECHNOLOGY 1.7%
--------------------------------------------------------------------------------
Amgen, Inc. *                                          8,473             552,694

COMMUNICATIONS UTILITIES 2.9%
--------------------------------------------------------------------------------
VeriSign, Inc. *                                       6,210             143,886
Yahoo! Inc. *                                         24,000             792,000
                                                                     -----------
                                                                         935,886
CONSTRUCTION & HOMEBUILDING 0.5%
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                      5,130             147,693

CONSUMER DURABLES 0.4%
--------------------------------------------------------------------------------
Harman International Industries, Inc.                  1,600             136,592

DRUGS & PHARMACEUTICALS 4.0%
--------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. *                         4,570             225,621
Eli Lilly & Co.                                        7,700             425,579
Forest Laboratories, Inc. *                           10,000             386,900
Hospira, Inc. *                                        5,800             249,052
                                                                     -----------
                                                                       1,287,152
ELECTRIC UTILITIES 4.5%
--------------------------------------------------------------------------------
Dominion Resources, Inc.                               8,600             643,194
PPL Corp.                                             13,100             423,130
The AES Corp. *                                       20,400             376,380
                                                                     -----------
                                                                       1,442,704
GAS & OTHER PUBLIC UTILITIES 1.1%
--------------------------------------------------------------------------------
El Paso Corp.                                         18,520             277,800
Waste Management, Inc.                                 2,300              82,524
                                                                     -----------
                                                                         360,324
HEALTH CARE & HOSPITAL 0.9%
--------------------------------------------------------------------------------
DaVita, Inc. *                                           500              24,850
HCA, Inc.                                              6,100             263,215
                                                                     -----------
                                                                         288,065
INFORMATION & SERVICES 1.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                          4,900             253,183
H&R Block, Inc.                                        4,400             104,984
                                                                     -----------
                                                                         358,167
INSTRUMENTS 3.2%
--------------------------------------------------------------------------------
Biomet, Inc.                                           8,900             278,481
Medtronic, Inc.                                        4,000             187,680
St. Jude Medical, Inc. *                               4,300             139,406
Zimmer Holdings, Inc. *                                7,600             431,072
                                                                     -----------
                                                                       1,036,639
INSURANCE 4.3%
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                  2,220             192,185
The Progressive Corp.                                 22,800             586,188
White Mountains Insurance Group Ltd.                     500             243,500
XL Capital Ltd., Class A                               6,200             380,060
                                                                     -----------
                                                                       1,401,933
IT HARDWARE 6.1%
--------------------------------------------------------------------------------
Altera Corp. *                                        12,800             224,640

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES               ($)
Analog Devices, Inc.                                  10,100             324,614
Intel Corp.                                           34,400             651,880
KLA-Tencor Corp.                                       6,600             274,362
Linear Technology Corp.                               12,400             415,276
Maxim Integrated Products, Inc.                        1,100              35,321
Microchip Technology, Inc.                               457              15,332
Xilinx, Inc.                                           1,200              27,180
                                                                     -----------
                                                                       1,968,605
LAND & WATER TRANSPORTATION 1.3%
--------------------------------------------------------------------------------
United Parcel Service, Inc., Class B                   5,000             411,650

MAINFRAME & MINICOMPUTERS 0.9%
--------------------------------------------------------------------------------
Dell, Inc. *                                          12,344             301,317

METAL PRODUCTS & MACHINERY 2.9%
--------------------------------------------------------------------------------
General Electric Co.                                  28,100             926,176

MISCELLANEOUS FINANCE 0.6%
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       2,100             208,992

OIL & COAL RESOURCES 0.3%
--------------------------------------------------------------------------------
Southwestern Energy Co. *                              2,895              90,208

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.3%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                      8,360             198,801
Lexmark International, Inc., Class A *                 5,300             295,899
NCR Corp. *                                            3,990             146,194
Network Appliance, Inc. *                              3,115             109,959
                                                                     -----------
                                                                         750,853
PUBLISHING, BROADCASTING & CINEMA 1.0%
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. *                        43,900             208,525
XM Satellite Radio Holdings, Inc., Class
   A *                                                 6,800              99,620
                                                                     -----------
                                                                         308,145
REAL ESTATE INVESTMENT TRUSTS 8.8%
--------------------------------------------------------------------------------
Archstone-Smith Trust                                  1,600              81,392
Boston Properties, Inc.                                3,900             352,560
Developers Diversified Realty Corp.                      310              16,176
Equity Residential                                     9,500             424,935
General Growth Properties, Inc.                        6,700             301,902
Kimco Realty Corp.                                     7,700             280,973
Plum Creek Timber Co., Inc.                            6,800             241,400
Public Storage, Inc.                                   3,100             235,290
Simon Property Group, Inc.                             5,700             472,758
The Macerich Co.                                         300              21,060
Vornado Realty Trust                                   4,200             409,710
                                                                     -----------
                                                                       2,838,156
RESTAURANTS, HOTELS & THEATERS 3.9%
--------------------------------------------------------------------------------
Carnival Corp.                                        14,500             605,230
Starbucks Corp. *                                     17,300             653,248
                                                                     -----------
                                                                       1,258,478
RETAIL 10.4%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                    10,300             398,404
Bed, Bath & Beyond, Inc. *                             1,901              63,056
eBay, Inc. *                                          21,020             615,676
Kohl's Corp. *                                         9,190             543,313
Wal-Mart Stores, Inc.                                 13,700             659,929
Walgreen Co.                                          17,000             762,280
Whole Foods Market, Inc.                               4,860             314,150
                                                                     -----------
                                                                       3,356,808
SOAPS & COSMETICS 5.8%
--------------------------------------------------------------------------------
Avon Products, Inc.                                   14,200             440,200
Clorox Co.                                             4,800             292,656
Procter & Gamble Co.                                  20,800           1,156,480
                                                                     -----------
                                                                       1,889,336
SOFTWARE 7.1%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                 14,744             447,628
Automatic Data Processing, Inc.                          100               4,535
Electronic Arts, Inc. *                                8,500             365,840
Microsoft Corp.                                       42,639             993,489
Oracle Corp. *                                        15,478             224,276
Symantec Corp. *                                      16,100             250,194
                                                                     -----------
                                                                       2,285,962
TEXTILES & APPAREL 0.7%
--------------------------------------------------------------------------------
Cintas Corp.                                           5,800             230,608

WHOLESALE 0.3%
--------------------------------------------------------------------------------
Patterson Co., Inc. *                                  2,700              94,311
TOTAL SHORT SALES
(PROCEEDS $30,565,342) - 91.5%                                        29,567,679

END OF SHORT SALE POSITIONS.

* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                   COST                VALUE
HOLDINGS BY CATEGORY                                ($)                 ($)
--------------------------------------------------------------------------------
  95.1%  COMMON STOCK                           34,176,066           37,414,097

   2.2%  SHORT-TERM INVESTMENT                     867,054              867,054
--------------------------------------------------------------------------------
  97.3%  TOTAL INVESTMENTS                      35,043,120           38,281,151

(94.2)%  SHORT SALES                           (36,351,924)         (37,080,133)

  71.2%  DEPOSITS WITH BROKER
         AND CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                  28,034,831           28,034,831

  25.7%  OTHER ASSETS AND
         LIABILITIES                                                 10,130,695
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                  39,366,544

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
COMMON STOCK (a) 95.1% OF NET ASSETS

AUSTRIA 0.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Erste Bank der oesterreichischen
   Sparkassen AG                                     1,600                89,948

OIL DISTRIBUTION  0.3%
OMV AG                                               1,600                95,152

REAL ESTATE DEVELOPMENT  0.1%
Immofinanz Immobilien Anlagen AG *                   3,600                39,977
                                                                   -------------
                                                                         225,077
BELGIUM 0.8%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.2%
Fortis                                               2,000                68,201

INFORMATION & SERVICES  0.1%
Umicore                                                300                40,053

INSTRUMENTS  0.2%
Agfa Gevaert N.V.                                    2,450                59,321

RESTAURANTS, HOTELS & THEATERS  0.1%
S.A. D'Ieteren N.V.                                    160                51,714

RETAIL  0.2%
Delhaize Group                                       1,200                83,141
                                                                   -------------
                                                                         302,430
DENMARK 0.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.4%
Danske Bank A/S                                      3,000               113,924
Sydbank A/S                                          1,200                39,798
                                                                   -------------
                                                                         153,722
BEER, LIQUOR, & TOBACCO  0.1%
Carlsberg A/S                                          900                65,749

LAND & WATER TRANSPORTATION  0.2%
AP Moller - Maersk A/S                                  10                78,010
                                                                   -------------
                                                                         297,481
FINLAND 0.3%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.1%
Outokumpu Oyj                                        2,400                56,099

FOREST PRODUCTS & PAPER  0.1%
Huhtamaki Oyj                                        2,100                37,284

LAND & WATER TRANSPORTATION  0.1%
Cargotec Corp.                                         900                39,372
                                                                   -------------
                                                                         132,755
FRANCE 3.5%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Air France-KLM                                       2,400                56,361

AUTOS  0.3%
PSA Peugeot Citroen                                  1,800               111,792

CHEMICALS & RUBBER  0.2%
Compagnie Generale des Etablissements
   Michelin, Class B                                 1,500                90,124

CONSTRUCTION & HOMEBUILDING  0.4%
Eiffage SA                                           1,200               101,567
Technip SA                                           1,000                55,100
                                                                   -------------
                                                                         156,667
CONSTRUCTION MATERIALS  0.3%
Compagnie de Saint-Gobain                            1,800               128,444

ELECTRIC UTILITIES  0.1%
Suez SA                                                800                33,222

FINANCIAL INVESTMENTS  0.1%
Societe Fonciere Financiere et de
   Participations (FFP)                                 81                19,072

FURNITURE & HOUSEHOLD ITEMS  0.1%
Societe BIC SA                                         900                58,270

INFORMATION & SERVICES  0.1%
Compagnie Generale de Geophysique SA *                 300                51,472

INSURANCE  0.1%
CNP Assurances                                         200                18,984

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
IT HARDWARE  0.2%
STMicroelectronics NV                                6,000                96,311

METAL PRODUCTS & MACHINERY  0.1%
Valeo SA                                             1,200                42,711

MISCELLANEOUS FINANCE  0.2%
Natexis Banques Populaires                             400                91,973

PUBLISHING, BROADCASTING & CINEMA  0.1%
Havas SA                                             9,000                45,860

RESTAURANTS, HOTELS & THEATERS  0.3%
Accor SA                                               600                36,501
Sodexho Alliance SA                                  1,600                76,784
                                                                   -------------
                                                                         113,285
RETAIL  0.1%
Rallye SA                                              449                19,937

SOFTWARE  0.4%
Atos Origin SA *                                       800                52,297
Cap Gemini SA                                        1,500                85,543
                                                                   -------------
                                                                         137,840
TEXTILES & APPAREL  0.3%
Christian Dior SA                                    1,000                97,994
                                                                   -------------
                                                                       1,370,319
GERMANY 3.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.1%
Bankgesellschaft Berlin AG *                         6,544                37,267

BASIC MINERALS & METALS  0.3%
ThyssenKrupp AG                                      2,800                95,709

CHEMICALS & RUBBER  0.4%
BASF AG                                              1,400               112,315
Lanxess AG *                                         1,200                47,315
                                                                   -------------
                                                                         159,630
COMMUNICATIONS UTILITIES  0.1%
Mobilcom AG *                                        1,200                25,693

CONSTRUCTION & HOMEBUILDING  0.2%
Bilfinger Berger AG                                    600                32,568
Hochtief AG                                            800                44,478
                                                                   -------------
                                                                          77,046
DRUGS & PHARMACEUTICALS  0.1%
Merck KGaA *                                           600                54,464

ELECTRIC UTILITIES  0.3%
RWE AG                                               1,600               132,783

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Rheinmetall AG                                         600                41,694

INSTRUMENTS  0.2%
Fresenius AG                                           360                59,433

INSURANCE  0.3%
AMB Generali Holding AG                                600                85,080
DBV-Winterthur Holding AG                              600                41,202
                                                                   -------------
                                                                         126,282
IT HARDWARE  0.2%
Infineon Technologies AG *                           7,000                77,898

METAL PRODUCTS & MACHINERY  0.1%
Salzgitter AG                                          600                50,689

MISCELLANEOUS FINANCE  0.3%
Deutsche Bank AG                                     1,100               123,621

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.1%
Heidelberger Druckmaschinen AG                       1,200                54,429

RETAIL  0.2%
KarstadtQuelle AG *                                  2,500                66,220

WHOLESALE  0.1%
GEA Group AG                                         3,000                51,289
                                                                   -------------
                                                                       1,234,147
IRELAND 0.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Kerry Group plc                                      2,700                58,041

CONSTRUCTION MATERIALS  0.2%
CRH plc                                              2,800                91,229

OIL & COAL RESOURCES  0.1%
Dragon Oil plc *                                    14,000                41,522

WHOLESALE  0.1%
DCC plc                                              2,000                47,969
                                                                   -------------
                                                                         238,761
ITALY 1.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.6%
Banca Popolare dell'Emilia Romagna                   2,700                57,648
Banca Popolare di Milano Scarl (BPM)                 5,000                63,653
Banche Popolari Unite Scpa                           3,200                82,861
Bipielle Investimenit S.p.A.                         4,000                43,951
                                                                   -------------
                                                                         248,113
CONSTRUCTION MATERIALS  0.3%
Buzzi Unicem S.p.A.                                  2,100                48,127
Italcementi S.p.A.                                   2,800                70,761
                                                                   -------------
                                                                         118,888
ELECTRIC UTILITIES  0.1%
C.I.R. S.p.A. - Compagnie Industriali
   Riunite                                          18,000                51,244

GAS & OTHER PUBLIC UTILITIES  0.2%
Hera S.p.A.                                         18,000                59,833

GOVERNMENT AIRCRAFT & DEFENSE  0.2%
Finmeccanica S.p.A.                                  4,000                88,742

INSURANCE  0.1%
Fondiaria-Sai S.p.A.                                 1,191                48,636

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
LAND & WATER TRANSPORTATION  0.1%
Autostrada Torino-Milano S.p.A.                      1,600                32,715

REAL ESTATE DEVELOPMENT  0.1%
Beni Stabili S.p.A.                                 30,000                30,505
                                                                   -------------
                                                                         678,676
JAPAN 24.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  2.2%
Daishi Bank Ltd.                                    10,000                44,571
Hyakugo Bank Ltd.                                    7,000                46,737
Mitsubishi Tokyo Financial Group, Inc.                  15               210,269
Orient Corp.                                        16,000                52,322
San-in Godo Bank Ltd.                                6,000                56,910
Sanyo Shinpan Finance Co., Ltd.                        600                30,529
Shiga Bank Ltd.                                      6,000                38,613
Sumitomo Mitsui Financial Group, Inc.                   15               158,847
Takefuji Corp.                                         400                23,842
The 77 Bank Ltd.                                    12,000                83,375
The Hokkoku Bank Ltd.                               10,000                44,210
The Yamaguchi Bank Ltd.                              6,000                86,628
                                                                   -------------
                                                                         876,853
BASIC MINERALS & METALS  4.0%
Dowa Mining Co., Ltd.                               11,000                97,775
Hitachi Cable Ltd.                                   7,000                32,458
Hitachi Metals Ltd.                                  6,000                59,085
JFE Holdings, Inc.                                   5,200               220,779
Kobe Steel Ltd.                                     54,000               169,055
Maruichi Steel Tube Ltd.                             2,900                64,795
Mitsubishi Materials Corp.                          26,000               111,210
Mitsui Mining & Smelting Co., Ltd.                  16,000                94,682
Nippon Light Metal Co., Ltd.                        13,000                35,641
Nippon Steel Corp.                                  48,000               181,896
Nisshin Steel Co., Ltd.                             27,000                86,919
Sumitomo Electric Industries Ltd.                   11,700               171,376
Sumitomo Metal Mining Co., Ltd.                     14,000               183,454
Tokyo Steel Manufacturing Co., Ltd.                  2,000                43,829
                                                                   -------------
                                                                       1,552,954
BEER, LIQUOR, & TOBACCO  0.7%
Asahi Breweries Ltd.                                 6,400                89,826
Japan Tobacco, Inc.                                     53               193,556
                                                                   -------------
                                                                         283,382
CARS & TRUCKS  0.3%
Fuji Heavy Industries Ltd.                          19,000               111,264

CELLULAR & WIRELESS  0.5%
NTT DoCoMo, Inc.                                       130               190,195

CHEMICALS & RUBBER  1.4%
Kanera Corp.                                         8,000                72,736
Mitsubishi Chemical Holdings Corp.                  28,500               178,184
Mitsui Chemicals, Inc.                              17,000               111,100
Nippon Shokubai Co., Ltd.                            6,000                73,483
Teijin Ltd.                                         18,000               114,385
                                                                   -------------
                                                                         549,888
COMMUNICATIONS UTILITIES  0.5%
Nippon Telegraph & Telephone Corp. (NTT)                43               209,951

CONSTRUCTION & HOMEBUILDING  0.1%
Nishimatsu Construction Co., Ltd.                    8,000                29,839

CONSTRUCTION MATERIALS  0.8%
Asahi Glass Co., Ltd.                               13,000               164,996
Sumitomo Osaka Cement Co., Ltd.                     18,000                55,427
Taiheiyo Cement Corp.                               20,000                73,811
                                                                   -------------
                                                                         294,234
CONSUMER DURABLES  0.5%
Matsushita Electric Industrial Co., Ltd.             9,000               190,018

DRUGS & PHARMACEUTICALS  0.1%
Kyorin Co., Ltd.                                     3,000                32,428

GAS & OTHER PUBLIC UTILITIES  0.3%
Osaka Gas Co., Ltd.                                 42,000               135,057

INSURANCE  0.7%
Millea Holdings, Inc.                                    7               130,304
Mitsui Sumitomo Insurance Co., Ltd.                 11,000               137,977
                                                                   -------------
                                                                         268,281
IT HARDWARE  1.6%
Alps Electric Co., Ltd.                              5,700                71,258
Citizen Watch Co., Ltd.                             10,300                93,208
Dainippon Screen Mfg. Co., Ltd.                      8,000                73,219
Futaba Corp.                                           700                17,983
Kyocera Corp.                                        1,100                85,318
Rohm Co., Ltd.                                         500                44,747
Sanyo Electric Co., Ltd. *                          36,000                77,387
Seiko Epson Corp.                                    4,400               119,812
TDK Corp.                                              400                30,328
Toshiba Tec Corp.                                    5,000                24,785
                                                                   -------------
                                                                         638,045
LAND & WATER TRANSPORTATION  1.1%
Nagoya Railroad Co., Ltd.                           26,000                84,345
Seino Transportation Co., Ltd.                       7,000                73,982
West Japan Railway Co.                                  36               149,277
Yamato Holdings Co., Ltd.                            8,000               141,958
                                                                   -------------
                                                                         449,562
METAL PRODUCTS & MACHINERY  2.1%
Amada Co., Ltd.                                      3,000                31,500
Ebara Corp.                                          8,000                34,186
Fuji Electric Holdings Co., Ltd.                    20,000               104,742
Heiwa Corp.                                          1,800                24,974
Hitachi Construction Machinery Co., Ltd.             2,400                57,899

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Hitachi Ltd.                                        29,000               191,594
Komatsu Ltd.                                         6,000               119,394
Mitsubishi Heavy Industries Ltd.                    44,000               190,103
Toyo Seikan Kaisha Ltd.                              3,600                65,361
                                                                   -------------
                                                                         819,753
MISCELLANEOUS FINANCE  1.3%
Daiwa Securities Group, Inc.                        16,000               190,653
Nikko Cordial Corp.                                 13,500               172,472
Shinko Securities Co., Ltd.                         22,000                93,205
SMBC Friend Securities Co., Ltd.                     5,000                41,881
                                                                   -------------
                                                                         498,211
OIL & COAL RESOURCES  0.5%
INPEX Holdings, Inc. *                                  17               150,035
Japan Petroleum Exploration Co., Ltd.                  900                57,204
                                                                   -------------
                                                                         207,239
OIL DISTRIBUTION  1.3%
Cosmo Oil Co., Ltd.                                 19,000                85,633
Nippon Mining Holdings, Inc.                        14,500               122,393
Nippon Oil Corp.                                    23,000               168,293
Showa Shell Sekiyu K.K.                              6,500                76,359
TonenGeneral Sekiyu K.K.                             7,000                71,994
                                                                   -------------
                                                                         524,672
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  2.1%
Brother Industries Ltd.                             11,000               108,529
Canon, Inc.                                          4,200               205,839
Fuji Photo Film Co., Ltd.                            5,500               184,641
Konica Minolta Holdings, Inc. *                      9,500               120,205
Ricoh Co., Ltd.                                     10,000               196,168
                                                                   -------------
                                                                         815,382
PUBLISHING, BROADCASTING & CINEMA  0.5%
Dai Nippon Printing Co., Ltd.                       12,000               185,543

REAL ESTATE DEVELOPMENT  0.2%
Hankyu Holdings, Inc.                               18,000                87,918

RETAIL  0.5%
Aoyama Trading Co., Ltd.                             1,900                59,508
The Daiei, Inc. *                                    3,000                63,030
Uny Co., Ltd.                                        6,000                88,490
                                                                   -------------
                                                                         211,028
SOFTWARE  0.6%
Fujitsu Ltd.                                        28,000               217,006

TEXTILES & APPAREL  0.4%
ONWARD KASHIYAMA Co., Ltd.                           6,000                92,329
Seven & I Holdings Co., Ltd.                         2,080                68,580
                                                                   -------------
                                                                         160,909
WHOLESALE  0.3%
Canon Sales Co., Inc.                                3,000                61,842
SUZUKEN Co., Ltd.                                    1,700                67,443
                                                                   -------------
                                                                         129,285
                                                                   -------------
                                                                       9,668,897
NETHERLANDS 0.5%
--------------------------------------------------------------------------------
INFORMATION & SERVICES  0.1%
Koninklijke BAM Groep N.V.                           2,100                41,668

LAND & WATER TRANSPORTATION  0.1%
TNT N.V.                                               800                28,622

OIL & COAL RESOURCES  0.2%
Koninklijke DSM N.V. *                               1,600                66,568

WHOLESALE  0.1%
Buhrmann N.V.                                        3,000                43,494
                                                                   -------------
                                                                         180,352
NORWAY 0.8%
--------------------------------------------------------------------------------
FINANCIAL INVESTMENTS  0.2%
Prosafe ASA                                          1,000                61,073

OIL & COAL RESOURCES  0.3%
Norsk Hydro ASA *                                    1,600                42,410
Norsk Hydro ASA                                      3,400                90,176
                                                                   -------------
                                                                         132,586
OIL DRILLING & SERVICES  0.3%
Fred Olsen Energy ASA *                              1,400                63,735
TGS Nopec Geophysical Co. ASA *                      2,400                42,530
                                                                   -------------
                                                                         106,265
                                                                   -------------
                                                                         299,924
SPAIN 1.7%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Iberia Lineas Aereas de Espana S.A.                 21,000                54,178

BANKS & CREDIT INSTITUTIONS  0.1%
Banco de Andalucia                                     300                36,967

CONSTRUCTION & HOMEBUILDING  0.2%
Fomento de Construcciones y Contratas
   S.A.                                              1,200                91,181

CONSTRUCTION MATERIALS  0.2%
Cementos Portland Valderrivas S.A.                     600                62,461

INFORMATION & SERVICES  0.1%
Prosegur, Compania de Seguridad S.A.,
   Reg'd.                                            1,200                29,918

LAND & WATER TRANSPORTATION  0.2%
Altadis S.A.                                         1,600                75,551

REAL ESTATE DEVELOPMENT  0.4%
Corporacion Financiera Alba S.A.                       900                49,867
Inmobiliaria Colonia S.A.                              800                63,526
Inmobiliaria Urbis S.A.                              1,800                46,753
                                                                   -------------
                                                                         160,146
RESTAURANTS, HOTELS & THEATERS  0.3%
NH Hoteles, S.A.                                     3,000                53,773

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Sol Melia, S.A.                                      3,000                48,425
                                                                   -------------
                                                                         102,198
WHOLESALE  0.1%
Compania de Distribucion Integral
   Logista S.A.                                        900                53,681
                                                                   -------------
                                                                         666,281
SWEDEN 0.9%
--------------------------------------------------------------------------------
AIRLINES  0.1%
SAS AB *                                             4,000                42,058

BASIC MINERALS & METALS  0.2%
Boliden AB                                           5,000                91,939

CELLULAR & WIRELESS  0.3%
TeliaSonera AB                                      17,000                96,423

COMMUNICATIONS UTILITIES  0.2%
Tele2 AB, Class B                                    6,000                60,622

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Saab AB                                              2,000                50,802
                                                                   -------------
                                                                         341,844
SWITZERLAND 2.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Barry Callebaut AG                                     100                42,201

BANKS & CREDIT INSTITUTIONS  0.3%
Banque Cantonale Vaudoise                              150                51,308
Liechtenstein Landesbank AG                             60                46,740
St. Galler Kantonalbank                                100                34,286
                                                                   -------------
                                                                         132,334
BIOTECHNOLOGY  0.3%
Serono S.A., Class B                                   150               103,244

CARS & TRUCKS  0.1%
Rieter Holding AG                                       60                23,043

CHEMICALS & RUBBER  0.2%
Ciba Specialty Chemicals AG                            900                50,173
Clariant AG *                                        3,000                42,475
                                                                   -------------
                                                                          92,648
CONSTRUCTION MATERIALS  0.1%
Holcim Ltd.                                            386                29,591

FURNITURE & HOUSEHOLD ITEMS  0.3%
Compagnie Financiere Richemont AG,
   Series A                                          2,800               127,935

INSURANCE  0.7%
Baloise Holding AG, Class R                            600                46,053
Swiss Life Holding *                                   320                74,887
Swiss Re                                               833                58,118
Zurich Financial Services AG                           540               118,218
                                                                   -------------
                                                                         297,276
METAL PRODUCTS & MACHINERY  0.2%
ABB Ltd.                                             2,000                25,968
SIG Holding AG *                                       160                35,182
                                                                   -------------
                                                                          61,150
REAL ESTATE DEVELOPMENT  0.1%
PSP Swiss Property AG *                                800                41,325
                                                                   -------------
                                                                         950,747
UNITED KINGDOM 6.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%

Tate & Lyle plc                                      6,000                67,125

AIRLINES  0.1%
easyJet plc *                                        6,000                42,862

BASIC MINERALS & METALS  1.1%
Anglo American plc                                   2,000                81,595
Antofagasta plc                                      9,000                69,677
Corus Group plc                                      2,000                16,838
Kazakhmys plc                                        4,500                99,253
Lonmin plc                                           1,400                73,041
Vedanta Resources plc                                3,200                81,158
                                                                   -------------
                                                                         421,562
CARS & TRUCKS  0.1%
GKN plc                                             10,000                50,397

CELLULAR & WIRELESS  0.1%
The Carphone Warehouse plc                          10,000                58,583

COMMERCIAL AIRCRAFT & COMPONENTS  0.1%
Cobham plc                                          15,000                46,253

COMMUNICATIONS UTILITIES  0.1%
COLT Telecom Group plc *                            27,000                29,633

CONSTRUCTION MATERIALS  0.1%
Cookson Group plc                                    3,000                29,094

DRUGS & PHARMACEUTICALS  0.2%
Shire Pharmaceuticals plc                            4,800                70,161

FINANCIAL INVESTMENTS  0.4%
3i Group plc *                                       5,400                89,902
F&C Asset Management plc                             9,000                31,576
Schroders plc                                        1,000                18,648
                                                                   -------------
                                                                         140,126
GAS & OTHER PUBLIC UTILITIES  0.2%
Severn Trent plc                                     3,500                75,674

GOVERNMENT AIRCRAFT & DEFENSE  0.3%
BAE Systems plc                                     18,000               122,968

INFORMATION & SERVICES  0.2%
First Choice Holidays plc                            8,000                33,787
Group 4 Securicor plc                               18,000                55,747
                                                                   -------------
                                                                          89,534

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
INSURANCE  0.9%
Aviva plc                                            9,100               128,790
Friends Provident plc                               15,000                49,600
Henderson Group plc                                 21,000                29,476
Old Mutual plc                                      30,000                90,586
Resolution plc                                       3,200                39,654
                                                                   -------------
                                                                         338,106
LAND & WATER TRANSPORTATION  0.4%
Arriva plc                                           2,700                29,735
FirstGroup plc                                       5,000                43,286
National Express Group plc                           2,800                45,877
Stagecoach Group plc                                15,000                31,934
                                                                   -------------
                                                                         150,832
MISCELLANEOUS FINANCE  0.9%
Amvescap plc                                         8,000                73,189
Collins Stewart Tullett plc                          3,200                44,832
Legal & General Group plc                           44,000               104,147
Prudential plc                                      11,700               132,302
                                                                   -------------
                                                                         354,470
OIL & COAL RESOURCES  0.3%
Xstrata plc                                          3,300               125,605

OIL DRILLING & SERVICES  0.1%
AMEC plc                                             5,000                29,384
Petrofac Ltd.                                        6,000                28,882
                                                                   -------------
                                                                          58,266
RESTAURANTS, HOTELS & THEATERS  0.4%
Compass Group plc                                   18,000                87,206
Greene King plc                                      1,400                21,283
Whitbread plc                                        2,550                54,916
                                                                   -------------
                                                                         163,405
RETAIL  0.2%
Kingfisher plc                                      20,000                88,154
                                                                   -------------
                                                                       2,522,810
UNITED STATES 46.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  1.2%
General Mills, Inc.                                  2,900               149,814
Hansen Natural Corp. *                                 300                57,111
Kraft Foods, Inc., Class A                           1,900                58,710
Medifast, Inc. *                                       400                 7,148
PepsiCo, Inc.                                        3,610               216,744
                                                                   -------------
                                                                         489,527
AIRLINES  0.4%
Air Methods Corp. *                                    400                10,472
AirTran Holdings, Inc. *                             1,400                20,804
AMR Corp. *                                          2,300                58,466
Continental Airlines, Inc., Class B *                1,500                44,700
FedEx Corp.                                            200                23,372
Midwest Air Group, Inc. *                              500                 2,525
                                                                   -------------
                                                                         160,339
AUTOS  0.4%
Miller Industries, Inc. *                              400                 8,280
Oshkosh Truck Corp.                                    400                19,008
PACCAR, Inc.                                         1,800               148,284
                                                                   -------------
                                                                         175,572
BANKS & CREDIT INSTITUTIONS  2.4%
Bank of America Corp.                                8,100               389,610
Capital One Financial Corp.                          2,400               205,080
Comerica, Inc.                                         800                41,592
Countrywide Financial Corp.                          5,000               190,400
Dollar Financial Corp. *                               500                 9,000
PNC Financial Services Group, Inc.                     230                16,139
The First Marblehead Corp.                             700                39,858
U.S. Bancorp                                           130                 4,015
Wachovia Corp.                                         500                27,040
Wright Express Corp. *                               1,000                28,740
                                                                   -------------
                                                                         951,474
BASIC MINERALS & METALS  0.9%
Aleris International, Inc. *                           700                32,095
Encore Wire Corp. *                                    700                25,158
Nucor Corp.                                          1,740                94,395
Precision Castparts Corp.                            1,000                59,760
United States Steel Corp.                            1,200                84,144
Walter Industries, Inc.                                900                51,885
                                                                   -------------
                                                                         347,437
BEER, LIQUOR, & TOBACCO  0.2%
Altria Group, Inc.                                   1,000                73,430

BIOTECHNOLOGY  0.7%
Digene Corp. *                                         600                23,244
Gilead Sciences, Inc. *                              3,500               207,060
MedImmune, Inc. *                                    1,600                43,360
                                                                   -------------
                                                                         273,664
CELLULAR & WIRELESS  0.5%
NII Holdings, Inc. *                                 2,900               163,502
Sprint Nextel Corp.                                  1,800                35,982
                                                                   -------------
                                                                         199,484
CHEMICALS & RUBBER  0.7%
Innospec, Inc.                                         300                 7,626
Monsanto Co.                                         2,300               193,637
The Sherwin-Williams Co.                             1,400                66,472
                                                                   -------------
                                                                         267,735
COMMUNICATIONS UTILITIES  1.2%
American Tower Corp., Class A *                      2,800                87,136
AT&T Corp.                                           5,510               153,674
Google, Inc., Class A *                                480               201,278
Knology, Inc. *                                        700                 6,510
The Knot, Inc. *                                       590                12,349
                                                                   -------------
                                                                         460,947
CONSTRUCTION & HOMEBUILDING  0.1%
Brookfield Homes Corp.                                 615                20,264
MasTec, Inc. *                                         210                 2,774

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Perini Corp. *                                         600                13,500
                                                                   -------------
                                                                          36,538
CONSTRUCTION MATERIALS  0.1%
Eagle Materials, Inc.                                  900                42,750

CONSUMER DURABLES  0.2%
Thor Industries, Inc.                                  100                 4,845
Whirlpool Corp.                                        800                66,120
                                                                   -------------
                                                                          70,965
DRUGS & PHARMACEUTICALS  1.5%
Allergan, Inc.                                       1,300               139,438
Alpharma, Inc., Class A                              1,210                29,088
Biogen Idec, Inc. *                                  3,100               143,623
Celgene Corp. *                                      2,970               140,867
Cephalon, Inc. *                                     1,000                60,100
Cerus Corp. *                                          700                 4,991
Cubist Pharmaceuticals, Inc. *                       1,300                32,734
Genzyme Corp. *                                         --                    --
Indevus Pharmaceuticals, Inc. *                      1,400                 7,658
Matrixx Initiatives, Inc. *                            300                 4,668
New River Pharmaceuticals, Inc. *                      449                12,797
                                                                   -------------
                                                                         575,964
ELECTRIC UTILITIES  2.1%
American Electric Power Co., Inc.                    3,520               120,560
Consolidated Edison, Inc.                            2,700               119,988
DTE Energy Co.                                       1,900                77,406
Foster Wheeler Ltd. *                                  838                36,202
FPL Group, Inc.                                      1,780                73,656
Ormat Technologies, Inc.                               800                30,520
PG&E Corp.                                           3,390               133,159
TXU Corp.                                            3,800               227,202
                                                                   -------------
                                                                         818,693
FINANCIAL INVESTMENTS  0.0%
Allis-Chalmers Energy, Inc. *                          500                 6,795
Mitcham Industries, Inc. *                             300                 3,831
                                                                   -------------
                                                                          10,626
FOREST PRODUCTS & PAPER  0.3%
3M Co.                                                 600                48,462
Cenveo, Inc. *                                       1,400                25,130
Universal Forest Products, Inc.                        400                25,092
                                                                   -------------
                                                                          98,684
FURNITURE & HOUSEHOLD ITEMS  0.3%
Cybex International, Inc. *                            600                 3,894
GameTech International, Inc. *                         100                   905
Genlyte Group, Inc. *                                  300                21,729
International Game Technology                          490                18,591
Raven Industries, Inc.                                 500                15,750
The Lamson & Sessions Co. *                            500                14,180
Thomas & Betts Corp. *                               1,000                51,300
                                                                   -------------
                                                                         126,349
GAS & OTHER PUBLIC UTILITIES  0.0%
Hanover Compressor Co. *                                 7                   132
Western Gas Resources, Inc.                             60                 3,591
                                                                   -------------
                                                                           3,723
GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Aerosonic Corp. *                                      200                 1,490
Smith & Wesson Holding Corp. *                       1,100                 9,042
The Boeing Co.                                         100                 8,191
                                                                   -------------
                                                                          18,723
HEALTH CARE & HOSPITAL  0.4%
Health Net, Inc. *                                   1,200                54,204
Humana, Inc. *                                       1,800                96,660
                                                                   -------------
                                                                         150,864
INFORMATION & SERVICES  1.6%
Administaff, Inc.                                      800                28,648
American Reprographics Co. *                         1,100                39,875
Arena Pharmaceuticals, Inc. *                        1,000                11,580
Caterpillar, Inc.                                    3,200               238,336
CBIZ, Inc. *                                         2,000                14,820
Home Solutions of America, Inc. *                      700                 4,319
ICT Group, Inc. *                                      400                 9,812
Jones Lang LaSalle, Inc.                               200                17,510
Kendle International, Inc. *                           400                14,692
Manpower, Inc.                                         360                23,256
Moody's Corp.                                          400                21,784
On Assignment, Inc. *                                  800                 7,352
Parexel International Corp. *                          800                23,080
Rainmaker Systems, Inc. *                              400                 2,168
Rewards Network, Inc. *                                800                 6,536
Robert Half International, Inc.                      3,600               151,200
Sitel Corp. *                                        2,100                 8,232
Thomas Group, Inc.                                     300                 4,206
Xanser Corp. *                                       1,000                 5,050
                                                                   -------------
                                                                         632,456
INSTRUMENTS  1.0%
Applied Biosystems Group - Applera Corp.             3,200               103,520
Badger Meter, Inc.                                     500                13,500
Becton Dickinson & Co.                                 400                24,452
Candela Corp. *                                        700                11,102
Honeywell International, Inc.                        4,400               177,320
Illumina, Inc. *                                       944                27,999
IntriCon Corp. *                                       200                 1,000
Napco Security Systems, Inc. *                         600                 5,832
Quidel Corp. *                                         900                 8,550
The Spectranetics Corp. *                              800                 8,576
Thermo Electron Corp. *                                560                20,294
                                                                   -------------
                                                                         402,145
INSURANCE  2.1%
ACE Ltd.                                             3,100               156,829
Cincinnati Financial Corp.                           2,000                94,020
Hanover Insurance Group, Inc.                          600                28,476
Loews Corp.                                          3,900               138,255
MGIC Investment Corp.                                1,000                65,000
Pacific Ethanol, Inc. *                                200                 4,624
Radian Group, Inc.                                     900                55,602

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
The Allstate Corp.                                   4,140               226,582
Tower Group, Inc.                                      600                18,150
UnumProvident Corp.                                  3,100                56,203
                                                                   -------------
                                                                         843,741
INTEGRATED OIL COMPANIES  1.5%
ChevronTexaco Corp.                                    530                32,892
ConocoPhillips                                       3,610               236,563
Exxon Mobil Corp.                                    2,510               153,989
Marathon Oil Corp.                                   2,020               168,266
                                                                   -------------
                                                                         591,710
IT HARDWARE  3.9%
Advanced Energy Industries, Inc. *                   1,300                17,212
Advanced Micro Devices, Inc. *                       3,900                95,238
Amkor Technology, Inc. *                             3,700                35,002
Atmel Corp. *                                        9,100                50,505
Broadcom Corp., Class A *                            1,500                45,075
BTU International, Inc. *                              300                 4,071
Cisco Systems, Inc. *                                  650                12,694
Crown Castle International Corp. *                   2,340                80,824
Cymer, Inc. *                                          804                37,354
Cypress Semiconductor Corp. *                        1,720                25,009
Diodes, Inc. *                                         490                20,306
Evergreen Solar, Inc. *                                800                10,384
Harris Corp.                                         1,900                78,869
L-3 Communications Holdings, Inc.                    1,220                92,012
Lam Research Corp. *                                 1,500                69,930
LSI Logic Corp. *                                    2,300                20,585
LTX Corp. *                                          1,800                12,618
Marvell Technology Group Ltd. *                      1,800                79,794
MEMC Electronic Materials, Inc. *                    1,500                56,250
Micron Technology, Inc. *                            6,400                96,384
Microsemi Corp. *                                      200                 4,876
Motorola, Inc.                                       4,590                92,488
NVIDIA Corp. *                                       4,900               104,321
ON Semiconductor Corp. *                             1,220                 7,174
Plexus Corp. *                                       1,100                37,631
Qualcomm, Inc.                                       1,000                40,070
RF Micro Devices, Inc. *                             4,200                25,074
Sigma Designs, Inc. *                                  700                 6,601
Sirenza Microdevices, Inc. *                         1,000                12,140
Stratex Networks, Inc. *                             2,600                 8,814
Supertex, Inc. *                                       400                15,976
Technitrol, Inc.                                     1,100                25,465
Tellabs, Inc. *                                      3,900                51,909
The DIRECTV Group, Inc. *                            6,600               108,900
Trident Microsystems, Inc. *                         1,090                20,688
Zoran Corp. *                                        1,200                29,208
                                                                   -------------
                                                                       1,531,451
LAND & WATER TRANSPORTATION  1.2%
Burlington Northern Santa Fe Corp.                   2,280               180,690
C.H. Robinson Worldwide, Inc.                          590                31,447
Celadon Group, Inc. *                                  675                14,877
EGL, Inc. *                                          1,000                50,200
Union Pacific Corp.                                  1,900               176,624
                                                                   -------------
                                                                         453,838
MAINFRAME & MINICOMPUTERS  0.7%
Apple Computer, Inc. *                               4,020               229,622
Neoware Systems, Inc. *                                500                 6,145
Omnicell, Inc. *                                       800                11,056
Sun Microsystems, Inc. *                            10,620                44,073
                                                                   -------------
                                                                         290,896
METAL PRODUCTS & MACHINERY  1.2%
Asyst Technologies, Inc. *                           1,200                 9,036
Columbus McKinnon Corp. *                              100                 2,174
EMCORE Corp. *                                         800                 7,680
Emerson Electric Co.                                   700                58,667
Flow International Corp. *                           1,000                14,070
Intevac, Inc. *                                        600                13,008
JLG Industries, Inc.                                   500                11,250
Middleby Corp. *                                       300                25,968
Rockwell Automation, Inc.                            4,100               295,241
The Manitowoc Co., Inc.                                600                26,700
Veeco Instruments, Inc. *                              900                21,456
                                                                   -------------
                                                                         485,250
MISCELLANEOUS FINANCE  1.8%
Chicago Mercantile Exchange Holdings,
   Inc.                                                600               294,690
Citigroup, Inc.                                        460                22,191
JPMorgan Chase & Co.                                 3,420               143,640
Merrill Lynch & Co., Inc.                            1,900               132,164
Morgan Stanley                                       1,720               108,721
                                                                   -------------
                                                                         701,406
OIL & COAL RESOURCES  2.3%
Abraxas Petroleum Corp. *                            1,000                 4,320
Anadarko Petroleum Corp.                             3,900               185,991
Arch Coal, Inc.                                      1,600                67,792
Chesapeake Energy Corp.                              3,300                99,825
CONSOL Energy, Inc.                                    520                24,295
Newfield Exploration Co. *                           1,430                69,984
Peabody Energy Corp.                                 2,500               139,375
Prime-Energy, Inc. *                                   200                15,390
Ultra Petroleum Corp. *                              1,700               100,759
W&T Offshore, Inc.                                   1,200                46,668
XTO Energy, Inc.                                     3,600               159,372
                                                                   -------------
                                                                         913,771
OIL DISTRIBUTION  0.3%
Valero Energy Corp.                                  1,300                86,476
World Fuel Services Corp.                              700                31,983
                                                                   -------------
                                                                         118,459
OIL DRILLING & SERVICES  5.0%
Atwood Oceanics, Inc. *                                400                19,840
Baker Hughes, Inc.                                   1,800               147,330
Cameron International Corp. *                        1,200                57,324
Diamond Offshore Drilling, Inc.                      1,300               109,109
ENSCO International, Inc.                            3,400               156,468
GlobalSantaFe Corp.                                  2,300               132,825
Grant Prideco, Inc. *                                1,400                62,650
Halliburton Co.                                      2,100               155,841

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Helix Energy Solutions Group, Inc. *                 1,400                56,504
Helmerich & Payne, Inc.                                800                48,208
McDermott International, Inc. *                      1,500                68,205
Nabors Industries Ltd. *                             3,100               104,749
NATCO Group, Inc., Class A *                           500                20,100
Noble Corp.                                          1,500               111,630
Oil States International, Inc. *                       200                 6,856
Patterson-UTI Energy, Inc.                             980                27,744
Pride International, Inc. *                            200                 6,246
RPC, Inc.                                            1,200                29,136
Schlumberger Ltd.                                    1,500                97,665
Superior Energy Services, Inc. *                       850                28,815
TETRA Technologies, Inc. *                           1,600                48,464
Todco *                                              1,100                44,935
Transocean, Inc. *                                   3,430               275,497
W-H Energy Services, Inc. *                            300                15,249
Weatherford International Ltd. *                     3,000               148,860
                                                                   -------------
                                                                       1,980,250
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.5%
EMC Corp. *                                            900                 9,873
Finisar Corp. *                                      6,700                21,909
Hewlett-Packard Co.                                 15,500               491,040
LaserCard Corp. *                                      200                 2,618
Seagate Technology *                                 2,610                59,090
                                                                   -------------
                                                                         584,530
PUBLISHING, BROADCASTING & CINEMA  0.3%
Gannett Co., Inc.                                      790                44,185
Lamar Advertising Co., Class A *                     1,100                59,246
Monster Worldwide, Inc. *                              100                 4,266
                                                                   -------------
                                                                         107,697
REAL ESTATE DEVELOPMENT  0.2%
CB Richard Ellis Group, Inc., Class A *              2,400                59,760

REAL ESTATE INVESTMENT TRUSTS  0.2%
Host Hotels & Resorts, Inc.                          3,700                80,919

RESTAURANTS, HOTELS & THEATERS  1.0%
Choice Hotels International, Inc.                      900                54,540
Darden Restaurants, Inc.                             1,500                59,100
Empire Resorts, Inc. *                                 800                 5,560
McDonald's Corp.                                     5,580               187,488
Pinnacle Entertainment, Inc. *                       1,030                31,570
Wynn Resorts Ltd. *                                  1,000                73,300
                                                                   -------------
                                                                         411,558
RETAIL  3.9%
Abercrombie & Fitch Co., Class A                       200                11,086
AnnTaylor Stores Corp. *                             1,400                60,732
Best Buy Co., Inc.                                   2,580               141,487
Charlotte Russe Holding, Inc. *                        700                16,758
Circuit City Stores, Inc.                            2,400                65,328
Costco Wholesale Corp.                               1,500                85,695
Dress Barn, Inc. *                                   1,500                38,025
Fastenal Co.                                         1,500                60,435
First Cash Financial Services, Inc. *                1,000                19,750
Gaiam, Inc. *                                          600                 8,412
Home Depot, Inc.                                     4,600               164,634
J.C. Penney Co., Inc.                                   --                    --
Jennifer Convertibles, Inc. *                          300                 1,635
Limited Brands, Inc.                                 3,620                92,636
Lowe's Cos., Inc.                                    3,400               206,278
NetFlix, Inc. *                                      1,100                29,931
Nordstrom, Inc.                                      1,400                51,100
Nutri/System, Inc. *                                   600                37,278
Office Depot, Inc. *                                 2,900               110,200
PetMed Express, Inc. *                                 700                 7,679
Safeway, Inc.                                        4,500               117,000
Staples, Inc.                                        7,300               177,536
Wild Oats Markets, Inc. *                              900                17,640
                                                                   -------------
                                                                       1,521,255
SOFTWARE  2.1%
24/7 Real Media, Inc. *                              1,300                11,414
Amdocs Ltd. *                                          500                18,300
BEA Systems, Inc. *                                  4,500                58,905
Cadence Design Systems, Inc. *                       1,160                19,894
Citrix Systems, Inc. *                               1,300                52,182
Cognizant Technology Solutions Corp.,
   Class A *                                         1,400                94,318
Computer Sciences Corp. *                            2,000                96,880
Convera Corp. *                                      1,300                 8,736
Datalink Corp. *                                       200                 1,042
Eclipsys Corp. *                                     1,400                25,424
eCollege.com., Inc. *                                  700                14,798
Fidelity National Financial, Inc.                    1,060                41,287
i2 Technologies, Inc. *                                600                 7,602
Informatica Corp. *                                  2,100                27,636
Intraware, Inc. *                                      300                 1,830
Intuit, Inc. *                                       1,700               102,663
LanVision Systems, Inc. *                              300                 1,545
LivePerson, Inc. *                                   1,000                 4,850
Logility, Inc. *                                       400                 3,840
Move, Inc. *                                         4,200                23,016
NIC, Inc. *                                          1,400                10,122
Nuance Communications, Inc. *                        2,900                29,174
Opsware, Inc. *                                      2,600                21,424
PC-Tel, Inc. *                                         600                 5,124
Radiant Systems, Inc. *                                405                 4,281
Red Hat, Inc. *                                      1,900                44,460
Redback Networks, Inc. *                             1,300                23,842
SPSS, Inc. *                                           550                17,677
Stellent, Inc.                                         800                 7,640
Sykes Enterprises, Inc. *                            1,100                17,776
TheStreet.com, Inc.                                    600                 7,692
Ultimate Software Group, Inc. *                        500                 9,580
Viisage Technology, Inc. *                             600                 9,096
Web.com, Inc. *                                        500                 2,985
webMethods, Inc. *                                   1,500                14,805
                                                                   -------------
                                                                         841,840
TEXTILES & APPAREL  0.3%
Iconix Brand Group, Inc. *                             400                 6,536

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
The Gymboree Corp. *                                   900                31,284
VF Corp.                                             1,000                67,920
                                                                   -------------
                                                                         105,740
WHOLESALE  0.7%
Brightpoint, Inc. *                                  1,500                20,295
DXP Enterprises, Inc. *                                200                 6,214
Express Scripts, Inc. *                              1,500               107,610
Keystone Automotive Industries, Inc. *                 500                21,110
LKQ Corp. *                                            700                13,300
W.W. Grainger, Inc.                                    900                67,707
WESCO International, Inc. *                            800                55,200
                                                                   -------------
                                                                         291,436
                                                                   -------------
                                                                      18,303,596
                                                                   -------------
TOTAL COMMON STOCK
(COST $34,176,066)                                                    37,414,097
                                                                   -------------


SECURITY                                       FACE AMOUNT             VALUE
     RATE, MATURITY DATE                           ($)                  ($)
SHORT-TERM INVESTMENT 2.2% OF NET ASSETS

REPURCHASE AGREEMENT 2.2%
--------------------------------------------------------------------------------
Custodian Trust Company dated 6/30/06,
   due 7/3/06 at 4.50% with a maturity
   value of $867,379 (fully
   collateralized by U.S. Treasury Bill
   with a value of $893,114)                       867,054               867,054
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $5,684,007)                                                        867,054
                                                                   -------------

END OF INVESTMENTS.

At June 30, 2006 the tax basis cost of the fund's investments was $35,168,255, and the unrealized appreciation and depreciation were $3,999,312 and ($886,416), respectively, with a net unrealized appreciation of $3,112,896.

 *  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

                            AMOUNT                      AMOUNT
                              OF                          OF
                           CURRENCY                    CURRENCY       UNREALIZED
              CURRENCY      TO BE        CURRENCY        TO BE         GAINS /
EXPIRATION     TO BE       RECEIVED        TO BE       DELIVERED       LOSSES
   DATE       RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)    ($ X 1,000)

FORWARD FOREIGN CURRENCY CONTRACTS  3,031.7% OF NET ASSETS

07/26/2006      JPY              686        USD            656              (30)
07/26/2006      USD            9,813        JPY          9,933              120

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
SHORT SALES 94.2% OF NET ASSETS

AUSTRIA 0.4%
--------------------------------------------------------------------------------

BANKS & CREDIT INSTITUTIONS  0.2%
Raiffeisen International Bank-Holding AG             1,000                86,648

INSURANCE  0.2%
UNIQA Versicherungen AG                              1,500                48,709

RESTAURANTS, HOTELS & THEATERS  0.0%
BetandWin.com Interactive Entertainment AG *           109                 8,631
                                                                   -------------
                                                                         143,988
BELGIUM 0.7%
--------------------------------------------------------------------------------

BEER, LIQUOR, & TOBACCO  0.1%
InBev NV                                             1,000                49,017

DRUGS & PHARMACEUTICALS  0.2%
UCB SA                                               1,200                64,896

FINANCIAL INVESTMENTS  0.2%
Ackermans & van Haaren NV                              800                58,218

RETAIL  0.2%
Colruyt SA                                             600                93,687
                                                                   -------------
                                                                         265,818
DENMARK 0.8%
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS  0.6%
H. Lundbeck A/S                                      2,700                61,545
Novo-Nordisk A/S, Class B                            1,600               101,725
Novozymes A/S, Class B                                 900                60,768
                                                                   -------------
                                                                         224,038
INSTRUMENTS  0.2%
William Demant Holdings A/S *                        1,200                89,602
                                                                   -------------
                                                                         313,640
FINLAND 0.8%
--------------------------------------------------------------------------------

CHEMICALS & RUBBER  0.1%
Nokian Renkaat Oyj                                   2,700                35,437

CONSTRUCTION & HOMEBUILDING  0.1%
YIT Oyj                                              1,800                44,057

ELECTRIC UTILITIES  0.3%
Fortum Oyj                                           4,800               122,630

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
METAL PRODUCTS & MACHINERY  0.2%
Kone Oyj                                             1,500                62,340

RETAIL  0.1%
Kesko Oyj                                            1,500                57,568
                                                                   -------------
                                                                         322,032
FRANCE 3.7%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER  0.5%
Air Liquide S.A.                                       704               137,046
Rhodia S.A. *                                       27,000                53,665
                                                                   -------------
                                                                         190,711
FOREST PRODUCTS & PAPER  0.2%
Wendel Investissement                                  600                72,407

GOVERNMENT AIRCRAFT & DEFENSE  0.2%
Safran S.A.                                          4,000                87,040

INSURANCE  0.5%
April Group                                            900                48,507
Euler Hermes S.A.                                      500                55,228
Fimalac                                                600                47,277
SCOR                                                21,000                45,866
                                                                   -------------
                                                                         196,878
LAND & WATER TRANSPORTATION  0.1%
Financiere de L'Odet                                    80                30,178

PUBLISHING, BROADCASTING & CINEMA  0.5%
M6 Metropole Television                              1,500                46,906
PagesJaunes S.A.                                     3,000                94,169
Television Francaise 1                               2,000                65,161
                                                                   -------------
                                                                         206,236
REAL ESTATE DEVELOPMENT  0.3%
Fonciere Des Regions                                   300                38,724
Klepierre                                              600                69,474
Societe Immobilliere de Location pour
   l'Industrie et le Commerce (Silic)                  300                33,415
                                                                   -------------
                                                                         141,613
SOAPS & COSMETICS  0.3%
L'Oreal S.A.                                         1,400               132,155

SOFTWARE  0.2%
Dassault Systemes S.A.                               1,200                64,152

TEXTILES & APPAREL  0.5%
Hermes International                                   900                79,574
LVMH Moet Hennessy Louis Vuitton S.A.                1,200               118,940
                                                                   -------------
                                                                         198,514
WHOLESALE  0.4%
Essilor International S.A.                           1,000               100,583
Zodiac S.A.                                            900                50,500
                                                                   -------------
                                                                         151,083
                                                                   -------------
                                                                       1,470,967
GERMANY 2.4%
--------------------------------------------------------------------------------
AUTOS  0.2%
Porsche AG                                              90                86,844

BANKS & CREDIT INSTITUTIONS  0.6%
Commerzbank AG                                       3,600               130,583
Hypo Real Estate Holding AG                          1,400                84,933
                                                                   -------------
                                                                         215,516
CONSUMER DURABLES  0.1%
Rational AG                                            300                49,035

DRUGS & PHARMACEUTICALS  0.2%
Schwarz Pharma AG                                      600                53,749
Stada Arzneimittel AG                                  900                35,871
                                                                   -------------
                                                                          89,620
FOREST PRODUCTS & PAPER  0.1%
Pfleiderer AG                                          800                22,360

FURNITURE & HOUSEHOLD ITEMS  0.1%
Bijou Brigitte Modische Accessoires AG                 180                48,082

HEALTH CARE & HOSPITAL  0.1%
Rhoen-klinikum AG                                      900                40,052

INSURANCE  0.1%
MLP AG                                               2,000                41,150

METAL PRODUCTS & MACHINERY  0.1%
Solarworld AG                                          900                56,363

MISCELLANEOUS FINANCE  0.1%
Deutsche Boerse AG                                     200                27,207

RETAIL  0.1%
Douglas Holding AG                                     800                36,924

SOFTWARE  0.2%
SAP AG                                                 300                63,073

TEXTILES & APPAREL  0.3%
Adidas-Salomon AG                                    1,600                76,401
Hugo Boss AG                                           800                34,061
                                                                   -------------
                                                                         110,462
WHOLESALE  0.1%
Fielmann AG                                            400                38,107
                                                                   -------------
                                                                         924,795
ITALY 2.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Banca Popolare di Sondrio Scrl                       1,000                16,241
Mediobanca S.p.A.                                    3,808                74,492
                                                                   -------------
                                                                          90,733
COMMUNICATIONS UTILITIES  0.1%
Fastweb *                                            1,200                52,107

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
FURNITURE & HOUSEHOLD ITEMS  0.1%
Bulgari S.p.A                                        4,000                45,309

INSURANCE  0.7%
Alleanza Assicurazioni S.p.A.                        8,000                90,703
Assicurazioni Generali S.p.A.                        3,200               116,366
Mediolanum S.p.A                                     9,000                63,164
                                                                   -------------
                                                                         270,233
MISCELLANEOUS FINANCE  0.1%
Banca Carige S.p.A. Cassa di Risparmio
   di Genova e Imperia                              10,000                53,840

PUBLISHING, BROADCASTING & CINEMA  0.2%
Mediaset S.p.A.                                      8,000                94,254

REAL ESTATE DEVELOPMENT  0.5%
Autostrade S.p.A.                                    4,200               118,051
Pirelli & C. Real Estate S.p.A.                        900                60,398
                                                                   -------------
                                                                         178,449
TEXTILES & APPAREL  0.2%
Valentino Fashion Group S.p.A.                       2,100                61,076
                                                                   -------------
                                                                         846,001
JAPAN 24.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.4%
Ito En Ltd.                                          1,600                58,492
Nichirei Corp.                                       6,000                32,124
Yakult Honsha Co.                                    3,200                86,899
                                                                   -------------
                                                                         177,515
AUTOS  3.4%
Daihatsu Motor Co., Ltd.                             2,000                17,826
Denso Corp.                                          4,100               134,224
Hino Motors                                          6,000                34,930
Honda Motor Co., Ltd.                                4,000               127,056
JTEKT Corp.                                          6,200               119,898
Mazda Motor Corp.                                   14,000                87,724
Mitsubishi Motors Corp. *                           77,000               142,671
NHK Spring Co., Ltd.                                 5,000                57,588
Nissan Motors Co., Ltd.                             13,200               144,140
NTN Corp.                                            9,000                71,300
Suzuki Motor Corp.                                   4,900               106,035
Tokai Rika Co., Ltd.                                   200                 4,413
Toyoda Gosei Co., Ltd.                               1,200                24,110
Toyota Boshoku Corp.                                 1,900                29,063
Toyota Industries Corp.                              2,700               106,736
Toyota Motor Corp.                                   2,600               135,887
                                                                   -------------
                                                                       1,343,601
BANKS & CREDIT INSTITUTIONS  2.1%
Aeon Credit Service Co., Ltd.                        1,900                46,263
Credit Saison Co., Ltd.                              3,200               151,619
Mizuho Trust & Banking Co., Ltd.                    29,000                71,088
Suruga Bank Ltd.                                     5,000                67,703
The Bank of Yokohama Ltd.                           15,000               115,893
The Chiba Bank Ltd.                                 13,000               121,575
The Keiyo Bank Ltd.                                  3,000                16,949
The Musashino Bank Ltd.                                600                31,705
The Sumitomo Trust & Banking Co., Ltd.              15,000               164,222
UFJ Nicos Co., Ltd.                                  6,000                48,590
                                                                   -------------
                                                                         835,607
BEER, LIQUOR, & TOBACCO  0.1%
Takara Holdings, Inc.                                5,000                29,225

CELLULAR & WIRELESS  0.1%
KDDI Corp.                                               7                43,080

CHEMICALS & RUBBER  1.8%
Bridgestone Corp.                                    7,000               135,031
Mitsubishi Gas Chemical Co,. Inc.                    7,000                80,518
Mitsubishi Rayon Co., Ltd.                           9,000                73,335
Nissan Chemical Industries Ltd.                      5,000                62,478
Shin-Etsu Chemical Co., Ltd.                         2,600               141,416
Tokuyama Corp.                                       5,000                74,399
Toray Industries, Inc.                              18,000               156,210
                                                                   -------------
                                                                         723,387
COMMUNICATIONS UTILITIES  0.4%
Softbank Corp.                                       6,400               143,505

CONSTRUCTION & HOMEBUILDING  0.8%
Chiyoda Corp.                                        4,000                81,836
JGC Corp.                                            5,000                86,080
Kajima Corp.                                        18,000                82,603
Obayashi Corp.                                       4,000                27,508
Shimizu Corp.                                        5,000                27,987
                                                                   -------------
                                                                         306,014
CONSUMER DURABLES  0.7%
Funai Electric Co., Ltd.                               300                29,078
Pioneer Corp.                                        3,000                48,328
Shimano, Inc.                                        1,800                55,059
Sony Corp.                                           3,100               136,679
Victor Company Of Japan Ltd. *                       3,000                15,203
                                                                   -------------
                                                                         284,347
DRUGS & PHARMACEUTICALS  1.4%
Chugai Pharmaceutical Co., Ltd.                      4,600                93,927
Dainippon Sumitomo Pharma Co., Ltd.                  4,000                44,984
Eisai Co., Ltd.                                      3,200               144,140
Shionogi & Co., Ltd.                                 6,000               107,130
Takeda Pharmaceutical Co., Ltd.                      2,400               149,394
                                                                   -------------
                                                                         539,575
ELECTRIC UTILITIES  0.5%
Chubu Electric Power Co., Inc.                       5,600               151,258
The Tokyo Electric Power Co., Inc.                   1,600                44,208
                                                                   -------------
                                                                         195,466
FINANCIAL INVESTMENTS  0.3%
ORIX Corp.                                             500               122,006

FOREST PRODUCTS & PAPER  0.2%
Uni-Charm Corp.                                      1,500                82,930

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
FURNITURE & HOUSEHOLD ITEMS  0.4%
Nok Corp.                                            2,400                69,689
Square Enix Co., Ltd.                                1,100                22,948
Ushio, Inc.                                          2,600                54,971
                                                                   -------------
                                                                         147,608
GAS & OTHER PUBLIC UTILITIES  0.3%
Tokyo Gas Co., Ltd.                                 23,000               108,394

INFORMATION & SERVICES  0.5%
Park24 Co., Ltd.                                     1,300                38,395
Secom Co., Ltd.                                      3,000               141,810
                                                                   -------------
                                                                         180,205
INSTRUMENTS  0.6%
Anritsu Corp.                                        3,000                15,977
Nikon Corp.                                          3,000                52,484
Sysmex Corp.                                           400                18,476
Terumo Corp.                                         2,800                93,520
Yokogawa Electric Corp.                              3,800                54,278
                                                                   -------------
                                                                         234,735
IT HARDWARE  3.2%
Advantest Corp.                                        600                61,359
Disco Corp.                                            400                22,475
Fanuc Ltd.                                           1,700               152,701
Hamamatsu Photonics K.K.                             1,300                44,940
Hirose Electric Co., Ltd.                              100                12,154
Hoya Corp.                                           3,900               138,840
Ibiden Co., Ltd.                                     2,100               101,052
Keyence Corp.                                          550               140,337
Murata Manufacturing Co., Ltd.                       2,400               155,941
Nidec Sankyo Corp.                                   3,000                36,884
Nitto Denko Corp.                                    1,900               135,365
Sanken Electric Co., Ltd.                            4,000                50,853
Sharp Corp.                                          1,000                15,809
Tokyo Electron Ltd.                                  2,100               146,743
Tokyo Seimitsu Co., Ltd.                               800                41,526
                                                                   -------------
                                                                       1,256,979
LAND & WATER TRANSPORTATION  0.9%
East Japan Railway Co.                                  18               133,822
Keihin Electric Express Railway
   Co., Ltd.                                        10,000                70,802
Kintetsu Corp.                                      25,000                83,381
Odakyu Electric Railway Co., Ltd.                   12,000                77,364
                                                                   -------------
                                                                         365,369
MAINFRAME & MINICOMPUTERS  0.2%
Casio Computer Co., Ltd.                             4,100                78,365

METAL PRODUCTS & MACHINERY  0.8%
Mitsubishi Electric Corp.                           19,000               152,306
Nidec Corp.                                          1,200                86,094
NSK Ltd.                                             6,000                49,811
Yaskawa Electric Corp.                               4,000                46,610
                                                                   -------------
                                                                         334,821
PUBLISHING, BROADCASTING & CINEMA  0.1%
Tokyo Broadcasting System, Inc.                      1,400                33,717

REAL ESTATE DEVELOPMENT  1.1%
Mitsubishi Estate Co., Ltd.                          8,000               170,250
Mitsui Fudosan Co., Ltd.                             7,000               152,130
Sumitomo Realty & Development Co., Ltd.              4,000                98,701
                                                                   -------------
                                                                         421,081
RESTAURANTS, HOTELS & THEATERS  0.4%
Nintendo Co., Ltd.                                     900               151,220

RETAIL  1.4%
Aeon Co., Ltd.                                       5,900               129,619
Daimaru, Inc.                                        5,000                66,192
Don Quijote Co., Ltd.                                4,200                95,316
Fast Retailing Co., Ltd.                             1,100                90,031
Hikari Tsushin, Inc.                                 1,300                70,299
Isetan Co., Ltd.                                     1,700                28,953
Izumi Co., Ltd.                                        800                29,220
Shimamura Co., Ltd.                                    500                54,859
                                                                   -------------
                                                                         564,489
SOAPS & COSMETICS  0.6%
Kao Corp.                                            5,000               130,877
Shiseido Co., Ltd.                                   6,000               117,722
                                                                   -------------
                                                                         248,599
SOFTWARE  0.8%
CSK Holdings Corp.                                     600                27,392
Hitachi Software Engineering Co., Ltd.                 500                 8,495
Itochu Techno-Science Corp.                            800                36,906
OBIC Co., Ltd.                                         200                40,386
Oracle Corp.                                         1,000                46,827
Otsuka Corp.                                           400                45,107
Sumisho Computer Systems Corp.                         700                12,861
Trend Micro, Inc.                                    2,500                84,400
                                                                   -------------
                                                                         302,374
TEXTILES & APPAREL  0.2%
Seven & I Holdings Co., Ltd.                         2,000                65,942

TRADING COMPANY  0.6%
Mitsubishi Corp.                                     5,000               100,142
Mitsui & Co., Ltd.                                  10,000               141,389
                                                                   -------------
                                                                         241,531
WHOLESALE  0.3%
Yamada Denki Co., Ltd.                               1,100               112,074
                                                                   -------------
                                                                       9,673,761
NETHERLANDS 1.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.5%
CSM NV                                               1,500                41,765
Nutreco Holding NV                                     900                57,655

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Royal Numico N.V.                                    1,800                80,737
                                                                   -------------
                                                                         180,157
BANKS & CREDIT INSTITUTIONS  0.1%
Van Lanschot NV                                        600                55,720

BEER, LIQUOR, & TOBACCO  0.0%
Heineken NV                                            400                16,948

FINANCIAL INVESTMENTS  0.3%
Reed Elsevier NV                                     7,000               104,919

INFORMATION & SERVICES  0.2%
SBM Offshore NV                                      1,600                42,583
USG People NV                                          600                45,908
                                                                   -------------
                                                                          88,491
IT HARDWARE  0.2%
ASML Holding NV *                                    4,800                97,059

LAND & WATER TRANSPORTATION  0.1%
Koninklijke Vopak NV                                 1,200                42,369

METAL PRODUCTS & MACHINERY  0.1%
Aalberts Industries NV                                 600                44,055

REAL ESTATE DEVELOPMENT  0.3%
Rodamco Europe NV                                    1,000                97,996
                                                                   -------------
                                                                         727,714
NORWAY 0.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
DNB NOR ASA                                          8,000                99,439

CONSTRUCTION & HOMEBUILDING  0.1%
Stolt Offshore ASA *                                 3,000                45,844

INSURANCE  0.2%
Storebrand ASA                                       6,000                61,931
                                                                   -------------
                                                                         207,214
SPAIN 1.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Sos Cuetara SA                                       1,500                21,959

BANKS & CREDIT INSTITUTIONS  0.2%
Banco Guipuzcoano SA                                 1,500                45,014
Banco Pastor SA                                      2,400                31,406
                                                                   -------------
                                                                          76,420
CONSTRUCTION & HOMEBUILDING  0.1%
Grupo Ferrovial SA                                     600                45,758

ELECTRIC UTILITIES  0.3%
Union Fenosa SA                                      2,400                92,925

GAS & OTHER PUBLIC UTILITIES  0.1%
Sociedad General de Aguas de
   Barcelona SA                                      1,800                49,980

INSURANCE  0.1%
Gpo Catalana Occid *                                   400                50,729

LAND & WATER TRANSPORTATION  0.2%
Cintra Concesiones de Infraestructuras
   de Transporte SA                                  5,000                65,281

METAL PRODUCTS & MACHINERY  0.1%
Zardoya Otis SA *                                    1,467                 4,090
ZardoyaOtis SA                                       1,467                41,630
                                                                   -------------
                                                                          45,720
PUBLISHING, BROADCASTING & CINEMA  0.1%
Antena 3 De Television SA                            2,000                45,684

RETAIL  0.3%
Industria de Diseno Textil SA                        3,000               126,474

SOFTWARE  0.1%
Indra Sistemas SA                                    1,600                31,393
                                                                   -------------
                                                                         652,323
SWEDEN 0.9%
--------------------------------------------------------------------------------
AUTOS  0.2%
Scania AB, Class B                                   2,000                90,832

BANKS & CREDIT INSTITUTIONS  0.3%
ForeningsSparbanken AB                               3,600                94,567

COMMUNICATIONS UTILITIES  0.1%
Eniro AB                                             4,000                42,054

MISCELLANEOUS FINANCE  0.1%
OMX AB                                               3,000                53,592

WHOLESALE  0.2%
Assa Abloy AB                                        4,000                67,268
                                                                   -------------
                                                                         348,313
SWITZERLAND 1.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.1%
Neue Aargauer Bank                                      60                39,690

INFORMATION & SERVICES  0.2%
SGS SA                                                  80                75,928

INSTRUMENTS  0.6%
Nobel Biocare Holding AG                               270                63,999
Phonak Holding AG                                      900                56,221
Straumann Holding AG                                   210                53,601
Synthes, Inc.                                          700                84,287
                                                                   -------------
                                                                         258,108
METAL PRODUCTS & MACHINERY  0.2%
Geberit AG                                              60                69,347
                                                                   -------------
                                                                         443,073
UNITED KINGDOM 7.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Cadbury Schweppes plc                               11,700               112,668

BANKS & CREDIT INSTITUTIONS  0.5%
Northern Rock plc                                    4,000                73,959

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Standard Chartered plc                               5,600               136,639
                                                                   -------------
                                                                         210,598
BEER, LIQUOR, & TOBACCO  0.3%
Diageo plc                                           7,800               131,010

CHEMICALS & RUBBER  0.3%
Imperial Chemical Industries plc                    11,000                73,650
Johnson Matthey plc                                  2,400                58,799
                                                                   -------------
                                                                         132,449
COMMUNICATIONS UTILITIES  0.4%
British Sky Broadcasting Group plc                  10,000               105,677
Inmarsat plc                                         8,000                50,664
                                                                   -------------
                                                                         156,341
CONSTRUCTION & HOMEBUILDING  0.4%
Bovis Homes Group plc                                2,100                31,136
Homeserve plc                                        1,200                34,363
Persimmon plc                                        3,500                79,766
                                                                   -------------
                                                                         145,265
ELECTRIC UTILITIES  0.7%
National Grid plc                                   11,700               126,419
Scottish Southern Energy plc                         5,000               106,338
Viridian Group plc                                   2,400                42,380
                                                                   -------------
                                                                         275,137
FINANCIAL INVESTMENTS  0.2%
Reed Elsevier plc                                    9,000                90,719

FOREST PRODUCTS & PAPER  0.1%
Bunzl plc                                            4,500                51,288

INFORMATION & SERVICES  0.7%
Capita Group plc                                     8,000                68,208
Intertek Group plc                                   2,100                27,140
Regus Group plc *                                   15,000                30,315
Rentokil Initial plc                                24,000                69,175
Reuters Group plc                                    2,000                14,198
Serco Group plc                                      8,000                47,276
                                                                   -------------
                                                                         256,312
INSTRUMENTS  0.1%
Premier Farnell plc                                  5,400                17,700

INSURANCE  0.1%
St James's Place Capital plc                         8,000                48,348

IT HARDWARE  0.2%
ARM Holdings plc                                    20,000                41,779
CSR plc *                                            2,000                46,506
                                                                   -------------
                                                                          88,285
OIL & COAL RESOURCES  0.4%
Burren Energy plc                                    2,100                33,839
Cairn Energy plc *                                   1,800                72,893
Sibir Energy plc *                                   3,000                26,770
                                                                   -------------
                                                                         133,502
PUBLISHING, BROADCASTING & CINEMA  0.6%
Daily Mail & General Trust, Class A                  4,000                45,323
De La Rue plc                                        3,000                30,264
Emap plc                                             2,800                44,010
EMI Group plc                                       10,000                56,063
Johnston Press plc                                   2,000                15,305
United Business Media                                4,000                47,832
                                                                   -------------
                                                                         238,797
REAL ESTATE DEVELOPMENT  0.3%
British Land Co., plc                                4,000                93,294
Quintain Estates & Development plc                   2,400                28,633
                                                                   -------------
                                                                         121,927
RESTAURANTS, HOTELS & THEATERS  0.3%
PartyGaming plc                                     40,000                85,534
Sportingbet plc                                      4,250                30,901
                                                                   -------------
                                                                         116,435
RETAIL  0.7%
Burberry Group plc                                   6,000                47,660
DSG International plc                               21,000                74,087
GUS plc                                              6,000               107,099
Signet Group plc                                    24,000                42,558
                                                                   -------------
                                                                         271,404
SOAPS & COSMETICS  0.3%
Reckitt Benckiser plc                                3,300               123,133

SOFTWARE  0.1%
Misys plc                                            8,000                31,751

WHOLESALE  0.3%
Brambles Industries plc                             12,000                95,375
Electrocomponents plc                                8,000                34,205
                                                                   -------------
                                                                         129,580
                                                                   -------------
                                                                       2,882,649
UNITED STATES  45.4%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE  1.0%
Bunge Ltd.                                           1,300                65,325
Cuisine Solutions, Inc. *                              500                 2,525
Rocky Mountain Chocolate Factory, Inc.                 300                 3,897
The Coca-Cola Co.                                    1,000                43,020
The Hershey Co.                                      1,500                82,605
Wm. Wrigley Jr. Co.                                  3,100               140,616
Wm. Wrigley Jr. Co., Class B                           775                35,107
                                                                   -------------
                                                                         373,095
AIRLINES  0.3%
ABX Air, Inc. *                                      1,600                 9,664
Frontier Airlines Holdings, Inc. *                   1,000                 7,210
Hawaiian Holdings, Inc. *                            1,200                 4,080
Southwest Airlines Co.                               5,600                91,672
                                                                   -------------
                                                                         112,626

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
AUTOS  0.5%
Ford Motor Co.                                      14,760               102,287
General Motors Corp.                                 1,500                44,685
Gentex Corp.                                           900                12,600
Visteon Corp. *                                      3,600                25,956
                                                                   -------------
                                                                         185,528
BANKS & CREDIT INSTITUTIONS  2.3%
American Express Co.                                 3,000               159,660
Cash Systems, Inc. *                                   500                 3,645
Commerce Bancorp, Inc.                               2,100                74,907
East West Bancorp, Inc.                              1,100                41,701
Fifth Third Bancorp                                  3,900               144,105
Freddie Mac                                          3,800               216,638
Investors Financial Services Corp.                   1,016                45,618
National City Corp.                                  2,650                95,904
Pennsylvania Commerce Bancorp, Inc. *                  300                 9,600
Popular, Inc.                                        3,000                57,600
SVB Financial Group *                                  800                36,368
UCBH Holdings, Inc.                                    900                14,886
World Acceptance Corp. *                               500                17,760
                                                                   -------------
                                                                         918,392
BASIC MINERALS & METALS  0.0%
Wolverine Tube, Inc. *                                 300                 1,101

BEER, LIQUOR, & TOBACCO  0.4%
Anheuser-Busch Cos., Inc.                            3,850               175,521

BIOTECHNOLOGY  1.4%
Affymetrix, Inc. *                                   1,400                35,840
Amgen, Inc. *                                        2,500               163,075
Amylin Pharmaceuticals, Inc. *                       1,360                67,143
Anesiva, Inc. *                                        300                 2,280
Anika Therapeutics, Inc. *                             400                 3,872
Applera Corp. -- Celera Genomics Group *             1,900                24,605
ArQule, Inc. *                                       1,000                 5,640
CV Therapeutics, Inc. *                              1,300                18,161
Cypress Bioscience, Inc. *                             900                 5,526
Encysive Pharmaceuticals, Inc. *                     1,700                11,781
Human Genome Sciences, Inc. *                        3,300                35,310
ImClone Systems, Inc. *                              1,600                61,824
Incyte Corp. *                                       2,120                 9,752
Noven Pharmaceuticals, Inc. *                          700                12,530
Onyx Pharmaceuticals, Inc. *                         1,100                18,513
OSI Pharmaceuticals, Inc. *                          1,100                36,256
Seattle Genetics, Inc. *                               960                 4,416
Telik, Inc. *                                        1,100                18,150
ViaCell, Inc. *                                      1,100                 5,005
                                                                   -------------
                                                                         539,679
CELLULAR & WIRELESS  0.0%
Centennial Communications Corp.                      2,700                14,040

CHEMICALS & RUBBER  0.6%
Cabot Microelectronics Corp. *                         600                18,186
Chemtura Corp.                                       4,800                44,832
Hexcel Corp. *                                       1,800                28,278
Praxair, Inc.                                        3,000               162,000
                                                                   -------------
                                                                         253,296
COMMUNICATIONS UTILITIES  1.4%
IDT Corp. *                                          2,400                31,680
LodgeNet Entertainment Corp. *                         500                 9,325
Yahoo! Inc. *                                       15,200               501,600
                                                                   -------------
                                                                         542,605
CONSTRUCTION & HOMEBUILDING  0.2%
Dycom Industries, Inc. *                             1,000                21,290
Pulte Homes, Inc.                                    2,120                61,035
                                                                   -------------
                                                                          82,325
CONSTRUCTION MATERIALS  0.0%
Rock of Ages Corp.                                     300                 1,455

CONSUMER DURABLES  0.2%
Harley-Davidson, Inc.                                  900                49,401
Harman International Industries, Inc.                  500                42,685
                                                                   -------------
                                                                          92,086
DRUGS & PHARMACEUTICALS  2.5%
Cytokinetics, Inc. *                                   429                 2,698
Dendreon Corp. *                                     1,400                 6,776
DOV Pharmaceutical, Inc. *                             600                 1,272
DUSA Pharmaceuticals, Inc. *                           400                 2,260
Eli Lilly & Co.                                      5,200               287,404
EPIX Pharmaceuticals, Inc. *                           500                 2,175
Forest Laboratories, Inc. *                          2,900               112,201
Genzyme Corp. *                                        400                24,420
Hospira, Inc. *                                      3,170               136,120
Immucor, Inc. *                                        600                11,538
ImmunoGen, Inc. *                                    1,100                 3,443
Inspire Pharmaceuticals, Inc. *                      1,200                 5,580
MGI Pharma, Inc. *                                   1,000                21,500
Neose Technologies, Inc. *                             400                 1,620
Neurogen Corp. *                                       900                 4,608
NPS Pharmacuticals, Inc. *                           1,300                 6,344
OrthoLogic Corp. *                                     900                 1,458
Par Pharmaceutical Cos, Inc. *                         900                16,614
Pharmacyclics, Inc. *                                  400                 1,544
POZEN, Inc. *                                          900                 6,336
Sepracor, Inc. *                                     2,087               119,251
The Medicines Co. *                                    500                 9,775
Wyeth                                                4,900               217,609
                                                                   -------------
                                                                       1,002,546
ELECTRIC UTILITIES  2.0%
Covanta Holding Corp. *                              2,900                51,185
Dominion Resources, Inc.                             2,700               201,933
Reliant Energy, Inc. *                               4,750                56,905
TECO Energy, Inc.                                    3,200                47,808
The AES Corp. *                                     12,800               236,160
The Southern Co.                                     5,783               185,345
                                                                   -------------
                                                                         779,336
FINANCIAL INVESTMENTS  0.3%
Digital Theater Systems, Inc. *                        400                 7,792
Dolby Laboratories Inc., Class A *                   2,100                48,930

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Marlin Business Services, Inc. *                       400                 9,024
Marvel Entertainment, Inc. *                         2,200                44,000
                                                                   -------------
                                                                         109,746
FOREST PRODUCTS & PAPER  0.6%
International Paper Co.                              3,800               122,740
Neenah Paper, Inc.                                     400                12,180
Playtex Products, Inc. *                             1,700                17,731
Potlatch Corp.                                         800                30,200
Sealed Air Corp.                                     1,200                62,496
                                                                   -------------
                                                                         245,347
FURNITURE & HOUSEHOLD ITEMS  0.4%
Fiberstars, Inc. *                                     275                 2,159
Jacuzzi Brands, Inc. *                               2,200                19,360
Jarden Corp. *                                       1,500                45,675
Kinetic Concepts, Inc. *                               300                13,245
Newell Rubbermaid, Inc.                              1,900                49,077
Russ Berrie & Co., Inc. *                              600                 7,356
Virco Manufacturing Corp. *                            400                 2,000
                                                                   -------------
                                                                         138,872
GAS & OTHER PUBLIC UTILITIES  0.4%
El Paso Corp.                                        3,540                53,100
Waste Connections, Inc. *                            1,000                36,400
Waste Management, Inc.                               2,100                75,348
                                                                   -------------
                                                                         164,848
GOVERNMENT AIRCRAFT & DEFENSE  0.0%
LaBarge, Inc. *                                        500                 6,635
The Allied Defense Group, Inc. *                       100                 2,199
                                                                   -------------
                                                                           8,834
HEALTH CARE & HOSPITAL  0.9%
Alliance Imaging, Inc. *                             1,230                 7,872
Apria Healthcare Group, Inc. *                       1,100                20,790
Coventry Health Care, Inc. *                         1,600                87,904
DaVita, Inc. *                                       1,200                59,640
Enzo Biochem, Inc. *                                   900                13,572
HCA, Inc.                                            2,600               112,190
Symbion, Inc. *                                        600                12,456
Tenet Healthcare Corp. *                             5,900                41,182
VistaCare, Inc., Class A *                             500                 6,050
                                                                   -------------
                                                                         361,656
INFORMATION & SERVICES  1.3%
Accenture Ltd., Class A                              4,500               127,440
Apollo Group, Inc., Class A *                        1,600                82,672
Charles River Laboratories, Inc. *                     900                33,120
deCODE genetics, Inc. *                              1,700                10,523
Getty Images, Inc. *                                   400                25,404
Heidrick & Struggles International,
   Inc. *                                              500                16,920
Hewitt Associates, Inc., Class A *                     800                17,984
Horizon Health Corp. *                                 500                10,440
Korn/Ferry International *                           1,100                21,549
Laureate Education, Inc. *                           1,000                42,630
Learning Tree International, Inc. *                    500                 4,385
Maxygen, Inc. *                                      1,000                 7,480
NetRatings, Inc. *                                   1,000                13,890
Total System Services, Inc.                          1,200                23,100
Universal Technical Institute, Inc. *                  800                17,616
Viad Corp.                                           1,700                53,210
                                                                   -------------
                                                                         508,363
INSTRUMENTS  2.1%
Biomet, Inc.                                         2,700                84,483
Biosite, Inc. *                                        500                22,830
C.R. Bard, Inc.                                      1,900               139,194
Cyberonics, Inc. *                                     700                14,924
Danaher Corp.                                        2,600               167,232
Daxor Corp. *                                          200                 3,432
I-Flow Corp. *                                         698                 7,552
Ixia *                                               1,700                15,300
Medtronic, Inc.                                      1,100                51,612
Merit Medical Systems, Inc. *                          800                11,008
North American Scientific, Inc. *                      300                   585
OraSure Technologies, Inc. *                         1,300                12,376
Regeneration Technologies, Inc. *                      900                 5,760
Somanetics Corp. *                                     358                 6,838
St. Jude Medical, Inc. *                             2,900                94,018
Zimmer Holdings, Inc. *                              3,500               198,520
                                                                   -------------
                                                                         835,664
INSURANCE  1.1%
CorVel Corp. *                                          93                 2,325
Everest Re Group Ltd.                                  800                69,256
IPC Holdings Ltd.                                      300                 7,398
Marsh & McLennan Cos., Inc.                            900                24,201
The Progressive Corp.                                6,400               164,544
WellPoint, Inc. *                                      300                21,831
White Mountains Insurance Group Ltd.                   200                97,400
XL Capital Ltd., Class A                               500                30,650
                                                                   -------------
                                                                         417,605
IT HARDWARE  4.4%
ADTRAN, Inc.                                         1,470                32,972
Altera Corp. *                                       6,900               121,095
Analog Devices, Inc.                                 3,400               109,276
Avaya, Inc. *                                        5,400                61,668
Comtech Telecommunications Corp. *                     700                20,489
Comverse Technology, Inc. *                          2,400                47,448
Cree, Inc. *                                         1,500                35,640
DDi Corp. *                                            100                   820
EFJ, Inc. *                                            800                 4,808
Emulex Corp. *                                       2,000                32,540
Integrated Silicon Solutions, Inc. *                   600                 3,306
Intel Corp.                                         23,100               437,745
International DisplayWorks, Inc. *                     800                 4,160
Intervoice, Inc. *                                   1,100                 7,832
Juniper Networks, Inc. *                             4,500                71,955
KLA-Tencor Corp.                                     3,900               162,123
Linear Technology Corp.                              6,000               200,940
Maxim Integrated Products, Inc.                      5,300               170,183
Microchip Technology, Inc.                           1,705                57,203

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Novatel Wireless, Inc. *                               700                 7,266
QLogic Corp. *                                       2,678                46,169
Silicon Image, Inc. *                                2,000                21,560
Stoneridge, Inc. *                                     700                 5,810
Synaptics, Inc. *                                      700                14,980
Vyyo, Inc. *                                           400                 2,480
Xilinx, Inc.                                         2,000                45,300
                                                                   -------------
                                                                       1,725,768
LAND & WATER TRANSPORTATION  0.8%
Carnival Corp.                                       2,400               100,176
Heartland Express, Inc.                              2,133                38,165
Trailer Bridge, Inc. *                                 400                 2,900
United Parcel Service, Inc., Class B                 2,300               189,359
                                                                   -------------
                                                                         330,600
MAINFRAME & MINICOMPUTERS  0.8%
Dell, Inc. *                                        11,550               281,935
Palm, Inc. *                                         2,200                35,420
                                                                   -------------
                                                                         317,355
METAL PRODUCTS & MACHINERY  1.7%
Actuant Corp., Class A                                 600                29,970
American Standard Cos., Inc.                         2,100                90,867
Ball Corp.                                           1,600                59,264
General Electric Co.                                11,200               369,152
ITT Industries, Inc.                                 1,800                89,100
Ultralife Batteries, Inc. *                            500                 5,065
Zebra Technologies Corp., Class A *                  1,200                40,992
                                                                   -------------
                                                                         684,410
MISCELLANEOUS FINANCE  0.3%
E*TRADE Financial Corp. *                            3,510                80,098
eSPEED, Inc., Class A *                              1,300                10,829
First Albany Companies, Inc. *                         500                 2,250
Value Line, Inc.                                       300                12,810
                                                                   -------------
                                                                         105,987
OIL & COAL RESOURCES  1.0%
Bill Barrett Corp. *                                 1,000                29,610
Brigham Exploration Co. *                            1,200                 9,492
Double Eagle Petroleum Co. *                           300                 4,980
Encore Acquisition Co. *                             1,200                32,196
Equitable Resources, Inc.                            1,800                60,300
FX Energy, Inc. *                                      900                 4,158
Massey Energy Co.                                    1,400                50,400
Murphy Oil Corp.                                     1,800               100,548
Quicksilver Resources, Inc. *                        1,500                55,215
Southwestern Energy Co. *                            1,410                43,936
                                                                   -------------
                                                                         390,835
OIL DISTRIBUTION  0.1%
Cheniere Energy, Inc. *                              1,100                42,900

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.8%
Ampex Corp., Class A *                                 200                 2,332
Avid Technology, Inc. *                              1,000                33,330
Eastman Kodak Co.                                    2,700                64,206
Interphase Corp. *                                     300                 1,734
Lexmark International, Inc., Class A *               1,190                66,438
NCR Corp. *                                            400                14,656
Netgear, Inc. *                                        800                17,320
Network Appliance, Inc. *                            2,800                98,840
PAR Technology Corp. *                                 500                 6,385
Stratasys, Inc. *                                      300                 8,838
                                                                   -------------
                                                                         314,079
PUBLISHING, BROADCASTING & CINEMA  1.3%
CKX, Inc. *                                          2,200                29,854
Dow Jones & Co., Inc.                                1,400                49,014
Fisher Communications, Inc. *                          300                12,639
inVentiv Health, Inc. *                                 23                   662
Omnicom Group, Inc.                                    400                35,636
Outdoor Channel Holdings, Inc. *                       700                 7,224
R.H. Donnelley Corp. *                                 800                43,256
Spanish Broadcasting System, Class A *               1,400                 7,154
The E.W. Scripps Co., Class A                        1,500                64,710
The Interpublic Group of Cos., Inc. *                5,800                48,430
The McGraw-Hill Cos., Inc.                           1,000                50,230
Washington Post, Class B                               120                93,601
XM Satellite Radio Holdings, Inc.,
   Class A *                                         3,900                57,135
Young Broadcasting, Inc., Class A *                    400                 1,256
                                                                   -------------
                                                                         500,801
REAL ESTATE DEVELOPMENT  0.3%
Consolidated-Tomoka Land Co.                           300                16,542
Florida East Coast Industries, Class A                 700                36,631
The St. Joe Co.                                        900                41,886
Thomas Properties Group, Inc.                          900                10,584
Wilshire Enterprises, Inc.                             300                 1,740
                                                                   -------------
                                                                         107,383
REAL ESTATE INVESTMENT TRUSTS  2.5%
Alexander's, Inc. *                                    200                54,352
Archstone-Smith Trust                                1,400                71,218
AvalonBay Communities, Inc.                            800                88,496
Boston Properties, Inc.                              1,200               108,480
Equity Residential                                   2,900               129,717
General Growth Properties, Inc.                      2,400               108,144
Kimco Realty Corp.                                   2,200                80,278
Plum Creek Timber Co., Inc.                          2,000                71,000
Simon Property Group, Inc.                           1,700               140,998
Vornado Realty Trust                                 1,280               124,864
                                                                   -------------
                                                                         977,547
RESTAURANTS, HOTELS & THEATERS  1.3%
CKE Restaurants, Inc.                                1,700                28,237
Friendly Ice Cream Corp. *                             275                 2,115
Hilton Hotels Corp.                                  3,500                98,980
Max & Erma's Restaurants, Inc. *                       200                 1,680
MGM Mirage *                                         2,800               114,240
Nevada Gold & Casinos, Inc. *                          400                 2,920

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
Red Robin Gourmet Burgers, Inc. *                      500                21,280
Ruby Tuesday, Inc.                                     800                19,528
Starbucks Corp. *                                    5,200               196,352
Station Casinos, Inc.                                  160                10,893
Texas Roadhouse, Inc., Class A *                       200                 2,704
                                                                   -------------
                                                                         498,929
RETAIL  3.9%
Amazon.com, Inc. *                                   6,900               266,892
Bed, Bath & Beyond, Inc. *                           2,600                86,242
eBay, Inc. *                                        10,500               307,545
Finlay Enterprises, Inc. *                             300                 2,550
Kohl's Corp. *                                       4,400               260,128
PETCO Animal Supplies, Inc. *                          900                18,387
Restoration Hardware, Inc. *                         1,100                 7,898
Target Corp.                                           500                24,435
The Kroger Co.                                       1,200                26,232
Wal-Mart Stores, Inc.                                4,100               197,497
Walgreen Co.                                         4,999               224,155
Whole Foods Market, Inc.                             1,490                96,314
                                                                   -------------
                                                                       1,518,275
SOAPS & COSMETICS  1.2%
Avon Products, Inc.                                  4,600               142,600
Chattem, Inc. *                                        600                18,222
Church & Dwight Co., Inc.                            1,100                40,062
Clorox Co.                                           1,400                85,358
Ecolab, Inc.                                         2,500               101,450
Procter & Gamble Co.                                 1,330                73,948
                                                                   -------------
                                                                         461,640
SOFTWARE  3.5%
ActivIdentity Corp. *                                  800                 3,648
Activision, Inc. *                                   1,200                13,656
Adobe Systems, Inc. *                                4,483               136,104
Altiris, Inc. *                                        500                 9,020
Autobytel, Inc. *                                      800                 2,824
Automatic Data Processing, Inc.                      1,900                86,165
Blackboard, Inc. *                                     800                23,168
Borland Software Corp. *                             2,100                11,088
Dendrite International, Inc. *                       1,100                10,164
DocuCorp International, Inc. *                         300                 2,241
Electronic Arts, Inc. *                              3,300               142,032
Epicor Software Corp. *                                527                 5,549
Fair Isaac Corp.                                       300                10,893
Innotrac Corp. *                                       300                   852
Intergraph Corp. *                                     614                19,335
Kronos, Inc. *                                         600                21,726
Mediware Information Systems *                         300                 2,895
Microsoft Corp.                                     16,801               391,463
NAVTEQ Corp. *                                       1,300                58,084
Oracle Corp. *                                      11,400               165,186
Packeteer, Inc. *                                      900                10,206
Phoenix Technologies Ltd. *                            800                 3,848
Q-Med, Inc. *                                          410                 1,747
Seachange International, Inc. *                        900                 6,264
SM&A *                                                 600                 3,660
Sybase, Inc. *                                         600                11,640
Symantec Corp. *                                     3,900                60,606
TIBCO Software, Inc. *                               4,600                32,430
Unisys Corp. *                                       5,800                36,424
Verint Systems, Inc. *                                 800                23,352
VeriSign, Inc. *                                     3,000                69,510
WebSideStory, Inc. *                                   600                 7,320
                                                                   -------------
                                                                       1,383,100
TEXTILES & APPAREL  0.7%
Cintas Corp.                                         3,100               123,256
Coach, Inc. *                                        2,800                83,720
K-Swiss, Inc., Class A                                 900                24,030
Nike, Inc., Class B                                    500                40,500
                                                                   -------------
                                                                         271,506
WHOLESALE  0.9%
McKesson Corp.                                       2,900               137,112
Patterson Cos., Inc. *                               1,400                48,902
Strategic Distribution, Inc. *                         200                 2,800
Sysco Corp.                                          4,700               143,632
United Natural Foods, Inc. *                           900                29,718
                                                                   -------------
                                                                         362,164
                                                                   -------------
                                                                      17,857,845
                                                                   -------------
TOTAL SHORT SALES
(PROCEED $36,351,924) - 94.2%                                         37,080,133

END OF SHORT SALE POSITIONS.

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of June 30, 2006 FT Interactive's fair valuations were used for all relevant international securities.

* Non-income producing security

LAUDUS TRUST
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                  COST                 VALUE
HOLDINGS BY CATEGORY                               ($)                  ($)
--------------------------------------------------------------------------------
  93.7%  COMMON STOCK                          219,841,940          254,383,072

   4.7%  SHORT-TERM INVESTMENT                  12,895,266           12,895,266
--------------------------------------------------------------------------------
  98.4%  TOTAL INVESTMENTS                     232,737,206          267,278,338

(93.3)%  SHORT SALES                          (263,453,624)        (253,557,224)

  93.0%  DEPOSITS WITH BROKER
         AND CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                 252,707,031          252,707,031

   1.9%  OTHER ASSETS AND
         LIABILITIES                                                  5,174,293
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                 271,602,438

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
COMMON STOCK (a) 93.7% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.7%
--------------------------------------------------------------------------------
Corn Products International, Inc.                   36,320             1,111,392
Dean Foods Co. *                                    22,860               850,164
Diedrich  Coffee, Inc. *                               100                   365
Flowers Foods, Inc.                                 18,755               537,143
Hansen Natural Corp. *                               2,330               443,562
J & J Snack Foods Corp.                              3,970               131,288
Lance, Inc.                                         11,591               266,825
National Beverage Corp. *                            6,800                97,580
Penford Corp.                                        1,136                19,198
PepsiAmericas, Inc.                                 19,030               420,753
Seaboard Corp.                                         400               512,000
Seneca Foods Corp., Class B *                        3,200                75,152
Tasty Baking Co.                                     7,150                67,210
The Hain Celestial Group, Inc. *                     4,892               126,018
Zapata Corp. *                                          80                   556
                                                                    ------------
                                                                       4,659,206
AIRLINES 0.9%
--------------------------------------------------------------------------------
Air Methods Corp. *                                  1,130                29,583
AirNet Systems, Inc. *                               3,860                11,464
Alaska Air Group, Inc. *                            23,460               924,793
Mesa Air Group, Inc. *                                  70                   690
PHI, Inc. *                                          3,100               102,920
Republic Airways Holdings, Inc. *                   13,700               233,174
SkyWest, Inc.                                       48,937             1,213,638
                                                                    ------------
                                                                       2,516,262
AUTOS 1.0%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                       5,132               127,530
Autoliv, Inc.                                        7,960               450,297
Dorman Products, Inc. *                                182                 2,144
Oshkosh Truck Corp.                                 33,600             1,596,672
Spartan Motors, Inc.                                 4,574                70,348
Strattec Security Corp. *                              500                24,905
Supreme Industries, Inc., Class A                    2,300                16,514
Sypris Solutions, Inc.                               8,710                82,310
TRW Automotive Holdings Corp. *                      9,385               256,023
                                                                    ------------
                                                                       2,626,743
BANKS & CREDIT INSTITUTIONS 3.4%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                  60                   993
Accredited Home Lenders Holding Co. *               11,897               568,796
Advanta Corp., Class A                               5,524               181,132
Ameriana Bancorp                                       299                 4,048
American National Bankshares, Inc.                   4,800               111,024
Ameris Bancorp                                       2,735                63,288
Anchor BanCorp Wisconsin, Inc.                       1,002                30,230
Banco Latinoamericano de Exportaciones,
   S.A., Class E                                     5,020                78,463
BankUnited Financial Corp., Class A                  8,650               263,998
Berkshire Bancorp, Inc.                              5,700                93,098
Berkshire Hills Bancorp, Inc.                        1,779                63,119
Beverly Hills Bancorp, Inc.                          6,210                59,740
BOE Financial Services of Virginia, Inc.               455                14,535
Britton & Koontz Capital Corp.                         200                 3,880
Brunswick Bancorp *                                    120                 1,506
Capital Crossing Bank *                              1,300                31,980
Cardinal Financial Corp.                             8,047                93,506
Carver Bancorp, Inc.                                   400                 6,920
Central Bancorp, Inc.                                  450                14,265
Centrue Financial Corp. *                              200                 4,602
CFS Bancorp, Inc.                                      905                13,430
Citizens First Bancorp, Inc.                           329                 8,788
Codorus Valley Bancorp, Inc.                         2,438                46,736
Comerica, Inc.                                         100                 5,199
Community Bank Shares of Indiana, Inc.               2,209                47,493
Community Capital Corp.                                480                10,430
Community Financial Corp.                            1,800                42,120
Community Shores Bank Corp. *                           10                   125
Community West Bancshares                              808                12,645
CompuCredit Corp. *                                 18,717               719,481
Consumer Portfolio Services, Inc. *                  1,300                 8,723
Corus Bankshares, Inc.                              30,400               795,872
Cowlitz Bancorp *                                      100                 1,605
Delta Financial Corp.                                9,380                92,393
Dollar Financial Corp. *                            15,247               274,446
Electronic Clearing House, Inc. *                    5,380                72,415
Federal Agricultural Mortgage Corp.,
   Class C                                           7,430               205,811
Fidelity Southern Corp.                                510                 9,068
Financial Institutions, Inc.                           472                 9,846

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 NUMBER OF             VALUE
SECURITY                                          SHARES                ($)
First Bancshares, Inc.                                 200                 3,328
First BancTrust Corp.                                  400                 4,892
First Capital, Inc.                                  1,484                27,454
First Citizens BancShares, Inc., Class A               500               100,250
First Defiance Financial Corp.                       1,268                33,412
First Federal Bancshares of Arkansas,
   Inc.                                                 40                   905
First Federal Bancshares, Inc.                         600                10,470
First Federal Bankshares, Inc.                         100                 2,170
First Financial Holdings, Inc.                         400                12,800
First Financial Service Corp.                          100                 3,050
First Keystone Finl, Inc.                              500                 9,315
First M&F Corp.                                         42                   830
First Mariner Bancorp, Inc. *                        2,181                42,093
First Merchants Corp.                                  211                 5,129
First National Lincoln Corp.                         2,924                48,764
First Niagra Financial Group, Inc.                  58,560               821,011
First Place Financial Corp.                          3,385                77,889
First United Corp.                                   2,375                49,044
First West Virginia Bancorp, Inc.                       10                   190
FirstFed Financial Corp. *                          11,070               638,407
FirstMerit Corp.                                       100                 2,094
FMS Financial Corp.                                     10                   161
FNB Corp. of North Carolina                          4,730                86,086
FNB Corp. of Virginia                                  100                 3,700
Franklin Bank Corp. *                               14,614               295,057
Greene County Bancshares, Inc.                         100                 3,096
Guaranty Federal Bancshares, Inc.                       10                   280
Habersham Bancorp                                    1,250                30,812
HF Financial Corp.                                     770                13,167
Hopfed Bancorp, Inc.                                    60                   987
Horizon Bancorp                                      2,800                73,108
Horizon Financial Corp.                                100                 2,743
Integra Bank Corp.                                     624                13,572
Intervest Bancshares Corp. *                         2,930               118,665
ITLA Capital Corp.                                   4,600               241,868
Lakeland Financial Corp.                               200                 4,858
Leesport Financial Corp.                             4,462               102,626
Lincoln Bancorp                                          8                   143
LSB Financial Corp.                                  1,433                38,333
MASSBANK Corp.                                         400                13,100
Meta Financial Group, Inc.                           1,100                23,919
MFB Corp.                                              600                18,666
MidWestOne Financial Group, Inc.                     3,100                59,675
National Bankshares, Inc.                              999                22,443
NBC Capital Corp.                                    4,230                94,202
North Central Bancshares, Inc.                       1,867                72,720
North Valley Bancorp                                 2,800                48,692
Northrim BanCorp, Inc.                               1,000                25,100
Northway Financial, Inc.                               400                14,190
OceanFirst Financial Corp.                           1,100                24,442
Pacific Capital Bancorp                              5,322               165,621
Pacific Premier Bancorp, Inc. *                        400                 4,680
Pamrapo Bancorp, Inc.                                  100                 1,985
Pinnacle Bancshares, Inc.                              100                 1,448
Provident Community Bancshares, Inc.                    50                   887
Provident Financial Holdings, Inc.                   2,799                83,970
PSB Bancorp, Inc. *                                  3,800                41,990
Renasant Corp.                                         249                10,047
Republic First Bancorp, Inc. *                       5,465                74,597
River Valley Bancorp                                   393                 7,145
Simmons First National Corp., Class A                2,094                60,747
South Street Financial Corp.                           100                   899
Southern Missouri Bancorp, Inc.                        130                 1,690
Sterling Financial Corp.                               920                20,148
Synovus Financial Corp.                              5,500               147,290
TD Banknorth, Inc.                                   2,980                87,761
TF Financial Corp.                                   2,400                69,240
Tompkins Trustco, Inc.                                 160                 6,880
Tower Financial Corp.                                  300                 5,670
UnionBanCal Corp.                                    4,100               264,819
Unionbancorp, Inc.                                   1,390                27,939
United Bancorp, Inc., Ohio                             189                 2,079
United Bancshares, Inc.                                 10                   156
United Community Financial Corp.                     4,173                50,076
United Financial Corp.                                 500                10,710
United Security Bancshares, Inc.                     4,819               142,546
Unity Bancorp, Inc.                                  2,710                41,979
Wainwright Bank & Trust Co.                          4,842                52,773
Washington Savings Bank, F.S.B. *                    6,200                53,258
Wright Express Corp. *                               3,650               104,901
WSFS Financial Corp.                                 4,300               264,235
                                                                    ------------
                                                                       9,213,823
BASIC MINERALS & METALS 5.2%
--------------------------------------------------------------------------------
A.M. Castle & Co.                                    2,870                92,558
Aleris International, Inc. *                        14,410               660,699
Allegheny Technologies, Inc.                        51,560             3,570,014
Commercial Metals Co.                               31,460               808,522
CommScope, Inc. *                                   34,470             1,083,047
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                           8,280               458,795
L.B. Foster Co., Class A *                             100                 2,427
Mueller Industries, Inc.                             9,137               301,795
NS Group, Inc. *                                    12,190               671,425
Olympic Steel, Inc.                                  5,500               194,645
Phelps Dodge Corp.                                  11,830               971,953
Precision Castparts Corp.                           16,293               973,670
Reliance Steel & Aluminum Co.                          200                16,590
Ryerson Tull, Inc.                                  13,000               351,000
Southern Copper Corp.                               14,870             1,325,363
Superior Essex, Inc. *                               3,657               109,454
Synalloy Corp. *                                     2,600                33,488
Titanium Metals Corp. *                              1,640                56,383
United States Steel Corp.                           35,810             2,510,997
Universal Stainless & Alloy Products,
   Inc. *                                            1,399                40,949
                                                                    ------------
                                                                      14,233,774
BEER, LIQUOR, & TOBACCO 0.1%
--------------------------------------------------------------------------------
The Boston Beer Co., Inc. *                          5,200               152,308

BIOTECHNOLOGY 1.5%
--------------------------------------------------------------------------------
Celgene Corp. *                                     73,438             3,483,164
Digene Corp. *                                      12,800               495,872

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Harvard Bioscience, Inc. *                         26,500               117,925
                                                                    -----------
                                                                      4,096,961
CELLULAR & WIRELESS 0.6%
-------------------------------------------------------------------------------
NII Holdings, Inc. *                               26,248             1,479,862
USA Mobility, Inc. *                                4,280                71,048
                                                                    -----------
                                                                      1,550,910
CHEMICALS & RUBBER 1.8%
-------------------------------------------------------------------------------
A. Schulman, Inc.                                  13,817               316,271
American Pacific Corp. *                              332                 2,590
Arch Chemicals, Inc.                                9,660               348,243
Bairnco Corp.                                       2,660                31,202
FMC Corp.                                          19,780             1,273,634
H.B. Fuller Co.                                       300                13,071
Hercules, Inc. *                                    7,490               114,297
ICO, Inc. *                                         9,321                45,859
Innospec, Inc.                                     10,400               264,368
LESCO, Inc. *                                          20                   311
NewMarket Corp.                                     4,910               240,885
PolyOne Corp. *                                    73,160               642,345
Stepan Co.                                          1,700                53,686
The Sherwin-Williams Co.                           25,650             1,217,862
Westlake Chemical Corp.                            11,140               331,972
                                                                    -----------
                                                                      4,896,596
COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
-------------------------------------------------------------------------------
Ladish Co., Inc. *                                  3,000               112,410

COMMUNICATIONS UTILITIES 0.9%
-------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                         7,150               148,935
CT Communications, Inc.                            14,797               338,407
D&E Communications, Inc.                            9,529               103,294
General Communication, Inc., Class A *             10,897               134,251
Gilat Satellite Networks Ltd. *                    19,041               148,520
Golden Telecom, Inc.                                3,797                96,254
Hector Communications Corp.                         2,100                73,584
J2 Global Communications, Inc. *                    7,341               229,186
Knology, Inc. *                                     1,300                12,090
Playboy Enterprises, Inc., Class A *               21,500               204,895
Playboy Enterprises, Inc., Class B *                6,450                64,371
RCN Corp. *                                        15,400               383,922
SumTotal Systems, Inc. *                           13,420                84,143
The Knot, Inc. *                                    2,929                61,304
Vignette Corp. *                                   21,965               320,250
                                                                    -----------
                                                                      2,403,406
CONSTRUCTION & HOMEBUILDING 0.8%
-------------------------------------------------------------------------------
Brookfield Homes Corp.                              2,380                78,421
Cavalier Homes, Inc. *                              1,420                 7,526
Comfort Systems USA, Inc.                          10,510               150,188
Insituform Technologies, Inc., Class A *           19,500               446,355
MasTec, Inc. *                                     25,010               330,382
Meadow Valley Corp. *                               3,780                43,281
Palm Harbor Homes, Inc. *                           8,200               144,238
Perini Corp. *                                     17,200               387,000
Quanta Services, Inc. *                            26,540               459,938
Skyline Corp. *                                       700                29,946
                                                                    -----------
                                                                      2,077,275
CONSTRUCTION MATERIALS 0.9%
-------------------------------------------------------------------------------
Ameron International Corp.                          1,500               100,530
Continental Materials Corp. *                         800                21,680
Eagle Materials, Inc.                              29,610             1,406,475
Florida Rock Industries, Inc.                         700                34,769
Martin Marietta Materials, Inc.                     5,440               495,856
MDU Resources Group, Inc.                           3,600               131,796
Oil-Dri Corp. of America                            1,540                30,338
Rock of Ages Corp. *                                6,600                32,010
U.S. Concrete, Inc. *                              10,200               112,710
Vulcan Materials Co.                                1,000                78,000
                                                                    -----------
                                                                      2,444,164
CONSUMER DURABLES 0.2%
-------------------------------------------------------------------------------
Monaco Coach Corp.                                 24,830               315,341
Thor Industries, Inc.                               3,700               179,265
Universal Electronics, Inc. *                       3,009                53,289
                                                                    -----------
                                                                        547,895
DRUGS & PHARMACEUTICALS 1.0%
-------------------------------------------------------------------------------
Alpharma, Inc., Class A                            28,930               695,477
E-Z-EM, Inc. *                                      3,200                43,520
Endo Pharmaceutical Holdings, Inc. *               45,700             1,507,186
Geopharma, Inc. *                                   7,800                31,546
Matrixx Initiatives, Inc. *                         6,350                98,806
Metabasis Therapeutics, Inc. *                     24,070               183,654
Natural Alternative International, Inc. *             320                 3,430
Schiff Nutrition International, Inc. *              3,400                22,712
Sciele Pharma, Inc. *                                 610                14,146
United-Guardian, Inc.                                 100                   840
ViroPharma, Inc. *                                 16,233               139,929
                                                                    -----------
                                                                      2,741,246
ELECTRIC UTILITIES 1.9%
-------------------------------------------------------------------------------
Alliant Energy Corp.                               61,010             2,092,643
CH Energy Group, Inc.                                 700                33,600
DTE Energy Co.                                     33,170             1,351,346
Duquesne Light Holdings, Inc.                      11,960               196,622
Foster Wheeler Ltd. *                              19,981               863,179
Green Mountain Power Corp.                          1,600                54,384
Northeast Utilities                                21,150               437,171
OGE Energy Corp.                                      100                 3,503
Unitil Corp.                                        1,100                26,466
Westar Energy, Inc.                                 1,750                36,838
Xcel Energy, Inc.                                     130                 2,493
                                                                    -----------
                                                                      5,098,245
FINANCIAL INVESTMENTS 0.7%
-------------------------------------------------------------------------------
Aaron Rents, Inc.                                   5,010               134,669
California First National Bancorp                   3,243                46,051
CEVA, Inc. *                                       11,600                67,048
Electro Rent Corp. *                                4,794                76,800

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
ePlus, Inc. *                                       4,289                48,594
First Niles Financial, Inc.                            99                 1,401
GATX Corp.                                         11,840               503,200
InterDigital Communications Corp. *                 6,265               218,711
Jackson Hewitt Tax Service, Inc.                    7,200               225,720
PICO Holdings, Inc. *                               3,760               121,260
SRS Labs, Inc. *                                    3,500                17,465
The Enstar Group, Inc. *                              250                23,047
United Rentals, Inc. *                              2,610                83,468
Universal Compression Holdings, Inc. *              2,280               143,571
UTEK Corp.                                            300                 6,015
Willis Lease Finance Corp. *                        6,630                62,455
                                                                    -----------
                                                                      1,779,475
FOREST PRODUCTS & PAPER 0.4%
-------------------------------------------------------------------------------
American Woodmark Corp.                             3,665               128,422
Cenveo, Inc. *                                      2,650                47,567
CSS Industries, Inc.                                  100                 2,875
Lydall, Inc. *                                     12,030               110,917
Mod-Pac Corp. *                                     3,000                29,850
Nashua Corp. *                                        220                 1,511
Universal Forest Products, Inc.                    12,559               787,826
                                                                    -----------
                                                                      1,108,968
FURNITURE & HOUSEHOLD ITEMS 2.3%
-------------------------------------------------------------------------------
A.T. Cross Co., Class A *                             300                 1,590
Aldila, Inc.                                        4,271               108,142
American Biltrite, Inc. *                             710                 7,398
AZZ, Inc. *                                         4,380               114,800
Bassett Furniture Industries, Inc.                  4,350                80,519
Callaway Golf Co.                                  53,280               692,107
Channell Commercial Corp. *                         6,023                19,876
Chase Corp.                                         1,600                23,680
Chromcraft Revington, Inc. *                          820                 9,553
Communications Systems, Inc.                        4,200                43,008
Craftmade International, Inc.                       2,120                35,510
Cybex International, Inc. *                        14,050                91,184
Ethan Allen Interiors, Inc.                        23,090               843,939
JAKKS Pacific, Inc. *                               4,296                86,307
La-Z-Boy, Inc.                                     26,220               367,080
Mity Enterprises, Inc. *                              564                10,208
Movado Group, Inc.                                 14,500               332,775
Myers Industries, Inc.                             10,286               176,816
National Presto Industries, Inc.                    1,320                69,010
Preformed Line Products Co.                           300                11,370
Raven Industries, Inc.                                 92                 2,898
Steelcase Inc., Class A                            54,760               900,802
Summa Industries                                      204                 2,009
The Genlyte Group, Inc. *                           2,306               167,024
The Lamson & Sessions Co. *                         6,310               178,952
Thomas & Betts Corp. *                             37,210             1,908,873
Tredegar Corp.                                        360                 5,695
                                                                    -----------
                                                                      6,291,125
GAS & OTHER PUBLIC UTILITIES 1.0%
-------------------------------------------------------------------------------
AGL Resources, Inc.                                   600                22,872
Artesian Resources Corp., Class A                     250                 7,215
BIW Ltd.                                              150                 2,715
California Water Service Group                      1,810                64,689
Casella Waste Systems, Inc., Class A *              2,070                27,096
Florida Public Utilites Co.                         1,800                22,662
Industrial Services of America, Inc. *                100                   575
Nicor, Inc.                                        15,470               642,005
SJW Corp.                                           8,380               213,271
Waste Industries USA, Inc.                          5,030               114,081
Western Gas Resources, Inc.                        27,980             1,674,603
                                                                    -----------
                                                                      2,791,784
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
-------------------------------------------------------------------------------
Aerosonic Corp. *                                     560                 4,172
Herley Industries, Inc. *                          11,700               131,157
Reinhold Industries, Inc., Class A                    450                 5,342
Smith & Wesson Holding Corp. *                      6,560                53,923
Todd Shipyards Corp.                                2,720                62,560
                                                                    -----------
                                                                        257,154
HEALTH CARE & HOSPITAL 2.4%
-------------------------------------------------------------------------------
Allied Healthcare International, Inc. *            14,437                38,691
Almost Family, Inc. *                               1,900                45,600
American Shared Hospital Services                   3,400                20,774
Five Star Quality Care, Inc. *                     13,710               151,770
Gentiva Health Services, Inc. *                     1,540                24,686
Health Net, Inc. *                                 41,190             1,860,552
IntegraMed America, Inc. *                          4,625                46,019
Manor Care, Inc.                                   46,870             2,199,140
MEDTOX Scientific, Inc. *                           2,990                27,807
National Dentex Corp. *                               130                 3,016
National Healthcare Corp.                             100                 4,455
National Home Health Care Corp.                     5,244                51,916
NovaMed, Inc. *                                       404                 2,727
Pediatric Services of America, Inc. *               6,654                83,042
Pediatrix Medical Group, Inc. *                    39,026             1,767,878
Res-Care, Inc. *                                    2,269                45,380
Solexa, Inc. *                                      3,300                28,050
                                                                    -----------
                                                                      6,401,503
INFORMATION & SERVICES 4.6%
--------------------------------------------------------------------------------
Ablest, Inc. *                                      2,100                17,850
Bioanalytical Systems, Inc. *                       2,200                16,060
Carriage Services, Inc. *                           9,360                42,962
Cass Information Systems, Inc.                        660                32,135
CBIZ, Inc. *                                        1,760                13,042
CDI Corp.                                          10,259               297,511
Ceridian Corp. *                                    1,360                33,238
CheckFree Corp. *                                   7,292               361,392
Convergys Corp. *                                  39,390               768,105
CPI Corp.                                           4,550               139,685
Ecology & Environment, Inc.                         2,730                27,382
Expedia, Inc. *                                   105,248             1,575,563
Exponent, Inc. *                                   14,000               236,600
Forrester Research, Inc. *                          6,545               183,129
Franklin Covey Co. *                               12,950                95,830

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Hallwood Group, Inc. *                                500                56,000
Henry Bros. Electronics, Inc. *                     3,970                20,049
Hudson Highland Group, Inc. *                       1,041                11,232
ICT Group, Inc. *                                   1,395                34,219
Kelly Services, Inc., Class A                      13,727               372,963
Kendle International, Inc. *                        5,100               187,323
Kforce, Inc. *                                     24,800               384,152
Layne Christensen Co. *                             4,740               134,379
Mac-Gray Corp. *                                    2,300                28,405
Manpower, Inc.                                      2,080               134,368
MAXIMUS, Inc.                                       4,900               113,435
Metal Management, Inc.                             18,600               569,532
Michael Baker Corp. *                               2,420                52,514
Monro Muffler Brake, Inc.                           8,550               278,388
MPS Group, Inc. *                                  49,790               749,837
National Technical Systems, Inc. *                  1,350                 8,910
NCO Group, Inc. *                                  24,046               635,776
Nobel Learning Communities, Inc. *                     40                   405
Opinion Research Corp. *                            4,600                28,083
PAREXEL International Corp. *                      18,812               542,726
PDI, Inc. *                                         9,950               143,181
Pharmaceutical Product Development, Inc.
   (PPD)                                           17,280               606,874
RCM Technologies, Inc. *                              998                 5,010
Silverleaf Resorts, Inc. *                            250                   923
Spherion Corp. *                                    2,170                19,790
SRI/Surgical Express, Inc. *                          100                   625
TeleTech Holdings, Inc. *                          29,570               374,356
The Brink's Co.                                     2,680               151,179
The Dun & Bradstreet Corp. *                           52                 3,623
The Shaw Group, Inc. *                             55,860             1,552,908
URS Corp. *                                        24,800             1,041,600
Vertrue, Inc. *                                       245                10,542
Volt Information Sciences, Inc. *                   6,700               312,220
VSE Corp.                                           2,200                65,494
                                                                    -----------
                                                                     12,471,505
INSTRUMENTS 4.1%
-------------------------------------------------------------------------------
Aeroflex, Inc. *                                   66,100               771,387
Allied Healthcare Products, Inc. *                  1,442                 8,364
Armor Holdings, Inc. *                             30,156             1,653,453
Arthrocare Corp. *                                 13,021               547,012
Astro-Med, Inc.                                       808                 9,656
Badger Meter, Inc.                                  5,020               135,540
Bio-Rad Laboratories, Inc., Class A *               2,310               150,011
Bruker BioSciences Corp. *                          6,162                33,028
Candela Corp. *                                     1,357                21,522
Checkpoint Systems, Inc. *                         25,710               571,019
Coherent, Inc. *                                   20,113               678,412
Datascope Corp.                                     9,164               282,618
DJ Orthopedics, Inc. *                             12,940               476,580
Edwards Lifesciences Corp. *                       23,370             1,061,699
Embrex, Inc. *                                      1,300                13,117
Encore Medical Corp. *                                 52                   250
Escalon Medical Corp. *                             2,500                12,625
Esterline Technologies Corp. *                      7,400               307,766
FEI Co. *                                             520                11,794
Frequency Electronics, Inc.                           160                 2,077
Haemonetics Corp. *                                   500                23,255
Iridex Corp. *                                      1,620                15,860
K-Tron International, Inc. *                        2,300               117,300
Kewaunee Scientific Corp.                           1,840                16,321
LeCroy Corp. *                                     10,300               147,805
Mesa Laboratories, Inc.                               100                 1,550
Mettler-Toledo International, Inc. *                3,930               238,040
Misonix, Inc. *                                       100                   485
MOCON, Inc.                                         4,800                45,552
Molecular Devices Corp. *                           5,090               155,550
New Brunswick Scientific Co., Inc. *                  520                 4,176
O.I. Corp.                                          1,200                15,090
OSI Systems, Inc. *                                14,240               253,045
Perceptron, Inc. *                                  7,500                60,450
PerkinElmer, Inc.                                      96                 2,006
Schmitt Industries, Inc. *                              9                    67
Sonic Innovations, Inc. *                           8,060                36,270
SonoSite, Inc. *                                   10,000               390,400
Span-America Medical Systems, Inc.                  2,600                28,340
Steris Corp.                                       11,460               261,976
Tektronix, Inc.                                       110                 3,236
Teleflex, Inc.                                     26,800             1,447,736
The Spectranetics Corp. *                          13,911               149,126
Tollgrade Communications, Inc. *                   10,576               102,587
Viasys Healthcare, Inc. *                          20,700               529,920
Vicon Industries, Inc. *                               80                   224
Vital Signs, Inc.                                     886                43,884
ZEVEX International, Inc. *                           150                 2,430
Zygo Corp. *                                       13,760               225,526
                                                                    -----------
                                                                     11,066,137
INSURANCE 5.4%
-------------------------------------------------------------------------------
American Financial Group, Inc.                     30,720             1,317,888
American National Insurance Co.                     3,081               399,667
American Safety Insurance Holdings Ltd. *           4,900                80,850
AmerUs Group Co.                                   10,160               594,868
Arch Capital Group Ltd. *                          29,119             1,731,416
Capital Title Group, Inc. *                        13,724               101,146
CNA Financial Corp. *                              44,530             1,467,709
Crawford & Co., Class B                             7,860                56,435
EMC Insurance Group, Inc.                             500                14,380
FPIC Insurance Group, Inc. *                        9,000               348,750
HCC Insurance Holdings, Inc.                       73,291             2,157,687
Kansas City Life Insurance Co.                        310                13,073
Max Re Capital Ltd.                                49,399             1,078,874
Meadowbrook Insurance Group, Inc. *                 1,120                 9,318
Mercer Insurance Group, Inc.                        2,140                40,082
Merchants Group, Inc.                               1,290                39,397
MGIC Investment Corp.                                 460                29,900
National Western Life Insurance Co.,
   Class A *                                          950               227,667
NYMAGIC, Inc.                                       2,090                60,715
Old Republic International Corp.                   13,350               285,289
Presidential Life Corp.                               855                21,016

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Radian Group, Inc.                                 22,300             1,377,694
Reinsurance Group of America, Inc.                 23,700             1,164,855
RTW, Inc. *                                           100                 1,099
Selective Insurance Group, Inc.                       400                22,348
StanCorp Financial Group, Inc.                     20,620             1,049,764
Unico American Corp. *                              2,900                31,001
United America Indemnity Ltd., Class A *           11,055               230,386
UnumProvident Corp.                                 7,000               126,910
USI Holdings Corp. *                               19,000               254,790
Wesco Financial Corp.                                 600               228,600
                                                                    -----------
                                                                     14,563,574
INTEGRATED OIL COMPANIES 0.0%
-------------------------------------------------------------------------------
Marathon Oil Corp.                                    263                21,908

IT HARDWARE 6.3%
-------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                 24,090               318,952
American Technical Ceramics Corp. *                 4,840                63,888
Amkor Technology, Inc. *                           13,084               123,775
Anaren, Inc. *                                      1,040                21,310
Applied Innovation, Inc. *                          9,220                34,114
Arris Group, Inc. *                                69,397               910,489
Atmel Corp. *                                       1,230                 6,826
Avocent Corp. *                                        30                   787
AVX Corp.                                          29,985               473,463
BTU International, Inc. *                             160                 2,171
CalAmp Corp. *                                     20,930               186,068
Cobra Electronics Corp.                             6,980                65,821
Comarco, Inc. *                                       490                 4,895
CTS Corp.                                          25,780               383,864
Cymer, Inc. *                                      14,099               655,040
Digi International, Inc. *                            100                 1,253
DSP Group, Inc. *                                  15,680               389,648
EMS Technologies, Inc. *                            8,349               150,032
Espey Manufacturing & Electronics Corp.             1,200                20,040
Exar Corp. *                                       27,676               367,260
Fairchild Semiconductor International,
   Inc. *                                          86,610             1,573,704
Glenayre Technologies, Inc. *                           4                    11
Globecomm Systems, Inc. *                           5,700                42,465
Harris Corp.                                        9,500               394,345
Imation Corp.                                      15,280               627,244
Integrated Device Technology, Inc. *              138,800             1,968,184
Intersil Corp., Class A                            24,988               580,971
IXYS Corp. *                                        5,096                48,922
Kulicke & Soffa Industries, Inc. *                 45,100               334,191
LSI Logic Corp. *                                 243,600             2,180,220
MEMC Electronic Materials, Inc. *                  11,000               412,500
Merrimac Industries, Inc. *                           800                 7,888
Microsemi Corp. *                                   5,227               127,434
ON Semiconductor Corp. *                           76,240               448,291
Park Electrochemical Corp.                          4,105               105,704
Pericom Semiconductor Corp. *                         205                 1,701
Powerwave Technologies, Inc. *                      1,258                11,473
RF Micro Devices, Inc. *                           15,808                94,374
RF Monolithics, Inc. *                              4,200                23,940
Semitool, Inc. *                                    8,783                79,223
Sigmatron International, Inc. *                     2,200                18,502
Sirenza Microdevices, Inc. *                        5,482                66,551
SonicWALL, Inc. *                                  40,880               367,511
Spectrum Control, Inc. *                            7,900                73,075
Standard Microsystems Corp. *                      17,467               381,305
Stratos International, Inc. *                      10,165                69,630
Sycamore Networks, Inc. *                         134,757               547,113
Symmetricom, Inc. *                                21,602               152,726
Trans Lux Corp.                                     1,200                 7,140
Trident Microsystems, Inc. *                       13,247               251,428
Vishay Intertechnology, Inc. *                    122,800             1,931,644
Vodavi Technology, Inc. *                             800                 4,584
White Electronic Designs Corp. *                   19,587                99,502
                                                                    -----------
                                                                     17,213,192
LAND & WATER TRANSPORTATION 1.7%
-------------------------------------------------------------------------------
Arkansas Best Corp.                                 6,783               340,574
B & H Ocean Carriers Ltd. *                           930                16,740
Celadon Group, Inc. *                              14,919               328,815
Con-way, Inc.                                       1,530                88,633
Frozen Food Express Industries, Inc. *             12,180               134,224
J.B. Hunt Transport Services, Inc.                  1,090                27,152
Kirby Corp. *                                      10,860               428,970
Laidlaw International, Inc.                         2,290                57,708
Marten Transport Ltd. *                             9,112               198,095
Old Dominion Freight Line *                         2,095                78,751
SEACOR Holdings, Inc. *                            12,830             1,053,343
Smithway Motor Xpress Corp., Class A *              4,400                44,836
Swift Transportation Co., Inc. *                   36,078             1,145,837
USA Truck, Inc. *                                   3,200                57,024
Werner Enterprises, Inc.                           36,468               739,206
                                                                    -----------
                                                                      4,739,908
MAINFRAME & MINICOMPUTERS 0.0%
-------------------------------------------------------------------------------
Neoware, Inc. *                                       475                 5,838

METAL PRODUCTS & MACHINERY 3.8%
-------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                  3,138                16,726
Ampco-Pittsburgh Corp.                                150                 4,298
Astec Industries, Inc. *                            2,793                95,297
Asyst Technologies, Inc. *                            500                 3,765
Bonso Electronic International, Inc. *              2,830                11,603
Cummins, Inc.                                      15,380             1,880,205
Electro Scientific Industries, Inc. *              25,538               459,429
EnPro Industries, Inc. *                           11,380               382,368
Evans & Sutherland Computer Corp. *                 2,800                14,000
Flow International Corp. *                         24,620               346,403
Gehl Co. *                                             13                   332
Gerber Scientific, Inc. *                          17,300               225,073
Hardinge, Inc.                                        840                12,978
International Aluminum Corp.                        1,600                60,800
Joy Global, Inc.                                   38,760             2,019,008
Kadant, Inc. *                                     12,570               289,110

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Kennametal, Inc.                                   30,810             1,917,922
L.S. Starrett Co., Class A                            400                 5,460
Lennox International, Inc.                         20,200               534,896
Material Sciences Corp. *                           9,150                82,625
Mestek, Inc. *                                        440                 7,304
Middleby Corp. *                                      400                34,624
NN, Inc.                                            9,489               117,189
Q.E.P. Co., Inc. *                                  2,700                21,195
Regal Beloit Corp.                                 14,620               645,473
Robbins & Myers, Inc.                               6,290               164,421
Standex International Corp.                         6,700               203,345
Technology Research Corp.                             100                   509
Tennant Co.                                         3,200               160,896
The Oilgear Co. *                                     300                 3,969
The Timken Co.                                         30                 1,005
Trinity Industries, Inc.                            9,900               399,960
Twin Disc, Inc.                                       540                16,529
Veeco Instruments, Inc. *                           3,260                77,718
Velcro Industries N.V.                                100                 1,399
                                                                    -----------
                                                                     10,217,834
MISCELLANEOUS FINANCE 2.1%
-------------------------------------------------------------------------------
A.G. Edwards, Inc.                                 44,700             2,472,804
Chicago Mercantile Exchange Holdings,
   Inc.                                               900               442,035
Knight Capital Group, Inc., Class A *              83,587             1,273,030
Piper Jaffray Cos., Inc. *                            710                43,459
Raymond James Financial, Inc.                      39,135             1,184,617
SEI Investments Co.                                   100                 4,888
SWS Group, Inc.                                    12,910               311,389
Value Line, Inc.                                      300                12,810
                                                                    -----------
                                                                      5,745,032
OIL & COAL RESOURCES 3.4%
-------------------------------------------------------------------------------
Arch Coal, Inc.                                    11,250               476,663
Bois d'Arc Energy, Inc. *                          12,600               207,522
Callon Petroleum Co. *                             12,100               234,014
Cimarex Energy Co.                                 37,217             1,600,331
Denbury Resources, Inc. *                          10,330               327,151
Newfield Exploration Co. *                         55,950             2,738,193
Petrohawk Energy Corp. *                           49,239               620,411
Questar Corp.                                       1,940               156,151
Swift Energy Co. *                                    500                21,465
Ultra Petroleum Corp. *                            45,470             2,695,007
Unit Corp. *                                          400                22,756
W&T Offshore, Inc.                                  3,597               139,887
                                                                    -----------
                                                                      9,239,551
OIL DISTRIBUTION 0.3%
-------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                        570                18,673
Frontier Oil Corp.                                 20,400               660,960
Giant Industries, Inc. *                              200                13,310
                                                                    -----------
                                                                        692,943
OIL DRILLING & SERVICES 6.5%
-------------------------------------------------------------------------------
Dawson Geophysical Co. *                            1,570                48,309
ENSCO International, Inc.                          35,700             1,642,914
Grant Prideco, Inc. *                              16,750               749,563
Helix Energy Solutions Group, Inc. *               61,780             2,493,441
Helmerich & Payne, Inc.                            21,860             1,317,284
Lufkin Industries, Inc.                             2,800               166,404
NATCO Group, Inc., Class A *                          600                24,120
Newpark Resources, Inc. *                          25,850               158,978
Oceaneering International, Inc. *                  19,800               907,830
Oil States International, Inc. *                      200                 6,856
Patterson-UTI Energy, Inc.                         85,891             2,431,574
Pride International, Inc. *                        24,050               751,081
Rowan Cos., Inc.                                   56,092             1,996,314
Superior Energy Services, Inc. *                      570                19,323
TETRA Technologies, Inc. *                         37,536             1,136,965
Tidewater, Inc.                                    36,330             1,787,436
Todco, Class A *                                   37,500             1,531,875
W-H Energy Services, Inc. *                         9,800               498,134
                                                                    -----------
                                                                     17,668,401
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.0%
-------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *             7,600                41,040
Ballantyne of Omaha, Inc. *                         1,000                 3,800
Electronics for Imaging, Inc. *                    31,948               667,074
Hypercom Corp. *                                   43,220               404,107
Key Tronic Corp. *                                  1,090                 4,262
LaserCard Corp. *                                   9,700               126,973
M-Systems Flash Disk Pioneers Ltd. *                  692                20,504
Printronix, Inc.                                    4,389                58,813
Western Digital Corp. *                            77,180             1,528,936
                                                                    -----------
                                                                      2,855,509
PUBLISHING, BROADCASTING & CINEMA 1.0%
-------------------------------------------------------------------------------
Banta Corp.                                         3,100               143,623
Champion Industries, Inc.                           1,540                12,843
Discovery Holding Co., Class A *                  103,474             1,513,825
Educational Development Corp.                       3,300                23,783
Media General, Inc., Class A                        3,020               126,508
Monster Worldwide, Inc. *                           7,521               320,846
Regent Communications, Inc. *                      31,934               130,610
Source Interlink Cos., Inc. *                       5,632                67,021
Tribune Co.                                         7,600               246,468
Tufco Technologies, Inc. *                            200                 1,406
World Wrestling Entertainment, Inc.                 1,430                24,153
                                                                    -----------
                                                                      2,611,086
REAL ESTATE DEVELOPMENT 0.6%
-------------------------------------------------------------------------------
AMREP Corp. *                                       1,200                65,184
Avatar Holdings, Inc. *                             2,904               165,441
IHOP Corp.                                          5,160               248,093
ILX Resorts, Inc.                                   1,900                17,822
J.W. Mays, Inc. *                                   2,600                47,190
Patriot Transportation Holding, Inc. *              2,490               216,082
Resource America, Inc., Class A                     1,450                27,622
Service Corp. International                        22,840               185,918
Stewart Enterprises, Inc., Class A                 84,333               484,915
Stratus Properties, Inc. *                            100                 2,680

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Tarragon Corp.                                      9,450               130,882
The Intergroup Corp. *                                330                 5,288
United Capital Corp. *                                720                19,080
Wellsford Real Properties, Inc. *                     100                   707
                                                                    -----------
                                                                      1,616,904
REAL ESTATE INVESTMENT TRUSTS 4.5%
-------------------------------------------------------------------------------
Ashford Hospitality Trust                          36,900               465,678
Associated Estates Realty Corp.                     1,790                22,196
Cedar Shopping Centers, Inc.                        4,300                63,296
Commercial Net Lease Realty                        31,580               630,021
Correctional Properties Trust                       9,200               227,700
Eagle Hospitality Properties Trust, Inc.           11,990               115,464
Entertainment Properties Trust                        400                17,220
Extra Space Storage, Inc.                           9,920               161,101
Gladstone Commercial Corp.                            410                 7,692
Highland Hospitality Corp.                         35,361               497,883
Hospitality Properties Trust                       13,900               610,488
HRPT Properties Trust                             128,436             1,484,720
Income Opportunity Realty Investors *                 590                 4,115
Investors Real Estate Trust                        25,570               230,897
iStar Financial, Inc.                              33,390             1,260,472
LaSalle Hotel Properties                            3,480               161,124
LTC Properties, Inc.                                9,840               219,924
Mission West Properties, Inc.                       9,900               109,692
Monmouth Capital Corp.                              3,830                20,491
Monmouth Real Estate Investment Corp.,
   Class A                                         15,404               124,156
National Health Investors, Inc.                    13,530               363,822
National Health Realty, Inc.                        4,100                77,695
New Plan Excel Realty Trust                         2,490                61,478
Omega Healthcare Investors, Inc.                   41,700               551,274
One Liberty Properties, Inc.                        4,220                80,180
Presidential Realty Corp., Class B                    400                 2,710
Reckson Associates Realty Corp.                    34,100             1,411,058
Senior Housing Properties Trust                     8,030               143,817
Strategic Hotel & Resorts, Inc.                    28,850               598,349
Sunstone Hotel Investors, Inc.                     21,400               621,884
Supertel Hospitality, Inc.                          5,230                33,995
Taubman Centers, Inc.                              24,770             1,013,093
Urstadt Biddle Properties, Inc., Class A           21,272               346,521
Windrose Medical Properties Trust                  17,150               250,390
Winston Hotels, Inc.                                3,880                47,530
Winthrop Realty Trust *                            28,020               166,439
                                                                    -----------
                                                                     12,204,565
RESTAURANTS, HOTELS & THEATERS 3.2%
-------------------------------------------------------------------------------
Back Yard Burgers, Inc. *                             270                 1,409
Benihana, Inc. *                                    1,130                30,770
Bob Evans Farms, Inc.                               9,511               285,425
Brinker International, Inc.                        55,480             2,013,924
California Pizza Kitchen, Inc. *                    4,600               126,408
CBRL Group, Inc.                                    1,203                40,806
Champps Entertainment, Inc. *                         290                 1,902
Choice Hotels International, Inc.                   6,030               365,418
Darden Restaurants, Inc.                           53,880             2,122,872
Dover Downs Gaming & Entertainment, Inc.           12,000               235,680
Dover Motorsports, Inc.                             4,430                26,004
Famous Dave's of America, Inc. *                      110                 1,463
Frisch's Restaurants, Inc.                          4,500               106,785
Interstate Hotels & Resorts, Inc. *                25,150               233,644
Isle of Capri Casinos, Inc. *                       7,455               191,221
J. Alexander's Corp.                                1,290                11,004
Jack in the Box, Inc. *                             1,850                72,520
Lodgian, Inc. *                                    17,820               253,935
Lone Star Steakhouse & Saloon, Inc.                 4,460               116,986
Luby's, Inc. *                                     11,280               117,650
Marcus Corp.                                        7,750               161,820
Max & Erma's Restaurants, Inc. *                    1,800                15,120
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                100                 2,380
Mexican Restaurants, Inc. *                           100                 1,054
Nathan's Famous, Inc. *                               450                 6,075
Papa John's International, Inc. *                   4,428               147,010
Penn National Gaming, Inc. *                        1,252                48,553
Pinnacle Entertainment, Inc. *                     27,890               854,828
Red Lion Hotels Corp. *                                20                   219
Ryan's Restaurant Group, Inc. *                     5,154                61,384
Sands Regent *                                      1,031                14,950
Speedway Motorsports, Inc.                          1,680                63,403
Star Buffet, Inc.                                   2,700                21,011
Trump Entertainment Resorts, Inc. *                   200                 4,030
Vail Resorts, Inc. *                               27,300             1,012,830
                                                                    -----------
                                                                      8,770,493
RETAIL 5.3%
-------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                 22,166               127,898
AnnTaylor Stores Corp. *                           33,922             1,471,536
Arden Group, Inc.                                     716                81,030
Asbury Automotive Group, Inc. *                       890                18,637
AutoNation, Inc. *                                  6,670               143,005
Barnes & Noble, Inc.                               34,330             1,253,045
Big Lots, Inc. *                                   32,140               548,951
Blair Corp.                                           906                26,953
Books-A-Million, Inc.                                 130                 2,168
Charming Shoppes, Inc. *                           91,466             1,028,078
Circuit City Stores, Inc.                           1,880                51,174
Claire's Stores, Inc.                                 140                 3,571
Cost-U-Less, Inc. *                                 2,570                20,766
Deb Shops, Inc.                                       200                 4,822
Dillard's, Inc., Class A                              300                 9,555
E Com Ventures, Inc. *                                100                 1,610
EZCORP, Inc., Class A *                             5,570               209,933
Factory Card & Party Outlet Corp. *                   600                 4,890
Finlay Enterprises, Inc. *                          1,800                15,300
First Cash Financial Services, Inc. *              16,800               331,800
Genesco, Inc. *                                    15,170               513,808
Gottschalks, Inc. *                                13,400                87,368
Group 1 Automotive, Inc.                            2,270               127,892
GSI Commerce, Inc. *                               23,969               324,301

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Hastings Entertainment, Inc. *                      1,440                11,232
Haverty Furniture Cos., Inc.                        3,900                61,191
Insight Enterprises, Inc. *                        15,788               300,761
Jennifer Convertibles, Inc. *                       1,740                 9,483
Limited Brands, Inc.                               83,000             2,123,970
Lithia Motors, Inc., Class A                       11,940               362,021
Nordstrom, Inc.                                    11,230               409,895
Nutri/System, Inc. *                               18,055             1,121,757
PC Connection, Inc. *                                 515                 3,013
Retail Ventures, Inc. *                            13,000               231,660
REX Stores Corp. *                                  1,700                24,395
Rush Enterprises, Inc., Class B *                   6,430               108,667
Sabre Holdings Corp., Class A                      24,490               538,780
Shoe Carnival, Inc. *                               5,600               133,616
Smart & Final, Inc. *                               7,690               129,500
Sonic Automotive, Inc.                             12,760               283,017
Spartan Stores, Inc.                               12,170               178,047
Sport Chalet, Inc., Class A *                       6,800                55,760
Sport Chalet, Inc., Class B *                       1,000                 7,950
Stage Stores, Inc.                                 11,871               391,743
Systemax, Inc. *                                    5,352                41,746
The Bon-Ton Stores, Inc.                            1,508                32,995
The Cato Corp., Class A                            18,770               485,204
The Children's Place Retail Stores, Inc. *          8,985               539,549
The Dress Barn, Inc. *                              1,812                45,934
The Men's Wearhouse, Inc.                           1,910                57,873
Village Super Market, Inc., Class A                 1,500                98,055
Weis Markets, Inc.                                  6,040               248,848
Zones, Inc. *                                       1,820                11,593
                                                                    -----------
                                                                     14,456,346
SOAPS & COSMETICS 0.1%
-------------------------------------------------------------------------------
CCA Industries, Inc.                                  100                   922
CPAC, Inc.                                            750                 4,221
Elizabeth Arden, Inc. *                             6,971               124,641
Parlux Fragrances, Inc. *                          11,000               106,590
                                                                    -----------
                                                                        236,374
SOFTWARE 5.7%
-------------------------------------------------------------------------------
American Software, Inc., Class A                    7,000                47,040
Answerthink, Inc. *                                17,575                70,827
Black Box Corp.                                     7,943               304,455
BMC Software, Inc. *                              107,210             2,562,319
Cadence Design Systems, Inc. *                    103,785             1,779,913
Captaris, Inc. *                                   11,740                54,591
Carreker Corp. *                                   22,800               163,020
CIBER, Inc. *                                      43,804               288,668
Cognizant Technology Solutions Corp.,
   Class A *                                           70                 4,716
Computer Task Group, Inc. *                         1,514                 7,570
Compuware Corp. *                                 178,507             1,195,997
CSP, Inc. *                                         1,220                 8,723
DocuCorp International, Inc. *                         20                   149
Eclipsys Corp. *                                   13,087               237,660
Edgewater Technology, Inc. *                        5,150                35,741
Embarcadero Technologies, Inc. *                    9,580                58,438
Emdeon Corp. *                                    137,912             1,711,488
First American Corp.                                  400                16,908
Harris Interactive, Inc. *                         38,700               220,590
Imergent, Inc. *                                   11,200               145,600
Inforte Corp. *                                     3,480                16,495
Intergraph Corp. *                                 13,793               434,342
Internet Security Systems, Inc. *                  16,900               318,565
Interwoven, Inc. *                                 28,650               245,817
JDA Software Group, Inc. *                         24,705               346,611
Lawson Software, Inc. *                            49,869               334,122
Lightbridge, Inc. *                                17,300               224,035
Manatron, Inc. *                                      190                 1,118
MapInfo Corp. *                                    16,846               219,840
Mentor Graphics Corp. *                             9,810               127,334
Moldflow Corp. *                                   11,100               129,981
MRO Software, Inc. *                                8,683               174,268
Ness Technologies Inc. *                           16,494               177,310
NetManage, Inc. *                                   7,400                36,778
NetScout Systems, Inc. *                           18,500               165,020
Novell, Inc. *                                     12,115                80,322
Onvia, Inc. *                                         250                 1,323
PC-Tel, Inc. *                                     19,480               166,359
PDF Solutions, Inc. *                               2,470                30,653
Perot Systems Corp., Class A *                        770                11,150
PLATO Learning, Inc. *                             21,800               135,596
Quest Software, Inc. *                             10,902               153,064
Radiant Systems, Inc. *                            12,782               135,106
RealNetworks, Inc. *                               17,663               188,994
SPSS, Inc. *                                        7,977               256,381
Stellent, Inc.                                     20,098               191,936
Sybase, Inc. *                                     61,702             1,197,019
Sykes Enterprises, Inc. *                          11,670               188,587
TechTeam Global, Inc. *                             6,449                59,008
THQ, Inc. *                                        18,920               408,672
Tier Technologies, Inc., Class B *                  5,600                35,280
Tripos, Inc. *                                      1,610                 3,494
TSR, Inc.                                           3,200                13,846
Tyler Technologies, Inc. *                         15,600               174,720
Ulticom, Inc. *                                    12,200               127,734
                                                                    -----------
                                                                     15,425,293
TEXTILES & APPAREL 1.6%
-------------------------------------------------------------------------------
Albany International Corp., Class A                15,780               668,914
Culp, Inc. *                                        5,500                26,895
Cutter & Buck, Inc.                                 9,500               108,965
Decorator Industries, Inc.                             40                   355
G-III Apparel Group Ltd. *                          2,000                19,400
Hampshire Group Ltd. *                              1,280                21,760
Hartmarx Corp. *                                   15,710                94,260
LaCrosse Footwear, Inc. *                           2,884                34,695
Phillips-Van Heusen Corp.                          20,400               778,464
Polo Ralph Lauren Corp.                             2,410               132,309
R.G. Barry Corp. *                                    210                 1,417
Skechers U.S.A., Inc., Class A *                   14,870               358,516
Steven Madden Ltd. *                                6,520               193,137
Stride Rite Corp.                                  14,260               188,089
The Gymboree Corp. *                               21,099               733,401
Weyco Group, Inc.                                     771                17,903

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Wolverine World Wide, Inc.                         45,990             1,072,947
                                                                    -----------
                                                                      4,451,427
WHOLESALE 3.7%
-------------------------------------------------------------------------------
ADDvantage Technologies Group, Inc. *                 600                 2,982
Adesa, Inc.                                        54,070             1,202,517
Advanced Medical Optics, Inc. *                    17,690               896,883
Agilysys, Inc.                                      1,585                28,530
All American Semiconductor, Inc. *                  2,713                 9,767
Aristotle Corp. *                                     192                 1,594
Arrow Electronics, Inc. *                          59,307             1,909,685
Avnet, Inc. *                                     101,107             2,024,162
Bell Microproducts, Inc. *                          1,507                 8,168
BlueLinx Holdings, Inc.                             9,460               123,264
Brown Shoe Co., Inc.                               16,185               551,585
Coast Distribution System, Inc.                     1,600                13,920
Delta Apparel, Inc.                                 5,250                89,985
Handleman Co.                                       7,200                58,680
Huttig Building Products, Inc. *                   13,200               106,920
IKON Office Solutions, Inc.                           200                 2,520
Industrial Distribution Group, Inc. *               2,510                22,163
Keystone Automotive Industries, Inc. *              5,590               236,010
Lawson Products, Inc.                                 800                31,536
Lenox Group, Inc. *                                 3,100                21,979
LKQ Corp. *                                         9,198               174,762
NACCO Industries, Inc., Class A                       500                68,705
Nu Horizons Electronics Corp. *                    10,340                99,781
P & F Industries, Inc. *                              700                 8,575
Tech Data Corp. *                                     941                36,050
TESSCO Technologies, Inc. *                           830                16,633
Traffix, Inc.                                         565                 3,045
W.W. Grainger, Inc.                                23,600             1,775,428
Watsco, Inc., Class B                               1,400                84,700
WESCO International, Inc. *                         7,210               497,490
                                                                    -----------
                                                                     10,108,019
TOTAL COMMON STOCK
(COST $219,841,940)                                                 254,383,072
                                                                    -----------

                                               FACE AMOUNT             VALUE
SECURITY                                           ($)                  ($)
SHORT-TERM INVESTMENT 4.7% OF NET ASSETS

REPURCHASE AGREEMENT 4.7%
-------------------------------------------------------------------------------
Custodian Trust Company dated 6/30/06,
   due 7/3/06 at 5.02% with a maturity
   value of $12,900,854 (fully
   collateralized by U.S. Treasury Bill
   with a value of $)                           12,895,266           12,895,266
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT                                          12,895,266
(COST $12,895,266)

END OF INVESTMENTS.

At June 30, 2006 the tax basis cost of the fund's investments was $233,248,837 and the unrealized gains and losses were $39,645,470 and ($5,615,969), respectively, with a net unrealized appreciation of $34,029,501.

 *  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

SHORT SALES  93.3% OF NET ASSETS

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
AGRICULTURE, FOOD & BEVERAGE 2.8%
-------------------------------------------------------------------------------
Bridgford Foods Corp. *                                39                   244
Bunge Ltd.                                         31,660             1,590,915
Farmer Brothers Co.                                 2,843                61,636
Gold Kist, Inc. *                                  42,800               572,236
McCormick & Co., Inc.                              31,470             1,055,818
Pilgrim's Pride Corp., Class B                      5,500               141,900
Sanderson Farms, Inc.                              13,900               389,061
Smithfield Foods, Inc. *                           54,725             1,577,722
Tyson Foods, Inc., Class A                        144,600             2,148,756
                                                                    -----------
                                                                      7,538,288
AIRLINES 0.4%
-------------------------------------------------------------------------------
JetBlue Airways Corp. *                            98,400             1,194,576

AUTOS 1.2%
-------------------------------------------------------------------------------
Accuride Corp. *                                   10,700               133,429
ArvinMeritor, Inc.                                  5,000                85,950
Gentex Corp.                                       51,200               716,800
Lear Corp.                                         41,500               921,715
Proliance International, Inc. *                    13,000                60,060
Quantum Fuel Systems Technologies
   Worldwide, Inc. *                                  900                 3,060
Visteon Corp. *                                   112,600               811,846
Wabash National Corp.                              27,530               422,861
                                                                    -----------
                                                                      3,155,721
BANKS & CREDIT INSTITUTIONS 4.6%
-------------------------------------------------------------------------------
AmeriCredit Corp. *                                23,910               667,567
Astoria Financial Corp.                            62,500             1,903,125
Cash Systems, Inc. *                               13,190                96,155
Center Bancorp, Inc.                                7,870               113,958
CharterMac                                         22,400               419,104
Citizens Banking Corp.                              1,600                39,056
East West Bancorp, Inc.                             5,736               217,452
Euronet Worldwide, Inc. *                          24,601               943,940
Hudson City Bancorp, Inc.                               1                     7
Investors Financial Services Corp.                 36,600             1,643,340
New York Community Bancorp, Inc.                  136,300             2,250,313
Old National Bancorp                               46,200               922,614
Popular, Inc.                                       6,200               119,040
QC Holdings, Inc. *                                 4,800                64,848
State Bancorp, Inc.                                 8,100               139,806

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
UCBH Holdings, Inc.                                37,700               623,558
Valley National Bancorp                            83,000             2,133,930
Westamerica Bancorp                                 1,991                97,499
                                                                    -----------
                                                                     12,395,312
BASIC MINERALS & METALS 1.7%
-------------------------------------------------------------------------------
American Superconductor Corp. *                    11,200                98,896
Century Aluminum Co. *                             20,400               728,076
Cleveland-Cliffs, Inc.                             19,200             1,522,368
Meridian Gold, Inc. *                              44,660             1,414,829
Texas Industries, Inc.                             15,300               812,430
Wolverine Tube, Inc. *                             11,800                43,306
                                                                    -----------
                                                                      4,619,905
BEER, LIQUOR, & TOBACCO 0.3%
-------------------------------------------------------------------------------
Alliance One International, Inc.                   12,500                55,500
Star Scientific, Inc. *                             9,500                24,510
Universal Corp.                                    22,650               843,033
                                                                    -----------
                                                                        923,043
BIOTECHNOLOGY 4.1%
-------------------------------------------------------------------------------
ABIOMED, Inc. *                                    12,400               160,828
Alexion Pharmaceuticals, Inc. *                    27,058               977,335
Applera Corp. - Celera Genomics Group *            16,380               212,121
ARIAD Pharmaceuticals, Inc. *                      42,200               190,322
ArQule, Inc. *                                     25,900               146,076
CuraGen Corp. *                                    17,300                60,550
Cypress Bioscience, Inc. *                         29,387               180,436
CYTOGEN Corp. *                                     2,393                 5,982
Dyax Corp. *                                       22,556                66,315
Dynavax Technologies Corp. *                       21,400                88,810
Encysive Pharmaceuticals, Inc. *                   54,364               376,743
Geron Corp. *                                      43,693               301,482
Human Genome Sciences, Inc. *                     117,350             1,255,645
ICOS Corp. *                                       42,700               938,973
Idenix Pharmaceuticals, Inc. *                        100                   940
ImClone Systems, Inc. *                            52,763             2,038,762
Keryx Biopharmaceuticals, Inc. *                   21,700               308,140
Kosan Biosciences, Inc. *                          16,900                67,600
Lexicon Genetics, Inc. *                           13,700                60,143
Neurocrine Biosciences, Inc. *                     32,400               343,440
Noven Pharmaceuticals, Inc. *                      20,100               359,790
Onyx Pharmaceuticals, Inc. *                       27,600               464,508
Progenics Pharmaceuticals, Inc. *                   9,544               229,629
Seattle Genetics, Inc. *                           17,000                78,200
Telik, Inc. *                                      40,000               660,000
Vertex Pharmaceuticals, Inc. *                     38,906             1,428,239
                                                                    -----------
                                                                     11,001,009
CELLULAR & WIRELESS 0.0%
-------------------------------------------------------------------------------
Centennial Communications Corp. *                  18,000                93,600
Rural Cellular Corp., Class A *                       400                 4,396
                                                                    -----------
                                                                         97,996
CHEMICALS & RUBBER 2.3%
-------------------------------------------------------------------------------
Calgon Carbon Corp.                                30,500               185,745
Chemtura Corp.                                        400                 3,736
Cooper Tire & Rubber Co.                           39,400               438,916
Cytec Industries, Inc.                             17,200               922,952
Eastman Chemical Co.                                9,700               523,800
Ferro Corp.                                        10,550               168,378
Hexcel Corp. *                                     58,240               914,950
Minerals Technologies, Inc.                         7,970               414,440
Terra Industries, Inc. *                           74,100               472,017
The Goodyear Tire & Rubber Co. *                  136,850             1,519,035
The Mosaic Co. *                                   33,870               530,066
Valhi, Inc.                                         8,050               197,627
                                                                    -----------
                                                                      6,291,662
COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
-------------------------------------------------------------------------------
CPI Aerostructures, Inc. *                            700                 5,040

COMMUNICATIONS UTILITIES 2.7%
-------------------------------------------------------------------------------
Citizens Communications Co.                         1,710                22,315
Commonwealth Telephone Enterprises, Inc.           17,300               573,668
Crown Media Holdings, Inc., Class A *               4,799                19,772
Earthlink, Inc. *                                  45,315               392,428
EchoStar Communications Corp., Class A *           84,159             2,592,939
IDT Corp. *                                        10,000               132,000
IDT Corp., Class B *                               50,130               691,293
Mediacom Communications Corp., Class A *            4,060                25,294
NTL, Inc.                                          55,047             1,370,670
VeriSign, Inc. *                                   71,208             1,649,889
                                                                    -----------
                                                                      7,470,268
CONSTRUCTION & HOMEBUILDING 0.8%
-------------------------------------------------------------------------------
Dycom Industries, Inc. *                           20,000               425,800
Hovnanian Enterprises, Inc., Class A *             20,600               619,648
KB Home                                             3,200               146,720
Pulte Homes, Inc.                                  28,888               831,685
Toll Brothers, Inc. *                                 600                15,342
                                                                    -----------
                                                                      2,039,195
CONSTRUCTION MATERIALS 0.7%
-------------------------------------------------------------------------------
Alico, Inc.                                         3,300               181,863
Headwaters, Inc. *                                 33,110               846,292
Nanophase Technologies Corp. *                      7,600                55,024
Owens-Illinois, Inc. *                             47,700               799,452
                                                                    -----------
                                                                      1,882,631
CONSUMER DURABLES 0.2%
-------------------------------------------------------------------------------
Coachmen Industries, Inc.                           7,160                85,490
Fleetwood Enterprises, Inc. *                       2,500                18,850
Harman International Industries, Inc.               5,700               486,609
Marine Products Corp.                               3,820                37,169
                                                                    -----------
                                                                        628,118
DRUGS & PHARMACEUTICALS 3.3%
-------------------------------------------------------------------------------
Adolor Corp. *                                     23,500               587,735

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
Advanced Magnetics, Inc. *                          5,315               160,619
Alkermes, Inc. *                                   18,949               358,515
Amylin Pharmaceuticals, Inc. *                     49,000             2,419,130
Atherogenics, Inc. *                                9,900               129,195
AVANIR Pharmaceuticals, Class A *                     490                 3,352
Bioenvision, Inc. *                                29,700               158,301
CV Therapeutics, Inc. *                            34,300               479,171
Cytokinetics, Inc. *                               10,940                68,813
Dendreon Corp. *                                   19,600                94,864
DepoMed, Inc. *                                       100                   587
DOV Pharmaceutical, Inc. *                         17,219                36,504
Emisphere Technologies, Inc. *                     19,699               168,032
EPIX Pharmaceuticals, Inc. *                        6,800                29,580
ImmunoGen, Inc. *                                   6,212                19,444
Indevus Pharmaceuticals, Inc. *                    15,500                84,785
Inspire Pharmaceuticals, Inc. *                    16,700                77,655
Martek Biosciences Corp. *                          8,370               242,312
Medicis Pharmaceutical Corp., Class A               6,600               158,400
MGI Pharma, Inc. *                                  1,513                32,529
Myogen, Inc. *                                     18,550               537,950
Myriad Genetics, Inc. *                            34,200               863,550
Nektar Therapeutics *                               4,618                84,694
Neose Technologies, Inc. *                          9,100                36,855
Neurogen Corp. *                                   19,200                98,304
New River Pharmaceuticals, Inc. *                   9,100               259,350
NitroMed, Inc. *                                    5,700                27,531
NPS Pharmacuticals, Inc. *                         25,300               123,464
OrthoLogic Corp. *                                 14,242                23,072
Panacos Pharmaceuticals, Inc. *                     2,000                11,040
Par Pharmaceutical Cos, Inc. *                     12,200               225,212
PDL BioPharma, Inc. *                               2,200                40,502
Penwest Pharmaceuticals Co. *                      16,735               365,325
Pharmacyclics, Inc. *                               8,171                31,540
Pharmion Corp. *                                    2,100                35,763
POZEN, Inc. *                                      24,090               169,594
Santarus, Inc. *                                    4,250                28,262
SciClone Pharmaceuticals, Inc. *                   25,500                58,395
The Medicines Co. *                                 8,010               156,596
ZymoGenetics, Inc. *                               26,100               495,117
                                                                    -----------
                                                                      8,981,639
ELECTRIC UTILITIES 2.3%
-------------------------------------------------------------------------------
CenterPoint Energy, Inc.                          172,100             2,151,250
CMS Energy Corp. *                                 22,560               291,927
Covanta Holding Corp. *                            91,616             1,617,022
Reliant Energy, Inc. *                            186,260             2,231,395
                                                                    -----------
                                                                      6,291,594
FINANCIAL INVESTMENTS 0.9%
-------------------------------------------------------------------------------
Acacia Research - Acacia Technologies *             8,300               116,698
Digital Theater Systems, Inc. *                       197                 3,838
Dolby Laboratories Inc., Class A *                 24,100               561,530
Hanover Compressor Co. *                              320                 6,010
Marlin Business Services, Inc. *                    6,518               147,046
Marvel Entertainment, Inc. *                       51,400             1,028,000
Price Communications Corp. *                       29,290               496,465
Winmark Corp. *                                       116                 3,037
                                                                    -----------
                                                                      2,362,624
FOREST PRODUCTS & PAPER 2.6%
-------------------------------------------------------------------------------
Bowater, Inc.                                      41,750               949,813
Deltic Timber Corp.                                   190                10,710
Graphic Packaging Corp. *                          26,600               100,814
Louisiana-Pacific Corp.                            89,100             1,951,290
Neenah Paper, Inc.                                 11,700               356,265
Pope & Talbot, Inc.                                14,600                90,958
Rayonier, Inc.                                     56,700             2,149,497
Smurfit-Stone Container Corp. *                   140,001             1,531,611
                                                                    -----------
                                                                      7,140,958
FURNITURE & HOUSEHOLD ITEMS 1.3%
-------------------------------------------------------------------------------
Atlantis Plastics, Inc., Class A *                  8,438                76,448
Bally Technologies, Inc. *                         37,600               619,272
Constar International, Inc. *                       4,800                18,432
Fiberstars, Inc. *                                  5,270                41,370
Global-Tech Appliances, Inc. *                        300                   978
Jacuzzi Brands, Inc. *                             64,910               571,208
Kinetic Concepts, Inc. *                           40,900             1,805,735
Rogers Corp. *                                      5,500               309,870
Russ Berrie & Co., Inc.                            10,800               132,408
Virco Manufacturing Corp. *                        10,700                53,500
                                                                    -----------
                                                                      3,629,221
GAS & OTHER PUBLIC UTILITIES 0.5%
-------------------------------------------------------------------------------
Southern Union Co.                                     --                     5
Waste Connections, Inc. *                          41,000             1,492,400
                                                                    -----------
                                                                      1,492,405
GOVERNMENT AIRCRAFT & DEFENSE 0.5%
-------------------------------------------------------------------------------
FLIR Systems, Inc. *                               52,100             1,149,326
Innovative Solutions & Support, Inc. *              6,326                88,943
Microvision, Inc. *                                 2,600                 5,018
Sturm, Ruger & Co., Inc.                            7,320                45,750
                                                                    -----------
                                                                      1,289,037
HEALTH CARE & HOSPITAL 1.1%
-------------------------------------------------------------------------------
Alliance Imaging, Inc. *                           16,930               108,352
AMERIGROUP Corp. *                                 35,600             1,105,024
Apria Healthcare Group, Inc. *                      2,700                51,030
Array BioPharma, Inc. *                            26,200               225,320
Dialysis Corp. of America *                           863                 9,597
Enzo Biochem, Inc. *                               23,600               355,888
Tenet Healthcare Corp. *                           81,700               570,266
United Surgical Partners International,
   Inc. *                                          12,443               374,161
VistaCare, Inc., Class A *                          7,500                90,750
                                                                    -----------
                                                                      2,890,388
INFORMATION & SERVICES 4.5%
-------------------------------------------------------------------------------
Arbinet-thexchange, Inc. *                          2,900                16,269
Arbitron, Inc.                                     26,200             1,004,246
Asset Acceptance Capital Corp. *                    2,360                46,728
Clark, Inc.                                         7,240                95,568
Corinthian Colleges, Inc. *                        60,548               869,469
deCODE genetics, Inc. *                            43,200               267,408
DeVry, Inc. *                                      50,100             1,100,697

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
DiamondCluster International, Inc.,
   Class A *                                        4,538                35,941
Exelixis, Inc. *                                   70,300               706,515
H&R Block, Inc.                                    84,310             2,011,637
Horizon Health Corp. *                              9,280               193,766
Intersections, Inc. *                               2,900                31,465
Iron Mountain, Inc. *                               6,320               236,242
Jupitermedia Corp. *                               19,300               250,900
KFX, Inc. *                                        36,840               562,915
Maxygen, Inc. *                                    20,100               150,348
NetRatings, Inc. *                                 11,900               165,291
Nuvelo, Inc. *                                     44,331               738,111
PeopleSupport, Inc. *                               9,930               133,658
Rentech, Inc. *                                    77,700               361,305
Senomyx, Inc. *                                    18,750               270,562
Strayer Education, Inc.                            12,500             1,214,000
Syntroleum Corp. *                                 11,500                69,805
The Advisory Board Co. *                           14,291               687,254
Total System Services, Inc.                         1,300                25,025
Universal Technical Institute, Inc. *              13,690               301,454
Viad Corp.                                         19,500               610,350
                                                                    -----------
                                                                     12,156,929
INSTRUMENTS 3.5%
-------------------------------------------------------------------------------
Align Technology, Inc. *                           41,100               303,729
ATS Medical, Inc. *                                   500                 1,195
Beckman Coulter, Inc.                              14,300               794,365
Caliper Life Sciences, Inc. *                       2,700                13,473
CAS Medical Systems, Inc. *                           900                 4,941
Catapult Communications Corp. *                     9,000                98,100
Cepheid, Inc. *                                    44,500               432,095
Clinical Data, Inc.                                    81                 1,299
Conceptus, Inc. *                                  21,000               286,440
Conmed Corp. *                                      6,800               140,760
Conor Medsystems, Inc. *                            8,000               220,720
Cutera, Inc. *                                      1,000                19,720
Cyberonics, Inc. *                                 17,700               377,364
CyberOptics Corp. *                                 5,000                64,700
Daxor Corp. *                                         200                 3,432
Dexcom, Inc. *                                      6,059                82,281
Dionex Corp. *                                      9,471               517,685
Endologix, Inc. *                                  28,030                99,226
Faro Technologies, Inc. *                           6,100               103,456
I-Flow Corp. *                                     15,691               169,777
IntraLase Corp. *                                   3,200                53,568
Intuitive Surgical, Inc. *                         14,900             1,757,753
Kyphon, Inc. *                                      3,290               126,204
Luminex Corp. *                                    15,220               264,676
Measurement Specialties, Inc. *                    10,793               240,360
Mentor Corp.                                        2,260                98,310
Merit Medical Systems, Inc. *                      14,335               197,250
NMT Medical, Inc. *                                 8,260                82,682
North American Scientific, Inc. *                   2,380                 4,641
OraSure Technologies, Inc. *                       40,700               387,464
Osteotech, Inc. *                                  11,000                44,440
RAE Systems, Inc. *                                 9,600                38,400
Regeneration Technologies, Inc. *                  15,730               100,672
STAAR Surgical Co. *                                8,486                65,682
Synergetics USA, Inc. *                             7,510                47,163
ThermoGenesis Corp. *                              28,700               118,244
Waters Corp. *                                     45,900             2,037,960
Wright Medical Group, Inc. *                        7,900               165,347
                                                                    -----------
                                                                      9,565,574
INSURANCE 3.0%
-------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                      45,580             1,061,558
ChoicePoint, Inc. *                                50,300             2,101,031
Citizens, Inc. *                                        1                     5
IPC Holdings, Ltd.                                 32,500               801,450
Molina Healthcare, Inc. *                           9,900               376,695
Progressive Gaming International Corp. *           30,400               237,120
Transatlantic Holdings, Inc.                        1,500                83,850
United Fire & Casualty Co.                            331                 9,973
White Mountains Insurance Group Ltd.                4,600             2,240,200
Willis Group Holdings Ltd.                         36,570             1,173,897
                                                                    -----------
                                                                      8,085,779
IT HARDWARE 6.7%
-------------------------------------------------------------------------------
ADTRAN, Inc.                                       48,980             1,098,621
Agere Systems, Inc. *                              36,580               537,726
Altera Corp. *                                    142,166             2,495,013
Avaya, Inc. *                                     211,100             2,410,762
Bookham, Inc. *                                    25,300                85,008
California Micro Devices Corp. *                      210                   840
DDi Corp. *                                        17,168               140,778
EFJ, Inc. *                                        17,500               105,175
Entegris, Inc. *                                  104,498               995,866
ESS Technology, Inc. *                             12,900                27,864
Integrated Silicon Solutions, Inc. *                6,100                33,611
International DisplayWorks, Inc. *                 25,600               133,120
Intervoice, Inc. *                                 34,300               244,216
KLA-Tencor Corp.                                   24,278             1,009,237
Leadis Technology, Inc. *                          13,400                73,968
Metalink Ltd. *                                     2,600                15,472
Micro Linear Corp. *                                2,775                 6,660
Microchip Technology, Inc.                         50,773             1,703,434
O2Micro International Ltd. - ADR *                 26,910               206,938
Power Integrations, Inc. *                         12,473               218,028
Power-One, Inc. *                                  61,360               404,976
QLogic Corp. *                                    121,100             2,087,764
Rambus, Inc. *                                     75,025             1,711,320
RELM Wireless Corp. *                                 360                 2,239
Semtech Corp. *                                        80                 1,156
Sigmatel, Inc. *                                   31,300               128,643
Silicon Image, Inc. *                              62,700               675,906
Staktek Holdings, Inc. *                           16,070                78,100
Synaptics, Inc. *                                  19,700               421,580
Tessera Technologies, Inc. *                       34,100               937,750
Universal Display Corp. *                           4,800                63,888
Virage Logic Corp. *                                6,200                58,218
Volterra Semiconductor Corp. *                      5,421                82,725
Vyyo, Inc. *                                        6,500                40,300
                                                                    -----------
                                                                     18,236,902

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                NUMBER OF              VALUE
SECURITY                                         SHARES                 ($)
LAND & WATER TRANSPORTATION 1.9%
-------------------------------------------------------------------------------
General Maritime Corp.                             22,080               816,077
Heartland Express, Inc.                                 1                    12
Kansas City Southern *                              5,240               145,148
Quality Distribution, Inc. *                        1,648                21,885
Rural/Metro Corp. *                                14,265                99,855
Sea Containers Ltd., Class A                       21,100               100,225
Sirva, Inc. *                                      23,200               150,104
Teekay Shipping Corp.                              48,805             2,042,001
Trailer Bridge, Inc. *                              2,335                16,929
YRC Worldwide, Inc. *                              42,244             1,778,895
                                                                    -----------
                                                                      5,171,131
METAL PRODUCTS & MACHINERY 3.9%
-------------------------------------------------------------------------------
Actuant Corp., Class A                                300                14,985
American Power Conversion Corp.                    80,150             1,562,124
Ball Corp.                                         63,900             2,366,856
Donaldson Co., Inc.                                55,200             1,869,624
Energizer Holdings, Inc. *                         19,400             1,136,258
Environmental Tectonics Corp. *                     5,200                30,680
Federal Signal Corp.                               32,500               492,050
Global Power Equipment Group, Inc. *               25,700                81,726
Lindsay Manufacturing Co.                           1,560                42,307
Pentair, Inc.                                      20,100               687,219
Plug Power, Inc. *                                 36,700               171,389
Ultralife Batteries, Inc. *                        12,800               129,664
Zebra Technologies Corp., Class A *                54,900             1,875,384
                                                                    -----------
                                                                     10,460,266
MISCELLANEOUS FINANCE 2.2%
-------------------------------------------------------------------------------
BKF Capital Group, Inc.                             7,300                45,625
Calamos Asset Management, Inc., Class A            19,672               570,291
CKX, Inc. *                                        20,900               283,613
E*TRADE Financial Corp. *                         117,200             2,674,504
eSPEED, Inc., Class A *                             6,821                56,819
First Albany Companies, Inc. *                      9,990                44,955
GAMCO Investors, Inc., Class A                      6,100               224,236
Nasdaq Stock Market, Inc. *                        29,894               893,831
Sanders Morris Harris Group, Inc.                  10,153               153,412
Waddell & Reed Financial, Inc., Class A            47,450               975,572
Westwood Holdings Group, Inc.                       1,700                31,960
                                                                    -----------
                                                                      5,954,818
OIL & COAL RESOURCES 3.4%
-------------------------------------------------------------------------------
Clayton Williams Energy, Inc. *                        27                   933
Delta Petroleum Corp. *                            37,300               638,949
Double Eagle Petroleum Co. *                        3,900                64,740
Edge Petroleum Corp. *                              5,700               113,886
Encore Acquisition Co. *                           46,221             1,240,109
Equitable Resources, Inc.                          71,300             2,388,550
FX Energy, Inc. *                                  28,700               132,594
Infinity Energy Resources, Inc. *                     350                 2,432
MarkWest Hydrocarbon, Inc.                          2,976                73,656
Plains Exploration & Production Co. *              10,090               409,049
Pogo Producing Co.                                 44,440             2,048,684
Quicksilver Resources, Inc. *                      44,300             1,630,683
Southwestern Energy Co. *                          19,060               593,910
                                                                    -----------
                                                                      9,338,175
OIL DISTRIBUTION 1.3%
-------------------------------------------------------------------------------
Cheniere Energy, Inc. *                            42,400             1,653,600
Kinder Morgan Management, LLC *                    42,708             1,837,317
                                                                    -----------
                                                                      3,490,917
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.6%
-------------------------------------------------------------------------------
Ampex Corp., Class A *                                580                 6,763
Avid Technology, Inc. *                            23,600               786,588
Diebold, Inc.                                       7,670               311,555
Dot Hill Systems Corp. *                           17,500                59,850
Echelon Corp. *                                    24,800               185,752
Immersion Corp. *                                  19,650               115,149
Intermec, Inc. *                                    5,800               133,052
Mobility Electronics, Inc. *                       20,500               148,830
NCR Corp. *                                        71,511             2,620,163
Network Appliance, Inc. *                             460                16,238
                                                                    -----------
                                                                      4,383,940
PUBLISHING, BROADCASTING & CINEMA 2.9%
-------------------------------------------------------------------------------
Acco Brands Corp. *                                 6,640               145,416
Cadmus Communications Corp.                         2,404                42,022
Dow Jones & Co., Inc.                              11,800               413,118
DreamWorks Animation SKG, Inc., Class A *          29,800               682,420
Fisher Communications, Inc. *                       6,300               265,419
Journal Register Co.                               25,500               228,480
Nexstar Broadcasting Group, Inc., Class A *        17,300                83,040
R.H. Donnelley Corp. *                             40,050             2,165,503
Rentrak Corp. *                                       100                   986
Salem Communications Corp., Class A *                  54                   703
The E.W. Scripps Co., Class A                       6,500               280,410
The Interpublic Group of Cos., Inc. *             193,000             1,611,550
The New York Times Co., Class A                    58,900             1,445,406
The Reynolds & Reynolds Co., Class A               15,400               472,318
Young Broadcasting, Inc., Class A *                 6,300                19,782
                                                                    -----------
                                                                      7,856,573
REAL ESTATE DEVELOPMENT 0.9%
-------------------------------------------------------------------------------
Forest City Enterprises, Inc., Class A             41,800             2,086,238
Levitt Corp., Class A                               3,900                62,400
Tejon Ranch Co. *                                   4,700               193,452
The St. Joe Co.                                     1,000                46,540
Thomas Properties Group, Inc.                         600                 7,056
                                                                    -----------
                                                                      2,395,686

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF             VALUE
SECURITY                                           SHARES                ($)
REAL ESTATE INVESTMENT TRUSTS 7.6%
-------------------------------------------------------------------------------
Alexander's, Inc. *                                     100              27,176
Alexandria Real Estate Equities, Inc.                11,300           1,002,084
Apartment Investment & Management Co.,
   Class A                                           50,410           2,190,315
AvalonBay Communities, Inc.                          16,480           1,823,018
Boston Properties, Inc.                              30,500           2,757,200
BRE Properties, Class A                              36,097           1,985,335
Equity Lifestyle Properties, Inc.                       200               8,766
Essex Property Trust, Inc.                           16,500           1,842,390
Federal Realty Investment Trust                      29,700           2,079,000
FelCor Lodging Trust, Inc.                           11,790             256,315
General Growth Properties, Inc.                          20                 901
Glimcher Realty Trust                                26,640             660,938
Global Signal, Inc.                                  10,900             504,888
Kilroy Realty Corp.                                  20,910           1,510,748
Plum Creek Timber Co., Inc.                          54,500           1,934,750
Realty Income Corp.                                      20                 438
Tanger Factory Outlet Centers, Inc.                  19,100             618,267
The Mills Corp.                                      34,100             912,175
United Dominion Realty Trust, Inc.                    3,630             101,676
Washington Real Estate Investment Trust              12,745             467,741
                                                                     ----------
                                                                     20,684,121
RESTAURANTS, HOTELS & THEATERS 2.9%
-------------------------------------------------------------------------------
Ameristar Casinos, Inc.                              21,058             409,578
Applebee's International, Inc.                           94               1,807
Buca, Inc. *                                         15,800              89,270
CKE Restaurants, Inc.                                11,770             195,500
Domino's Pizza, Inc.                                 17,520             433,445
Magna Entertainment Corp., Class A *                 15,200              79,952
Nevada Gold & Casinos, Inc. *                        11,200              81,760
OSI Restaurant Partners, Inc.                        17,370             601,002
P.F. Chang's China Bistro, Inc. *                    15,300             581,706
Peet's Coffee & Tea, Inc. *                           8,570             258,728
Red Robin Gourmet Burgers, Inc. *                    10,556             449,263
Six Flags, Inc. *                                    80,790             454,040
Sonic Corp. *                                        59,562           1,238,294
Station Casinos, Inc.                                31,700           2,158,136
Texas Roadhouse, Inc., Class A *                     13,918             188,171
The Cheesecake Factory, Inc. *                       20,381             549,268
Westwood One, Inc.                                   30,444             228,330
                                                                     ----------
                                                                      7,998,250
RETAIL 4.0%
-------------------------------------------------------------------------------
99 Cents Only Stores *                               16,900             176,774
Big 5 Sporting Goods Corp.                           16,500             321,750
CarMax, Inc. *                                       25,400             900,684
CDW Corp.                                               100               5,465
Celebrate Express, Inc. *                             5,900              76,759
Chico's FAS, Inc. *                                   9,830             265,213
Collegiate Pacific, Inc.                              2,400              25,800
dELiA*s, Inc. *                                         700               5,656
Design Within Reach, Inc. *                           5,000              34,200
Family Dollar Stores, Inc.                            6,500             158,795
Guitar Center, Inc. *                                 7,400             329,078
Hot Topic, Inc. *                                       300               3,453
Jo-Ann Stores, Inc. *                                17,610             257,987
New York & Co., Inc. *                                8,800              85,976
Pathmark Stores, Inc. *                              37,600             353,816
PETCO Animal Supplies, Inc. *                        16,400             335,052
PetMed Express, Inc. *                                  400               4,388
PETsMART, Inc.                                       73,200           1,873,920
Pier 1 Imports, Inc.                                 44,800             312,704
PriceSmart, Inc. *                                    7,677              76,924
RadioShack Corp.                                    117,200           1,640,800
Ross Stores, Inc.                                    31,609             886,632
School Specialty, Inc. *                              4,176             133,006
The Pep Boys-Manny, Moe & Jack                       41,900             491,487
Tiffany & Co.                                        51,600           1,703,832
ValueVision Media, Inc., Class A *                   13,600             150,008
Whole Foods Market, Inc.                              5,174             334,447
                                                                     ----------
                                                                     10,944,606
SOAPS & COSMETICS 0.1%
-------------------------------------------------------------------------------
Tupperware Corp.                                      7,060             139,011

SOFTWARE 5.1%
-------------------------------------------------------------------------------
@Road, Inc. *                                        57,294             316,263
Activision, Inc. *                                  144,972           1,649,781
Altiris, Inc. *                                       7,370             132,955
Aptimus, Inc. *                                       5,800              50,460
Astea International, Inc. *                           3,700              33,670
Blackboard, Inc. *                                   13,900             402,544
Cogent, Inc. *                                       15,500             233,585
Dendrite International, Inc. *                       31,000             286,440
Digimarc Corp. *                                      2,059              12,704
Digital River, Inc. *                                    47               1,898
Emageon, Inc. *                                      14,000             204,260
Epicor Software Corp. *                              43,052             453,338
eResearch Technology, Inc. *                         33,400             303,940
F5 Networks, Inc. *                                   4,414             236,061
Infospace, Inc. *                                    27,200             616,624
Internet Capital Group, Inc. *                       31,216             280,944
Kanbay International, Inc. *                         21,100             306,794
Kronos, Inc. *                                       21,400             774,894
Mercury Computer Systems, Inc. *                     17,300             266,247
National Instruments Corp.                           24,150             661,710
NAVTEQ Corp. *                                       50,800           2,269,744
Online Resources Corp. *                              1,394              14,414
Open Solutions, Inc. *                               16,687             444,041
Packeteer, Inc. *                                     5,020              56,927
Parametric Technology Corp. *                        58,347             741,590
PlanetOut, Inc. *                                    14,500             101,500
ProxyMed, Inc. *                                      6,390              46,391
Q-Med, Inc. *                                        15,286              65,118
RightNow Technologies, Inc. *                         1,260              21,017
Saba Software, Inc. *                                12,330              67,322
Seachange International, Inc. *                      18,300             127,368
SM&A *                                                5,661              34,532
Sohu.com, Inc. *                                     20,100             518,379

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF            VALUE
SECURITY                                           SHARES               ($)
SRA International, Inc., Class A *                   24,500             652,435
SupportSoft, Inc. *                                  12,600              49,644
Take-Two Interactive Software, Inc. *                61,500             655,590
Unisys Corp. *                                       76,800             482,304
Verint Systems, Inc. *                                6,925             202,141
Websense, Inc. *                                      9,510             195,335
                                                                    -----------
                                                                     13,970,904
TEXTILES & APPAREL 1.4%
-------------------------------------------------------------------------------
Ashworth, Inc. *                                         33                 297
Cintas Corp.                                         53,496           2,127,001
Columbia Sportswear Co. *                                95               4,300
K-Swiss, Inc., Class A                               19,200             512,640
Phoenix Footwear Group, Inc. *                        1,780              10,626
Tandy Brands Accessories, Inc.                        3,660              37,918
The Timberland Co., Class A *                        40,800           1,064,880
                                                                    -----------
                                                                      3,757,662
WHOLESALE 2.1%
-------------------------------------------------------------------------------
Audiovox Corp. *                                     13,490             184,273
Central European Distribution Corp. *                24,498             616,370
GTSI Corp. *                                          8,570              55,276
Nash Finch Co.                                        5,400             114,966
Nu Skin Enterprises, Inc., Class A                   13,520             200,772
Patterson Cos., Inc. *                               71,100           2,483,523
Pomeroy IT Solutions, Inc. *                         11,830              85,176
ScanSource, Inc. *                                   15,800             463,256
Spectrum Brands, Inc. *                              24,700             319,124
United Natural Foods, Inc. *                         33,998           1,122,614
                                                                    -----------
                                                                      5,645,350
                                                                    -----------
TOTAL SHORT SALES                                                   253,557,224
(PROCEEDS $263,453,624 -- 93.3%)

END OF SHORT SALE POSITIONS.

* Non-income producing security.

ADR -- American Depositary Receipt

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                    ($)               ($)
--------------------------------------------------------------------------------
 95.8%  COMMON STOCK                                45,787,498        45,507,148

  1.1%  PREFERRED STOCK                                469,215           500,664

  3.0%  SHORT-TERM INVESTMENT                        1,410,081         1,410,081
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                           47,666,794        47,417,893

  0.1%  OTHER ASSETS AND LIABILITIES                                      64,976
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    47,482,869

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 95.8% OF NET ASSETS

                                                     NUMBER OF           VALUE
SECURITY                                              SHARES              ($)
ARGENTINA 0.1%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES  0.1%
Telecom Argentina SA *                                   2,200            25,520
Telefonica de Argentina S.A. *                           1,100            12,496
                                                                       ---------
                                                                          38,016
                                                                       ---------
                                                                          38,016
AUSTRALIA 4.2%
--------------------------------------------------------------------------------
AIRLINES  0.2%
Qantas Airways Ltd.                                     32,100            70,554

BANKS & CREDIT INSTITUTIONS  0.2%
Adelaide Bank Ltd.                                       2,800            26,985
St. George Bank Ltd.                                     2,000            43,546
                                                                       ---------
                                                                          70,531
BASIC MINERALS & METALS  0.2%
Downer EDI Ltd.                                          7,000            38,675
Iluka Resources Ltd.                                       500             2,434
Zinifex Ltd.                                             8,200            61,488
                                                                       ---------
                                                                         102,597
BEER, LIQUOR, & TOBACCO  0.1%
Lion Nathan Ltd.                                        11,800            68,318

CONSTRUCTION & HOMEBUILDING  0.1%
Leighton Holdings Ltd.                                   5,300            68,309

CONSTRUCTION MATERIALS  0.3%
Adelaide Brighton Ltd.                                  14,900            28,318
Rinker Group Ltd.                                        7,600            92,043
                                                                       ---------
                                                                         120,361
FINANCIAL INVESTMENTS  0.0%
Coates Hire Ltd.                                         2,400            11,391

FOREST PRODUCTS & PAPER  0.3%
Amcor Ltd.                                              26,200           129,931
PaperlinX Ltd.                                          12,000            27,830
                                                                       ---------
                                                                         157,761
INSURANCE  1.4%
Insurance Australia Group Ltd.                          43,600           173,258
Promina Group Ltd.                                      31,000           129,262
QBE Insurance Group Ltd.                                 9,000           136,825
Suncorp.-Metway Ltd.                                    14,500           208,020
                                                                       ---------
                                                                         647,365
OIL & COAL RESOURCES  0.3%
Santos Ltd.                                             17,400           156,587

REAL ESTATE INVESTMENT TRUSTS  0.2%
Lend Lease Corp., Ltd.                                  10,700           111,149

RESTAURANTS, HOTELS & THEATERS  0.2%
TABCORP Holdings Ltd.                                    7,100            80,146

RETAIL  0.1%
Symbion Health Ltd.                                     17,200            39,069

WHOLESALE  0.6%
Boral Ltd.                                              17,800           107,777
Foster's Group Ltd.                                     32,100           130,326
Sims Group Ltd.                                          2,400            35,676
                                                                       ---------
                                                                         273,779
                                                                       ---------
                                                                       1,977,917
AUSTRIA 0.9%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Erste Bank der oesterreichischen
   Sparkassen AG                                         2,000           112,435

BASIC MINERALS & METALS  0.4%
Voestalpine AG                                           1,260           191,167

OIL DISTRIBUTION  0.3%
OMV AG                                                   2,200           130,834
                                                                       ---------
                                                                         434,436
BELGIUM 1.7%
--------------------------------------------------------------------------------
AUTOS  0.1%
S.A. D'Ieteren N.V.                                         80            25,857

CHEMICALS & RUBBER  0.5%
Solvay SA                                                2,000           229,802

FINANCIAL INVESTMENTS  0.3%
Compagnie Nationale a Portefeuille
   (CNP)/Nationale Portefeuille
   Maatschappij (NPM)                                      377           130,045

INSTRUMENTS  0.4%
Agfa Gevaert N.V.                                        8,000           193,702

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                               SHARES             ($)
RETAIL  0.4%
Delhaize Group                                            3,200          221,710
                                                                       ---------
                                                                         801,116
BERMUDA 0.1%
--------------------------------------------------------------------------------
LAND & WATER TRANSPORTATION  0.1%
Cosco Pacific Ltd                                        26,000           57,582

BRAZIL 0.5%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.2%
Sider Paulista Cos.                                       2,400           94,187

CONSTRUCTION MATERIALS  0.2%
Arcelor Brasil S.A.                                       1,800           27,691
Companhia Siderurgica Nacional
   S.A. (CSN)                                             1,100           35,297
                                                                       ---------
                                                                          62,988
ELECTRIC UTILITIES  0.0%
CESP - Companhia Energetica de Sao
   Paulo *                                              778,000            6,646

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Empresa Brasileira de Aeronautica
   S.A. (Embraer)                                         6,500           59,421

OIL DISTRIBUTION  0.0%
Copesul-Companhia Petroquinica do Sul                       400            5,171
                                                                       ---------
                                                                         228,413
CANADA 5.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.4%
Saputo, Inc.                                              5,900          186,625

AUTOS  0.1%
Linamar Corp.                                             4,000           52,996

BANKS & CREDIT INSTITUTIONS  0.7%
Laurentian Bank of Canada                                   600           15,700
National Bank of Canada                                   6,000          306,369
                                                                       ---------
                                                                         322,069
BASIC MINERALS & METALS  1.5%
Agnico-Eagle Mines Ltd.                                   3,300          109,409
Alcan, Inc.                                               1,300           60,895
Inmet Mining Corp.                                        3,100          115,802
IPSCO, Inc.                                               1,600          153,178
Teck Cominco Ltd., Class B                                4,600          276,008
                                                                       ---------
                                                                         715,292
CHEMICALS & RUBBER  0.3%
Methanex Corp.                                            7,724          162,811

COMMERCIAL AIRCRAFT & COMPONENTS  0.1%
ACE Aviation Holdings, Inc. *                             1,300           36,276

COMMUNICATIONS UTILITIES  0.4%
Corus Entertainment, Inc., Class B                        1,000           32,473
Telus Corp.                                               4,600          185,640
                                                                       ---------
                                                                         218,113
DRUGS & PHARMACEUTICALS  0.1%
Biovail Corp.                                             3,300           77,038

ELECTRIC UTILITIES  0.3%
ATCO Ltd., Class I                                          500           16,393
Canadian Utilities, Ltd.                                  3,900          128,917
                                                                       ---------
                                                                         145,310
FOREST PRODUCTS & PAPER  0.1%
Cascades, Inc.                                            3,700           36,659

GAS & OTHER PUBLIC UTILITIES  0.1%
TransCanada Corp.                                         2,300           65,623

IT HARDWARE  0.4%
ATI Technologies, Inc. *                                 12,200          177,268

METAL PRODUCTS & MACHINERY  0.1%
Husky Injection Molding Systems
   Ltd. *                                                 7,500           32,585

MISCELLANEOUS FINANCE  0.1%
Dundee Corp., Class A *                                   1,200           39,731

OIL & COAL RESOURCES  0.2%
Nexen, Inc.                                               1,400           78,886

REAL ESTATE DEVELOPMENT  0.2%
MI Developments, Inc.                                     3,100          105,111

REAL ESTATE INVESTMENT TRUSTS  0.2%
RioCan Real Estate Investment
   Trust                                                  5,700          110,497

RETAIL  0.2%
Alimentation Couche-Tard, Inc.                            4,000           85,963

SOAPS & COSMETICS  0.1%
CCL Industries, Inc., Class B                             1,000           29,024

WHOLESALE  0.2%
George Weston Ltd.                                        1,100           78,635
                                                                       ---------
                                                                       2,756,512
CHILE 0.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Embotelladora Andina S.A.                                 1,900           27,968

AIRLINES  0.1%
Lan Airlines S.A.                                           600           19,524

BANKS & CREDIT INSTITUTIONS  0.1%
Banco de Chile                                            1,200           46,020
Banco Santander Chile SA                                    200            8,068
CorpBanca SA                                                500           11,530
                                                                       ---------
                                                                          65,618
BEER, LIQUOR, & TOBACCO  0.0%
Compania Cervecerias Unidas S.A.                            796           17,584

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                               SHARES             ($)
ELECTRIC UTILITIES  0.1%
Empresa Nacional de Electricidad
   S.A.                                                      83            2,191
Enersis S.A.                                              5,200           58,500
                                                                       ---------
                                                                          60,691
FINANCIAL INVESTMENTS  0.0%
Administradora de Fondos de
   Pensiones Provida S.A                                    266            6,424
                                                                       ---------
                                                                         197,809
CHINA 0.6%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Air China Ltd.                                           68,000           28,449

BASIC MINERALS & METALS  0.1%
Aluminum Corp. of China Ltd.                             94,000           70,220

ELECTRIC UTILITIES  0.1%
Datang International Power
   Generation Co., Ltd.                                  56,000           38,968

INSURANCE  0.1%
PICC Property & Casualty Co., Ltd.                      101,000           37,151

LAND & WATER TRANSPORTATION  0.0%
Sinotrans Ltd.                                           72,000           22,741

METAL PRODUCTS & MACHINERY  0.1%
Harbin Power Equipment Co., Ltd.                         32,000           38,168

TEXTILES & APPAREL  0.1%
Weiqiao Textile Co., Ltd.                                29,000           37,203
                                                                       ---------
                                                                         272,900
COLUMBIA 0.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.1%
Bancolombia S.A.                                          2,400           57,840

DENMARK 0.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Danisco A/S                                               1,800          131,067

LAND & WATER TRANSPORTATION  0.2%
AP Moller-Maersk A/S                                         14          109,214
                                                                       ---------
                                                                         240,281
FINLAND 1.1%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.6%
Outokumpu Oyj                                             6,300          147,261
Rautaruukki Oyj                                           4,500          135,492
                                                                       ---------
                                                                         282,753
FOREST PRODUCTS & PAPER  0.5%
Metso Corp.                                               4,800          173,821
UPM-Kymmene Oyj                                           3,500           75,206
                                                                       ---------
                                                                         249,027
                                                                       ---------
                                                                         531,780
FRANCE 4.4%
--------------------------------------------------------------------------------
AIRLINES  0.4%
Air France-KLM                                            8,000          187,870

AUTOS  0.2%
PSA Peugeot Citroen                                       1,800          111,792

CHEMICALS & RUBBER  0.5%
Compagnie Generale des
   Etablissements Michelin, Class B                       4,200          252,348

CONSTRUCTION MATERIALS  0.3%
Ciments Francais                                            900          149,221

INSURANCE  0.4%
CNP Assurances                                            1,800          170,853

IT HARDWARE  0.1%
Thomson                                                   2,700           44,616

PUBLISHING, BROADCASTING & CINEMA  0.5%
Havas SA                                                 48,000          244,587

REAL ESTATE DEVELOPMENT  0.3%
Bail Investissment Fonciere                               2,400          151,260

RESTAURANTS, HOTELS & THEATERS  0.6%
Accor SA                                                  1,200           73,003
Sodexho Alliance SA                                       4,000          191,959
                                                                       ---------
                                                                         264,962
SOAPS & COSMETICS  0.3%
Christian Dior SA                                         1,200          117,592

SOFTWARE  0.8%
Atos Origin SA *                                          2,600          169,966
Cap Gemini SA                                             3,900          222,412
                                                                       ---------
                                                                         392,378
                                                                       ---------
                                                                       2,087,479
GERMANY 4.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Suedzucker AG                                             4,800          106,327

AIRLINES  0.4%
Deutsche Lufthansa AG                                     9,900          181,978

BASIC MINERALS & METALS  0.6%
ThyssenKrupp AG                                           9,000          307,637

CONSTRUCTION & HOMEBUILDING  0.3%
GEA Group AG                                              9,900          169,255

DRUGS & PHARMACEUTICALS  0.3%
Merck KGaA *                                              1,400          127,084

INFORMATION & SERVICES  0.4%
TUI AG                                                    9,600          190,270

INSURANCE  0.3%
AMB Generali Holding AG                                   1,000          141,799

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
IT HARDWARE  0.5%
Infineon Technologies AG *                                 21,000        233,694

METAL PRODUCTS & MACHINERY  0.4%
Salzgitter AG                                               2,200        185,858

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.3%
Heidelberger Druckmaschinen AG                              3,300        149,679

RETAIL  0.4%
KarstadtQuelle AG *                                         6,600        174,820
                                                                       ---------
                                                                       1,968,401
GREECE 0.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
Emporiki Bank of Greece SA *                                4,000        138,625

OIL DISTRIBUTION  0.3%
Hellenic Petroleum S.A.                                    10,000        132,663
                                                                       ---------
                                                                         271,288
HONG KONG 2.8%
--------------------------------------------------------------------------------
AIRLINES  0.1%
Cathay Pacific Airways Ltd. *                              36,000         62,986

BANKS & CREDIT INSTITUTIONS  0.3%
The Bank of East Asia, Ltd.                                30,000        123,574
Wing Lung Bank Ltd.                                           900          7,766
                                                                       ---------
                                                                         131,340
CELLULAR & WIRELESS  0.2%
China Unicom Ltd.                                          44,000         39,432
Hutchison Telecommunications
   International Ltd. *                                    31,000         50,011
                                                                       ---------
                                                                          89,443
COMMUNICATIONS UTILITIES  0.1%
China Netcom Group Corp. Hong Kong
   Ltd.                                                    41,000         71,900

ELECTRIC UTILITIES  0.2%
CLP Holdings Ltd.                                           5,000         29,257
Hongkong Electric Holdings Ltd.                            15,000         67,946
                                                                       ---------
                                                                          97,203
LAND & WATER TRANSPORTATION  0.1%
Transport International Holdings
   Ltd.                                                    10,400         54,412

MISCELLANEOUS FINANCE  0.1%
Guoco Group Ltd.                                            5,000         59,166

REAL ESTATE DEVELOPMENT  1.4%
Chinese Estates Holdings Ltd.                              32,000         34,581
Citic Pacific Ltd.                                         25,000         73,765
Hang Lung Group Ltd.                                       16,000         34,634
Hang Lung Properties Ltd.                                  47,000         84,419
Henderson Investment Ltd.                                  17,000         29,198
Hongkong Land Holdings Ltd.                                 9,000         32,959
Hopewell Holdings Ltd.                                     24,000         67,723
Hopson Development Holdings Ltd.                           22,000         45,563
Kerry Properties Ltd.                                      17,000         58,071
New World Development Co., Ltd.                            62,000        102,404
The Wharf Holdings Ltd.                                    26,000         92,498
                                                                       ---------
                                                                         655,815
RESTAURANTS, HOTELS & THEATERS  0.1%
Hongkong & Shanghai Hotels Ltd.                            25,500         28,251

RETAIL  0.1%
Jardine Strategic Holdings Ltd.                             4,000         43,175

SOFTWARE  0.1%
Tencent Holdings Ltd.                                      19,000         39,955

WHOLESALE  0.0%
Esprit Holdings Ltd.                                        2,500         20,433
                                                                       ---------
                                                                       1,354,079
HUNGARY 0.2%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES  0.2%
Magyar Telekom Nyrt. *                                     24,000         91,091

INDIA 0.9%
--------------------------------------------------------------------------------
AUTOS  0.3%
Tata Motors Ltd.                                            6,700        115,575

BANKS & CREDIT INSTITUTIONS  0.2%
State Bank of India                                         2,600        103,835

BASIC MINERALS & METALS  0.2%
Hindalco Industries Ltd. *                                 23,600         89,680

COMMUNICATIONS UTILITIES  0.0%
Mahanagar Telephone Nigam, Ltd.                             2,800         19,236

CONSTRUCTION & HOMEBUILDING  0.2%
Larsen & Toubro Ltd.                                        1,500         71,625

DRUGS & PHARMACEUTICALS  0.0%
Dr. Reddy's Laboratories Ltd.                                 700         19,390
                                                                       ---------
                                                                         419,341
INDONESIA 0.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
PT Astra Agro Lestari Tbk.                                 41,000         28,783

BANKS & CREDIT INSTITUTIONS  0.3%
PT Bank Central Asia Tbk.                                 199,000         88,274
PT Bank Rakyat Indonesia                                  123,000         54,531
                                                                       ---------
                                                                         142,805
BASIC MINERALS & METALS  0.1%
PT International Nickel Indonesia
   Tbk. (INCO)                                             23,000         48,583

BEER, LIQUOR, & TOBACCO  0.0%
PT Gudang Garam Tbk.                                       16,000         16,424

WHOLESALE  0.1%
PT Astra International Tbk.                                50,000         52,736

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                               SHARES             ($)
PT Unilever Indonesia Tbk.                              52,000            23,185
                                                                       ---------
                                                                          75,921
                                                                       ---------
                                                                         312,516
IRELAND 0.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Kerry Group plc                                          7,000           148,453

BANKS & CREDIT INSTITUTIONS  0.2%
Bank of Ireland                                          6,000           106,656

CONSTRUCTION MATERIALS  0.2%
CRH plc                                                  2,100            68,422
                                                                       ---------
                                                                         323,531
ISRAEL 1.2%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  1.2%
Bank Hapoalim B.M.                                      40,000           174,861
Bank Leumi Le-Israel                                    49,000           178,275
Israel Discount Bank *                                 117,000           205,420
                                                                       ---------
                                                                         558,556
                                                                       ---------
                                                                         558,556
ITALY 3.0%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.6%
Banca Popolare dell'Emilia Romagna                       5,400           115,297
Banca Popolare di Milano Scarl
   (BPM)                                                16,000           203,689
                                                                       ---------
                                                                         318,986
CHEMICALS & RUBBER  0.3%
Pirelli & C. S.p.A. *                                  180,000           156,484

CONSTRUCTION MATERIALS  0.6%
Caltagirone S.p.A.                                      10,000           114,231
Italcementi S.p.A.                                       6,400           161,738
                                                                       ---------
                                                                         275,969
FINANCIAL INVESTMENTS  0.5%
Banche Popolari Unite Scpa                               9,100           235,637

GAS & OTHER PUBLIC UTILITIES  0.3%
Snam Rete Gas S.p.A                                     32,000           140,608

GOVERNMENT AIRCRAFT & DEFENSE  0.6%
Finmeccanica S.p.A.                                     12,254           271,861

WHOLESALE  0.1%
Aem Torino S.p.A.                                       21,000            54,159
                                                                       ---------
                                                                       1,453,704
JAPAN 26.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Nisshin Seifun Group, Inc.                               7,500            83,697

AIRLINES  0.2%
All Nippon Airways Co., Ltd.                            29,000           111,555

AUTOS  0.8%
Fuji Heavy Industries Ltd.                              44,000           257,663
Suzuki Motor Corp.                                       6,000           129,839
                                                                       ---------
                                                                         387,502
BANKS & CREDIT INSTITUTIONS  3.0%
Acom Co., Ltd.                                           2,840           154,116
Higo Bank Ltd.                                           3,000            22,246
Orient Corp.                                            50,000           163,507
Sanyo Shinpan Finance Co., Ltd.                          2,000           101,764
Shinsei Bank Ltd.                                       50,000           316,889
Takefuji Corp.                                           4,130           246,169
The 77 Bank Ltd.                                        25,000           173,699
The Chugoku Bank Ltd.                                    5,000            68,020
The Yamaguchi Bank Ltd.                                 13,000           187,694
                                                                       ---------
                                                                       1,434,104
BASIC MINERALS & METALS  4.1%
Fujikura Ltd.                                           15,000           165,584
Kobe Steel Ltd.                                         97,000           303,672
Maruichi Steel Tube Ltd.                                 3,600            80,435
Mitsubishi Materials Corp.                              54,000           230,974
Mitsui Mining & Smelting Co., Ltd.                      16,000            94,682
Nisshin Steel Co., Ltd.                                 62,000           199,592
Sumitomo Electric Industries Ltd.                       23,300           341,287
Sumitomo Metal Mining Co., Ltd.                         25,000           327,596
Sumitomo Titanium Corp.                                    400            63,498
Tokyo Steel Manufacturing Co.,
   Ltd.                                                  5,800           127,104
                                                                       ---------
                                                                       1,934,424
BEER, LIQUOR, & TOBACCO  0.6%
Asahi Breweries Ltd.                                    20,500           287,725

CHEMICALS & RUBBER  2.1%
Asahi Kasei Corp.                                       48,000           313,902
Kanera Corp.                                            12,000           109,104
Mitsubishi Chemical Holdings Corp.                      46,000           287,595
Mitsui Chemicals, Inc.                                  39,000           254,878
Tosoh Corp.                                             11,000            43,866
                                                                       ---------
                                                                       1,009,345
CONSTRUCTION MATERIALS  0.4%
JS Group Corp.                                           8,900           187,102

DRUGS & PHARMACEUTICALS  1.0%
Kyowa Hakko Kogyo Co., Ltd.                             30,000           202,232
Taisho Pharmaceutical Co., Ltd.                         13,000           254,821
                                                                       ---------
                                                                         457,053
GAS & OTHER PUBLIC UTILITIES  0.6%
Osaka Gas Co., Ltd.                                     84,000           270,114

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Mitsui Engineering & Shipbuilding
   Co., Ltd.                                            14,000            42,903

INSURANCE  0.2%
The Fuji Fire & Marine Insurance
   Co., Ltd.                                            19,000            78,466

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
IT HARDWARE  2.1%
Alps Electric Co., Ltd.                                   10,800         135,016
Citizen Watch Co., Ltd.                                   17,200         155,649
Omron Corp.                                               10,200         259,563
Rohm Co., Ltd.                                             2,000         178,987
Seiko Epson Corp.                                          9,700         264,131
                                                                      ----------
                                                                         993,346
LAND & WATER TRANSPORTATION  2.1%
Nagoya Railroad Co., Ltd.                                 48,000         155,715
Nippon Express Co., Ltd.                                  13,000          70,338
Nippon Yusen Kabushiki Kaisha                             10,000          65,081
Seino Transportation Co., Ltd.                             8,000          84,551
West Japan Railway Co.                                        72         298,553
Yamato Holdings Co., Ltd.                                 18,000         319,405
                                                                      ----------
                                                                         993,643
METAL PRODUCTS & MACHINERY  3.1%
Amada Co., Ltd.                                           26,000         272,996
Fuji Electric Holdings Co., Ltd.                          46,000         240,906
Hitachi Construction Machinery
   Co., Ltd.                                               6,900         166,461
Kawasaki Heavy Industries Ltd.                            32,000         107,824
Kubota Corp.                                              17,000         161,736
Makita Corp.                                               4,400         138,758
Sumitomo Heavy Industries Ltd.                            28,000         258,717
Toyo Seikan Kaisha Ltd.                                    6,100         110,750
                                                                      ----------
                                                                       1,458,148
MISCELLANEOUS FINANCE  1.2%
Mitsubishi UFJ Securities Co.,
   Ltd.                                                   13,000         168,600
Okasan Holdings, Inc.                                      8,000          76,998
Shinko Securities Co., Ltd.                               47,000         199,120
SMBC Friend Securities Co., Ltd.                           3,500          29,317
SPARX Asset Management Co., Ltd.                              84          88,419
                                                                      ----------
                                                                         562,454
OIL DISTRIBUTION  1.5%
Cosmo Oil Co., Ltd.                                       44,000         198,309
Nippon Mining Holdings, Inc.                              34,000         286,991
Nippon Oil Corp.                                          26,000         190,244
Showa Shell Sekiyu K.K.                                    3,600          42,291
                                                                      ----------
                                                                         717,835
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.0%
Brother Industries Ltd.                                   20,000         197,326
Konica Minolta Holdings, Inc. *                           24,000         303,676
                                                                      ----------
                                                                         501,002
REAL ESTATE DEVELOPMENT  0.2%
Hankyu Holdings, Inc.                                     17,000          83,034

RETAIL  0.8%
Aoyama Trading Co., Ltd.                                   2,500          78,300
The Daiei, Inc. *                                          5,150         108,202
Uny Co., Ltd.                                             14,000         206,476
                                                                      ----------
                                                                         392,978
TEXTILES & APPAREL  0.4%
ONWARD KASHIYAMA Co., Ltd.                                12,000         184,659

WHOLESALE  0.8%
Canon Sales Co., Inc.                                      7,700         158,728
SUZUKEN Co., Ltd.                                          6,100         242,003
                                                                      ----------
                                                                         400,731
                                                                      ----------
                                                                      12,571,820
MALAYSIA 1.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Golden Hope Plantations Berhad                            23,000          25,538
PPB Group Berhad                                          20,000          21,772
                                                                      ----------
                                                                          47,310
BANKS & CREDIT INSTITUTIONS  0.2%
Hong Leong Credit Berhad                                  18,000          22,730
Public Bank Berhad                                        43,600          74,753
RHB Capital Berhad                                         7,000           5,229
                                                                      ----------
                                                                         102,712
CELLULAR & WIRELESS  0.1%
Maxis Communications Berhad                               35,000          81,463

FINANCIAL INVESTMENTS  0.2%
Bumiputra-Commerce Holdings Berhad                        41,000          66,287
Hong Leong Bank Berhad                                    13,000          18,043
                                                                      ----------
                                                                          84,330
OIL DISTRIBUTION  0.1%
Petronas Dagangan Berhad                                  24,000          26,678

RESTAURANTS, HOTELS & THEATERS  0.3%
Berjaya Sports Toto Berhad                                20,000          26,353
Genting Berhad                                            11,000          70,918
Resorts World Berhad                                      13,000          41,393
                                                                      ----------
                                                                         138,664
WHOLESALE  0.1%
Sime Darby Berhad                                         28,000          41,910
                                                                      ----------
                                                                         523,067
MEXICO 0.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Embotelladoras Arca S.A.                                   3,900           9,044
Fomento Economico Mexicano S.A.                            7,900          66,175
Grupo Bimbo SA                                             7,700          23,077
Grupo Continential, S.A.                                   5,700           9,338
                                                                      ----------
                                                                         107,634
BASIC MINERALS & METALS  0.2%
Grupo Mexico SAB                                          26,800          76,563
Grupo Simec, S.A. *                                        4,800          11,969
                                                                      ----------
                                                                          88,532
CONSTRUCTION & HOMEBUILDING  0.0%
Empresas ICA S.A. *                                        2,400           6,772

CONSTRUCTION MATERIALS  0.0%
Grupo Lamosa S.A.                                          1,300           3,553

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF          VALUE
SECURITY                                                SHARES             ($)
METAL PRODUCTS & MACHINERY  0.0%
Grupo Collado S.A. *                                         600             946

RETAIL  0.1%
Grupo Sanborns S.A. *                                      7,400          14,681
Organizacion Soriana S.A.                                  5,600          20,788
                                                                       ---------
                                                                          35,469
TEXTILES & APPAREL  0.1%
Alfa, S.A.                                                 9,500          47,738

WHOLESALE  0.0%
Grupo Casa Saba S.A.                                       2,100           4,453
                                                                       ---------
                                                                         295,097
NETHERLANDS 1.0%
--------------------------------------------------------------------------------
INFORMATION & SERVICES  0.3%
Koninklijke BAM Groep N.V.                                 7,000         138,892

IT HARDWARE  0.2%
STMicroelectronics N.V.                                    5,000          80,295

OIL & COAL RESOURCES  0.5%
Koninklijke DSM N.V.                                       6,400         266,273
                                                                       ---------
                                                                         485,460
PHILIPPINES 0.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.1%
Metropolitan Bank & Trust Co.                             47,000          29,960

POLAND 1.0%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.5%
KGHM Polska Miedz S.A.                                     6,300         215,102

COMMUNICATIONS UTILITIES  0.3%
Telekomunikacja Polska S.A.                               24,000         151,062

OIL DISTRIBUTION  0.2%
Polski Koncern Naftowy Orlen S.A.                          6,000         100,266
                                                                       ---------
                                                                         466,430
PORTUGAL 0.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.5%
Banco Comercial Portugues S.A.                            90,000         255,677

SINGAPORE 1.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Asia Food & Properties Ltd.                               66,000          29,569
Golden Agri-Resources Ltd.                                40,000          17,701
                                                                       ---------
                                                                          47,270
AIRLINES  0.2%
Singapore Airlines Ltd.                                   12,000          96,271

BANKS & CREDIT INSTITUTIONS  0.3%
Overseas-Chinese Banking Corp.,
   Ltd.                                                   17,000          70,903
United Overseas Bank Ltd.                                  8,000          78,764
                                                                       ---------
                                                                         149,667
COMMERCIAL AIRCRAFT & COMPONENTS  0.1%
Singapore Technologies Engineering
   Ltd.                                                   32,000          58,530

ELECTRIC UTILITIES  0.1%
SembCorp Industries Ltd.                                  23,000          47,145

INSURANCE  0.1%
Great Eastern Holding Ltd.                                 3,000          30,130

OIL DISTRIBUTION  0.1%
Singapore Petroleum Co., Ltd.                              5,000          15,985

REAL ESTATE DEVELOPMENT  0.0%
Jardine Cycle & Carriage Ltd.                              1,000           6,323
Singapore Press Holdings Ltd.                              2,000           5,208
                                                                       ---------
                                                                          11,531
RESTAURANTS, HOTELS & THEATERS  0.0%
Raffles Holdings Ltd.                                     12,000           5,262
                                                                       ---------
                                                                         461,791
SOUTH AFRICA 1.1%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.5%
Gold Fields Ltd.                                           2,000          45,398
Harmony Gold Mining Co Ltd. *                              8,000         129,144
Kumba Resources Ltd.                                       5,000          89,370
                                                                       ---------
                                                                         263,912
COMMUNICATIONS UTILITIES  0.1%
Telkom South Africa Ltd.                                   3,000          55,089

INSURANCE  0.2%
Santam Ltd.                                                9,000          83,738

MISCELLANEOUS FINANCE  0.3%
Investec Ltd.                                              3,000         133,575
                                                                       ---------
                                                                         536,314
SOUTH KOREA 3.1%
--------------------------------------------------------------------------------
AUTOS  0.2%
Kia Motors Corp.                                           6,000         102,761

BANKS & CREDIT INSTITUTIONS  0.4%
Industrial Bank Of Korea (IBK)                             4,570          76,856
Woori Finance Holdings Co., Ltd.                           5,460         102,504
                                                                       ---------
                                                                         179,360
BASIC MINERALS & METALS  0.1%
Korea Zinc Co., Ltd.                                         290          22,732

BEER, LIQUOR, & TOBACCO  0.1%
KT&G Corp.                                                   940          54,877

CHEMICALS & RUBBER  0.1%
Hankook Tire Manft                                         2,200          25,817
Honam Petrochemical Corp.                                    110           5,366
                                                                       ---------
                                                                          31,183

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
COMMUNICATIONS UTILITIES  0.2%
KT Corp.                                                    1,600         66,232
KT Freetel Co., Ltd.                                        1,570         49,138
                                                                       ---------
                                                                         115,370
CONSTRUCTION & HOMEBUILDING  0.2%
Daelim Industrial Co., Ltd.                                   640         40,124
Hyundai Development Co.                                     1,560         67,430
                                                                       ---------
                                                                         107,554
GOVERNMENT AIRCRAFT & DEFENSE  0.5%
Hyundai Heavy Industries Co., Ltd.                            890         99,930
Samsung Heavy Industries Co., Ltd.                          5,310        122,517
                                                                       ---------
                                                                         222,447
INFORMATION & SERVICES  0.1%
Daewoo Engineering & Construction
   Co., Ltd.                                                4,150         58,967

INSURANCE  0.2%
Samsung Fire & Marine Insurance
   Co., Ltd.                                                  830        111,129

MISCELLANEOUS FINANCE  0.5%
Samsung Securities Co., Ltd.                                1,680         90,231
Shinhan Financial Group Co., Ltd.                           1,300         61,248
Tong Yang Investment Bank *                                 2,150         27,862
Woori Investment & Securities Co.,
   Ltd.                                                     2,400         50,089
                                                                       ---------
                                                                         229,430
OIL DISTRIBUTION  0.1%
S-Oil Corp.                                                   540         38,156

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.1%
Samsung Techwin Co., Ltd.                                   1,770         48,483

RESTAURANTS, HOTELS & THEATERS  0.1%
Kangwon Land, Inc.                                          3,030         51,690

SOFTWARE  0.2%
NHN Corp. *                                                   230         79,767
                                                                       ---------
                                                                       1,453,906
SPAIN 2.1%
--------------------------------------------------------------------------------
AIRLINES  0.3%
Iberia Lineas Aereas de Espana
   S.A.                                                    54,000        139,314

BANKS & CREDIT INSTITUTIONS  0.7%
Banco de Sabadell SA                                        7,000        245,005
Banco Popular Espanol SA                                    8,000        119,284
                                                                       ---------
                                                                         364,289
BASIC MINERALS & METALS  0.1%
Acerinox, S.A.                                              1,800         31,215

CONSTRUCTION & HOMEBUILDING  0.4%
Fomento de Construcciones y
   Contratas S.A.                                           2,400        182,363

REAL ESTATE DEVELOPMENT  0.4%
Corporacion Financiera Alba S.A.                            1,200         66,490
Inmobiliaria Colonia S.A.                                     800         63,525
Inmobiliaria Urbis S.A.                                     2,289         59,454
                                                                       ---------
                                                                         189,469
WHOLESALE 0.2%
Compania de Distribucion Integral
   Logista S.A.                                             1,500         89,468
                                                                       ---------
                                                                         996,118
SWEDEN 2.2%
--------------------------------------------------------------------------------
AUTOS  0.3%
Volvo AB                                                    2,500        122,848

BASIC MINERALS & METALS  0.3%
Boliden AB                                                  8,000        147,102

COMMUNICATIONS UTILITIES  0.3%
Tele2 AB, Class B                                          16,000        161,660

CONSUMER DURABLES  0.3%
Electrolux AB - Series B                                    8,000        115,399

GOVERNMENT AIRCRAFT & DEFENSE  0.3%
Saab AB                                                     6,000        152,407

METAL PRODUCTS & MACHINERY  0.7%
AB SKF, Class B                                            14,000        220,790
SSAB Svenskt Stal AB - Series A                             6,300        118,871
                                                                       ---------
                                                                         339,661
                                                                       ---------
                                                                       1,039,077
SWITZERLAND 2.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Barry Callebaut AG                                            350        147,705

BANKS & CREDIT INSTITUTIONS  0.3%
Banque Cantonale Vaudoise                                     350        119,720

BASIC MINERALS & METALS  0.1%
Georg Fischer AG - Reg'd. *                                   160         68,528

BIOTECHNOLOGY  0.3%
Serono S.A., Class B                                          180        123,893

CHEMICALS & RUBBER  0.3%
Ciba Specialty Chemicals AG                                 2,700        150,518

CONSTRUCTION MATERIALS  0.2%
Holcim Ltd.                                                 1,400        107,325

INSURANCE  1.4%
Baloise Holding AG, Class R                                 2,400        184,213
Helvetia Patria Holding                                       840        220,837
Swiss Life Holding *                                        1,062        248,530
                                                                       ---------
                                                                         653,580
                                                                       ---------
                                                                       1,371,269
TAIWAN  3.8%
--------------------------------------------------------------------------------
AUTOS  0.1%
China Motor Corp.                                          32,000         32,127

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
BANKS & CREDIT INSTITUTIONS  0.5%
China Development Financial
   Holding Corp. *                                        328,000        132,694
Fubon Financial Holding Co., Ltd.                         132,000        114,342
                                                                       ---------
                                                                         247,036
BASIC MINERALS & METALS  0.1%
Walsin Lihwa Corp.                                         78,000         33,464

CELLULAR & WIRELESS  0.2%
Taiwan Mobile Co., Ltd.                                    84,000         83,472

CHEMICALS & RUBBER  0.3%
Formosa Chemicals & Fibre Corp.                            91,000        140,530

COMMUNICATIONS UTILITIES  0.3%
Far Eastern Textile Ltd. *                                105,000         85,752
Far EasTone Telecommunications
   Co., Ltd.                                               65,000         72,460
                                                                       ---------
                                                                         158,212
INSTRUMENTS  0.3%
High Tech Computer Corp.                                    6,000        164,927

IT HARDWARE  1.4%
AU Optronics Corp.                                        141,000        199,658
Lite-On Technology Corp. *                                 79,000        117,075
Nan Ya Plastics Corp.                                     160,000        236,248
Powerchip Semiconductor Corp.                             156,000        102,135
Vanguard International
   Semiconductor Corp.                                     38,000         25,582
                                                                       ---------
                                                                         680,698
LAND & WATER TRANSPORTATION  0.1%
Yang Ming Marine Transport                                 50,000         31,336

MAINFRAME & MINICOMPUTERS  0.3%
Compal Electronics, Inc.                                  113,000        107,695
Quanta Computer, Inc.                                      21,000         33,623
                                                                       ---------
                                                                         141,318
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.2%
Acer, Inc.                                                 64,000        112,238
                                                                       ---------
                                                                       1,825,358
THAILAND 0.4%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER  0.1%
Thai Petrochemical Industry Public
   Co., Ltd. *                                            344,000         62,407

OIL & COAL RESOURCES  0.1%
Banpu Public Co., Ltd.                                      7,000         23,719

OIL DISTRIBUTION  0.2%
PTT Exploration & Production
   Public Co., Ltd.                                        36,000        100,501
                                                                       ---------
                                                                         186,627
TURKEY 0.7%
--------------------------------------------------------------------------------
AUTOS  0.3%
Koc Holding AS *                                           40,000        118,670

BANKS & CREDIT INSTITUTIONS  0.1%
Turkiye Garanti Bankasi A.S.                               20,000         49,099

CELLULAR & WIRELESS  0.0%
Turkcell Iletisim Hizmetleri AS                             3,165         14,661

OIL DISTRIBUTION  0.3%
Tupras-Turkiye Petrol
   Rafinerileri, A.S.                                       8,000        132,959
                                                                       ---------
                                                                         315,389
UNITED KINGDOM 13.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.4%
Tate & Lyle plc                                            18,900        211,443

AUTOS  0.4%
GKN plc                                                    38,000        191,510

BANKS & CREDIT INSTITUTIONS  0.3%
Close Brothers Group plc                                    7,500        126,122

BASIC MINERALS & METALS  1.1%
Corus Group plc                                            31,000        260,992
Kazakhmys plc                                               1,471         32,445
Lonmin plc                                                    600         31,303
Vedanta Resources plc                                       7,600        192,751
                                                                       ---------
                                                                         517,491
BEER, LIQUOR, & TOBACCO  0.5%
Scottish & Newcastle plc                                   24,000        225,976

CELLULAR & WIRELESS  0.1%
The Carphone Warehouse plc                                  6,000         35,150

COMMUNICATIONS UTILITIES  0.2%
Cable & Wireless plc                                       45,000         95,563

CONSTRUCTION MATERIALS  0.1%
Cookson Group plc                                           5,000         48,489

DRUGS & PHARMACEUTICALS  0.2%
Shire Pharmaceuticals plc                                   5,600         81,854

FINANCIAL INVESTMENTS  0.3%
Schroders plc                                               8,500        158,512

FOREST PRODUCTS & PAPER  0.3%
DS Smith plc                                               54,000        149,656

GAS & OTHER PUBLIC UTILITIES  0.8%
Northumbrian Water Group plc                                2,000          9,140
Severn Trent plc                                           10,000        216,212
United Utilities plc                                       13,600        161,050
                                                                       ---------
                                                                         386,402
GOVERNMENT AIRCRAFT & DEFENSE  0.1%
VT Group plc                                                8,000         71,966

INFORMATION & SERVICES  1.2%
AMEC plc                                                   33,765        198,428
First Choice Holidays plc                                  48,000        202,723
Group 4 Securicor plc                                      48,092        148,943
                                                                       ---------
                                                                         550,094

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
INSTRUMENTS  0.3%
Spectris plc                                              10,800         122,115

INSURANCE  1.4%
Catlin Group Ltd.                                         19,000         150,959
Old Mutual plc                                           105,000         317,052
Royal & Sun Alliance Insurance
   Group plc                                              88,000         218,777
                                                                      ----------
                                                                         686,788
LAND & WATER TRANSPORTATION  1.4%
Antofagasta plc                                           22,000         170,322
FirstGroup plc                                            21,000         181,802
National Express Group plc                                 4,900          80,285
Stagecoach Group plc                                     110,000         234,180
                                                                      ----------
                                                                         666,589
MISCELLANEOUS FINANCE  1.1%
Amvescap plc                                              26,000         237,865
Investec plc                                               3,549         168,947
Legal & General Group plc                                 48,000         113,614
                                                                      ----------
                                                                         520,426
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.2%
Laird Group plc                                           11,000          79,152

REAL ESTATE DEVELOPMENT  0.8%
Brixton plc                                                8,000          70,784
Hammerson plc                                              9,000         196,743
Liberty International plc                                  6,500         127,859
                                                                      ----------
                                                                         395,386
RESTAURANTS, HOTELS & THEATERS  2.0%
Compass Group plc                                         54,000         261,617
Greene King plc                                           13,300         202,195
Millennium & Copthorne Hotels plc                          9,000          72,017
Mitchells & Butlers plc                                   18,000         171,361
Whitbread plc                                              7,650         164,748
Wolverhampton & Dudley Breweries
   plc                                                     2,800          66,578
                                                                      ----------
                                                                         938,516
                                                                      ----------
                                                                       6,259,200
                                                                      ----------
TOTAL COMMON STOCK
(COST $45,787,498)                                                    45,507,148
                                                                      ----------
PREFERRED STOCK 1.1% OF NET ASSETS

BRAZIL 1.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Sadia S.A.                                                 7,700          20,442

AIRLINES  0.0%
Viacao Aerea Rio-Grandense S.A. *                            800           1,145

BASIC MINERALS & METALS  0.1%
Gerdau S.A.                                                2,800          42,080

CHEMICALS & RUBBER  0.0%
Uniao de Industrias Petroquimicas
   S.A.                                                    8,800           5,810

COMMUNICATIONS UTILITIES  0.4%
Embratel Participacoes S.A.                            9,932,000          30,540
Tele Norte Leste Participacoes
   S.A.                                                    6,900          88,564
Telemar Norte Leste S.A.                                   1,900          38,072
Telesp -Telecomunicacoes de Sao
   Paulo S.A.                                              1,400          29,734
                                                                      ----------
                                                                         186,910
CONSTRUCTION MATERIALS  0.0%
Magnesita S.A.                                           570,000           3,237

CONSUMER DURABLES  0.0%
Brasmotor SA                                              30,000           2,313

ELECTRIC UTILITIES  0.3%
Centrais Eletricas Brasileiras
   S.A.                                                  852,000          17,662
Centrais Eletricas de Santa
   Catarina, S.A.                                          8,500           6,161
Companhia Energetica de Minas
   Gerais                                              2,015,000          85,423
Companhia Paranaense de
   Energia-Copel                                       2,335,000          21,993
                                                                      ----------
                                                                         131,239
FINANCIAL INVESTMENTS  0.1%
Itausa - Investimentos Itau S.A.                          14,800          59,585

FOREST PRODUCTS & PAPER  0.0%
Duratex S.A.                                               1,200          10,798

OIL DISTRIBUTION  0.1%
Companhia Brasileira de Petroleo
   Itiranga                                                1,200           9,973
Distribuidora de Productos de
   Petroleo Ipiranga S.A.                                    500           5,656
Refinaria de Petroleo Ipiranga
   S.A.                                                      400           5,723
                                                                      ----------
                                                                          21,352
TEXTILES & APPAREL  0.0%
Companhia de Tecidos do Norte de
   Minas - Coteminas                                      70,000           6,528
Sao Paulo Alpargatas S.A.                                    200           9,225
                                                                      ----------
                                                                          15,753
                                                                      ----------
                                                                         500,664
TOTAL PREFERRED STOCK
(COST $469,215)                                                          500,664

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     FACE AMOUNT         VALUE
SECURITY                                                 ($)              ($)

SHORT-TERM INVESTMENT 3.0% OF NET ASSETS

                                                                         VALUE
SECURITY                                                                  ($)
REPURCHASE AGREEMENT 3.0%
--------------------------------------------------------------------------------
State Street Bank & Trust Co.
   dated 6/30/06, due 7/3/06 at
   4.25% with a maturity value of
   $1,410,580 (fully
   collateralized by Federal
   National Mortgage Assoication
   Securities with a value of
   $1,440,688)                                         1,410,081       1,410,081
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT
(COST $1,410,081)                                                      1,410,081

END OF INVESTMENTS.

At June 30, 2006 the tax basis cost of the fund's investments was $47,734,523 and the unrealized appreciation and depreciation was $931,297 and ($1,247,927), respectively, with a net unrealized depreciation of ($316,630).

* Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

                             AMOUNT                   AMOUNT
                               OF                       OF
                             CURRENCY                 CURRENCY   UNREALIZED
               CURRENCY       TO BE       CURRENCY     TO BE       GAINS /
 EXPIRATION     TO BE        RECEIVED      TO BE     DELIVERED     LOSSES
    DATE       RECEIVED    ($ X 1,000)   DELIVERED  ($ X 1,000)  ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACT

07/03/2006       JPY           117         USD          119           2

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of June 30, 2006 FT Interactive's fair valuations were used for all relevant international securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Acting Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Laudus Trust
              ------------

By:    /s/ Evelyn Dilsaver
     ----------------------------------
        Evelyn Dilsaver
        President, Chief Executive Officer

Date: August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Evelyn Dilsaver
     ----------------------------------
         Evelyn Dilsaver
         President, Chief Executive Officer

Date:    August 16, 2006

By:    /s/ George Pereira
     ----------------------------------
         George Pereira
         Treasurer, Principal Financial Officer

Date: August 16, 2006